UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 07121)

Exact name of registrant as specified in charter: Putnam Asset Allocation Funds

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code: (617) 292-1000

Date of fiscal year end: September 30, 2008

Date of reporting period: December 31, 2007

Item 1. Schedule of Investments:

Putnam Asset Allocation Funds

The funds' portfolios	Growth		Balanced		Conservative
December 31, 2007 (Unaudited)

COMMON STOCKS(a)	Growth 74.9%		Balanced 60.6%		Conservative 34.9%

	Shares	Value	Shares	Value	Shares	Value

Banking		5.9%		4.5%		2.6%
Allied Irish Banks PLC (Ireland)	85,999	$1,973,415	60,824	$1,395,725	17,278	$396,477
Australia & New Zealand Banking Group, Ltd. (Australia)	115,264	2,759,992	82,061	1,964,948	23,311	558,181
Banco do Brasil SA (Brazil)	93,000	1,589,207	--	--	--	--
Banco Latinoamericano de Exportaciones SA Class E
(Panama)	36,132	589,313	24,678	402,498	--	--
Banco Santander Central Hispano SA (Spain)	64,327	1,387,786	--	--	--	--
Bank of America Corp. (SEG)	152,627	6,297,390	124,893	5,153,085	43,514	1,795,388
Bank of Cyprus PCL (Cyprus)	34,610	634,266	--	--	--	--
Bank of India (India)	103,375	957,431	--	--	--	--
BankUnited Financial Corp. Class A	27,354	188,743	19,021	131,245	--	--
Banner Corp.	15,514	445,717	10,730	308,273	--	--
Barclays PLC (United Kingdom)	670,951	6,776,963	467,476	4,721,757	132,047	1,333,745
BNP Paribas SA (France)	94,625	10,157,448	68,255	7,326,780	19,697	2,114,359
Boston Private Financial Holdings, Inc.	26,500	717,620	19,900	538,892	7,000	189,560
Cathay General Bancorp (SG) (SB)	20,400	540,396	13,949	369,509	--	--
Center Financial Corp.	25,925	319,396	18,143	223,522	--	--
China Construction Bank Corp. (China)	1,154,000	967,870	--	--	--	--
China Merchants Bank Co., Ltd. (China)	112,000	451,722	--	--	--	--
Citizens Republic Bancorp, Inc.	34,400	499,144	30,900	448,359	10,900	158,159
City Bank	22,659	508,015	15,412	345,537	--	--
City Holding Co.	14,391	486,991	10,047	339,990	--	--
Comerica, Inc.	4,300	187,179	3,200	139,296	1,100	47,883
Commerzbank AG (Germany)	21,285	804,515	16,134	609,821	4,410	166,686
Corus Bankshares, Inc.	28,987	309,291	19,996	213,357	--	--
Credicorp, Ltd. (Bermuda)	11,700	892,710	--	--	--	--
DBS Group Holdings, Ltd. (Singapore)	280,000	3,967,927	188,000	2,664,179	52,000	736,901
Downey Financial Corp.	9,186	285,776	6,438	200,286	--	--
First Community Bancorp	4,300	177,332	3,200	131,968	1,100	45,364
First Midwest Bancorp, Inc.	20,300	621,180	15,200	465,120	5,400	165,240
First Niagara Financial Group, Inc.	85,000	1,023,400	70,100	844,004	24,800	298,592
First Regional Bancorp (NON)	13,881	262,212	9,657	182,421	--	--
FirstFed Financial Corp. (NON)	18,066	647,124	12,876	461,218	--	--
FirstMerit Corp. (SG) (SB)	48,900	978,489	36,600	732,366	12,900	258,129
FirstRand, Ltd. (South Africa)	531,949	1,546,895	--	--	--	--
Frontier Financial Corp.	14,800	274,836	11,100	206,127	3,900	72,423
Fukuoka Financial Group, Inc. (Japan)	264,000	1,579,189	200,000	1,196,356	57,000	340,961
Hancock Holding Co.	17,300	660,860	15,100	576,820	5,300	202,460
HBOS PLC (United Kingdom)	343,013	4,959,684	250,733	3,625,392	70,523	1,019,704
Imperial Capital Bancorp, Inc.	10,615	194,255	7,316	133,883	--	--
Industrial & Commercial Bank of China (China)	4,297,000	3,054,251	--	--	--	--
Intervest Bancshares Corp.	18,576	319,879	12,876	221,725	--	--
Julius Baer Holding, Ltd. Class B (Switzerland)	17,075	1,386,755	--	--	--	--
KBC Groupe SA (Belgium)	95,948	13,381,864	69,274	9,661,642	19,877	2,772,244
KeyCorp (SEG)	63,980	1,500,331	50,600	1,186,570	17,900	419,755
Kookmin Bank (South Korea)	28,790	2,116,656	--	--	--	--
Mitsubishi UFJ Financial Group, Inc. (Japan)	333,000	3,108,547	250,000	2,333,744	69,300	646,914
Mizuho Financial Group, Inc. (Japan)	498	2,369,428	353	1,679,534	100	475,789
Nara Bancorp, Inc.	36,948	431,183	25,069	292,555	--	--
National Penn Bancshares, Inc. (SG) (SB)	40,745	616,879	27,873	421,997	--	--
Nordea AB (Sweden)	854,526	14,186,146	622,500	10,334,239	177,050	2,939,240
Northern Trust Corp.	7,600	582,008	7,200	551,376	2,500	191,450
Old National Bancorp (SG) (SB) (SC)	74,700	1,117,512	61,600	921,536	21,800	326,128
Oversea-Chinese Banking Corp. (Singapore)	80,000	461,627	--	--	--	--
Pacific Capital Bancorp.	92,622	1,864,481	71,837	1,446,079	20,300	408,639
PFF Bancorp, Inc.	15,718	189,245	11,023	132,717	--	--
PNC Financial Services Group	43,700	2,868,905	35,300	2,317,445	12,500	820,625
Preferred Bank	15,820	411,636	10,925	284,269	--	--
Provident Bankshares Corp.	34,300	733,677	28,600	611,754	10,100	216,039
Sberbank RF (Russia)	223,496	959,140	--	--	--	--
Siam Commercial Bank PCL (Thailand)	745,700	1,895,164	--	--	--	--
Societe Generale (France)	76,220	10,877,700	55,355	7,899,962	15,820	2,257,744
Southwest Bancorp, Inc.	26,129	478,945	18,143	332,561	--	--
Sterling Bancshares, Inc.	62,700	699,732	54,900	612,684	19,400	216,504
Sterling Financial Corp.	35,700	599,403	30,100	505,379	10,600	177,974
Sumitomo Mitsui Financial Group, Inc. (Japan)	175	1,305,996	132	985,094	36	268,662
Suncorp-Metway, Ltd. (Australia)	28,256	417,720	--	--	--	--
SVB Financial Group (NON)	23,700	1,194,480	19,600	987,840	6,900	347,760
Swedbank AB (Sweden)	9,700	271,960	--	--	--	--
Taylor Capital Group, Inc.	19,393	395,617	13,266	270,626	--	--
Toronto-Dominion Bank (Canada)	11,000	770,122	--	--	--	--
Trustmark Corp.	24,700	626,392	18,500	469,160	6,600	167,376
U.S. Bancorp	172,087	5,462,041	139,954	4,442,140	49,500	1,571,130
Umpqua Holdings Corp. (SG)	33,000	506,220	24,700	378,898	8,700	133,458
Unibanco-Uniao de Bancos Brasileiros SA ADR (Brazil)	12,800	1,787,392	--	--	--	--
United Bankshares, Inc.	11,700	327,834	8,700	243,774	3,100	86,862
United Community Banks, Inc. (SG) (SB) (SC)	9,700	153,260	10,900	172,220	3,900	61,620
Vineyard National Bancorp	26,548	268,135	18,436	186,204	--	--
Wachovia Corp.	140,313	5,336,103	114,015	4,335,990	40,296	1,532,457
Wells Fargo & Co.	279,560	8,439,916	228,852	6,909,042	80,900	2,442,371
Westpac Banking Corp. (Australia)	304,367	7,405,874	220,412	5,363,076	62,612	1,523,478
		158,501,835		102,544,566		29,904,431

Basic Materials		5.4%		4.0%		2.1%
Andersons, Inc. (The) (SB)	26,741	1,197,997	18,046	808,461	--	--
Anglo American PLC (United Kingdom)	5,529	334,119	--	--	--	--
Arcelor Mittal (Luxembourg)	217,680	16,714,152	157,412	12,086,587	45,151	3,466,835
Arch Chemicals, Inc.	67,503	2,480,735	50,616	1,860,138	10,800	396,900
Balfour Beatty PLC (United Kingdom)	94,676	925,600	76,653	749,398	20,828	203,625
Barrick Gold Corp. (Canada)	4,023	169,317	--	--	--	--
BASF AG (Germany)	18,438	2,721,114	13,085	1,931,109	3,717	548,562
Bayer AG (Germany)	7,601	692,046	--	--	--	--
BHP Billiton, Ltd. (Australia)	397,049	13,903,961	273,327	9,571,433	78,322	2,742,699
BlueScope Steel, Ltd. (Australia)	90,031	757,168	72,892	613,028	19,806	166,570
Buckeye Technologies, Inc. (NON)	7,900	98,750	11,900	148,750	4,200	52,500
Builders FirstSource, Inc. (NON) (SG) (SB)	30,000	216,600	30,000	216,600	10,600	76,532
Cambrex Corp.	117,875	987,793	81,833	685,761	--	--
Carpenter Technology Corp.	26,536	1,994,711	18,338	1,378,467	--	--
CF Industries Holdings, Inc. (SG) (SB) (SC)	73,944	8,138,277	56,099	6,174,256	12,100	1,331,726
Chaoda Modern Agriculture (Hong Kong)	1,888,475	1,700,634	--	--	--	--
China Oriental Group Co., Ltd. (Hong Kong)	52,000	42,354	--	--	--	--
Clariant AG (Switzerland) (NON)	115,024	1,059,733	89,369	823,370	24,115	222,175
Cleveland-Cliffs, Inc. (SG) (SB)	51,416	5,182,733	39,556	3,987,245	7,700	776,160
Companhia Vale do Rio Doce (CVRD) ADR (Brazil)	85,944	2,807,790	--	--	--	--
Companhia Vale do Rio Doce (CVRD) (Preference A) ADR
(Brazil)	93,000	2,602,140	--	--	--	--
Dongkuk Steel Mill Co., Ltd. (South Korea)	28,620	1,428,959	--	--	--	--
Dow Chemical Co. (The) (SG) (SB) (SC) (SEG)	52,900	2,085,318	43,800	1,726,596	15,500	611,010
Drew Industries, Inc. (NON)	6,100	167,140	4,600	126,040	1,600	43,840
Fletcher Building, Ltd. (New Zealand)	314,732	2,769,142	230,969	2,032,161	63,508	558,770
FMC Corp.	88,000	4,800,400	73,800	4,025,790	25,400	1,385,570
Gerdau SA ADR (Brazil)	28,100	815,181	--	--	--	--
Grasim Industries Ltd. (India)	7,730	717,407	--	--	--	--
Grief, Inc. Class A	12,246	800,521	8,389	548,389	--	--
Grupo Mexico SAB de CV SA Ser. B (Mexico)	130,300	818,848	--	--	--	--
H.B. Fuller Co.	54,678	1,227,521	42,218	947,794	6,700	150,415
Haynes International, Inc. (NON)	15,002	1,042,639	10,487	728,847	--	--
Hecla Mining Co. (NON)	75,875	709,431	52,802	493,699	--	--
Holcim, Ltd. (Switzerland)	7,391	784,665	--	--	--	--
Hyundai Steel Co. (South Korea)	19,780	1,644,814	--	--	--	--
Impala Platinum Holdings, Ltd. (South Africa)	54,759	1,887,543	--	--	--	--
International Nickel Indonesia Tbk PT (Indonesia)	95,500	971,836	--	--	--	--
Italcementi SpA (Italy)	25,813	547,221	20,899	443,047	5,679	120,392
JFE Holdings, Inc. (Japan)	22,600	1,142,151	17,200	869,248	4,900	247,635
K&S AG (Germany)	3,000	706,564	--	--	--	--
Kajima Corp. (Japan)	78,000	256,172	--	--	--	--
Koninklijke DSM NV (Netherlands)	28,391	1,325,480	22,421	1,046,761	6,366	297,207
Koppers Holdings, Inc.	57,155	2,471,382	40,274	1,741,448	2,700	116,748
Layne Christensen Co. (NON)	22,200	1,092,462	18,300	900,543	5,900	290,339
Matsushita Electric Works, Ltd. (Japan)	61,000	678,290	46,000	511,497	13,000	144,554
Minerals Technologies, Inc.	1,800	120,510	1,300	87,035	500	33,475
MMC Norilsk Nickel ADR (Russia)	8,827	2,372,371	--	--	--	--
Monsanto Co. (SG) (SB)	32,400	3,618,756	26,700	2,982,123	9,000	1,005,210
Nucor Corp.	2,200	130,284	1,600	94,752	600	35,532
Olin Corp.	22,400	432,992	21,000	405,930	7,400	143,042
OM Group, Inc. (NON) (SG)	38,069	2,190,490	25,896	1,490,056	--	--
Packaging Corp. of America	27,100	764,220	20,300	572,460	7,200	203,040
Perini Corp. (NON) (SG) (SB)	35,900	1,486,978	28,500	1,180,470	10,100	418,342
Potlatch Corp. (R)	19,600	871,024	16,800	746,592	5,900	262,196
PPG Industries, Inc.	54,440	3,823,321	44,350	3,114,701	15,700	1,102,611
Quanex Corp.	55,045	2,856,836	42,102	2,185,094	8,800	456,720
Rautaruukki OYJ (Finland)	56,150	2,386,373	40,750	1,731,874	11,350	482,375
Rayonier, Inc. (SG) (SB) (SC)	50,725	2,396,249	42,250	1,995,890	14,900	703,876
RBC Bearings, Inc. (NON) (SG)	19,400	843,124	14,600	634,516	5,100	221,646
Rio Tinto, Ltd. (Australia)	9,549	1,113,258	--	--	--	--
Rio Tinto PLC (United Kingdom)	9,730	1,016,470	--	--	--	--
Schulman (A.), Inc.	10,900	234,895	8,200	176,710	2,900	62,495
Shin-Etsu Chemical Co. (Japan)	23,200	1,454,758	17,600	1,103,609	5,000	313,525
Sika AG (Switzerland)	105	197,209	--	--	--	--
Silgan Holdings, Inc. (SG) (SB)	27,453	1,425,909	19,065	990,236	--	--
Skanska AB Class B (Sweden)	120,800	2,257,826	90,200	1,685,893	24,200	452,313
Smurfit Kappa PLC (Ireland) (NON)	11,187	183,230	--	--	--	--
Smurfit Kappa PLC 144A (Ireland) (NON)	3,209	52,560	--	--	--	--
Southern Copper Corp. (SG) (SC)	75,886	7,977,895	61,700	6,486,521	21,800	2,291,834
Steel Dynamics, Inc. (SG)	25,774	1,535,357	17,800	1,060,346	--	--
Sun Hydraulics Corp.	5,000	126,150	3,700	93,351	1,300	32,799

Terra Industries, Inc. (NON)	13,400	639,984	10,100	482,376	3,600	171,936
ThyssenKrupp AG (Germany)	18,000	1,003,206	13,600	757,978	3,700	206,215
voestalpine AG (Austria)	100,011	7,150,232	72,338	5,171,766	20,549	1,469,139
W.R. Grace & Co. (NON)	9,000	235,620	6,800	178,024	2,400	62,832
Zep, Inc. (NON)	9,350	129,685	7,900	109,573	2,500	34,675
		146,646,583		92,694,339		24,116,592

Capital Goods		5.9%		4.6%		2.6%
ABB, Ltd. (Switzerland)	27,681	797,428	22,412	645,640	7,040	202,807
Actividades de Construccion y Servicios SA (Spain)	78,983	4,646,162	58,007	3,412,252	16,501	970,669
Acuity Brands, Inc.	18,700	841,500	15,800	711,000	5,000	225,000
AGCO Corp. (NON) (SEG)	31,539	2,144,021	21,752	1,478,701	--	--
Alstom (France)	5,016	1,064,432	--	--	--	--
American Science & Engineering, Inc. (SG) (SB)	17,859	1,013,498	12,486	708,581	--	--
Andritz AG (Austria)	50,730	3,036,939	37,229	2,228,705	10,236	612,776
Applied Industrial Technologies, Inc.	51,490	1,494,240	35,610	1,033,402	--	--
Astec Industries, Inc. (NON)	10,800	401,652	8,100	301,239	2,900	107,851
Autoliv, Inc. (Sweden)	36,900	1,944,999	30,800	1,623,468	10,900	574,539
Aveng, Ltd. (South Africa)	193,603	1,721,780	--	--	--	--
BAE Systems PLC (United Kingdom)	178,243	1,740,650	135,783	1,326,003	39,970	390,331
Bharat Heavy Electricals, Ltd. (India)	42,204	2,758,768	--	--	--	--
Boeing Co. (The) (SEG)	120,350	10,525,811	99,100	8,667,286	34,700	3,034,862
Canon, Inc. (Japan)	92,450	4,236,394	67,900	3,111,424	19,300	884,396
Cascade Corp.	16,637	772,955	11,510	534,755	--	--
Clean Harbors, Inc. (NON)	18,573	960,224	13,062	675,305	--	--
Columbus McKinnon Corp. (NON)	32,759	1,068,599	22,859	745,661	--	--
Cookson Group PLC (United Kingdom)	130,718	1,819,203	74,225	1,032,989	23,327	324,642
Cummins, Inc. (SG)	72,260	9,203,756	58,680	7,474,072	20,700	2,636,559
Curtiss-Wright Corp. (SG) (SB)	18,063	906,763	12,486	626,797	--	--
Daito Trust Construction Co., Ltd. (Japan)	11,700	651,066	9,500	528,643	2,600	144,681
Disco Corp. (Japan)	5,100	284,101	--	--	--	--
Eaton Corp.	11,500	1,114,925	9,600	930,720	3,400	329,630
Emerson Electric Co. (SG)	109,080	6,180,473	89,000	5,042,740	31,500	1,784,790
EnPro Industries, Inc. (NON)	38,890	1,191,979	31,300	959,345	11,100	340,215
European Aeronautic Defense and Space Co. (Netherlands)	24,004	760,962	19,435	616,118	5,281	167,416
Fanuc, Ltd. (Japan)	2,900	283,740	--	--	--	--
FINETEC Corp. (South Korea)	69,726	940,116	--	--	--	--
Freightcar America, Inc.	42,684	1,493,940	32,869	1,150,415	7,000	245,000
Gardner Denver, Inc. (NON)	27,758	916,014	19,209	633,897	--	--
General Cable Corp. (NON) (SG) (SB)	42,150	3,088,752	29,305	2,147,470	--	--
Glory, Ltd. (Japan)	26,800	624,084	--	--	--	--
Hardinge, Inc.	10,300	172,834	10,300	172,834	3,600	60,408
Heico Corp. (SG) (SB)	19,393	1,056,531	13,364	728,071	--	--
Herman Miller, Inc.	116,800	3,783,152	87,500	2,834,125	30,900	1,000,851
Hyundai Mobis (South Korea)	16,690	1,550,776	--	--	--	--
II-VI, Inc. (NON)	41,581	1,270,300	30,255	924,290	6,000	183,300
Illinois Tool Works, Inc.	63,700	3,410,498	52,300	2,800,142	18,500	990,490
IMI PLC (United Kingdom)	95,341	738,136	77,191	597,618	20,975	162,390
Intevac, Inc. (NON)	45,100	655,754	33,800	491,452	11,900	173,026
Komatsu, Ltd. (Japan)	9,900	268,457	--	--	--	--
Legrand SA (France)	10,548	357,774	--	--	--	--
Leighton Holdings, Ltd. (Australia)	93,765	4,991,671	67,685	3,603,277	19,227	1,023,568
LG Engineering & Construction, Ltd. (South Korea)	7,140	1,171,050	--	--	--	--
Lockheed Martin Corp.	88,800	9,347,088	72,800	7,662,928	25,400	2,673,604
LoJack Corp. (NON)	36,888	620,087	25,829	434,185	--	--
MAN AG (Germany)	3,976	653,327	3,013	495,089	828	136,055
Manitowoc Co., Inc. (The)	14,300	698,269	12,900	629,907	4,600	224,618
Matthews International Corp.	20,924	980,708	13,949	653,790	--	--
McDermott International, Inc. (NON)	21,000	1,239,630	17,500	1,033,025	6,200	365,986
Moog, Inc. (NON)	51,948	2,379,738	36,200	1,658,322	--	--
MTU Aero Engines Holding AG (Germany)	4,650	269,635	--	--	--	--
Murray & Roberts Holdings, Ltd. (South Africa)	108,624	1,617,258	--	--	--	--
Nexans SA (France)	2,033	251,431	--	--	--	--
Nordson Corp.	14,300	828,828	12,500	724,500	4,400	255,024
Northrop Grumman Corp.	14,700	1,156,008	12,100	951,544	4,300	338,152
OKUMA Corp. (Japan)	19,000	204,168	--	--	--	--
Orbital Sciences Corp. (NON)	78,793	1,932,004	57,215	1,402,912	11,800	289,336
Parker-Hannifin Corp. (SB)	34,950	2,632,085	28,800	2,168,928	10,200	768,162
Pliant Corp. (F)(NON)	--	--	--	--	3	1
Raytheon Co.	109,000	6,616,300	90,300	5,481,210	31,400	1,905,979
Rieter Holding AG (Switzerland)	6,147	2,697,169	4,512	1,979,767	1,241	544,524
Rofin-Sinar Technologies, Inc. (NON) (SB)	24,288	1,168,496	16,714	804,111	--	--
Samsung Engineering Co., Ltd. (South Korea)	13,940	1,375,568	--	--	--	--
Samsung Heavy Industries Co., Ltd. (South Korea)	43,450	1,834,426	--	--	--	--
Siemens AG (Germany)	4,596	720,511	--	--	--	--
Steelcase, Inc. (SG) (SB) (SC)	126,600	2,009,142	105,400	1,672,698	37,300	591,951
Sumitomo Heavy Industries, Ltd. (Japan)	60,000	552,880	--	--	--	--
Superior Essex, Inc. (NON)	7,000	168,000	7,900	189,600	2,800	67,200
TABREED (United Arab Emirates) (NON)	2,068,094	1,920,534	--	--	--	--
Teledyne Technologies, Inc. (NON)	23,166	1,235,443	16,232	865,653	--	--
Terex Corp. (NON)	7,380	483,907	5,534	362,864	2,000	131,140
Thomas & Betts Corp. (NON)	70,400	3,452,416	57,600	2,824,704	20,400	1,000,416
Tognum AG (Germany) (NON)	13,221	394,909	--	--	--	--
Tomkins PLC (United Kingdom)	156,045	550,074	126,339	445,358	34,329	121,013
United Technologies Corp.	45,100	3,451,954	36,100	2,763,094	12,800	979,712
USEC, Inc. (NON) (SG) (SB) (SC)	150,490	1,354,410	114,359	1,029,231	23,700	213,300
Vinci SA (France)	67,306	4,937,195	46,134	3,384,134	13,079	959,403
Volvo AB Class A (Sweden)	163,300	2,690,695	119,900	1,975,593	33,800	556,923
Wabtec Corp.	66,117	2,277,069	53,308	1,835,928	13,700	471,828
Wartsila OYJ Class B (Finland)	32,200	2,431,642	23,200	1,751,991	6,900	521,066
Zelan Berhad (Malaysia)	1,037,400	1,691,248	--	--	--	--
Zumtobel AG (Austria)	9,978	357,655	--	--	--	--
		159,238,766		105,679,503		29,685,590

Communication Services		4.3%		3.1%		2.0%
AboveNet, Inc. (NON)	118	9,204	--	--	59	4,602
Adelphia Recovery Trust (Ser. ACC-1) (NON)	194,250	13,598	262,238	18,357	121,406	8,498
Alaska Communications Systems Group, Inc.	8,700	130,500	6,600	99,000	2,300	34,500
America Movil SAB de CV ADR Ser. L (Mexico)	29,174	1,790,992	--	--	--	--
AT&T, Inc. (SEG)	300,319	12,481,258	246,941	10,262,868	86,524	3,595,937
Atlantic Tele-Network, Inc.	22,353	755,084	15,314	517,307	--	--
Belgacom SA (Belgium)	17,083	836,772	13,831	677,480	3,759	184,126
Bouygues SA (France)	33,449	2,769,449	24,566	2,033,970	6,821	564,753
Carphone Warehouse Group PLC (The) (United Kingdom)
(SG)	97,343	662,112	--	--	--	--
Centennial Communications Corp. (NON)	89,299	829,588	62,022	576,184	--	--
China Mobile, Ltd. (Hong Kong)	223,500	3,873,024	--	--	--	--
China Mobile, Ltd. ADR (Hong Kong)	28,400	2,467,108	--	--	--	--
Chunghwa Telecom Co., Ltd. (Taiwan) (F)	1,217,700	2,596,157	--	--	--	--
Coleman Cable, Inc. (NON) (SG) (SB)	60,215	569,032	41,562	392,761	--	--
Comcast Corp. Class A (NON) (SB)	86,550	1,580,403	71,700	1,309,242	25,300	461,978
Deutsche Telekom AG (Germany)	32,202	703,314	26,099	570,020	7,089	154,829
Deutsche Telekom AG ADR (Germany)	56,066	1,214,950	40,632	880,495	12,364	267,928
DirecTV Group, Inc. (The) (NON)	138,700	3,206,744	115,500	2,670,360	39,500	913,240
Echostar Communications Corp. Class A (NON)	42,100	1,588,012	35,700	1,346,604	12,600	475,272
Embarq Corp.	21,619	1,070,789	17,746	878,959	6,275	310,801
France Telecom SA (France)	46,396	1,662,672	33,607	1,204,359	11,234	402,588
Globe Telecom, Inc. (Philippines)	39,650	1,509,907	--	--	--	--
Golden Telecom, Inc. (Russia) (NON)	23,600	2,382,420	18,900	1,907,955	6,700	676,365
InterDigital, Inc. (NON)	106,756	2,490,617	86,348	2,014,499	24,900	580,917
j2 Global Communications, Inc. (NON) (SG) (SB) (SC)	13,600	287,912	10,200	215,934	3,600	76,212
KDDI Corp. (Japan)	1,664	12,391,698	1,204	8,966,109	348	2,591,533
Koninklijke (Royal) KPN NV (Netherlands)	218,282	3,942,185	142,014	2,564,781	40,398	729,590
Liberty Global, Inc. Class A (NON)	88,400	3,464,396	72,700	2,849,113	25,700	1,007,183
Megacable Holdings SAB de CV (Mexico) (NON)	133,800	454,649	--	--	--	--
Megacable Holdings SAB de CV 144A (Mexico) (NON)	133,960	455,193	--	--	--	--
Mobile Telesystems ADR (Russia)	29,150	2,967,179	--	--	--	--
Nice Systems, Ltd. ADR (Israel) (NON)	25,003	858,103	17,192	590,029	--	--
NII Holdings, Inc. (NON) (SG)	37,800	1,826,496	--	--	--	--
Nippon Telegraph & Telephone (NTT) Corp. (Japan)	770	3,821,816	553	2,744,759	157	779,253
Novatel Wireless, Inc. (NON) (SG)	51,476	833,911	36,639	593,552	3,800	61,560
NTELOS Holdings Corp.	4,300	127,667	3,200	95,008	1,100	32,659
NTT DoCoMo, Inc. (Japan)	638	1,060,169	517	859,102	141	234,301
Premiere Global Services, Inc. (NON)	121,952	1,810,987	87,481	1,299,093	11,900	176,715
Rogers Communications Class B (Canada)	17,700	802,179	--	--	--	--
Sprint Nextel Corp.	401,180	5,267,493	329,820	4,330,537	116,600	1,530,958
StarHub, Ltd. (Singapore)	195,000	378,715	--	--	--	--
Syniverse Holdings, Inc. (NON)	57,103	889,665	40,797	635,617	5,900	91,922
Telecom Corp. of New Zealand, Ltd. (New Zealand)	2,194,362	7,292,849	1,610,353	5,351,925	452,879	1,505,120
Telefonica SA (Spain)	137,436	4,435,319	63,774	2,058,107	18,116	584,638
Telekom Austria AG (Austria)	15,127	418,622	12,248	338,949	3,519	97,384
Telephone and Data Systems, Inc.	12,500	782,500	10,700	669,820	3,300	206,580
USA Mobility, Inc. (NON)	62,500	893,750	52,000	743,600	18,400	263,120
Verizon Communications, Inc.	268,876	11,747,192	220,253	9,622,854	77,900	3,403,451
Vodafone Group PLC (United Kingdom)	114,355	424,982	--	--	--	--
		114,829,333		71,889,309		22,008,513

Conglomerates		1.4%		1.3%		0.8%
3M Co.	67,120	5,659,558	54,210	4,570,987	19,200	1,618,944
AMETEK, Inc.	13,522	633,370	9,221	431,912	--	--
Ansell, Ltd. (Australia)	120,978	1,274,662	97,947	1,032,001	30,762	324,118
General Electric Co. (SEG)	240,980	8,933,129	198,278	7,350,165	70,100	2,598,607
Honeywell International, Inc.	26,800	1,650,076	21,700	1,336,069	7,700	474,089
Itochu Corp. (Japan)	422,000	4,112,553	303,000	2,952,852	86,000	838,103
Swire Pacific, Ltd. (Hong Kong)	777,500	10,644,872	561,000	7,680,737	162,000	2,217,967
Vivendi SA (France)	106,079	4,826,960	77,908	3,545,082	22,162	1,008,447
		37,735,180		28,899,805		9,080,275

Consumer Cyclicals		6.7%		5.5%		2.9%
Aaron Rents, Inc. (SG) (SB) (SC)	27,600	531,024	24,100	463,684	8,500	163,540
Adidas-Salomon AG (Germany)	11,448	851,185	9,269	689,172	2,800	208,186
Aegis Group PLC (United Kingdom)	391,382	902,381	316,874	730,594	100,148	230,904
Aeropostale, Inc. (NON) (SG) (SB)	24,500	649,250	18,350	486,275	6,450	170,925

Aggreko PLC (United Kingdom)	25,923	270,832	--	--	--	--
Aisin Seiki Co., Ltd. (Japan)	50,600	2,110,001	37,000	1,542,886	10,500	437,846
Amazon.com, Inc. (NON) (SG) (SB) (SC)	47,100	4,363,344	39,300	3,640,752	13,500	1,250,640
American Axle & Manufacturing Holdings, Inc.	5,300	98,686	8,000	148,960	2,800	52,136
American Woodmark Corp. (SG) (SB) (SC)	51,800	941,724	45,300	823,554	14,900	270,882
Aristocrat Leisure, Ltd. (Australia)	28,837	283,272	--	--	--	--
Astral Media, Inc. (Canada)	7,400	347,674	--	--	--	--
Bankrate, Inc. (NON) (SG) (SB)	8,200	394,338	6,200	298,158	2,200	105,798
Berkeley Group Holdings PLC (United Kingdom) (NON)	148,400	4,009,212	108,989	2,944,474	31,002	837,558
Big Lots, Inc. (NON) (SG) (SB) (SC)	67,400	1,077,726	56,400	901,836	20,000	319,800
Blue Nile, Inc. (NON) (SG) (SB) (SC)	28,290	1,925,417	21,636	1,472,546	4,600	313,076
British Sky Broadcasting PLC (United Kingdom)	199,831	2,442,585	113,431	1,386,496	32,222	393,858
Brown Shoe Co., Inc.	24,493	371,559	16,904	256,434	--	--
Buckle, Inc. (The) (SG)	72,241	2,383,953	54,179	1,787,907	9,221	304,293
Bureau Veritas SA 144A (France) (NON)	6,000	354,209	--	--	--	--
Callaway Golf Co.	75,377	1,313,821	52,593	916,696	5,900	102,837
Casey's General Stores, Inc.	12,100	358,281	12,100	358,281	3,200	94,752
Cash America International, Inc.	17,147	553,848	11,608	374,938	--	--
Charlotte Russe Holding, Inc. (NON)	55,500	896,325	46,800	755,820	16,600	268,090
Consolidated Graphics, Inc. (NON)	16,126	771,145	11,218	536,445	--	--
Continental AG (Germany)	2,863	370,748	2,170	281,007	596	77,180
CRA International, Inc. (NON)	2,400	114,264	1,800	85,698	600	28,566
CTC Media, Inc. (Russia) (NON)	42,300	1,277,460	35,200	1,063,040	12,400	374,480
Daily Mail and General Trust Class A (United Kingdom)	88,909	868,490	67,605	660,386	19,194	187,493
Davis Service Group PLC (United Kingdom)	90,155	907,711	72,992	734,908	20,704	208,455
De La Rue PLC (United Kingdom)	22,507	434,136	--	--	--	--
Deckers Outdoor Corp. (NON) (SG) (SB) (SC)	34,551	5,357,478	26,898	4,170,804	6,500	1,007,890
Deluxe Corp.	18,800	618,332	14,100	463,749	5,000	164,450
Desarrolladora Homex SA de CV ADR (Mexico) (NON)	21,900	1,082,955	--	--	--	--
DG FastChannel, Inc. (NON) (SG) (SB)	31,947	819,121	21,947	562,721	--	--
Dolby Laboratories, Inc. Class A (NON)	36,200	1,799,864	29,600	1,471,712	10,500	522,060
Dollar Tree Stores, Inc. (NON)	80,500	2,086,560	66,600	1,726,272	22,800	590,976
Dongfeng Motor Group Co., Ltd. (China)	2,398,000	1,673,555	--	--	--	--
Dress Barn, Inc. (NON) (SG) (SB)	40,167	502,489	28,543	357,073	1,900	23,769
DSW, Inc. Class A (NON) (SG) (SB)	46,336	869,263	31,905	598,538	--	--
EMAP PLC (United Kingdom)	50,696	918,871	41,045	743,946	12,195	221,036
Expedia, Inc. (NON)	68,200	2,156,484	57,100	1,805,502	20,200	638,724
Experian Group, Ltd. (Ireland)	82,524	653,982	66,814	529,484	18,126	143,644
EZCORP, Inc. Class A (NON)	99,103	1,118,873	68,038	768,149	--	--
Family Dollar Stores, Inc.	56,900	1,094,187	48,800	938,424	17,200	330,756
Fiat SpA (Italy)	218,184	5,599,835	160,239	4,112,639	45,406	1,165,375
Focus Media Holding, Ltd. ADR (China) (NON) (SG)	30,600	1,738,386	--	--	--	--
Fossil, Inc. (NON)	12,800	537,344	9,600	403,008	3,400	142,732
GameStop Corp. (NON)	41,600	2,583,776	32,900	2,043,419	11,600	720,476
Genlyte Group, Inc. (The) (NON)	15,600	1,485,120	13,000	1,237,600	4,600	437,920
Gildan Activewear, Inc. (Canada) (NON)	15,300	630,988	--	--	--	--
Greek Organization of Football Prognostics (OPAP) SA
(Greece)	10,932	435,847	--	--	--	--
Guess ?, Inc.	41,300	1,564,857	32,900	1,246,581	11,600	439,524
Gymboree Corp. (The) (NON)	24,084	733,599	16,820	512,337	--	--
Hasbro, Inc. (SG)	50,700	1,296,906	41,200	1,053,896	14,500	370,910
Helen of Troy, Ltd. (Bermuda) (NON)	5,600	95,984	4,200	71,988	1,500	25,710
Home Retail Group (United Kingdom)	79,369	508,717	64,260	411,875	18,126	116,179
Hyundai Department Store Co., Ltd. (South Korea)	11,750	1,488,987	--	--	--	--
IG Group Holdings PLC (United Kingdom)	45,190	361,454	--	--	--	--
Industria de Diseno Textil (Inditex) SA (Spain)	56,543	3,433,104	41,528	2,521,443	11,811	717,125
inVentiv Health, Inc. (NON)	27,656	856,230	19,497	603,627	--	--
J Crew Group, Inc. (NON) (SG) (SB) (SC)	21,400	1,031,694	18,100	872,601	6,400	308,544
Jackson Hewitt Tax Service, Inc. (SG) (SB)	68,000	2,159,000	57,300	1,819,275	20,300	644,525
Jakks Pacific, Inc. (NON) (SG) (SB) (SC)	61,310	1,447,529	47,612	1,124,119	7,000	165,270
JC Decaux SA (France)	8,872	347,131	--	--	--	--
JC Penney Co., Inc. (Holding Co.)	10,900	479,491	8,100	356,319	2,900	127,571
Jos. A. Bank Clothiers, Inc. (NON) (SG) (SB)	58,787	1,672,490	40,582	1,154,558	--	--
Kuoni Reisen Holding AG (Switzerland)	1,644	849,222	1,246	643,632	343	177,180
Landauer, Inc.	17,351	899,649	11,998	622,096	--	--
Lear Corp. (NON)	4,200	116,172	3,200	88,512	1,100	30,426
Liberty Media Corp. - Capital Ser. A (NON)	12,000	1,397,880	9,800	1,141,602	3,500	407,715
Lodgenet Entertainment Corp. (NON) (SG) (SB) (SC)	40,000	697,600	33,300	580,752	11,800	205,792
Macrovision Corp. (NON) (SG)	31,520	577,762	21,978	402,857	--	--
Maidenform Brands, Inc. (NON)	56,232	760,819	39,282	531,485	--	--
Manpower, Inc.	14,800	842,120	12,400	705,560	4,400	250,360
Marks & Spencer Group PLC (United Kingdom)	268,093	2,961,114	196,894	2,174,714	56,010	618,636
Marvel Entertainment, Inc. (NON)	48,977	1,308,176	35,178	939,604	5,400	144,234
Matsushita Electric Industrial Co., Ltd. (Japan)	172,000	3,529,107	129,000	2,646,830	36,000	738,650
Mattel, Inc. (SB) (SC)	148,400	2,825,536	119,200	2,269,568	42,100	801,584
Maximus, Inc.	21,900	845,559	16,400	633,204	5,800	223,938
Mediaset SpA (Italy)	59,635	598,766	48,283	484,786	13,120	131,732
Melco International Development, Ltd. (Hong Kong)	237,000	353,368	--	--	--	--
Men's Wearhouse, Inc. (The)	57,376	1,548,004	43,592	1,176,112	9,000	242,820
Monarch Casino & Resort, Inc. (NON)	29,800	717,584	20,842	501,875	--	--
Morningstar, Inc. (NON)	27,869	2,166,815	21,470	1,669,293	3,000	233,250
NBTY, Inc. (NON)	47,000	1,287,800	37,600	1,030,240	13,300	364,420
Next PLC (United Kingdom)	70,714	2,261,668	51,936	1,661,085	14,601	466,988
NIKE, Inc. Class B (SB)	37,600	2,415,424	31,300	2,010,712	11,100	713,064
Nintendo Co., Ltd. (Japan)	1,000	608,919	--	--	--	--
Omnicom Group, Inc.	32,000	1,520,960	25,700	1,221,521	9,100	432,523
Pacific Sunwear of California, Inc. (NON)	118,700	1,674,857	94,900	1,339,039	33,500	472,685
Perry Ellis International, Inc. (NON)	70,179	1,079,353	54,248	834,334	12,100	186,098
Phillips-Van Heusen Corp.	70,615	2,602,869	51,554	1,900,280	4,700	173,242
Piaggio & C. SpA (Italy)	107,430	361,406	--	--	--	--
Piaggio & C. SpA 144A (Italy)	6,944	23,360	--	--	--	--
Porsche AG (Preference) (Germany)	417	839,158	--	--	--	--
Priceline.com, Inc. (NON) (SG) (SB) (SC)	12,800	1,470,208	10,700	1,229,002	3,800	436,468
RadioShack Corp. (SG) (SB) (SC)	59,600	1,004,856	48,700	821,082	15,800	266,388
S.A. D'Ieteren NV (Belgium)	2,147	768,435	1,739	622,408	473	169,292
Schibsted ASA (Norway)	8,500	363,185	--	--	--	--
Scholastic Corp. (NON)	21,200	739,668	14,500	505,905	--	--
Sherwin-Williams Co. (The)	66,000	3,830,640	54,700	3,174,788	19,300	1,120,172
Skechers U.S.A., Inc. Class A (NON)	--	--	4,500	87,795	1,600	31,216
Sony Corp. (Japan)	60,600	3,298,241	45,200	2,460,074	12,300	669,445
Sotheby's Holdings, Inc. Class A (SB)	16,736	637,642	11,718	446,456	--	--
Standard Parking Corp. (NON)	20,207	979,837	14,120	684,679	--	--
Steven Madden, Ltd. (NON)	98,289	1,965,780	74,725	1,494,500	14,000	280,000
Suzuki Motor Corp. (Japan)	24,600	742,022	--	--	--	--
Target Corp.	26,300	1,315,000	21,100	1,055,000	7,500	375,000
Team, Inc. (NON)	35,137	1,285,311	24,511	896,612	--	--
TeleTech Holdings, Inc. (NON)	28,200	599,814	24,700	525,369	8,700	185,049
Tempur-Pedic International, Inc. (SG) (SB)	41,982	1,090,273	29,207	758,506	--	--
TJX Cos., Inc. (The)	38,600	1,108,978	31,900	916,487	11,300	324,649
Toro Co. (The) (SG) (SB)	36,844	2,005,787	25,730	1,400,741	--	--
Toyota Motor Corp. (Japan)	10,100	545,220	8,200	442,654	2,200	118,761
True Religion Apparel, Inc. (NON) (SG) (SB)	25,718	549,079	17,961	383,467	--	--
TUI Travel PLC (United Kingdom) (NON)	203,986	1,179,029	154,949	895,598	43,950	254,029
Tupperware Brands Corp.	21,027	694,522	14,664	484,352	--	--
United Business Media PLC (United Kingdom)	35,893	458,895	29,060	371,535	8,349	106,743
URS Corp. (NON)	10,615	576,713	7,316	397,478	--	--
Valeo SA (France)	65,526	2,679,567	48,087	1,966,431	13,221	540,649
Volkswagon AG (Germany)	9,553	2,170,219	7,239	1,644,532	1,988	451,627
Volkswagen AG (Preference) (Germany)	5,618	814,760	4,256	617,234	1,169	169,536
Wal-Mart de Mexico SA de CV Ser. V (Mexico)	443,220	1,546,282	--	--	--	--
Wal-Mart Stores, Inc. (SG)	189,250	8,995,053	154,032	7,321,141	54,400	2,585,632
Warnaco Group, Inc. (The) (NON)	80,270	2,793,396	59,384	2,066,563	5,500	191,400
Watson Wyatt Worldwide, Inc. Class A	24,598	1,141,593	16,973	787,717	--	--
Weiqiao Textile Co. (China)	898,000	1,273,554	--	--	--	--
Wiley (John) & Sons, Inc. Class A	30,700	1,315,188	25,100	1,075,284	8,900	381,276
William Hill PLC (United Kingdom)	446,022	4,612,558	327,568	3,387,560	92,549	957,100
WMS Industries, Inc. (NON) (SG)	4,000	146,560	3,000	109,920	1,100	40,304
Wolverine World Wide, Inc.	49,806	1,221,243	34,306	841,183	--	--
Yamaha Motor Co., Ltd. (Japan)	128,700	3,131,248	94,400	2,296,735	26,700	649,606
		180,136,467		126,401,087		32,746,140

Consumer Finance		0.5%		0.4%		0.3%
Asta Funding, Inc. (SEG)	44,179	1,168,093	34,301	906,918	7,600	200,944
Capital Trust, Inc. Class A (R)	46,459	1,423,968	36,582	1,121,238	9,900	303,435
Credit Saison Co., Ltd. (Japan)	64,700	1,770,596	49,000	1,340,946	13,500	369,444
Diamond Lease Co., Ltd. (Japan)	76,300	2,547,909	56,700	1,893,400	15,400	514,257
Mastercard, Inc. Class A	26,100	5,616,720	19,600	4,217,920	6,900	1,484,880
World Acceptance Corp. (NON)	25,618	691,174	17,851	481,620	--	--
		13,218,460		9,962,042		2,872,960

Consumer Staples		7.8%		6.5%		3.9%
Acucar Guarani SA (Brazil) (NON)	127,200	762,914	--	--	--	--
Acucar Guarani SA 144A (Brazil) (NON)	96,311	577,649	--	--	--	--
Administaff, Inc.	22,700	641,956	17,000	480,760	6,000	169,680
Alberto-Culver Co.	132,044	3,240,360	97,545	2,393,754	14,800	363,192
Alibaba.com, Ltd. (China) (NON)	171,000	606,360	--	--	--	--
Alibaba.com, Ltd. 144A (China) (NON)	11,500	40,779	--	--	--	--
Alliance One International, Inc. (NON)	147,686	601,082	105,077	427,663	16,480	67,074
Altria Group, Inc. (SB) (SEG)	224,430	16,962,419	184,934	13,977,312	64,900	4,905,142
Autogrill SpA (Italy)	123,138	2,079,372	91,636	1,547,413	24,624	415,814
Barry Callebaut AG (Switzerland) (NON)	520	393,668	--	--	--	--
BAT Industries PLC (United Kingdom)	20,333	798,359	--	--	--	--
BJ's Wholesale Club, Inc. (NON)	23,271	787,258	15,997	541,179	--	--
Blyth Industries, Inc.	22,700	498,038	21,300	467,322	7,500	164,550
Brinker International, Inc.	57,000	1,114,920	45,750	894,870	16,150	315,894
Britvic PLC (United Kingdom)	59,254	404,941	--	--	--	--
Buffalo Wild Wings, Inc. (NON) (SG) (SB) (SC)	24,000	557,280	20,600	478,332	7,300	169,506
Campbell Soup Co.	19,800	707,454	17,300	618,129	6,100	217,953
CBRL Group, Inc. (SG) (SB) (SC)	71,915	2,329,327	57,346	1,857,437	15,300	495,567
CEC Entertainment, Inc. (NON)	45,200	1,173,392	37,000	960,520	13,100	340,076
Chattem, Inc. (NON) (SG) (SB)	18,369	1,387,594	12,870	972,200	--	--
China Nepstar Chain Drugstore, Ltd. ADR (China) (NON)
(SG)	46,900	824,502	--	--	--	--
Coca-Cola Co. (The)	27,100	1,663,127	23,400	1,436,058	7,700	472,549

Coca-Cola Femsa SA de CV ADR (Mexico)	38,000	1,872,640	--	--	--	--
Coca-Cola Hellenic Bottling Co., SA (Greece)	12,560	541,095	--	--	--	--
Colgate-Palmolive Co. (SG) (SB)	58,600	4,568,456	49,100	3,827,836	16,900	1,317,524
Colruyt SA (Belgium)	3,510	820,837	2,842	664,621	773	180,771
Darden Restaurants, Inc.	42,270	1,171,302	33,710	934,104	11,900	329,749
Denny's Corp. (NON)	131,362	492,608	88,958	333,593	--	--
DeVry, Inc.	9,800	509,208	7,300	379,308	2,600	135,096
Domino's Pizza, Inc. (SG) (SB)	63,788	843,915	44,246	585,375	--	--
Estee Lauder Cos., Inc. (The) Class A (SG) (SB) (SC)	60,800	2,651,488	49,900	2,176,139	17,600	767,536
Flowers Foods, Inc.	28,119	658,266	19,460	455,559	--	--
General Mills, Inc.	80,800	4,605,600	66,600	3,796,200	23,500	1,339,500
Heidrick & Struggles International, Inc.	47,100	1,747,881	40,000	1,484,400	13,300	493,563
Heineken NV (Netherlands)	210,086	13,511,579	151,891	9,768,795	43,533	2,799,804
Hite Brewery Co., Ltd. (South Korea)	9,120	1,384,570	--	--	--	--
Imperial Sugar Co. (SG) (SB) (SC)	57,900	1,086,783	49,600	930,992	17,500	328,475
InBev NV (Belgium)	138,597	11,417,952	100,337	8,266,002	28,812	2,373,601
Inchcape PLC (United Kingdom)	536,361	3,996,180	393,916	2,934,888	112,057	834,885
Ingles Markets, Inc. Class A	20,209	513,107	13,656	346,726	--	--
ITT Educational Services, Inc. (NON)	24,000	2,046,480	19,500	1,662,765	6,900	588,363
Jack in the Box, Inc. (NON)	20,003	515,477	13,656	351,915	--	--
Japan Tobacco, Inc. (Japan)	1,629	9,687,193	1,102	6,553,276	313	1,861,321
Jardine Cycle & Carriage, Ltd. (Singapore)	120,000	1,790,562	91,000	1,357,843	25,000	373,034
Jeronimo Martins, SGPS, SA (Portugal)	88,392	692,409	--	--	--	--
Kimberly-Clark Corp.	25,400	1,761,236	20,300	1,407,602	7,200	499,248
Koninklijke Ahold NV (Netherlands) (NON)	35,833	496,849	29,012	402,271	8,336	115,584
Korn/Ferry International (NON) (SG) (SB) (SC)	59,200	1,114,144	49,300	927,826	17,400	327,468
Kroger Co.	125,900	3,362,789	100,900	2,695,039	35,700	953,547
Kroton Educacional SA (Brazil) (NON)	92,200	1,451,152	--	--	--	--
Kroton Educacional SA 144A (Brazil) (NON)	12,750	200,675	--	--	--	--
Longs Drug Stores Corp. (SG) (SB)	106,568	5,008,696	77,179	3,627,413	15,500	728,500
Mannatech, Inc. (SG) (SB) (SC)	89,700	566,904	67,200	424,704	23,800	150,416
Marubeni Corp. (Japan)	202,000	1,422,948	151,000	1,063,689	48,000	338,126
McDonald's Corp.	56,100	3,304,851	45,400	2,674,514	16,000	942,560
Meiji Dairies Corp. (Japan)	540,000	2,756,514	387,000	1,975,501	108,000	551,303
MGP Ingredients, Inc. (SG) (SB) (SC)	58,800	553,896	44,000	414,480	15,600	146,952
Molson Coors Brewing Co. Class B	15,400	794,948	13,400	691,708	4,800	247,776
MWI Veterinary Supply, Inc. (NON)	14,820	592,800	10,462	418,480	--	--
Nash Finch Co. (SG) (SB) (SC)	81,943	2,890,949	63,809	2,251,182	11,900	419,832
Nestle SA (Switzerland)	3,740	1,712,282	--	--	--	--
New Oriental Education & Technology Group ADR (China)
(NON)	27,777	2,238,548	12,000	967,080	--	--
Olam International, Ltd. (Singapore)	134,000	263,414	--	--	--	--
Olam International, Ltd. 144A (Singapore)	49,000	96,323	--	--	--	--
Oriflame Cosmetics SA SDR (Luxembourg)	52,050	3,323,566	38,150	2,436,005	10,500	670,460
Papa John's International, Inc. (NON)	33,200	753,640	28,400	644,680	10,000	227,000
PepsiCo, Inc. (SG)	41,500	3,149,850	34,900	2,648,910	12,300	933,570
Pernod-Ricard SA (France)	1,044	240,112	--	--	--	--
Prestige Brands Holdings, Inc. (NON)	103,905	777,209	71,206	532,621	--	--
Raffles Education Corp., Ltd. (Singapore)	168,000	353,517	--	--	--	--
Ralcorp Holdings, Inc. (NON) (SG) (SB)	17,800	1,082,062	14,800	899,692	5,200	316,108
Reckitt Benckiser PLC (United Kingdom)	30,801	1,774,245	--	--	--	--
Reynolds American, Inc. (SG) (SB)	130,800	8,627,568	107,600	7,097,296	38,000	2,506,480
Robert Half International, Inc.	50,100	1,354,704	43,300	1,170,832	14,300	386,672
Ruby Tuesday, Inc.	48,600	473,850	40,500	394,875	14,300	139,425
Safeway, Inc. (SG)	257,700	8,815,917	209,500	7,166,995	74,000	2,531,540
Sanderson Farms, Inc.	5,200	175,656	5,900	199,302	2,100	70,938
Sara Lee Corp.	187,100	3,004,826	151,000	2,425,060	53,400	857,604
Seaboard Corp.	593	871,710	428	629,160	40	58,800
Sinclair Broadcast Group, Inc. Class A	142,751	1,171,986	102,760	843,660	17,500	143,675
Sonic Corp. (NON)	46,200	1,011,780	38,500	843,150	13,600	297,840
Spartan Stores, Inc.	38,786	886,260	26,824	612,928	--	--
SRA International, Inc. Class A (NON)	22,860	673,227	16,038	472,319	--	--
Tesco PLC (United Kingdom)	134,669	1,267,997	--	--	--	--
Time Warner, Inc. (SG) (SB) (SC)	355,220	5,864,682	290,023	4,788,280	102,500	1,692,275
Time Warner Cable, Inc. Class A (NON)	65	1,794	88	2,429	40	1,104
Toyo Suisan Kaisha, Ltd. (Japan)	181,000	3,299,541	136,000	2,479,213	38,000	692,721
TrueBlue, Inc. (NON) (SG) (SB) (SC)	121,449	1,758,582	93,607	1,355,429	24,600	356,208
Uni-Charm Corp. (Japan)	5,500	347,311	--	--	--	--
Unilever NV (Netherlands)	26,076	953,372	21,112	771,882	5,737	209,752
Universal Corp.	17,100	875,862	14,600	747,812	5,200	266,344
USANA Health Sciences, Inc. (NON) (SG) (SB)	13,368	495,685	9,405	348,737	--	--
UST, Inc. (SG) (SB)	47,710	2,614,508	39,300	2,153,640	13,900	761,720
VFB, LLC (F)(RES)(NON)	--	--	--	--	254,213	5,259
Walt Disney Co. (The) (SG)	128,227	4,139,168	103,889	3,353,537	36,700	1,184,676
Woolworths, Ltd. (Australia)	350,771	10,397,012	241,447	7,156,599	69,742	2,067,185
Yum! Brands, Inc.	83,720	3,203,964	70,920	2,714,108	25,100	960,577
		209,609,420		148,693,926		44,579,464

Energy		7.0%		5.3%		3.2%
Alon USA Energy, Inc.	32,863	893,216	22,962	624,107	--	--
BP PLC (United Kingdom)	473,861	5,778,527	301,836	3,680,758	85,721	1,045,330
Cal Dive International, Inc. (NON) (SB)	65,600	868,544	45,600	603,744	--	--
Chevron Corp. (SB) (SEG)	173,002	16,146,277	142,384	13,288,699	50,000	4,666,500
China Petroleum & Chemical Corp. (China)	1,613,000	2,399,013	--	--	--	--
China Petroleum & Chemical Corp. ADR (China) (SG)	2,100	311,220	--	--	--	--
China Shenhua Energy Co., Ltd. (China)	214,000	1,269,097	--	--	--	--
ConocoPhillips (SEG)	97,229	8,585,321	79,131	6,987,267	27,999	2,472,312
Core Laboratories NV (Netherlands) (NON) (SB)	13,674	1,705,421	9,317	1,162,016	--	--
Delek US Holdings, Inc.	27,900	564,417	20,900	422,807	7,400	149,702
Devon Energy Corp.	7,400	657,934	5,500	489,005	2,000	177,820
Dresser-Rand Group, Inc. (NON)	86,600	3,381,730	71,600	2,795,980	24,500	956,725
ENI SpA (Italy)	240,465	8,742,460	175,312	6,373,727	49,413	1,796,483
ENSCO International, Inc. (SG) (SB) (SC)	34,800	2,074,776	29,300	1,746,866	9,800	584,276
Exxaro Resources, Ltd. (South Africa)	120,083	1,809,226	--	--	--	--
Exxon Mobil Corp. (SEG)	288,430	27,023,007	236,157	22,125,549	83,100	7,785,639
Frontier Oil Corp.	86,751	3,520,356	59,866	2,429,362	--	--
Gazprom (Russia)	569,359	8,122,475	--	--	--	--
Global Industries, Ltd. (NON) (SG)	173,100	3,707,802	143,800	3,080,196	50,800	1,088,136
GulfMark Offshore, Inc. (NON)	47,637	2,228,935	39,500	1,848,205	14,000	655,060
Halliburton Co.	9,700	367,727	9,700	367,727	3,400	128,894
Helmerich & Payne, Inc.	30,416	1,218,769	21,069	844,235	--	--
Holly Corp.	43,761	2,226,997	34,682	1,764,967	7,800	396,942
Hornbeck Offshore Services, Inc. (NON) (SG) (SB)	12,600	566,370	9,400	422,530	3,300	148,335
ION Geophysical Corp. (NON) (SG) (SB)	97,943	1,545,541	68,576	1,082,129	--	--
JA Solar Holdings Co., Ltd. ADR (China) (NON)	26,534	1,852,339	18,153	1,267,261	--	--
Lufkin Industries, Inc.	14,951	856,543	10,300	590,087	--	--
Lukoil (Russia)	27,758	2,469,074	--	--	--	--
Lukoil ADR (Russia)	25,164	2,171,653	--	--	--	--
Marathon Oil Corp.	184,420	11,223,801	151,420	9,215,421	52,900	3,219,494
Matrix Service Co. (NON) (SG) (SB)	47,047	1,026,566	32,646	712,336	--	--
NATCO Group, Inc. (NON)	32,065	1,736,320	25,737	1,393,659	9,097	492,603
Noble Corp.	26,800	1,514,468	21,900	1,237,569	7,700	435,127
Norsk Hydro ASA (Norway)	117,265	1,658,029	87,245	1,233,571	23,425	331,210
Occidental Petroleum Corp.	50,400	3,880,296	42,100	3,241,279	14,400	1,108,656
Oil States International, Inc. (NON)	13,266	452,636	9,125	311,345	--	--
Parker Drilling Co. (NON) (SG)	47,100	355,605	35,300	266,515	12,500	94,375
PetroChina Co., Ltd. ADR (China)	4,150	728,201	--	--	--	--
Petroleo Brasileiro SA ADR (Brazil) (SG)	21,586	2,487,571	--	--	--	--
Petroleo Brasileiro SA ADR (Preference) (Brazil)	40,960	3,941,171	--	--	--	--
PTT PCL (Thailand)	152,100	1,690,156	--	--	--	--
Questar Corp.	76,200	4,122,420	62,300	3,370,430	21,400	1,157,740
Renewable Energy Corp. AS (Norway) (NON)	18,127	906,300	--	--	--	--
Repsol YPF SA (Spain) (NON)	41,769	1,487,290	31,761	1,130,930	9,018	321,109
Rosetta Resources, Inc. (NON) (SG) (SB) (SC)	19,700	390,651	19,700	390,651	7,000	138,810
Royal Dutch Shell PLC Class B (Netherlands)	250,793	10,459,006	183,195	7,639,916	52,307	2,181,397
Saipem SpA (Italy)	31,108	1,235,980	--	--	--	--
Sasol, Ltd. (South Africa)	31,705	1,571,371	--	--	--	--
SEACOR Holdings, Inc. (NON)	10,100	936,674	8,500	788,290	2,700	250,398
Statoil ASA (Norway)	329,820	10,198,992	229,022	7,082,025	65,707	2,031,851
Swift Energy Co. (NON)	17,657	777,438	11,901	524,001	--	--
Technicas Reunidas SA (Spain)	4,862	307,797	--	--	--	--
Technicas Reunidas SA 144A (Spain)	8,476	536,587	--	--	--	--
Tidewater, Inc. (SG) (SB) (SC)	96,400	5,288,504	79,000	4,333,940	27,900	1,530,594
Total SA (France)	32,460	2,690,065	--	--	--	--
Trico Marine Services, Inc. (NON) (SG)	65,900	2,439,618	54,900	2,032,398	19,400	718,188
Unit Corp. (NON)	15,004	693,935	10,437	482,711	--	--
WD-40 Co.	20,082	762,514	13,564	515,025	--	--
Western Refining, Inc. (SG)	33,273	805,539	22,557	546,105	--	--
		189,370,268		120,445,341		36,063,706

Financial		2.6%		2.3%		1.6%
Advanta Corp. Class B	41,000	330,870	34,100	275,187	10,800	87,156
Ameriprise Financial, Inc.	143,600	7,913,796	118,000	6,502,980	41,200	2,270,532
Chubb Corp. (The)	77,800	4,246,324	63,400	3,460,372	22,400	1,222,592
Citigroup, Inc. (SEG)	274,953	8,094,616	226,937	6,681,025	79,500	2,340,480
Contifinancial Corp. Liquidating Trust Units (F) (NON)	1,914,537	191	--	--	510,233	51
Deutsche Boerse AG (Germany)	5,428	1,069,881	4,396	866,470	1,262	248,745
Discover Financial Services	61,950	934,206	50,650	763,802	17,950	270,686
Goldman Sachs Group, Inc. (The)	58,200	12,515,910	47,400	10,193,370	16,800	3,612,840
Hitachi Capital Corp. (Japan)	97,000	1,244,516	73,500	943,010	20,200	259,167
Hong Kong Exchanges and Clearing, Ltd. (Hong Kong)	10,500	295,293	--	--	--	--
Interactive Data Corp.	69,252	2,286,009	52,815	1,743,423	9,200	303,692
Intercontinental Exchange, Inc. (NON)	23,000	4,427,500	18,500	3,561,250	6,600	1,270,500
JPMorgan Chase & Co.	151,202	6,599,967	123,081	5,372,486	43,500	1,898,775
Korea Investment Holdings Co., Ltd. (South Korea)	24,110	2,034,475	--	--	--	--
Lehman Brothers Holdings, Inc.	8,400	549,696	6,300	412,272	2,200	143,968
Loews Corp.	45,600	2,295,504	36,100	1,817,274	12,800	644,352
London Stock Exchange Group PLC 144A (United Kingdom)	7,830	306,185	--	--	--	--
Man Group PLC (United Kingdom)	210,684	2,416,462	149,499	1,714,694	42,468	487,091
Nationwide Financial Services, Inc. Class A	19,900	895,699	16,600	747,166	5,900	265,559
Nationwide Health Properties, Inc. (R)	16,200	508,194	15,200	476,824	5,400	169,398
ORIX Corp. (Japan)	23,460	3,934,563	14,950	2,507,320	4,260	714,460
PMI Group, Inc. (The)	31,400	416,992	23,500	312,080	8,300	110,224
Radian Group, Inc.	12,400	144,832	9,300	108,624	3,300	38,544

Royal Bank of Scotland Group PLC (United Kingdom)	418,121	3,748,199	307,081	2,752,794	87,353	783,066
Shinhan Financial Group Co., Ltd. (South Korea)	11,070	635,334	--	--	--	--
Singapore Exchange, Ltd. (Singapore)	56,000	511,878	--	--	--	--
Sony Financial Holdings, Inc. 144A (Japan) (NON)	50	190,590	--	--	--	--
Travelers Cos., Inc. (The)	32,300	1,737,740	27,700	1,490,260	9,200	494,960
		70,285,422		52,702,683		17,636,838

Health Care		6.8%		6.1%		3.5%
Acorda Therapeutics, Inc. (NON) (SG) (SB)	65,300	1,433,988	54,400	1,194,624	19,200	421,632
Aetna, Inc. (SEG)	138,900	8,018,697	114,500	6,610,085	40,500	2,338,065
Affymetrix, Inc. (NON) (SG) (SB)	29,392	680,131	20,344	470,760	--	--
Albany Molecular Research, Inc. (NON)	31,985	459,944	22,367	321,637	--	--
Alfresa Holdings Corp. (Japan)	9,500	575,854	7,700	466,745	2,100	127,294
Align Technology, Inc. (NON) (SG) (SB) (SC)	4,800	80,064	3,600	60,048	1,300	21,684
Alliance Imaging, Inc. (NON) (SG)	98,292	945,569	64,089	616,536	--	--
Alnylam Pharmaceuticals, Inc. (NON)	4,200	122,136	3,200	93,056	1,100	31,988
Amedisys, Inc. (NON)	25,186	1,222,025	19,676	954,680	2,400	116,448
American Oriental Bioengineering, Inc. (China) (NON)
(SG) (SB) (SC)	212,305	2,352,339	159,941	1,772,146	26,300	291,404
AMN Healthcare Services, Inc. (NON)	42,455	728,952	29,582	507,923	--	--
Applera Corp. - Applied Biosystems Group	7,200	244,224	5,400	183,168	1,900	64,448
Apria Healthcare Group, Inc. (NON) (SB)	55,930	1,206,410	38,642	833,508	--	--
Astellas Pharma, Inc. (Japan)	24,600	1,076,358	--	--	--	--
AstraZeneca PLC (United Kingdom)	148,690	6,370,692	108,516	4,649,419	30,595	1,310,857
Basilea Pharmaceutical AG (Switzerland) (NON)	457	88,395	--	--	--	--
Basilea Pharmaceutical AG 144A (Switzerland) (NON)	797	154,159	--	--	--	--
Becton, Dickinson and Co.	28,400	2,373,672	23,500	1,964,130	8,300	693,714
Bio-Rad Laboratories, Inc. Class A (NON)	12,848	1,331,310	8,964	928,850	--	--
Biogen Idec, Inc. (NON)	10,600	603,352	9,300	529,356	3,300	187,836
Bristol-Myers Squibb Co.	86,360	2,290,267	70,925	1,880,931	25,100	665,652
China Medical Technologies, Inc. ADR (China) (SG) (SB)	64,796	2,876,294	44,511	1,975,843	--	--
Corvel Corp. (NON)	52,000	1,197,040	42,500	978,350	15,000	345,300
Coventry Health Care, Inc. (NON)	79,180	4,691,415	65,295	3,868,729	23,100	1,368,675
Cubist Pharmaceuticals, Inc. (NON)	10,100	207,151	7,500	153,825	2,700	55,377
Cutera, Inc. (NON)	38,800	609,160	29,100	456,870	10,300	161,710
Cynosure, Inc. Class A (NON) (SG)	46,200	1,222,452	37,500	992,250	13,300	351,918
Cypress Bioscience, Inc. (NON)	83,100	916,593	62,300	687,169	22,000	242,660
Eli Lilly Co.	57,400	3,064,586	47,700	2,546,703	16,800	896,952
Enzon Pharmaceuticals, Inc. (NON) (SG) (SB) (SC)	88,400	842,452	66,200	630,886	23,400	223,002
Forest Laboratories, Inc. (NON)	59,000	2,150,550	48,900	1,782,405	17,300	630,585
GlaxoSmithKline PLC (United Kingdom)	202,390	5,121,309	148,641	3,761,236	42,283	1,069,936
Haemonetics Corp. (NON) (SG)	24,199	1,525,021	19,320	1,217,546	4,442	279,935
Healthspring, Inc. (NON) (SG)	123,820	2,358,771	94,752	1,805,026	22,313	425,063
Hologic, Inc. (NON)	10,919	749,480	7,589	520,909	--	--
Humana, Inc. (NON)	100,920	7,600,285	82,400	6,205,544	29,150	2,195,287
Illumina, Inc. (NON) (SG) (SB)	17,451	1,034,146	12,198	722,853	--	--
Immucor, Inc. (NON)	21,329	724,973	14,792	502,780	--	--
Incyte Pharmaceuticals, Inc. (NON) (SG) (SB) (SC)	242,600	2,438,130	195,800	1,967,790	69,200	695,460
InterMune, Inc. (NON) (SG) (SB) (SC)	58,200	775,806	48,000	639,840	17,000	226,610
Invitrogen Corp. (NON)	8,674	810,238	5,979	558,498	--	--
Johnson & Johnson (SEG)	179,612	11,980,120	147,204	9,818,507	51,500	3,435,050
K-V Pharmceuticals Co. Class A (NON)	25,718	733,992	18,229	520,256	--	--
Kinetic Concepts, Inc. (NON) (SG)	14,085	754,393	9,852	527,673	--	--
LCA-Vision, Inc.	7,100	141,787	5,300	105,841	1,900	37,943
LifeCell Corp. (NON) (SB)	30,922	1,333,047	21,611	931,650	--	--
Magellan Health Services, Inc. (NON)	35,924	1,675,136	25,148	1,172,651	--	--
Martek Biosciences Corp. (NON)	94,610	2,798,564	65,739	1,944,560	--	--
McKesson Corp.	102,200	6,695,122	84,400	5,529,044	29,300	1,919,443
Medcath Corp. (NON)	43,300	1,063,448	35,400	869,424	12,500	307,000
Medicines Co. (NON)	29,600	567,136	22,200	425,352	7,800	149,448
Medicis Pharmaceutical Corp. Class A (SG) (SB)	19,600	509,012	17,600	457,072	6,200	161,014
Mentor Corp. (SG) (SB)	58,806	2,299,315	44,152	1,726,343	8,300	324,530
Merck & Co., Inc.	264,960	15,396,826	217,713	12,651,302	76,350	4,436,699
Meridian Bioscience, Inc.	29,340	882,547	20,508	616,881	--	--
Millennium Pharmaceuticals, Inc. (NON) (SG) (SB)	163,300	2,446,234	131,200	1,965,376	46,400	695,072
Myriad Genetics, Inc. (NON)	16,532	767,415	11,484	533,087	--	--
Neurocrine Biosciences, Inc. (NON) (SG)	95,300	432,662	79,400	360,476	28,100	127,574
Novartis AG (Switzerland)	15,512	844,358	--	--	--	--
OraSure Technologies, Inc. (NON)	62,560	556,158	43,604	387,640	--	--
Par Pharmaceutical Cos., Inc. (NON)	51,800	1,243,200	43,200	1,036,800	15,300	367,200
Pfizer, Inc.	273,549	6,217,769	222,997	5,068,722	78,800	1,791,124
Quidel Corp. (NON)	68,336	1,330,502	54,012	1,051,614	8,900	173,283
Regeneron Pharmaceuticals, Inc. (NON)	27,044	653,113	19,017	459,261	--	--
Roche Holding AG (Switzerland)	40,534	6,976,183	27,435	4,721,754	7,803	1,342,950
Salix Pharmaceuticals, Ltd. (NON) (SG) (SB)	36,506	287,667	25,388	200,057	--	--
Savient Pharmaceuticals, Inc. (NON) (SG) (SB)	59,812	1,373,882	41,163	945,514	--	--
Schering AG (Germany)	11,857	1,809,460	8,609	1,313,793	2,566	391,589
Schering-Plough Corp. (SG) (SB) (SC)	325,000	8,658,000	266,500	7,099,560	94,200	2,509,488
Sciele Pharma, Inc. (NON) (SG) (SB)	118,595	2,425,268	88,833	1,816,635	17,000	347,650
Steris Corp.	41,498	1,196,802	28,634	825,805	1,100	31,724
Stewart Enterprises, Inc. Class A	33,500	298,150	25,100	223,390	8,900	79,210
Symbion Health, Ltd. (Australia)	229,199	799,418	185,566	647,231	50,422	175,866
Taisho Pharmaceutical Co., Ltd. (Japan)	102,000	1,970,056	73,000	1,409,942	22,000	424,914
Takeda Pharmaceutical Co., Ltd. (Japan)	9,300	545,239	--	--	--	--
Techne Corp. (NON)	14,287	943,656	10,181	672,455	--	--
Terumo Corp. (Japan)	18,200	961,608	--	--	--	--
Teva Pharmaceutical Industries, Ltd. ADR (Israel)	8,100	376,488	--	--	--	--
United Therapeutics Corp. (NON)	11,634	1,136,060	8,069	787,938	--	--
UnitedHealth Group, Inc.	79,638	4,634,932	64,912	3,777,878	22,960	1,336,272
Waters Corp. (NON)	51,100	4,040,477	41,000	3,241,870	14,500	1,146,515
WellCare Health Plans, Inc. (NON)	17,043	722,794	11,814	501,032	--	--
West Pharmaceutical Services, Inc.	20,900	848,331	15,700	637,263	5,500	223,245
Wyeth	135,400	5,983,326	110,900	4,900,671	39,200	1,732,248
XenoPort, Inc. (NON)	14,000	782,320	12,600	704,088	4,500	251,460
Zoll Medical Corp. (NON) (SG)	61,834	1,652,204	48,596	1,298,485	10,200	272,544
		183,018,567		139,897,547		39,630,547

Insurance		3.1%		2.5%		1.5%
Aegon NV (Netherlands)	78,263	1,371,153	59,944	1,050,207	17,208	301,481
Allianz SE (Germany)	14,718	3,143,629	8,578	1,832,181	2,359	503,861
Allstate Corp. (The) (SEG)	113,700	5,938,551	93,300	4,873,059	32,400	1,692,252
American Financial Group, Inc.	87,825	2,536,386	72,110	2,082,537	25,450	734,996
American Physicians Capital, Inc.	13,166	545,862	9,072	376,125	--	--
Amerisafe, Inc. (NON)	41,812	648,504	28,814	446,905	--	--
Arch Capital Group, Ltd. (Bermuda) (NON)	36,600	2,574,810	29,900	2,103,465	10,600	745,710
Argo Group International Holdings, Ltd. (Bermuda) (NON)	16,279	685,834	11,258	474,300	--	--
Aspen Insurance Holdings, Ltd. (Bermuda)	52,206	1,505,621	40,682	1,173,269	7,100	204,764
China Life Insurance Co., Ltd. (China)	185,000	941,516	--	--	--	--
Commerce Group, Inc.	43,720	1,573,046	35,500	1,277,290	12,578	452,556
Corporacion Mapfre SA (Spain)	752,075	3,285,698	552,341	2,413,091	157,125	686,455
ING Canada, Inc. (Canada)	15,100	602,661	--	--	--	--
ING Groep NV (Netherlands)	141,587	5,518,754	88,130	3,435,116	24,901	970,587
Max Re Capital, Ltd. (Bermuda)	8,550	239,315	6,409	179,388	2,265	63,397
Muenchener Rueckversicherungs-Gesellschaft AG (Germany)	5,009	966,938	4,100	791,464	1,300	250,952
Navigators Group, Inc. (NON)	18,617	1,210,105	12,925	840,125	--	--
Odyssey Re Holdings Corp.	57,900	2,125,509	45,800	1,681,318	16,200	594,702
Philadelphia Consolidated Holding Corp. (NON)	70,275	2,765,321	58,223	2,291,075	16,700	657,145
Ping An Insurance (Group) Co., of China, Ltd. (China)	139,500	1,479,792	--	--	--	--
Platinum Underwriters Holdings, Ltd. (Bermuda)	3,400	120,904	2,600	92,456	900	32,004
Prudential PLC (United Kingdom)	64,483	903,802	--	--	--	--
QBE Insurance Group, Ltd. (Australia)	141,121	4,106,279	93,632	2,724,464	26,633	774,956
Safeco Corp.	113,900	6,341,952	93,000	5,178,240	32,300	1,798,464
Safety Insurance Group, Inc.	18,168	665,312	12,388	453,649	--	--
Sai-Soc Assicuratrice Industriale SpA (SAI) (Italy)	187,000	7,719,355	135,550	5,595,500	38,500	1,589,279
SCOR (France)	114,521	2,905,410	84,042	2,132,154	23,108	586,252
SeaBright Insurance Holdings, Inc. (NON)	50,728	764,978	35,115	529,534	--	--
Security Capital Assurance, Ltd. (Bermuda) (SG)	5,800	22,562	4,400	17,116	1,500	5,835
Selective Insurance Group	23,373	537,345	16,192	372,254	--	--
Validus Holdings, Ltd. (Bermuda) (NON)	24,100	626,118	16,500	428,670	--	--
W.R. Berkley Corp.	220,445	6,571,465	182,952	5,453,799	63,575	1,895,171
Zenith National Insurance Corp.	63,597	2,844,694	50,571	2,262,041	12,457	557,202
Zurich Financial Services AG (Switzerland)	32,026	9,416,885	18,952	5,572,622	5,363	1,576,930
		83,206,066		58,133,414		16,674,951

Investment Banking/Brokerage		1.1%		1.0%		0.5%
3i Group PLC (United Kingdom)	447,617	8,870,492	323,509	6,411,025	93,369	1,850,307
Affiliated Managers Group (NON)	11,021	1,294,527	7,840	920,886	--	--
Calamos Asset Management, Inc. Class A	46,200	1,375,836	34,700	1,033,366	12,200	363,316
Challenger Financial Services Group, Ltd. (Australia)	161,562	701,637	130,805	568,064	39,012	169,423
Deutsche Bank AG (Germany)	11,886	1,535,305	8,681	1,121,317	2,466	318,531
Greenhill & Co., Inc.	12,136	806,801	8,437	560,892	--	--
Harris & Harris Group, Inc. (NON)	66,600	585,414	54,600	479,934	19,200	168,768
Interactive Brokers Group, Inc. Class A (NON)	37,376	1,207,992	26,734	864,043	3,600	116,352
Investment Technology Group, Inc. (NON)	24,289	1,155,914	16,887	803,652	--	--
Knight Capital Group, Inc. Class A (NON)	72,900	1,049,760	61,500	885,600	21,700	312,480
Macquarie Bank, Ltd. (Australia)	12,686	839,626	10,271	679,789	2,791	184,723
Morgan Stanley	124,200	6,596,262	101,300	5,380,043	35,800	1,901,338
optionsXpress Holdings, Inc.	25,800	872,556	18,000	608,760	--	--
Penson Worldwide, Inc. (NON)	25,514	366,126	17,935	257,367	--	--
Schroders PLC (United Kingdom)	29,056	745,508	23,525	603,595	6,393	164,029
SWS Group, Inc.	127,939	1,620,987	98,489	1,247,856	23,400	296,478
		29,624,743		22,426,189		5,845,745

Other		0.7%		0.6%		0.1%
iShares MSCI EAFE Index Fund	182,100	14,294,850	34,500	2,708,250	17,000	1,334,500
iShares MSCI Emerging Markets Index Fund	12,200	1,833,660	--	--	--	--
iShares Russell 2000 Growth Index Fund	16,600	1,384,440	17,400	1,451,160	--	--
iShares Russell 2000 Value Index Fund (SG) (SB)	22,377	1,585,410	15,400	1,091,090	--	--
S&P 500 Index Depository Receipts (SPDR Trust Series 1)	--	--	51,689	7,557,449	--	--
		19,098,360		12,807,949		1,334,500

Real Estate		1.2%		0.9%		0.4%
Anthracite Capital, Inc. (R)	58,893	426,385	40,870	295,899	--	--

Boston Properties, Inc. (R)	2,400	220,344	1,800	165,258	600	55,086
CB Richard Ellis Group, Inc. Class A (NON)	61,300	1,321,015	49,500	1,066,725	17,500	377,125
CBL & Associates Properties (R)	15,310	366,062	10,730	256,554	--	--
Cousins Properties, Inc. (R)	70,028	1,547,619	54,144	1,196,582	14,100	311,610
Emaar Properties (United Arab Emirates)	385,495	1,564,236	--	--	--	--
Entertainment Properties Trust (R)	59,649	2,803,503	45,774	2,151,378	13,100	615,700
FelCor Lodging Trust, Inc. (R)	45,500	709,345	38,400	598,656	13,600	212,024
First Industrial Realty Trust (R)	6,100	211,060	4,600	159,160	1,600	55,360
Globe Trade Centre SA (Poland) (NON)	99,928	1,804,887	--	--	--	--
Gramercy Capital Corp. (R)	63,910	1,553,652	46,265	1,124,702	10,300	250,393
Immoeast AG (Austria) (NON)	175,864	1,875,613	--	--	--	--
Jones Lang LaSalle, Inc.	69,687	4,958,927	56,574	4,025,806	18,600	1,323,576
Lexington Corporate Properties Trust (R)	51,565	749,755	35,505	516,243	--	--
LTC Properties, Inc. (R)	46,543	1,165,902	32,287	808,789	--	--
Medical Properties Trust, Inc. (R)	94,700	964,993	77,500	789,725	27,400	279,206
Metrovacesa SA (Spain)	9,673	1,151,116	7,330	872,292	2,013	239,553
National Health Investors, Inc. (R)	26,231	731,845	18,241	508,924	--	--
National Retail Properties, Inc. (R)	30,200	706,076	26,400	617,232	9,300	217,434
NorthStar Realty Finance Corp. (R)	57,975	517,137	40,187	358,468	--	--
Omega Healthcare Investors, Inc. (R)	84,789	1,360,863	67,233	1,079,090	13,000	208,650
PS Business Parks, Inc. (R)	10,950	575,423	7,587	398,697	--	--
RAIT Investment Trust (R)	13,166	113,491	9,072	78,201	--	--
Ramco-Gershenson Properties (R)	18,900	403,893	14,100	301,317	5,000	106,850
Realty Income Corp. (R)	4,300	116,186	3,300	89,166	1,100	29,722
Saul Centers, Inc. (R)	13,370	714,359	9,169	489,900	--	--
Senior Housing Properties Trust (R)	17,800	403,704	13,300	301,644	4,700	106,596
Tanger Factory Outlet Centers (R)	3,100	116,901	2,400	90,504	800	30,168
Union Properties (United Arab Emirates) (NON)	1,118,508	1,562,621	--	--	--	--
Universal Health Realty Income Trust (R)	18,372	651,104	12,583	445,942	--	--
Urstadt Biddle Properties, Inc. Class A (R)	41,337	640,724	28,775	446,013	--	--
Winthrop Realty Trust (R)	137,894	729,459	95,591	505,676	--	--
Zhong An Real Estate, Ltd. (China) (NON)	430,767	253,015	--	--	--	--
Zhong An Real Estate, Ltd. 144A (China) (NON)	119,112	69,962	--	--	--	--
		33,061,177		19,738,543		4,419,053

Technology		10.3%		8.6%		4.9%
Accenture, Ltd. Class A (Bermuda)	5,900	212,577	4,400	158,532	1,600	57,648
Acme Packet, Inc. (NON)	57,559	724,668	40,129	505,224	--	--
Actuate Corp. (NON) (SG) (SEG)	105,220	817,559	74,384	577,964	--	--
Advanced Analogic Technologies, Inc. (NON)	88,483	998,088	61,546	694,239	--	--
Advanced Energy Industries, Inc. (NON) (SG) (SB) (SEG)	107,367	1,404,360	74,011	968,064	--	--
Advanced Semiconductor Engineering, Inc. (Taiwan)	1,583,000	1,573,272	--	--	--	--
ALPS Electric Co., Ltd. (Japan)	133,700	1,734,385	98,000	1,271,277	27,100	351,547
Analogic Corp.	3,200	216,704	2,400	162,528	900	60,948
Anixter International, Inc. (NON)	12,246	762,558	8,453	526,368	--	--
Ansoft Corp. (NON)	68,511	1,771,009	53,016	1,370,464	13,700	354,145
ANSYS, Inc. (NON) (SG) (SB)	77,669	3,220,157	53,812	2,231,046	--	--
Apple Computer, Inc. (NON)	24,000	4,753,920	19,900	3,941,792	7,000	1,386,560
Applied Materials, Inc. (SG)	77,300	1,372,848	66,200	1,175,712	23,400	415,584
Arris Group, Inc. (NON)	23,965	239,171	21,865	218,213	7,715	76,996
Aspen Technology, Inc. (NON)	64,601	1,047,828	44,468	721,271	--	--
Asustek Computer, Inc. (Taiwan)	409,000	1,220,057	--	--	--	--
Atheros Communications (NON)	20,717	632,697	14,312	437,088	--	--
AU Optronics Corp. (Taiwan)	825,692	1,595,921	--	--	--	--
AuthenTec, Inc. (NON)	30,105	437,426	20,988	304,956	--	--
Autodesk, Inc. (NON) (SG)	157,100	7,817,296	129,000	6,419,040	44,900	2,234,224
Automatic Data Processing, Inc.	36,500	1,625,345	29,300	1,304,729	10,400	463,112
Avnet, Inc. (NON)	37,800	1,321,866	30,500	1,066,585	10,800	377,676
Blackbaud, Inc. (SG) (SB)	43,169	1,210,459	30,350	851,014	--	--
Blackboard, Inc. (NON)	16,430	661,308	11,430	460,058	--	--
Blue Coat Systems, Inc. (NON) (SG) (SB) (SC)	99,900	3,283,713	74,111	2,436,029	12,600	414,162
BMC Software, Inc. (NON) (SB) (SEG)	259,500	9,248,580	211,400	7,534,296	74,700	2,662,308
Brocade Communications Systems, Inc. (NON)	135,000	990,900	113,800	835,292	40,200	295,068
CACI International, Inc. Class A (NON)	16,941	758,449	11,781	527,435	--	--
Capcom Co., Ltd. (Japan)	16,700	428,806	--	--	--	--
Checkpoint Systems, Inc. (NON)	36,266	942,191	25,514	662,854	2,200	57,156
Chordiant Software, Inc. (NON)	141,456	1,209,449	108,200	925,110	19,100	163,305
Cisco Systems, Inc. (NON) (SEG)	559,490	15,145,394	457,276	12,378,461	160,700	4,350,149
CommScope, Inc. (NON)	25,925	1,275,769	18,143	892,817	--	--
Computer Sciences Corp. (NON)	41,500	2,053,005	31,100	1,538,517	11,000	544,170
Compuware Corp. (NON)	136,700	1,213,896	102,500	910,200	36,200	321,456
Comtech Group, Inc. (China) (NON)	28,000	451,080	21,000	338,310	7,400	119,214
Comtech Telecommunications Corp. (NON)	13,808	745,770	9,564	516,552	--	--
Convergys Corp. (NON)	34,900	574,454	31,400	516,844	11,100	182,706
Credence Systems Corp. (NON)	312,700	756,734	263,700	638,154	93,200	225,544
CSG Systems International, Inc. (NON) (SG) (SB)	102,679	1,511,435	83,390	1,227,501	23,700	348,864
Cubic Corp.	14,100	552,720	10,600	415,520	3,700	145,040
Cybersource Corp. (NON)	85,636	1,521,752	58,886	1,046,404	--	--
Diodes, Inc. (NON) (SG)	24,493	736,505	17,216	517,685	--	--
eBay, Inc. (NON)	86,300	2,864,297	71,900	2,386,361	25,400	843,026
Electronic Data Systems Corp.	217,800	4,514,994	178,800	3,706,524	63,200	1,310,136
Emulex Corp. (NON) (SG) (SB)	69,980	1,142,074	50,515	824,405	9,600	156,672
EPIQ Systems, Inc. (NON)	45,006	783,554	31,852	554,543	--	--
F5 Networks, Inc. (NON)	26,024	742,204	18,060	515,071	--	--
Factset Research Systems, Inc.	19,185	1,068,605	13,328	742,370	--	--
FEI Co. (NON) (SG) (SB)	68,000	1,688,440	54,200	1,345,786	19,100	474,253
Fujitsu, Ltd. (Japan)	105,000	704,703	85,000	570,474	23,000	154,364
Genesis Microchip, Inc. (NON)	14,500	124,265	10,900	93,413	3,900	33,423
Global Sources, Ltd. (Bermuda) (NON) (SG) (SB)	28,402	801,504	19,710	556,216	--	--
Greatbatch, Inc. (NON) (SG)	60,636	1,212,114	44,023	880,020	9,000	179,910
Greatek Electronics, Inc. (Taiwan)	874,640	1,064,288	--	--	--	--
Hewlett-Packard Co.	295,600	14,921,888	242,500	12,241,400	85,100	4,295,848
Hitachi, Ltd. (Japan)	766,000	5,628,514	562,000	4,129,536	158,000	1,160,973
Hon Hai Precision Industry Co., Ltd. (Taiwan)	224,624	1,388,162	--	--	--	--
Hutchinson Technology, Inc. (NON)	47,400	1,247,568	39,100	1,029,112	13,800	363,216
IBM Corp.	137,540	14,868,074	112,700	12,182,870	39,600	4,280,760
IHS, Inc. Class A (NON)	19,500	1,180,920	16,300	987,128	5,200	314,912
Ikon Office Solutions, Inc.	53,177	692,365	36,188	471,168	--	--
Immersion Corp. (NON)	8,100	104,895	6,000	77,700	2,100	27,195
Infineon Technologies AG (Germany) (NON)	25,856	301,906	19,592	228,764	5,382	62,842
Informatica Corp. (NON)	66,642	1,200,889	46,466	837,317	--	--
Intel Corp. (SEG)	262,330	6,993,718	213,626	5,695,269	75,500	2,012,830
Interwoven, Inc. (NON)	42,900	610,038	32,200	457,884	11,400	162,108
Intuit, Inc. (NON)	102,000	3,224,220	82,800	2,617,308	29,300	926,173
Itron, Inc. (NON) (SG) (SB)	14,900	1,429,953	10,566	1,014,019	--	--
Jack Henry & Associates, Inc. (SG)	45,415	1,105,401	31,754	772,892	--	--
JDA Software Group, Inc. (NON) (SG)	101,519	2,077,079	77,553	1,586,734	15,000	306,900
Ju Teng International Holdings, Ltd. (Hong Kong) (NON)	1,636,000	495,640	--	--	--	--
LG Electronics, Inc. (South Korea)	18,480	1,946,808	--	--	--	--
Littelfuse, Inc. (NON)	36,800	1,212,928	30,100	992,096	10,600	349,376
LTX Corp. (NON)	203,100	645,858	152,300	484,314	53,800	171,084
Manhattan Associates, Inc. (NON) (SG)	61,536	1,622,089	48,022	1,265,860	11,700	308,412
Mantech International Corp. Class A (NON)	12,700	556,514	9,500	416,290	3,400	148,988
MEMC Electronic Materials, Inc. (NON) (SG) (SB) (SC)	58,400	5,167,816	48,100	4,256,369	16,500	1,460,085
Mentor Graphics Corp. (NON)	42,753	460,877	29,729	320,479	--	--
Methode Electronics, Inc. Class A	54,000	887,760	40,400	664,176	14,300	235,092
Microsoft Corp. (SB)	473,500	16,856,600	390,931	13,917,144	137,100	4,880,760
MicroStrategy, Inc. (NON)	11,634	1,106,393	8,133	773,448	--	--
Mitsubishi Electric Corp. (Japan)	150,000	1,553,698	110,000	1,139,378	32,000	331,456
National Instruments Corp.	30,310	1,010,232	21,087	702,830	--	--
National Semiconductor Corp. (SG) (SB)	66,900	1,514,616	53,500	1,211,240	18,900	427,896
NEC Corp. (Japan)	47,000	217,760	38,000	176,061	11,000	50,965
Nokia OYJ (Finland)	388,910	14,953,765	248,364	9,549,708	70,862	2,724,677
Novellus Systems, Inc. (NON)	59,900	1,651,443	51,400	1,417,098	18,100	499,017
NTT Data Corp. (Japan)	722	3,226,323	533	2,381,759	148	661,352
NVIDIA Corp. (NON) (SG)	40,300	1,371,006	32,700	1,112,454	11,600	394,632
Oce NV (Netherlands)	47,487	853,893	38,447	691,340	10,447	187,854
Omnicell, Inc. (NON)	21,900	589,767	16,400	441,652	5,800	156,194
Omron Corp. (Japan)	44,400	1,053,989	35,800	849,838	10,500	249,254
ON Semiconductor Corp. (NON) (SG) (SB)	67,152	596,310	46,005	408,524	--	--
Oracle Corp. (NON)	329,060	7,430,175	267,893	6,049,024	94,700	2,138,326
Palm, Inc. (SG) (SB) (SC)	15,500	98,270	11,600	73,544	4,100	25,994
Parametric Technology Corp. (NON)	95,515	1,704,943	65,475	1,168,729	--	--
Park Electrochemical Corp.	13,881	391,999	9,657	272,714	--	--
Photronics, Inc. (NON) (SG)	122,300	1,525,081	98,700	1,230,789	34,900	435,203
Plantronics, Inc.	23,064	599,664	16,038	416,988	--	--
Polycom, Inc. (NON) (SG) (SB)	96,030	2,667,713	75,122	2,086,889	16,500	458,370
Progress Software Corp. (NON)	3,900	131,352	2,900	97,672	1,000	33,680
Qualcomm, Inc.	61,070	2,403,105	50,400	1,983,240	17,800	700,430
Radiant Systems, Inc. (NON)	41,413	713,546	27,895	480,631	--	--
Research in Motion, Ltd. (Canada) (NON)	6,960	789,179	--	--	--	--
RF Micro Devices, Inc. (NON) (SG) (SC)	287,647	1,642,464	222,011	1,267,683	50,600	288,926
Rotork PLC (United Kingdom)	20,967	400,135	--	--	--	--
SAIC, Inc. (NON)	38,800	780,656	33,900	682,068	12,000	241,440
Samsung Electronics Co., Ltd. (South Korea)	9,689	5,696,338	--	--	--	--
Samsung Electronics Co., Ltd. (Preference) (South
Korea)	1,152	522,567	--	--	--	--
Samsung Electronics Co., Ltd. GDR (South Korea)	806	233,913	--	--	--	--
Satyam Computer Services, Ltd. (India)	163,949	1,871,524	--	--	--	--
Shinko Electric Industries (Japan)	33,100	669,514	--	--	--	--
Silicon Storage Technology, Inc. (NON)	110,500	330,395	82,900	247,871	29,300	87,607
SonicWall, Inc. (NON)	339,715	3,641,745	255,788	2,742,047	50,100	537,072
SPSS, Inc. (NON) (SG) (SB)	56,709	2,036,420	43,424	1,559,356	10,400	373,464
Sybase, Inc. (NON) (SG) (SB)	151,819	3,960,958	112,965	2,947,257	19,000	495,710
Sykes Enterprises, Inc. (NON)	63,078	1,135,404	43,504	783,072	--	--
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	689,182	1,311,322	--	--	--	--
Techwell, Inc. (NON)	55,867	615,096	38,907	428,366	--	--
Telefonaktiebolaget LM Ericsson AB Class B (Sweden)	281,692	659,073	237,027	554,570	71,539	167,379
Texas Instruments, Inc.	19,500	651,300	17,100	571,140	6,000	200,400
TIBCO Software, Inc. (NON)	32,500	262,275	36,600	295,362	12,900	104,103
Toshiba Corp. (Japan)	601,000	4,494,714	376,000	2,812,001	107,000	800,224
Trend Micro, Inc. (Japan)	12,000	431,417	--	--	--	--
Trizetto Group (NON)	94,027	1,633,249	73,676	1,279,752	17,300	300,501
TTM Technologies, Inc. (NON)	115,810	1,350,345	80,132	934,339	--	--

Ultra Clean Holdings (NON)	33,682	410,920	22,825	278,465	--	--
United Internet AG (Germany)	22,177	533,842	--	--	--	--
United Online, Inc.	67,263	795,049	46,625	551,108	--	--
Varian Semiconductor Equipment (NON)	19,441	719,317	13,447	497,539	--	--
Varian, Inc. (NON)	38,800	2,533,640	32,000	2,089,600	11,300	737,890
Vasco Data Security International, Inc. (NON)	25,922	723,742	18,004	502,672	--	--
Veeco Instruments, Inc. (NON) (SG) (SB)	75,400	1,259,180	61,200	1,022,040	21,600	360,720
Vignette Corp. (NON)	49,809	727,709	34,042	497,354	--	--
Websense, Inc. (NON) (SG) (SB) (SC)	58,620	995,368	48,300	820,134	17,100	290,358
Wistron Corp. (Taiwan)	620,582	1,145,533	--	--	--	--
Xilinx, Inc.	26,600	581,742	19,900	435,213	7,000	153,090
Yucheng Technologies, Ltd. (China) (NON)	54,351	706,019	38,200	496,218	--	--
		277,928,710		197,055,934		54,841,104

Transportation		1.6%		1.2%		0.7%
Accuride Corp. (NON)	65,000	510,900	55,700	437,802	19,700	154,842
Air Arabia (United Arab Emirates) (NON)	3,970,571	2,130,181	--	--	--	--
Alaska Air Group, Inc. (NON)	4,960	124,050	3,700	92,537	1,300	32,513
All America Latina Logistica SA (Brazil)	139,400	1,805,383	--	--	--	--
British Airways PLC (United Kingdom) (NON)	1,399,416	8,521,984	1,009,488	6,147,451	290,939	1,771,723
Central Japan Railway Co. (Japan)	563	4,803,231	417	3,557,633	117	998,185
Continental Airlines, Inc. Class B (NON) (SG) (SB) (SC)	132,200	2,941,450	109,800	2,443,050	38,800	863,300
Deutsche Lufthansa AG (Germany)	14,874	393,333	11,271	298,054	3,096	81,872
Double Hull Tankers, Inc. (Jersey) (SG) (SB) (SC)	15,500	189,720	11,600	141,984	4,100	50,184
DP World, Ltd. (United Arab Emirates) (NON)	361,456	430,133	--	--	--	--
DP World, Ltd. 144A (United Arab Emirates) (NON)	1,025,500	1,220,345	--	--	--	--
ExpressJet Holdings, Inc. (NON) (SG) (SB) (SC)	212,750	527,620	182,241	451,958	64,377	159,655
Horizon Lines, Inc. Class A	25,922	483,186	18,153	338,372	--	--
HUB Group, Inc. Class A (NON)	29,596	786,662	20,564	546,591	--	--
Korean Air Lines Co., Ltd. (South Korea)	15,100	1,221,055	--	--	--	--
National Express Group PLC (United Kingdom)	57,427	1,398,581	42,865	1,043,937	12,159	296,121
Neptune Orient Lines, Ltd. (Singapore)	494,000	1,329,644	392,000	1,055,102	113,000	304,149
Northwest Airlines Corp. (NON)	27,150	393,947	18,533	268,914	--	--
Overseas Shipholding Group (SG) (SB)	63,683	4,739,926	50,555	3,762,809	14,000	1,042,020
Republic Airways Holdings, Inc. (NON)	80,500	1,576,995	69,000	1,351,710	24,400	477,996
Singapore Airlines, Ltd. (Singapore)	88,670	1,061,294	71,870	860,214	21,470	256,975
SkyWest, Inc.	88,300	2,370,855	69,800	1,874,130	24,700	663,195
UAL Corp. (NON) (SG) (SB) (SC)	119,400	4,257,804	99,000	3,530,340	34,300	1,223,138
Yang Ming Marine Transport (Taiwan)	1,396,713	1,072,481	--	--	--	--
		44,290,760		28,202,588		8,375,868

Utilities & Power		2.6%		2.2%		1.3%
Alliant Energy Corp.	49,300	2,006,017	39,300	1,599,117	13,900	565,591
Black Hills Corp.	2,800	123,480	4,200	185,220	1,500	66,150
Centrica PLC (United Kingdom)	44,288	313,838	--	--	--	--
Cleco Corp.	24,800	689,440	16,973	471,849	--	--
Companhia Energetica de Minas Gerais ADR (Brazil)	79,060	1,459,448	--	--	--	--
Constellation Energy Group, Inc.	27,600	2,829,828	22,800	2,337,684	7,700	789,481
E.On AG (Germany)	13,346	2,829,727	9,593	2,033,985	2,725	577,777
Edison International	141,470	7,550,254	115,715	6,175,710	40,300	2,150,811
Electric Power Development Co. (Japan)	93,800	3,490,761	69,000	2,567,831	19,700	733,134
Enel SpA (Italy)	53,391	629,294	--	--	--	--
Energen Corp. (SEG)	116,930	7,510,414	92,712	5,954,892	27,306	1,753,864
Energias de Portugal (EDP) SA (Portugal)	241,105	1,565,128	175,117	1,136,769	55,167	358,116
First Philippine Holdings Corp. (Philippines)	772,510	1,360,647	--	--	--	--
FirstEnergy Corp.	31,700	2,293,178	26,600	1,924,244	8,900	643,826
Kelda Group PLC (United Kingdom)	59,906	1,285,457	45,392	974,017	12,467	267,516
Mirant Corp. (NON)	8,700	339,126	6,500	253,370	2,300	89,654
National Grid PLC (United Kingdom)	65,991	1,087,919	53,429	880,823	14,518	239,342
Northwest Natural Gas Co.	45,039	2,191,598	34,610	1,684,123	8,200	399,012
OGE Energy Corp.	18,100	656,849	16,300	591,527	5,800	210,482
Ormat Technologies, Inc.	14,491	797,150	10,098	555,491	--	--
Osaka Gas Co., Ltd. (Japan)	847,000	3,347,968	622,000	2,458,602	178,000	703,587
PG&E Corp. (SB)	190,900	8,225,881	154,900	6,674,641	54,700	2,357,023
Portland General Electric Co. (SG)	72,800	2,022,384	56,158	1,560,069	13,600	377,808
Public Service Enterprise Group, Inc.	5,400	530,496	4,100	402,784	1,400	137,536
RWE AG (Germany)	23,050	3,225,451	10,276	1,437,949	2,752	385,095
Scottish and Southern Energy PLC (United Kingdom)	22,425	726,339	--	--	--	--
SembCorp Industries, Ltd. (Singapore)	98,000	391,463	--	--	--	--
Suez SA (France)	6,520	441,340	--	--	--	--
Tenaga Nasional Berhad (Malaysia)	512,500	1,483,647	--	--	--	--
Tokyo Electric Power Co. (Japan)	130,400	3,387,705	95,600	2,483,624	26,300	683,256
Vector, Ltd. (New Zealand)	251,632	423,540	203,728	342,909	60,761	102,271
Veolia Environnement (France)	48,368	4,386,566	35,525	3,221,815	10,104	916,347
Westar Energy, Inc.	45,839	1,189,064	32,452	841,805	3,800	98,572
WGL Holdings, Inc.	21,600	707,616	16,200	530,712	5,700	186,732
		71,499,013		49,281,562		14,792,983

Total common stocks (cost $1,729,686,143,
$1,156,765,796 and $323,642,418)		$2,021,299,130		$1,387,456,327		$394,609,260

U.S. GOVERNMENT AND AGENCY
MORTGAGE OBLIGATIONS(a)	Growth 4.0%		Balanced 12.6%		Conservative 23.4%

	Principal amount	Value	Principal amount	Value	Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations		0.3%		1.5%		1.3%
Government National Mortgage Association Pass-Through
Certificates
6 1/2s, with due dates from March 20, 2034 to
November 20, 2037	$7,880,494	$8,141,841	$32,268,605	$33,338,778	$10,530,610	$10,879,848
6 1/2s, TBA, January 1, 2037	--	--	--	--	3,500,000	3,613,750
		8,141,841		33,338,778		14,493,598

U.S. Government Agency Mortgage Obligations		3.7%		11.1%		22.1%
Federal Home Loan Mortgage Corporation Pass-Through
Certificates
6s, with due dates from July 1, 2013 to October 1, 2021	424,405	433,888	46,649	47,692	55,421	56,659
5 1/2s, with due dates from June 1, 2035 to
November 1, 2036	73,094	72,925	348,650	348,282	348,650	348,282
5 1/2s, with due dates from August 1, 2012 to
April 1, 2020	605,346	613,673	287,435	293,733	337,574	345,263
Federal National Mortgage Association Pass-Through
Certificates
7s, with due dates from October 1, 2029 to
January 1, 2036	1,182,169	1,243,396	2,304,207	2,425,064	2,653,448	2,767,255
7s, March 1, 2018	--	--	--	--	438,156	464,160
6 1/2s, with due dates from April 1, 2036 to
December 1, 2037	849,611	873,473	4,130,057	4,246,052	4,563,409	4,691,574
6 1/2s, TBA, January 1, 2038	13,000,000	13,359,531	21,800,000	22,402,905	27,000,000	27,746,717
6s, with due dates from October 1, 2008 to
September 1, 2021	2,442,031	2,499,624	4,097,798	4,176,121	2,081,084	2,119,577
6s, TBA, January 1, 2038	1,700,000	1,726,297	--	--	--	--
5 1/2s, with due dates from December 1, 2036 to
January 1, 2038	1,900,000	1,897,254	6,899,270	6,889,299	5,199,920	5,192,404
5 1/2s, with due dates from February 1, 2014 to
October 1, 2022	8,131,676	8,240,768	4,003,406	4,054,700	31,703,637	32,122,974
5 1/2s, TBA, January 1, 2038	64,400,000	64,299,375	209,400,000	209,072,813	154,100,000	153,859,219
5s, with due dates from May 1, 2021 to April 1, 2036	--	--	227,913	228,047	7,162,274	6,989,372
4 1/2s, with due dates from November 1, 2020 to
November 1, 2035	2,593,852	2,520,553	908,916	861,588	11,035,847	10,827,756
4 1/2s, with due dates from April 1, 2020 to
October 1, 2020	1,053,193	1,037,850	--	--	2,177,120	2,145,142
		98,818,607		255,046,296		249,676,354

Total U.S. government and agency mortgage obligations
(cost $105,577,413, $284,360,812 and $260,171,711)		$106,960,448		$288,385,074		$264,169,952

U.S. TREASURY OBLIGATIONS(a)	Growth 0.2%		Balanced 0.2%		Conservative --%

	Principal amount	Value	Principal amount	Value	Principal amount	Value

U.S. Treasury Notes
4 1/4s, August 15, 2014	$200,000	$206,750	$3,400,000	$3,514,750	$--	$--
4 1/4s, November 15, 2013	20,000	20,728	100,000	103,641	--	--
4 1/4s, September 30, 2012	3,229,000	3,341,511	--	--	--	--
3 1/2s, November 15, 2009	1,700,000	1,714,875	--	--	--	--

Total U.S. treasury obligations
(cost $5,123,747, $3,516,466 and $--)		$5,283,864		$3,618,391		$--

CORPORATE BONDS AND NOTES(a)	Growth 3.7%		Balanced 8.1%		Conservative 11.3%

	Principal amount	Value	Principal amount	Value	Principal amount	Value

Basic Materials		0.3%		0.4%		0.5%
AK Steel Corp. company guaranty 7 3/4s, 2012	$300,000	$301,500	$365,000	$366,825	$190,000	$190,950
Aleris International, Inc. company guaranty 10s, 2016	200,000	162,000	205,000	166,050	100,000	81,000
Aleris International, Inc. company guaranty 9s, 2014
(PIK)	185,000	154,475	190,000	158,650	85,000	70,975
Algoma Acquisition Corp. 144A unsec. notes 9 7/8s,
2015 (Canada)	110,000	90,200	105,000	86,100	50,000	41,000
ARCO Chemical Co. debs. 10 1/4s, 2010	185,000	192,400	130,000	135,200	85,000	88,400
Builders FirstSource, Inc. company guaranty FRN
9.119s, 2012	265,000	230,550	250,000	217,500	120,000	104,400
Century Aluminum Co. company guaranty 7 1/2s, 2014	70,000	68,950	65,000	64,025	30,000	29,550
Clondalkin Acquisition BV 144A sec. FRN 6.991s, 2013
(Netherlands)	75,000	70,594	75,000	70,594	75,000	70,594
Domtar Corp. company guaranty 7 7/8s, 2011 (Canada)	270,000	275,738	245,000	250,206	115,000	117,444
Dow Chemical Co. (The) Pass Through Trust 144A company
guaranty 4.027s, 2009	--	--	270,000	269,757	320,000	319,712
E.I. du Pont de Nemours & Co. sr. unsec. 5s, 2013	--	--	90,000	90,714	75,000	75,595
Freeport-McMoRan Copper & Gold, Inc. sr. unsec. bonds
8 3/8s, 2017	600,000	643,500	580,000	622,050	270,000	289,575
Freeport-McMoRan Copper & Gold, Inc. sr. unsec. FRN
8.394s, 2015	115,000	116,725	110,000	111,650	50,000	50,750
Freeport-McMoRan Copper & Gold, Inc. sr. unsec. notes
8 1/4s, 2015	300,000	318,000	295,000	312,700	135,000	143,100
Georgia-Pacific Corp. debs. 9 1/2s, 2011	170,000	178,500	350,000	367,500	262,000	275,100
Georgia-Pacific Corp. notes 8 1/8s, 2011	--	--	140,000	142,100	140,000	142,100
Georgia-Pacific Corp. sr. notes 8s, 2024	175,000	162,750	195,000	181,350	90,000	83,700
Georgia-Pacific Corp. 144A company guaranty 7 1/8s,

2017		25,000	24,313	--	--	--	--
Gerdau Ameristeel Corp. sr. notes 10 3/8s, 2011
(Canada)		295,000	310,488	285,000	299,963	135,000	142,088
Hercules, Inc. company guaranty 6 3/4s, 2029		65,000	62,563	60,000	57,750	30,000	28,875
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance
ULC company guaranty 9 3/4s, 2014		350,000	378,000	325,000	351,000	150,000	162,000
Huntsman, LLC company guaranty 11 5/8s, 2010		1,000	1,060	1,000	1,060	--	--
Jefferson Smurfit Corp. company guaranty 8 1/4s, 2012		55,000	54,175	25,000	24,625	30,000	29,550
Lubrizol Corp. (The) sr. notes 5 1/2s, 2014		--	--	100,000	99,282	95,000	94,318
MacDermid, Inc. 144A sr. sub. notes 9 1/2s, 2017		130,000	122,200	120,000	112,800	55,000	51,700
Metals USA, Inc. sec. notes 11 1/8s, 2015		185,000	191,475	220,000	227,700	110,000	113,850
Momentive Performance Materials, Inc. 144A sr. notes
9 3/4s, 2014		460,000	423,200	470,000	432,400	230,000	211,600
Mosaic Co. (The) 144A sr. notes 7 5/8s, 2016		110,000	118,800	105,000	113,400	50,000	54,000
Mosaic Co. (The) 144A sr. notes 7 3/8s, 2014		110,000	117,700	110,000	117,700	50,000	53,500
NewPage Corp. company guaranty 10s, 2012		85,000	85,425	105,000	105,525	50,000	50,250
NewPage Corp. sec. notes 10s, 2012		45,000	45,225	40,000	40,200	20,000	20,100
NewPage Holding Corp. sr. notes FRN 11.818s, 2013 (PIK)		85,698	82,270	80,712	77,484	40,191	38,583
Norske Skog Canada, Ltd. company guaranty Ser. D,
8 5/8s, 2011 (Canada)		75,000	62,250	87,000	72,210	45,000	37,350
Novelis, Inc. company guaranty 7 1/4s, 2015		390,000	366,600	353,000	331,820	165,000	155,100
Nucor Corp. sr. unsec. 5s, 2012		--	--	200,000	200,250	175,000	175,219
Potash Corp. of Saskatchewan notes 5 7/8s, 2036
(Canada)		--	--	215,000	198,475	220,000	203,091
Rockwood Specialties Group, Inc. company guaranty
7 5/8s, 2014	EUR	210,000	295,869	220,000	309,958	135,000	190,202
Smurfit-Stone Container Enterprises, Inc. sr. unsec.
8s, 2017		$180,000	173,925	$175,000	169,094	$85,000	82,131
Steel Dynamics, Inc. 144A sr. notes 7 3/8s, 2012		5,000	5,025	260,000	261,300	225,000	226,125
Steel Dynamics, Inc. 144A sr. notes 6 3/4s, 2015		480,000	463,200	830,000	800,950	540,000	521,100
Stone Container Corp. sr. notes 8 3/8s, 2012		35,000	34,738	50,000	49,625	--	--
Stone Container Finance company guaranty 7 3/8s, 2014
(Canada)		45,000	42,413	45,000	42,413	20,000	18,850
Tube City IMS Corp. company guaranty 9 3/4s, 2015		190,000	171,000	190,000	171,000	90,000	81,000
Ucar Finance, Inc. company guaranty 10 1/4s, 2012		3,000	3,094	3,000	3,094	4,000	4,125
Verso Paper Holdings, LLC/ Verso Paper, Inc. company
guaranty 11 3/8s, 2016		150,000	152,250	135,000	137,025	65,000	65,975
Westvaco Corp. unsec. notes 7 1/2s, 2027		--	--	55,000	60,341	50,000	54,855
Xstrata Finance Canada, Ltd. 144A company guaranty
5.8s, 2016 (Canada)		--	--	180,000	176,522	195,000	191,232
			6,753,140		8,657,937		5,230,714

Capital Goods			0.3%		0.4%		0.5%
Alliant Techsystems, Inc. sr. sub. notes 6 3/4s, 2016		355,000	355,000	330,000	330,000	150,000	150,000
Allied Waste North America, Inc. company guaranty
6 7/8s, 2017		370,000	360,750	225,000	219,375	105,000	102,375
Allied Waste North America, Inc. sec. notes Ser. B,
5 3/4s, 2011		10,000	9,800	120,000	117,600	55,000	53,900
Baldor Electric Co. company guaranty 8 5/8s, 2017		350,000	360,500	320,000	329,600	150,000	154,500
Berry Plastics Holding Corp. company guaranty 10 1/4s,
2016		90,000	78,750	120,000	105,000	70,000	61,250
Berry Plastics Holding Corp. sec. notes 8 7/8s, 2014		310,000	294,500	285,000	270,750	135,000	128,250
Blount, Inc. sr. sub. notes 8 7/8s, 2012		115,000	115,288	155,000	155,388	70,000	70,175
Bombardier, Inc. 144A sr. notes 8s, 2014 (Canada)		255,000	266,475	245,000	256,025	75,000	78,375
Bombardier, Inc. 144A sr. unsec. FRN 7.631s, 2013
(Canada)	EUR	175,000	254,350	140,000	203,480	95,000	138,076
Caterpillar Financial Services Corp. sr. unsec. 4.85s,
2012		$--	--	$525,000	525,907	$375,000	375,648
Caterpillar Financial Services Corp. sr. unsec. notes
Ser. MTN, 5.85s, 2017		--	--	300,000	308,579	335,000	344,580
Crown Americas, LLC/Crown Americas Capital Corp. sr.
notes 7 5/8s, 2013		185,000	189,163	235,000	240,288	115,000	117,588
General Cable Corp. company guaranty 7 1/8s, 2017		190,000	186,200	175,000	171,500	80,000	78,400
General Cable Corp. company guaranty FRN 7.056s, 2015		85,000	80,750	80,000	76,000	35,000	33,250
Greenbrier Cos., Inc. company guaranty 8 3/8s, 2015		190,000	181,450	220,000	210,100	115,000	109,825
Hawker Beechcraft Acquisition Co., LLC 144A sr. notes
8 7/8s, 2015 (PIK)		285,000	282,150	260,000	257,400	120,000	118,800
Hawker Beechcraft Acquisition Co., LLC 144A sr. notes
8 1/2s, 2015		225,000	225,000	220,000	220,000	100,000	100,000
Hexcel Corp. sr. sub. notes 6 3/4s, 2015		285,000	279,300	270,000	264,600	130,000	127,400
L-3 Communications Corp. company guaranty 7 5/8s, 2012		290,000	296,888	388,000	397,215	181,000	185,299
L-3 Communications Corp. company guaranty 6 1/8s, 2013		205,000	201,413	125,000	122,813	75,000	73,688
L-3 Communications Corp. company guaranty Ser. B,
6 3/8s, 2015		170,000	167,450	355,000	349,675	230,000	226,550
L-3 Communications Corp. sr. sub. notes 5 7/8s, 2015		--	--	95,000	91,675	110,000	106,150
Legrand SA debs. 8 1/2s, 2025 (France)		540,000	628,208	725,000	843,427	450,000	523,507
Manitowoc Co., Inc. (The) sr. notes 7 1/8s, 2013		290,000	287,100	275,000	272,250	125,000	123,750
Milacron Escrow Corp. sec. notes 11 1/2s, 2011		155,000	141,825	175,000	160,125	75,000	68,625
Mueller Water Products, Inc. company guaranty 7 3/8s,
2017		120,000	107,250	115,000	102,781	55,000	49,156
Owens-Brockway Glass Container, Inc. company guaranty
6 3/4s, 2014	EUR	95,000	133,846	100,000	140,890	100,000	140,890
RBS Global, Inc. / Rexnord Corp. company guaranty
9 1/2s, 2014		$625,000	618,750	$560,000	554,400	$265,000	262,350
Ryerson Tull, Inc. 144A sec. notes 12s, 2015		105,000	103,688	90,000	88,875	45,000	44,438
SPX Corp. sr. notes 7 5/8s, 2014		145,000	147,900	125,000	127,500	60,000	61,200
TD Funding Corp. company guaranty 7 3/4s, 2014		355,000	360,325	330,000	334,950	150,000	152,250
Tekni-Plex, Inc. sec. notes 10 7/8s, 2012		195,000	209,138	215,000	230,588	105,000	112,613
Terex Corp. company guaranty 7 3/8s, 2014		190,000	192,375	170,000	172,125	80,000	81,000
Terex Corp. sr. sub. notes 8s, 2017		70,000	70,875	60,000	60,750	30,000	30,375
Titan International, Inc. company guaranty 8s, 2012		365,000	352,225	350,000	337,750	170,000	164,050
United Technologies Corp. sr. unsec. notes 5 3/8s, 2017		--	--	500,000	507,219	440,000	446,353
WCA Waste Corp. company guaranty 9 1/4s, 2014		125,000	127,188	120,000	122,100	55,000	55,963
			7,665,870		9,278,700		5,250,599

Communication Services			0.3%		0.8%		1.1%
American Tower Corp. 144A sr. notes 7s, 2017		175,000	175,875	620,000	623,100	465,000	467,325
Ameritech Capital Funding company guaranty 6 1/4s, 2009		--	--	450,000	462,200	295,000	302,997
AT&T Wireless Services, Inc. sr. notes 8 3/4s, 2031		--	--	253,000	327,884	264,000	342,140
AT&T, Inc. sr. unsec. 6.3s, 2038		--	--	1,415,000	1,444,580	1,230,000	1,255,713
AT&T, Inc. sr. unsec. 4.95s, 2013		--	--	440,000	442,913	380,000	382,515
BCM Ireland Finance, Ltd. 144A FRN 9.575s, 2016
(Cayman Islands)	EUR	90,000	130,086	105,000	151,767	50,000	72,270
Bellsouth Capital Funding unsec. notes 7 7/8s, 2030		$--	--	$680,000	792,183	$535,000	623,262
British Telecommunications PLC sr. unsec. 5.15s, 2013
(United Kingdom)		--	--	715,000	712,069	630,000	627,417
Centennial Cellular Operating Co., LLC company
guaranty 10 1/8s, 2013		100,000	105,000	155,000	162,750	--	--
Centennial Communications Corp. sr. notes 10s, 2013		260,000	270,400	165,000	171,600	115,000	119,600
Cincinnati Bell, Inc. company guaranty 7 1/4s, 2013		300,000	300,750	425,000	426,063	180,000	180,450
Citizens Communications Co. notes 9 1/4s, 2011		340,000	368,050	480,000	519,600	225,000	243,563
Cricket Communications, Inc. company guaranty 9 3/8s,
2014		315,000	295,313	280,000	262,500	130,000	121,875
Digicel Group, Ltd. 144A sr. notes 8 7/8s, 2015
(Bermuda)		205,000	187,575	205,000	187,575	100,000	91,500
Digicel, Ltd. 144A sr. notes 9 1/4s, 2012 (Jamaica)		220,000	224,136	180,000	183,384	100,000	101,880
France Telecom notes 8 1/2s, 2031 (France)		--	--	20,000	25,933	--	--
Hawaiian Telcom Communications, Inc. company guaranty
Ser. B, 9 3/4s, 2013		105,000	104,213	95,000	94,288	45,000	44,663
Inmarsat Finance PLC company guaranty stepped-coupon
zero % (10 3/8s, 11/15/08), 2012 (United Kingdom) (STP)		299,000	290,404	241,000	234,071	111,000	107,809
Intelsat Bermuda, Ltd. company guaranty FRN 8.886s,
2015 (Bermuda)		155,000	155,388	140,000	140,350	60,000	60,150
Intelsat Bermuda, Ltd. sr. unsec. 11 1/4s, 2016
(Bermuda)		510,000	524,025	530,000	544,575	250,000	256,875
Intelsat Intermediate Holding Co., Ltd. company
guaranty stepped-coupon zero % (9 1/4s, 2/1/10), 2015
(Bermuda) (STP)		95,000	77,663	75,000	61,313	30,000	24,525
iPCS, Inc. sec. FRN 7.036s, 2013		105,000	98,963	100,000	94,250	45,000	42,413
Level 3 Financing, Inc. company guaranty 9 1/4s, 2014		305,000	276,025	295,000	266,975	140,000	126,700
Level 3 Financing, Inc. company guaranty 8 3/4s, 2017		150,000	128,625	150,000	128,625	70,000	60,025
MetroPCS Wireless, Inc. company guaranty sr. unsec.
notes 9 1/4s, 2014		395,000	371,300	350,000	329,000	165,000	155,100
Nextel Communications, Inc. sr. notes Ser. E, 6 7/8s,
2013		--	--	135,000	132,991	140,000	137,917
Nextel Communications, Inc. sr. notes Ser. F, 5.95s,
2014		--	--	930,000	874,171	790,000	742,576
Nordic Telephone Co. Holdings ApS 144A sr. notes
8 7/8s, 2016 (Denmark)		210,000	215,250	205,000	210,125	75,000	76,875
PAETEC Holding Corp. 144A sr. notes 9 1/2s, 2015		115,000	112,125	105,000	102,375	50,000	48,750
PanAmSat Corp. company guaranty 9s, 2014		115,000	115,575	105,000	105,525	50,000	50,250
Qwest Communications International, Inc. company
guaranty 7 1/2s, 2014		355,000	354,113	225,000	224,438	105,000	104,738
Qwest Corp. debs. 7 1/4s, 2025		85,000	79,900	115,000	108,100	55,000	51,700
Qwest Corp. notes 8 7/8s, 2012		715,000	765,050	740,000	791,800	345,000	369,150
Rogers Wireless, Inc. sec. notes 6 3/8s, 2014 (Canada)		--	--	385,000	396,611	335,000	345,103
Rural Cellular Corp. FRN sr. sub. notes 8.124s, 2013		150,000	153,000	140,000	142,800	65,000	66,300
Rural Cellular Corp. sr. notes 9 7/8s, 2010		105,000	108,938	60,000	62,250	25,000	25,938
Southwestern Bell Telephone debs. 7s, 2027		--	--	--	--	110,000	112,845
Sprint Capital Corp. company guaranty 6.9s, 2019		--	--	175,000	173,839	115,000	114,237
Sprint Capital Corp. company guaranty 6 7/8s, 2028		--	--	435,000	412,538	475,000	450,472
Syniverse Technologies, Inc. sr. sub. notes Ser. B,
7 3/4s, 2013		65,000	62,725	85,000	82,025	40,000	38,600
Telecom Italia Capital SA company guaranty 7.2s, 2036
(Luxembourg)		--	--	110,000	119,590	105,000	114,154
Telecom Italia Capital SA company guaranty 5 1/4s,
2015 (Luxembourg)		--	--	215,000	209,464	240,000	233,820
Telecom Italia Capital SA company guaranty 5 1/4s,
2013 (Luxembourg)		--	--	140,000	138,366	110,000	108,716
Telecom Italia Capital SA company guaranty 4s, 2010
(Luxembourg)		--	--	5,000	4,901	50,000	49,010
Telefonica Emisones SAU company guaranty 7.045s, 2036
(Spain)		--	--	200,000	225,218	225,000	253,370
Telefonica Emisones SAU company guaranty 6.421s, 2016

(Spain)	--	--	75,000	78,965	75,000	78,965
Telefonica Emisones SAU company guaranty 6.221s, 2017
(Spain)	--	--	310,000	322,088	180,000	187,019
Telefonica Europe BV company guaranty 8 1/4s, 2030
(Netherlands)	--	--	125,000	154,346	120,000	148,172
Telus Corp. notes 8s, 2011 (Canada)	--	--	260,000	281,702	280,000	303,371
Time Warner Telecom, Inc. company guaranty 9 1/4s, 2014	160,000	163,600	175,000	178,938	85,000	86,913
Verizon Communications, Inc. sr. unsec 5.55s, 2016	--	--	1,230,000	1,243,200	780,000	788,371
Verizon Communications, Inc. sr. unsec. bonds 5 1/2s,
2017	--	--	365,000	366,699	315,000	316,466
Verizon New England, Inc. sr. notes 6 1/2s, 2011	--	--	245,000	257,251	365,000	383,252
Verizon New Jersey, Inc. debs. 8s, 2022	--	--	160,000	183,650	165,000	189,389
Verizon Pennsylvania, Inc. debs. 8.35s, 2030	--	--	210,000	251,369	225,000	269,323
Verizon Virginia, Inc. debs. Ser. A, 4 5/8s, 2013	--	--	--	--	95,000	91,496
Vodafone Group PLC unsec. notes 6.15s, 2037 (United
Kingdom)	--	--	570,000	565,480	495,000	491,075
West Corp. company guaranty 11s, 2016	75,000	74,438	70,000	69,475	35,000	34,738
West Corp. company guaranty 9 1/2s, 2014	145,000	142,100	140,000	137,200	65,000	63,700
Windstream Corp. company guaranty 8 5/8s, 2016	550,000	577,500	475,000	498,750	220,000	231,000
Windstream Corp. company guaranty 8 1/8s, 2013	160,000	165,600	160,000	165,600	80,000	82,800
		7,173,705		18,061,388		13,051,338

Conglomerates		--%		--%		0.1%
General Electric Co. sr. unsec. 5 1/4s, 2017	--	--	280,000	279,402	250,000	249,467
Siemens Financieringsmaatschappij 144A notes 5 3/4s,
2016 (Netherlands)	--	--	155,000	158,046	160,000	163,144
Textron, Inc. sr. unsec. 5.6s, 2017	--	--	415,000	413,523	360,000	358,718
		--		850,971		771,329

Consumer Cyclicals		0.5%		0.8%		1.0%
Allison Transmission 144A company guaranty 11s, 2015	70,000	63,700	60,000	54,600	30,000	27,300
American Media, Inc. company guaranty 8 7/8s, 2011	25,000	21,156	30,000	25,388	15,000	12,694
American Media, Inc. company guaranty Ser. B, 10 1/4s,
2009	175,000	150,500	220,000	189,200	115,000	98,900
Aramark Corp. company guaranty 8 1/2s, 2015	275,000	278,438	270,000	273,375	125,000	126,563
ArvinMeritor, Inc. sr. unsec. notes 8 1/8s, 2015	110,000	95,150	120,000	103,800	60,000	51,900
Associated Materials, Inc. company guaranty 9 3/4s,
2012	180,000	183,600	215,000	219,300	110,000	112,200
Autonation, Inc. company guaranty 7s, 2014	30,000	28,425	35,000	33,163	20,000	18,950
Autonation, Inc. company guaranty FRN 7.243s, 2013	50,000	46,125	55,000	50,738	30,000	27,675
Bon-Ton Stores, Inc. (The) company guaranty 10 1/4s,
2014	160,000	120,800	200,000	151,000	100,000	75,500
Boyd Gaming Corp. sr. sub. notes 7 3/4s, 2012	370,000	374,625	350,000	354,375	160,000	162,000
Boyd Gaming Corp. sr. sub. notes 7 1/8s, 2016	160,000	151,200	195,000	184,275	105,000	99,225
CanWest Media, Inc. company guaranty 8s, 2012 (Canada)	391,391	369,375	384,071	362,467	139,145	131,318
Cenveo Corp., sr. sub. notes 7 7/8s, 2013	70,000	62,388	82,000	73,083	43,000	38,324
Claire's Stores, Inc. 144A company guaranty 9 5/8s,
2015 (PIK)	190,000	122,550	170,000	109,650	80,000	51,600
Corrections Corporation of America sr. notes 7 1/2s,
2011	125,000	126,563	160,000	162,000	85,000	86,063
D.R. Horton, Inc. sr. notes 7 7/8s, 2011	--	--	115,000	111,244	130,000	125,754
D.R. Horton, Inc. sr. notes 5 7/8s, 2013	--	--	140,000	121,207	365,000	316,005
DaimlerChrysler NA Holding Corp. company guaranty 8s,
2010	--	--	590,000	629,304	440,000	469,311
DaimlerChrysler NA Holding Corp. company guaranty
7.2s, 2009	--	--	--	--	35,000	36,091
DaimlerChrysler NA Holding Corp. company guaranty
6 1/2s, 2013	--	--	35,000	36,301	50,000	51,859
DaimlerChrysler NA Holding Corp. notes Ser. MTN,
5 3/4s, 2011	--	--	245,000	248,638	445,000	451,608
Dana Corp. notes 5.85s, 2015	225,000	162,000	245,000	176,400	120,000	86,400
Dex Media, Inc. notes 8s, 2013	60,000	56,400	65,000	61,100	30,000	28,200
Ford Motor Co. notes 7.45s, 2031	170,000	126,225	195,000	144,788	95,000	70,538
Ford Motor Credit Co., LLC notes 7 7/8s, 2010	535,000	493,627	550,000	507,467	215,000	198,373
Ford Motor Credit Co., LLC notes 7.8s, 2012	110,000	96,433	--	--	100,000	87,666
Ford Motor Credit Co., LLC unsec. notes 7 3/8s, 2009	85,000	80,006	105,000	98,831	50,000	47,062
Ford Motor Credit Co., LLC notes 6 3/8s, 2008	--	--	215,000	211,708	235,000	231,401
Ford Motor Credit Co., LLC sr. notes 9 7/8s, 2011	1,330,000	1,266,767	1,090,000	1,038,178	445,000	423,843
Ford Motor Credit Co., LLC sr. unsec. 9 3/4s, 2010	145,000	140,029	179,000	172,863	--	--
General Motors Corp. debs. 9.4s, 2021	60,000	53,280	55,000	48,840	25,000	22,200
General Motors Corp. notes 7.2s, 2011	990,000	910,800	975,000	897,000	450,000	414,000
Goodman Global Holding Co., Inc. company guaranty FRN
Ser. B, 7.991s, 2012	280,000	278,600	250,000	248,750	120,000	119,400
Goodyear Tire & Rubber Co. (The) notes 7.857s, 2011	--	--	4,000	4,050	--	--
Goodyear Tire & Rubber Co. (The) sr. notes 9s, 2015	313,000	331,780	276,000	292,560	135,000	143,100
Hanesbrands, Inc. company guaranty FRN Ser. B, 8.204s,
2014	230,000	227,700	220,000	217,800	100,000	99,000
Harley-Davidson Funding Corp. company guaranty 5 1/4s,
2012	--	--	470,000	465,976	420,000	416,404
Host Marriott, LP company guaranty Ser. Q, 6 3/4s,
2016 (R)	110,000	108,350	--	--	--	--
Host Marriott, LP sr. notes Ser. M, 7s, 2012 (R)	320,000	320,000	450,000	450,000	210,000	210,000
Isle of Capri Casinos, Inc. company guaranty 7s, 2014	140,000	114,800	125,000	102,500	60,000	49,200
JC Penney Co., Inc. debs. 7.65s, 2016	--	--	25,000	26,650	25,000	26,650
JC Penney Co., Inc. notes 6 7/8s, 2015	--	--	195,000	200,406	210,000	215,822
JC Penney Co., Inc. sr. notes 6 3/8s, 2036	--	--	162,000	144,765	150,000	134,042
Jostens IH Corp. company guaranty 7 5/8s, 2012	160,000	160,800	220,000	221,100	105,000	105,525
K. Hovnanian Enterprises, Inc. sr. notes 8 5/8s, 2017	30,000	21,900	25,000	18,250	10,000	7,300
Lamar Media Corp. company guaranty 7 1/4s, 2013	185,000	185,000	260,000	260,000	120,000	120,000
Lamar Media Corp. 144A sr. sub. notes 6 5/8s, 2015	115,000	111,838	50,000	48,625	25,000	24,313
Lear Corp. company guaranty 8 3/4s, 2016	150,000	136,500	135,000	122,850	65,000	59,150
Lear Corp. company guaranty 8 1/2s, 2013	320,000	297,600	285,000	265,050	130,000	120,900
Levi Strauss & Co. sr. notes 9 3/4s, 2015	290,000	289,275	275,000	274,313	125,000	124,688
Levi Strauss & Co. sr. notes 8 7/8s, 2016	115,000	111,263	145,000	140,288	75,000	72,563
Marriott International, Inc. notes 6 3/8s, 2017	--	--	210,000	214,294	218,000	222,457
Marriott International, Inc. sr. unsec. Ser. J,
5 5/8s, 2013	--	--	45,000	44,874	45,000	44,874
Mashantucket Western Pequot Tribe 144A bonds 8 1/2s,
2015	355,000	356,775	315,000	316,575	150,000	150,750
Meritage Homes Corp. company guaranty 6 1/4s, 2015	275,000	188,375	285,000	195,225	130,000	89,050
Meritage Homes Corp. sr. notes 7s, 2014	30,000	21,450	15,000	10,725	5,000	3,575
MGM Mirage, Inc. company guaranty 8 1/2s, 2010	85,000	88,188	95,000	98,563	50,000	51,875
MGM Mirage, Inc. sr. notes 6 3/4s, 2012	315,000	306,731	436,000	424,555	216,000	210,330
Michaels Stores, Inc. company guaranty 11 3/8s, 2016	255,000	233,963	250,000	229,375	115,000	105,513
Michaels Stores, Inc. company guaranty 10s, 2014	30,000	28,500	5,000	4,750	5,000	4,750
Mohegan Tribal Gaming Authority sr. sub. notes 6 3/8s,
2009	90,000	90,000	130,000	130,000	59,000	59,000
Neiman-Marcus Group, Inc. company guaranty 9s, 2015	465,000	479,531	505,000	520,781	250,000	257,813
NTK Holdings, Inc. sr. disc. notes zero %, 2014	210,000	122,850	230,000	134,550	110,000	64,350
Office Depot, Inc. notes 6 1/4s, 2013	--	--	119,000	124,230	128,000	133,625
Omnicom Group, Inc. sr. notes 5.9s, 2016	--	--	140,000	141,998	150,000	152,141
Park Place Entertainment Corp. sr. notes 7s, 2013	265,000	303,176	260,000	297,456	120,000	137,287
Pinnacle Entertainment, Inc. sr. sub. notes 8 1/4s,
2012	250,000	252,500	240,000	242,400	110,000	111,100
Pinnacle Entertainment, Inc. 144A sr. sub. notes
7 1/2s, 2015	240,000	217,800	225,000	204,188	105,000	95,288
Quebecor Media notes 7 3/4s, 2016 (Canada)	65,000	62,400	60,000	57,600	25,000	24,000
Reader's Digest Association, Inc. (The) 144A sr. sub.
notes 9s, 2017	205,000	171,688	200,000	167,500	90,000	75,375
Scientific Games Corp. company guaranty 6 1/4s, 2012	165,000	157,575	235,000	224,425	110,000	105,050
Sealy Mattress Co. sr. sub. notes 8 1/4s, 2014	50,000	47,750	70,000	66,850	30,000	28,650
Standard Pacific Corp. sr. notes 6 1/2s, 2008	240,000	212,400	230,000	203,550	115,000	101,775
Standard Pacific Corp. sr. unsec. unsub. notes 5 1/8s,
2009	70,000	55,300	45,000	35,550	15,000	11,850
Starwood Hotels & Resorts Worldwide, Inc. sr. unsec
6 1/4s, 2013	--	--	285,000	285,173	320,000	320,194
Station Casinos, Inc. sr. notes 6s, 2012	305,000	271,450	405,000	360,450	190,000	169,100
Target Corp. bonds 6 1/2s, 2037	--	--	375,000	376,913	395,000	397,015
Tenneco Automotive, Inc. company guaranty 8 5/8s, 2014	145,000	142,463	130,000	127,725	60,000	58,950
Tenneco Automotive, Inc. sec. notes Ser. B, 10 1/4s,
2013	15,000	15,975	15,000	15,975	8,000	8,520
Tenneco Automotive, Inc. 144A sr. unsec. notes 8 1/8s,
2015	60,000	59,400	55,000	54,450	25,000	24,750
Texas Industries, Inc. sr. unsec. notes 7 1/4s, 2013	275,000	269,500	255,000	249,900	120,000	117,600
THL Buildco, Inc. (Nortek Holdings, Inc.) sr. sub.
notes 8 1/2s, 2014	525,000	420,000	435,000	348,000	190,000	152,000
Tropicana Entertainment, LLC sr. sub. notes 9 5/8s,
2014	415,000	263,525	425,000	269,875	210,000	133,350
Trump Entertainment Resorts, Inc. sec. notes 8 1/2s,
2015	500,000	380,625	550,000	418,688	255,000	194,119
UCI Holdco, Inc. 144A sr. notes FRN 12.491s, 2013 (PIK)	265,191	250,606	265,191	250,606	124,131	117,304
United Auto Group, Inc. company guaranty 7 3/4s, 2016	195,000	182,325	200,000	187,000	100,000	93,500
Vertis, Inc. company guaranty Ser. B, 10 7/8s, 2009	550,000	338,250	565,000	347,475	265,000	162,975
Vertis, Inc. 144A sub. notes 13 1/2s, 2009	60,000	17,850	35,000	10,413	15,000	4,463
VF Corp. sr. unsec. 5.95s, 2017	--	--	270,000	270,027	230,000	230,023
Vulcan Materials Co. sr. unsub. 5.6s, 2012	--	--	330,000	331,852	295,000	296,656
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp. 1st
mtge. 6 5/8s, 2014	365,000	358,613	380,000	373,350	175,000	171,938
Yankee Acquisition Corp. company guaranty Ser. B,
8 1/2s, 2015	185,000	170,431	170,000	156,613	80,000	73,700
		14,813,533		18,878,715		11,195,215

Consumer Staples		0.4%		1.1%		1.5%
Adelphia Communications Corp. escrow bonds zero %, 2010	200,000	20,250	270,000	27,338	125,000	12,656
Affinion Group, Inc. company guaranty 11 1/2s, 2015	175,000	171,719	175,000	171,719	85,000	83,406
Affinion Group, Inc. company guaranty 10 1/8s, 2013	315,000	318,544	300,000	303,375	135,000	136,519
Affinity Group, Inc. sr. sub. notes 9s, 2012	175,000	166,250	250,000	237,500	115,000	109,250
AMC Entertainment, Inc. company guaranty 11s, 2016	205,000	215,763	275,000	289,438	119,000	125,248
AMC Entertainment, Inc. sr. sub. notes 8s, 2014	115,000	108,100	115,000	108,100	54,000	50,760
Avis Budget Car Rental, LLC company guaranty 7 3/4s,
2016	120,000	112,800	145,000	136,300	75,000	70,500
Avis Budget Car Rental, LLC company guaranty 7 5/8s,
2014	95,000	90,725	105,000	100,275	55,000	52,525
Buffets, Inc. company guaranty 12 1/2s, 2014	75,000	28,500	75,000	28,500	35,000	13,300

Campbell Soup Co. debs. 8 7/8s, 2021	--	--	300,000	397,080	255,000	337,518
CCH I Holdings, LLC company guaranty 12 1/8s, 2015	25,000	16,188	15,000	9,713	5,000	3,238
CCH I, LLC/Capital Corp. sec. notes 11s, 2015	595,000	484,925	660,000	537,900	124,000	101,060
CCH II, LLC sr. unsec. notes 10 1/4s, 2010	275,000	269,500	265,000	259,700	210,000	205,800
CCH II, LLC sr. unsec. notes Ser. B, 10 1/4s, 2010	670,000	653,250	615,000	599,625	380,000	370,500
Chiquita Brands International, Inc. sr. notes 8 7/8s,
2015	25,000	22,625	30,000	27,150	15,000	13,575
Chiquita Brands International, Inc. sr. notes 7 1/2s,
2014	150,000	131,625	170,000	149,175	85,000	74,588
Church & Dwight Co., Inc. company guaranty 6s, 2012	130,000	127,075	180,000	175,950	85,000	83,088
Cinemark, Inc. sr. disc. notes stepped-coupon zero %
(9 3/4s, 3/15/09), 2014 (STP)	405,000	377,156	380,000	353,875	175,000	162,969
ConAgra Foods, Inc. unsec. notes 7 7/8s, 2010	--	--	990,000	1,062,618	860,000	923,083
Cox Communications, Inc. notes 7 1/8s, 2012	--	--	310,000	330,606	390,000	415,924
Cox Communications, Inc. 144A notes 5 7/8s, 2016	--	--	355,000	352,272	335,000	332,426
Cox Enterprises, Inc. 144A notes 7 7/8s, 2010	--	--	225,000	241,504	110,000	118,069
CSC Holdings, Inc. debs. Ser. B, 8 1/8s, 2009	405,000	412,088	570,000	579,975	265,000	269,638
CSC Holdings, Inc. sr. notes 6 3/4s, 2012	130,000	124,313	50,000	47,813	20,000	19,125
CSC Holdings, Inc. sr. notes Ser. B, 7 5/8s, 2011	125,000	124,688	50,000	49,875	20,000	19,950
CVS Caremark Corp. sr. unsec. FRN 6.302s, 2037	--	--	760,000	734,572	715,000	691,078
CVS Caremark Corp. 144A pass-through certificates
6.117s, 2013	--	--	332,647	336,941	297,006	300,841
Dean Foods Co. company guaranty 7s, 2016	200,000	178,000	180,000	160,200	85,000	75,650
Del Monte Corp. company guaranty 6 3/4s, 2015	230,000	217,350	320,000	302,400	150,000	141,750
Del Monte Corp. sr. sub. notes 8 5/8s, 2012	35,000	35,263	45,000	45,338	20,000	20,150
Delhaize Group sr. unsub. 6 1/2s, 2017 (Belgium)	--	--	200,000	204,605	170,000	173,915
Diageo Capital PLC company guaranty 5 3/4s, 2017
(United Kingdom)	--	--	435,000	437,470	390,000	392,215
Diageo Capital PLC company guaranty 5.2s, 2013 (United
Kingdom)	--	--	190,000	190,867	165,000	165,753
Diageo PLC company guaranty 8s, 2022	--	--	165,000	196,811	135,000	161,027
DirecTV Holdings, LLC company guaranty 6 3/8s, 2015	555,000	532,800	495,000	475,200	235,000	225,600
Dole Food Co. sr. notes 8 5/8s, 2009	98,000	94,570	197,000	190,105	88,000	84,920
Echostar DBS Corp. company guaranty 7s, 2013	150,000	151,500	165,000	166,650	85,000	85,850
Echostar DBS Corp. company guaranty 6 5/8s, 2014	55,000	54,725	10,000	9,950	--	--
Echostar DBS Corp. sr. notes 6 3/8s, 2011	650,000	642,200	655,000	647,140	295,000	291,460
Elizabeth Arden, Inc. company guaranty 7 3/4s, 2014	210,000	205,800	275,000	269,500	130,000	127,400
Estee Lauder Cos., Inc. (The) sr. unsec. 6s, 2037	--	--	360,000	354,594	310,000	305,344
Estee Lauder Cos., Inc. (The) sr. unsec. 5.55s, 2017	--	--	95,000	95,475	80,000	80,400
General Mills, Inc. sr. unsub. 5.65s, 2012	--	--	290,000	294,732	325,000	330,303
Hertz Corp. company guaranty 8 7/8s, 2014	335,000	339,606	360,000	364,950	180,000	182,475
Idearc, Inc. company guaranty 8s, 2016	800,000	734,000	710,000	651,425	335,000	307,363
Insight Midwest, LP/Insight Capital, Inc. sr. notes
9 3/4s, 2009	--	--	--	--	52,000	52,000
Ion Media Networks, Inc. 144A sr. sec. notes 11.493s,
2013	70,000	68,863	90,000	88,538	45,000	44,269
Ion Media Networks, Inc. 144A sr. sec. notes 8.493s,
2012	90,000	87,638	110,000	107,113	60,000	58,425
Jarden Corp. company guaranty 7 1/2s, 2017	200,000	172,000	200,000	172,000	90,000	77,400
Kellogg Co. sr. unsub. 5 1/8s, 2012	--	--	65,000	65,661	55,000	55,559
Kroger Co. company guaranty 6 3/4s, 2012	--	--	--	--	150,000	159,218
Kroger Co. company guaranty 6.4s, 2017	--	--	215,000	224,871	100,000	104,591
Liberty Media Corp. debs. 8 1/4s, 2030	195,000	187,130	245,000	235,112	120,000	115,157
McDonald's Corp. sr. unsec. 6.3s, 2037	--	--	205,000	212,593	210,000	217,778
McDonald's Corp. sr. unsec. 5.8s, 2017	--	--	105,000	108,742	110,000	113,920
News America Holdings, Inc. company guaranty 7 3/4s,
2024	--	--	350,000	393,649	300,000	337,414
News America Holdings, Inc. debs. 7 3/4s, 2045	--	--	620,000	672,429	505,000	547,704
Nielsen Finance, LLC/Nielsen Finance Co. company
guaranty 10s, 2014	195,000	199,388	190,000	194,275	90,000	92,025
Nielsen Finance, LLC/Nielsen Finance Co. company
guaranty stepped-coupon zero % (12 1/2s, 8/1/11), 2016
(STP)	275,000	193,188	220,000	154,550	105,000	73,763
NTL Cable PLC sr. notes 9 1/8s, 2016 (United Kingdom)	--	--	100,000	99,000	--	--
OSI Restaurant Partners, Inc. 144A sr. notes 10s, 2015	115,000	83,950	110,000	80,300	50,000	36,500
PepsiCo, Inc. sr. unsec. 4.65s, 2013	--	--	320,000	323,593	280,000	283,144
Pilgrim's Pride Corp. sr. unsec. 7 5/8s, 2015	38,000	37,525	40,000	39,500	17,000	16,788
Pinnacle Foods Finance, LLC 144A sr. notes 9 1/4s, 2015	125,000	114,063	115,000	104,938	55,000	50,188
Pinnacle Foods Finance, LLC 144A sr. sub. notes
10 5/8s, 2017	130,000	111,800	125,000	107,500	60,000	51,600
Prestige Brands, Inc. sr. sub. notes 9 1/4s, 2012	150,000	149,625	210,000	209,475	100,000	99,750
R.H. Donnelley Corp. sr. disc. notes Ser. A-1, 6 7/8s,
2013	55,000	49,225	65,000	58,175	35,000	31,325
R.H. Donnelley Corp. sr. disc. notes Ser. A-2, 6 7/8s,
2013	95,000	85,025	115,000	102,925	60,000	53,700
R.H. Donnelley Corp. sr. notes 8 7/8s, 2017	400,000	370,000	290,000	268,250	120,000	111,000
Rainbow National Services, LLC 144A sr. notes 8 3/4s,
2012	280,000	288,050	270,000	277,763	130,000	133,738
Rental Services Corp. company guaranty 9 1/2s, 2014	240,000	214,800	230,000	205,850	105,000	93,975
Reynolds American, Inc. company guaranty 7 1/4s, 2013	260,000	275,011	285,000	301,454	140,000	148,083
Rite Aid Corp. company guaranty 9 3/8s, 2015	255,000	211,650	235,000	195,050	110,000	91,300
Rite Aid Corp. sec. notes 7 1/2s, 2017	245,000	215,906	225,000	198,281	105,000	92,531
Sinclair Broadcast Group, Inc. company guaranty 8s,
2012	97,000	98,819	86,000	87,613	40,000	40,750
Sirius Satellite Radio, Inc. sr. unsec. notes 9 5/8s,
2013	140,000	132,300	180,000	170,100	90,000	85,050
Spectrum Brands, Inc. company guaranty 11 1/2s, 2013
(PIK)	140,000	126,000	145,000	130,500	65,000	58,500
Spectrum Brands, Inc. company guaranty 7 3/8s, 2015	260,000	192,400	300,000	222,000	150,000	111,000
Supervalu, Inc. sr. notes 7 1/2s, 2014	215,000	220,375	210,000	215,250	95,000	97,375
TCI Communications, Inc. company guaranty 7 7/8s, 2026	--	--	1,140,000	1,288,260	830,000	937,944
TCI Communications, Inc. debs. 9.8s, 2012	--	--	65,000	75,078	50,000	57,752
TCI Communications, Inc. debs. 7 7/8s, 2013	--	--	530,000	580,828	660,000	723,295
Tesco PLC 144A notes 6.15s, 2037 (United Kingdom)	--	--	630,000	615,472	550,000	537,316
Time Warner, Inc. debs. 9.15s, 2023	--	--	25,000	30,587	105,000	128,464
Time Warner, Inc. debs. 9 1/8s, 2013	--	--	705,000	800,935	555,000	630,523
Time Warner Cable, Inc. company guaranty 6.55s, 2037	--	--	505,000	515,451	390,000	398,071
Time Warner Cable, Inc. company guaranty 5.85s, 2017	--	--	270,000	270,666	215,000	215,531
Time Warner Entertainment Co., LP debs. 8 3/8s, 2023	--	--	--	--	25,000	29,447
United Rentals NA, Inc. company guaranty 6 1/2s, 2012	125,000	113,438	119,000	107,993	17,000	15,428
United Rentals NA, Inc. sr. sub. notes 7s, 2014	375,000	314,063	365,000	305,688	140,000	117,250
Universal City Florida Holding Co. sr. notes 8 3/8s,
2010	140,000	140,700	200,000	201,000	95,000	95,475
Univision Communications, Inc. 144A sr. notes 9 3/4s,
2015 (PIK)	165,000	150,356	150,000	136,688	75,000	68,344
Viacom, Inc. sr. notes 5 3/4s, 2011	--	--	130,000	131,635	140,000	141,761
Walt Disney Co. (The) sr. unsec. 4.7s, 2012	--	--	680,000	679,978	590,000	589,981
Young Broadcasting, Inc. company guaranty 10s, 2011	180,000	140,625	170,000	132,813	79,000	61,719
Yum! Brands, Inc. sr. unsec. 6 7/8s, 2037	--	--	285,000	283,679	250,000	248,841
Yum! Brands, Inc. sr. unsec. 6 1/4s, 2018	--	--	245,000	248,121	210,000	212,675
		11,905,811		25,138,223		17,193,546

Energy		0.3%		0.6%		0.7%
Anadarko Petroleum Corp. sr. notes 6.45s, 2036	--	--	122,000	124,970	105,000	107,556
Anadarko Petroleum Corp. sr. notes 5.95s, 2016	--	--	85,000	86,220	93,000	94,335
Arch Western Finance, LLC sr. notes 6 3/4s, 2013	455,000	441,350	515,000	499,550	255,000	247,350
Chaparral Energy, Inc. 144A sr. notes 8 7/8s, 2017	290,000	261,725	275,000	248,188	125,000	112,813
Chesapeake Energy Corp. company guaranty 7 3/4s, 2015	383,000	390,660	--	--	--	--
Chesapeake Energy Corp. company guaranty 6 1/2s, 2017	95,000	91,675	--	--	--	--
Chesapeake Energy Corp. sr. notes 7 1/2s, 2013	--	--	515,000	526,588	250,000	255,625
Chesapeake Energy Corp. sr. notes 7s, 2014	--	--	200,000	201,000	--	--
Chesapeake Energy Corp. sr. unsec. notes 7 5/8s, 2013	--	--	225,000	232,313	230,000	237,475
Complete Production Services, Inc. company guaranty
8s, 2016	290,000	280,575	300,000	290,250	150,000	145,125
Compton Petroleum Corp. company guaranty 7 5/8s, 2013
(Canada)	305,000	283,650	345,000	320,850	170,000	158,100
Comstock Resources, Inc. sr. notes 6 7/8s, 2012	125,000	117,813	175,000	164,938	80,000	75,400
Connacher Oil and Gas, Ltd. 144A sec. notes 10 1/4s,
2015 (Canada)	190,000	189,763	170,000	169,788	80,000	79,900
Denbury Resources, Inc. sr. sub. notes 7 1/2s, 2015	230,000	232,300	220,000	222,200	105,000	106,050
Dresser-Rand Group, Inc. company guaranty 7 3/8s, 2014	105,000	104,738	95,000	94,763	45,000	44,888
Encore Acquisition Co. sr. sub. notes 6s, 2015	290,000	261,000	402,000	361,800	184,000	165,600
Enterprise Products Operating, LP company guaranty FRB
7.034s, 2068	--	--	270,000	244,740	125,000	113,306
Enterprise Products Operating, LP company guaranty FRB
8 3/8s, 2066	--	--	460,000	470,967	485,000	496,563
EOG Resources, Inc. sr. unsec 5 7/8s, 2017	--	--	235,000	240,929	205,000	210,172
EXCO Resources, Inc. company guaranty 7 1/4s, 2011	125,000	120,313	110,000	105,875	55,000	52,938
Forest Oil Corp. sr. notes 8s, 2011	230,000	239,200	340,000	353,600	220,000	228,800
Harvest Operations Corp. sr. notes 7 7/8s, 2011
(Canada)	165,000	155,513	205,000	193,213	110,000	103,675
Helix Energy Solutions Group, Inc. 144A sr. unsec.
notes 9 1/2s, 2016	360,000	366,300	310,000	315,425	150,000	152,625
Hess Corp. bonds 7 7/8s, 2029	--	--	240,000	284,068	270,000	319,576
Hilcorp Energy I, LP/Hilcorp Finance Co. 144A sr.
notes 9s, 2016	70,000	72,450	80,000	82,800	40,000	41,400
Hornbeck Offshore Services, Inc. sr. notes Ser. B,
6 1/8s, 2014	85,000	80,750	75,000	71,250	35,000	33,250
Inergy LP/Inergy Finance Corp. sr. notes 6 7/8s, 2014	285,000	277,163	380,000	369,550	190,000	184,775
Kerr-McGee Corp. sec. notes 6.95s, 2024	180,000	192,276	230,000	245,686	110,000	117,502
Key Energy Services, Inc. 144A sr. notes 8 3/8s, 2014	170,000	173,825	145,000	148,263	70,000	71,575
Massey Energy Co. sr. notes 6 5/8s, 2010	305,000	298,138	275,000	268,813	130,000	127,075
Motiva Enterprises, LLC 144A sr. notes 5.2s, 2012	--	--	80,000	82,792	70,000	72,443
Newfield Exploration Co. sr. sub. notes 6 5/8s, 2016	5,000	4,881	145,000	141,556	155,000	151,319
Newfield Exploration Co. sr. sub. notes 6 5/8s, 2014	245,000	242,550	230,000	227,700	105,000	103,950
Nexen, Inc. bonds 6.4s, 2037 (Canada)	--	--	225,000	224,622	200,000	199,664
Offshore Logistics, Inc. company guaranty 6 1/8s, 2013	180,000	172,800	245,000	235,200	115,000	110,400
OPTI Canada, Inc. 144A company guaranty 8 1/4s, 2014
(Canada)	220,000	217,800	215,000	212,850	100,000	99,000
Oslo Seismic Services, Inc. 1st mtge. 8.28s, 2011	41,896	44,026	60,939	64,037	43,800	46,027
Peabody Energy Corp. company guaranty 7 3/8s, 2016	385,000	394,625	515,000	527,875	245,000	251,125
Peabody Energy Corp. sr. notes 5 7/8s, 2016	--	--	270,000	253,800	225,000	211,500
PetroHawk Energy Corp. company guaranty 9 1/8s, 2013	400,000	421,000	455,000	478,888	230,000	242,075
Petroplus Finance, Ltd. company guaranty 6 3/4s, 2014

(Bermuda)	270,000	251,438	260,000	242,125	75,000	69,844
Plains Exploration & Production Co. company guaranty
7 3/4s, 2015	70,000	70,000	50,000	50,000	30,000	30,000
Plains Exploration & Production Co. company guaranty
7s, 2017	245,000	234,281	230,000	219,938	105,000	100,406
Premcor Refining Group, Inc. sr. notes 7 1/2s, 2015	--	--	290,000	300,344	260,000	269,274
Pride International, Inc. sr. notes 7 3/8s, 2014	195,000	200,363	275,000	282,563	130,000	133,575
Quicksilver Resources, Inc. company guaranty 7 1/8s,
2016	105,000	103,163	130,000	127,725	70,000	68,775
Sabine Pass LNG, LP sec. notes 7 1/2s, 2016	465,000	444,075	455,000	434,525	250,000	238,750
Stallion Oilfield Services/Stallion Oilfield Finance
Corp. 144A sr. unsec. notes 9 3/4s, 2015	240,000	220,800	240,000	220,800	115,000	105,800
Sunoco, Inc. notes 4 7/8s, 2014	--	--	130,000	125,769	110,000	106,420
Targa Resources, Inc. 144A company guaranty 8 1/2s,
2013	155,000	149,575	165,000	159,225	85,000	82,025
Tesoro Corp. company guaranty 6 1/2s, 2017	--	--	360,000	356,400	305,000	301,950
Valero Energy Corp. sr. notes 6 1/8s, 2017	--	--	130,000	132,114	150,000	152,440
Valero Energy Corp. sr. unsec. notes 7 1/2s, 2032	--	--	275,000	302,222	235,000	258,262
Weatherford International, Inc. 144A company guaranty
6.8s, 2037	--	--	110,000	114,448	90,000	93,639
Weatherford International, Inc. 144A company guaranty
6.35s, 2017	--	--	130,000	134,375	100,000	103,366
Weatherford International, Ltd. company guaranty
6 1/2s, 2036	--	--	205,000	204,722	205,000	204,722
Weatherford International, Ltd. sr. notes 5 1/2s, 2016	--	--	95,000	93,591	105,000	103,443
Whiting Petroleum Corp. company guaranty 7s, 2014	120,000	118,800	150,000	148,500	75,000	74,250
		7,921,354		13,037,303		8,067,893

Financial		0.2%		1.8%		3.1%
AGFC Capital Trust I company guaranty 6s, 2067	--	--	180,000	164,308	185,000	168,872
American Express Bank FSB notes Ser. BKN1, 5.55s, 2012	--	--	905,000	920,892	780,000	793,697
American Express Co. sr. unsec. notes 6.15s, 2017	--	--	220,000	225,780	265,000	271,963
American International Group, Inc. jr. sub. bond
6 1/4s, 2037	--	--	705,000	630,303	600,000	536,428
Ameriprise Financial, Inc. jr. sub. FRN 7.518s, 2066	--	--	405,000	403,318	450,000	448,131
Amvescap PLC company guaranty 5 5/8s, 2012	--	--	180,000	174,511	155,000	150,273
Bank of New York Mellon Corp. (The) sr. unsec. 4.95s,
2012	--	--	230,000	229,997	205,000	204,998
Barclays Bank PLC FRB 6.278s, 2049 (United Kingdom)	--	--	250,000	212,138	240,000	203,652
Bear Stearns Cos., Inc. (The) notes Ser. MTN, 6.95s,
2012	--	--	620,000	637,484	535,000	550,087
Bear Stearns Cos., Inc. (The) sr. notes 6.4s, 2017	--	--	580,000	561,322	500,000	483,898
Block Financial Corp. notes 5 1/8s, 2014	--	--	155,000	132,828	155,000	132,828
Bosphorus Financial Services, Ltd. 144A sec. sr. notes
FRN 6.669s, 2012 (Cayman Islands)	200,000	198,046	529,000	523,832	602,000	596,118
Brandywine Operating Partnership, LP sr. unsec. 5.7s,
2017 (R)	--	--	290,000	268,644	250,000	231,589
Camden Property Trust notes 5.7s, 2017 (R)	--	--	270,000	250,886	235,000	218,363
Capital One Capital III company guaranty 7.686s, 2036	--	--	375,000	304,936	375,000	304,936
Chubb Corp. (The) sr. notes 6s, 2037	--	--	5,000	4,758	85,000	80,889
CIT Group, Inc. jr. sub. FRN 6.1s, 2067	--	--	1,120,000	813,231	965,000	700,686
CIT Group, Inc. sr. notes 5.4s, 2013	--	--	60,000	54,511	50,000	45,426
CIT Group, Inc. sr. notes 5s, 2014	--	--	435,000	382,950	410,000	360,941
Citigroup, Inc. sub. notes 5s, 2014	--	--	1,501,000	1,430,219	1,315,000	1,252,990
CNA Financial Corp. unsec. notes 6 1/2s, 2016	--	--	165,000	168,403	175,000	178,610
CNA Financial Corp. unsec. notes 6s, 2011	--	--	165,000	169,090	170,000	174,214
Colonial Properties Trust notes 6 1/4s, 2014 (R)	--	--	170,000	166,945	185,000	181,676
Countrywide Capital III company guaranty Ser. B,
8.05s, 2027	--	--	230,000	139,150	180,000	108,900
Credit Suisse Guernsey, Ltd. jr. sub. FRN 5.86s, 2049
(Guernsey)	--	--	490,000	438,647	420,000	375,983
Deutsche Bank Capital Funding Trust VII 144A FRB
5.628s, 2049	--	--	235,000	213,640	260,000	236,367
Developers Diversified Realty Corp. unsec. notes
5 3/8s, 2012 (R)	--	--	85,000	82,638	85,000	82,638
Dresdner Funding Trust I 144A bonds 8.151s, 2031	--	--	485,000	494,665	415,000	423,270
Duke Realty, LP sr. unsec 6 1/2s, 2018	--	--	170,000	170,964	145,000	145,822
E*Trade Financial Corp. sr. unsec. 7 3/8s, 2013	125,000	96,250	10,000	7,700	5,000	3,850
E*Trade Financial Corp. sr. unsec. notes 8s, 2011	80,000	69,400	110,000	95,425	50,000	43,375
Equity One, Inc. notes 5 3/8s, 2015 (R)	--	--	190,000	179,908	195,000	184,642
Erac USA Finance Co. 144A company guaranty 6 3/8s,
2017 (R)	--	--	410,000	396,106	355,000	342,970
ERP Operating, LP notes 5 3/4s, 2017	--	--	295,000	280,915	250,000	238,064
Finova Group, Inc. notes 7 1/2s, 2009	191,998	31,200	271,197	44,069	127,198	20,670
Fleet Capital Trust V bank guaranty FRN 5.966s, 2028	--	--	225,000	219,187	220,000	214,317
Fund American Cos., Inc. notes 5 7/8s, 2013	--	--	300,000	306,149	275,000	280,637
GATX Financial Corp. notes 5.8s, 2016	--	--	120,000	112,663	130,000	122,052
General Electric Capital Corp. sr. unsec 5 5/8s, 2017	--	--	1,035,000	1,061,885	965,000	990,067
General Electric Capital Corp. sub. notes FRN 6 3/8s,
2067	--	--	720,000	743,387	555,000	573,028
GMAC, LLC bonds 8s, 2031	--	--	235,000	197,136	320,000	268,440
GMAC, LLC notes 7 3/4s, 2010	140,000	130,595	180,000	167,908	95,000	88,618
GMAC, LLC notes 7s, 2012	70,000	59,188	305,000	257,889	355,000	300,166
GMAC, LLC notes 6 7/8s, 2012	370,000	310,047	470,000	393,843	240,000	201,111
GMAC, LLC notes 6 7/8s, 2011	475,000	406,360	605,000	517,574	295,000	252,371
GMAC, LLC notes 6 3/4s, 2014	410,000	330,685	464,000	374,239	241,000	194,378
GMAC, LLC FRN 7.324s, 2014	1,180,000	946,760	706,000	566,451	224,000	179,724
GMAC, LLC unsub. notes 6 5/8s, 2012	205,000	171,793	145,000	121,512	70,000	58,661
GMAC, LLC unsub. notes FRN 6.119s, 2009	--	--	925,000	861,531	615,000	572,802
GMAC, LLC sr. unsub. notes 5.85s, 2009	220,000	210,394	240,000	229,521	130,000	124,324
Goldman Sachs Group, Inc (The) sub. notes 6 3/4s, 2037	--	--	1,115,000	1,104,223	995,000	985,383
Goldman Sachs Group, Inc. (The) sr. notes 5.45s, 2012	--	--	600,000	617,138	520,000	534,853
HCP, Inc. sr. unsec. Ser. MTN, 6.7s, 2018 (R)	--	--	375,000	367,583	325,000	318,572
Health Care REIT, Inc. sr. notes 6s, 2013 (R)	--	--	85,000	83,564	90,000	88,479
Highwood Properties, Inc. sr. unsec. bonds 5.85s, 2017
(R)	--	--	340,000	319,905	290,000	272,860
Hospitality Properties Trust notes 6 3/4s, 2013 (R)	--	--	175,000	180,108	175,000	180,108
Hospitality Properties Trust sr. unsec. 6.7s, 2018 (R)	--	--	325,000	320,972	250,000	246,902
HRPT Properties Trust bonds 5 3/4s, 2014 (R)	--	--	115,000	110,156	105,000	100,578
HRPT Properties Trust notes 6 1/4s, 2016 (R)	--	--	105,000	99,814	95,000	90,308
HSBC Finance Capital Trust IX FRN 5.911s, 2035	--	--	700,000	647,696	800,000	740,224
HSBC Holdings PLC sub. notes 6 1/2s, 2037 (United
Kingdom)	--	--	1,805,000	1,749,458	1,375,000	1,332,690
HUB International Holdings, Inc. 144A sr. notes 9s,
2014	50,000	44,625	50,000	44,625	25,000	22,313
HUB International Holdings, Inc. 144A sr. sub. notes
10 1/4s, 2015	70,000	59,500	70,000	59,500	30,000	25,500
ILFC E-Capital Trust II 144A FRB 6 1/4s, 2065	--	--	615,000	571,706	670,000	622,834
iStar Financial, Inc. sr. unsec. notes 5 7/8s, 2016 (R)	--	--	345,000	281,632	380,000	310,203
JPMorgan Chase & Co. sr. notes 6s, 2018	--	--	330,000	335,737	330,000	335,737
JPMorgan Chase Bank NA sub. notes 6s, 2017	--	--	330,000	335,617	280,000	284,766
JPMorgan Chase Capital XVIII bonds Ser. R, 6.95s, 2036	--	--	343,000	325,799	300,000	284,956
JPMorgan Chase Capital XXV bonds 6.8s, 2037	--	--	330,000	317,285	285,000	274,019
Kimco Realty Corp. sr. sub. notes 5.7s, 2017 (R)	--	--	205,000	191,335	175,000	163,335
Lehman Brothers Holdings, Inc. sr. unsec. notes Ser.
I, 6.2s, 2014	--	--	565,000	575,434	485,000	493,957
Lehman Brothers Holdings, Inc. sub. notes 6 3/4s, 2017	--	--	1,195,000	1,231,685	1,045,000	1,077,080
Lehman Brothers Holdings, Inc. sub. notes 5 3/4s, 2017	--	--	140,000	134,490	160,000	153,703
Leucadia National Corp. sr. unsec. notes 8 1/8s, 2015	115,000	115,000	95,000	95,000	45,000	45,000
Leucadia National Corp. sr. unsec. notes 7 1/8s, 2017	195,000	180,375	185,000	171,125	85,000	78,625
Liberty Mutual Insurance 144A notes 7.697s, 2097	--	--	490,000	459,311	510,000	478,059
Lincoln National Corp. FRB 7s, 2066	--	--	190,000	190,764	210,000	210,845
Lincoln National Corp. sr. unsec. 6.3s, 2037	--	--	280,000	268,543	195,000	187,021
Loews Corp. notes 5 1/4s, 2016	--	--	95,000	94,805	100,000	99,794
MetLife Capital Trust IV jr. sub. debs. 7 7/8s, 2067	--	--	2,300,000	2,343,410	2,000,000	2,037,748
Nationwide Financial Services, Inc. notes 5 5/8s, 2015	--	--	125,000	128,200	425,000	435,879
Nationwide Health Properties, Inc. notes 6 1/2s, 2011
(R)	--	--	145,000	151,425	150,000	156,647
Nationwide Health Properties, Inc. unsec. notes
6 1/4s, 2013 (R)	--	--	520,000	537,120	425,000	438,993
Nationwide Mutual Insurance Co. 144A notes 8 1/4s, 2031	--	--	210,000	264,215	--	--
Nuveen Investments, Inc. sr. notes 5 1/2s, 2015	--	--	110,000	75,900	110,000	75,900
Nuveen Investments, Inc. 144A sr. notes 10 1/2s, 2015	180,000	179,325	155,000	154,419	75,000	74,719
OneAmerica Financial Partners, Inc. 144A bonds 7s, 2033	--	--	295,000	310,999	330,000	347,897
ProLogis Trust sr. notes 5 3/4s, 2016 (R)	--	--	200,000	187,728	215,000	201,808
Prudential Financial, Inc. notes Ser. MTN, 6s, 2017	--	--	320,000	319,589	280,000	279,640
Prudential Holdings, LLC 144A bonds 8.695s, 2023	--	--	540,000	666,430	435,000	536,847
RBS Capital Trust IV company guaranty FRN 5.63s, 2049	--	--	485,000	467,919	505,000	487,214
Realogy Corp. 144A sr. notes 10 1/2s, 2014	700,000	523,250	640,000	478,400	295,000	220,513
Regency Centers, LP sr. unsec. 5 7/8s, 2017	--	--	230,000	222,258	195,000	188,437
Rouse Co., LP/TRC Co-Issuer, Inc. 144A sr. notes
6 3/4s, 2013 (R)	--	--	165,000	153,275	175,000	162,565
Rouse Co. (The) notes 7.2s, 2012 (R)	--	--	150,000	143,675	170,000	162,831
Royal Bank of Scotland Group PLC jr. sub. notes FRN
Ser. MTN, 7.64s, 2049 (United Kingdom)	--	--	400,000	408,064	300,000	306,048
Simon Property Group, LP unsub. bonds 5 3/4s, 2015 (R)	--	--	83,000	80,614	83,000	80,614
SLM Corp. notes Ser. MTNA, 4 1/2s, 2010	--	--	460,000	421,911	390,000	357,707
Sovereign Bancorp, Inc. sr. notes 4.8s, 2010	--	--	155,000	154,421	155,000	154,421
Swiss Re Capital I, LP 144A FRN 6.854s, 2049 (United
Kingdom)	--	--	185,000	188,133	195,000	198,302
Travelers Cos., Inc. (The) sr. unsec. notes 6 1/4s,
2037	--	--	255,000	248,784	220,000	214,637
UBS AG/Jersey Branch FRN 7.926s, 2008 (Jersey)	--	--	685,000	695,275	530,000	537,950
Unitrin, Inc. sr. notes 6s, 2017	--	--	255,000	243,861	220,000	210,390
USI Holdings Corp. 144A sr. notes FRN 8.744s, 2014	45,000	38,475	45,000	38,475	20,000	17,100
Wachovia Bank NA sub. notes Ser. BKNT, 6s, 2017	--	--	865,000	870,780	755,000	760,045
Washington Mutual Bank/Henderson NV sub. notes Ser.
BKNT, 5.95s, 2013	--	--	250,000	222,228	250,000	222,228
Westfield Group sr. notes 5.7s, 2016 (Australia)	--	--	205,000	196,090	230,000	220,003
Westpac Capital Trust III 144A sub. notes FRN 5.819s,
2049 (Australia)	--	--	295,000	281,401	230,000	219,397
Willis Group North America, Inc. company guaranty
6.2s, 2017	--	--	215,000	214,527	185,000	184,593
ZFS Finance USA Trust I 144A bonds FRB 6 1/2s, 2037	--	--	740,000	689,095	630,000	586,662

		4,101,268		40,349,619		35,014,951

Health Care		0.2%		0.4%		0.6%
Accellent, Inc. company guaranty 10 1/2s, 2013	80,000	67,200	80,000	67,200	40,000	33,600
Aetna, Inc. sr. unsec. 6 3/4s, 2037	--	--	1,810,000	1,805,470	1,625,000	1,620,933
AstraZeneca PLC sr. unsub. 5.9s, 2017 (United Kingdom)	--	--	655,000	687,786	565,000	593,281
Bausch & Lomb, Inc. 144A sr. unsec. notes 9 7/8s, 2015	185,000	187,775	165,000	167,475	80,000	81,200
Bayer Corp. 144A FRB 6.2s, 2008	--	--	220,000	220,213	160,000	160,155
Community Health Systems, Inc. company guaranty
8 7/8s, 2015	675,000	687,656	605,000	616,344	285,000	290,344
Covidien International Finance SA 144A company
guaranty 6.55s, 2037 (Luxembourg)	--	--	185,000	190,778	160,000	164,997
Covidien International Finance SA 144A company
guaranty 6s, 2017 (Luxembourg)	--	--	215,000	219,984	190,000	194,404
DaVita, Inc. company guaranty 6 5/8s, 2013	190,000	189,050	235,000	233,825	125,000	124,375
Elan Finance PLC/Elan Finance Corp. company guaranty
7 3/4s, 2011 (Ireland)	135,000	127,575	190,000	179,550	90,000	85,050
HCA, Inc. notes 6 1/4s, 2013	50,000	43,750	48,000	42,000	--	--
HCA, Inc. company guaranty sec. notes 9 5/8s, 2016
(PIK)	300,000	317,250	325,000	343,688	155,000	163,913
HCA, Inc. sec. notes 9 1/4s, 2016	530,000	556,500	370,000	388,500	185,000	194,250
HCA, Inc. sec. notes 9 1/8s, 2014	65,000	67,600	--	--	--	--
HCA, Inc. sr. notes 7 7/8s, 2011	416,000	405,600	590,000	575,250	275,000	268,125
Health Management Associates, Inc. sr. notes 6 1/8s,
2016	115,000	99,693	100,000	86,690	50,000	43,345
Healthsouth Corp. company guaranty 10 3/4s, 2016	150,000	156,750	145,000	151,525	65,000	67,925
Hospira, Inc. sr. notes 6.05s, 2017	--	--	190,000	190,913	165,000	165,793
Hospira, Inc. sr. notes 5.55s, 2012	--	--	265,000	269,472	230,000	233,881
IASIS Healthcare/IASIS Capital Corp. sr. sub. notes
8 3/4s, 2014	135,000	135,000	120,000	120,000	55,000	55,000
Omnicare, Inc. company guaranty 6 3/4s, 2013	60,000	56,400	85,000	79,900	40,000	37,600
Omnicare, Inc. sr. sub. notes 6 7/8s, 2015	35,000	32,550	45,000	41,850	25,000	23,250
Omnicare, Inc. sr. sub. notes 6 1/8s, 2013	170,000	154,700	240,000	218,400	110,000	100,100
Psychiatric Solutions, Inc. company guaranty 7 3/4s,
2015	165,000	164,588	210,000	209,475	100,000	99,750
Select Medical Corp. company guaranty 7 5/8s, 2015	285,000	243,675	280,000	239,400	130,000	111,150
Service Corporation International sr. notes 6 3/4s,
2016	255,000	245,438	360,000	346,500	170,000	163,625
Stewart Enterprises, Inc. sr. notes 6 1/4s, 2013	205,000	193,725	270,000	255,150	125,000	118,125
Sun Healthcare Group, Inc. company guaranty FRN
9 1/8s, 2015	200,000	201,500	195,000	196,463	90,000	90,675
Surgical Care Affiliates, Inc. 144A sr. unsec. notes
8 7/8s, 2015 (PIK)	80,000	72,800	75,000	68,250	35,000	31,850
Surgical Care Affiliates, Inc. 144A sr. sub. notes
10s, 2017	80,000	72,800	75,000	68,250	35,000	31,850
Tenet Healthcare Corp. notes 7 3/8s, 2013	300,000	262,500	360,000	315,000	165,000	144,375
Tenet Healthcare Corp. sr. notes 9 1/4s, 2015	165,000	152,625	235,000	217,375	110,000	101,750
Tenet Healthcare Corp. sr. notes 6 3/8s, 2011	210,000	191,100	140,000	127,400	65,000	59,150
UnitedHealth Group, Inc. 144A bonds 5 1/2s, 2012	--	--	280,000	284,153	245,000	248,634
US Oncology Holdings, Inc. sr. unsec. 10.759s, 2012
(PIK)	115,000	95,450	115,000	95,450	50,000	41,500
US Oncology, Inc. company guaranty 9s, 2012	175,000	172,594	215,000	212,044	105,000	103,556
Vanguard Health Holding Co. II, LLC sr. sub. notes 9s,
2014	250,000	240,625	255,000	245,438	120,000	115,500
Ventas Realty, LP/Capital Corp. company guaranty 9s,
2012 (R)	165,000	177,375	235,000	252,625	110,000	118,250
Ventas Realty, LP/Capital Corp. sr. notes 6 3/4s, 2017
(R)	--	--	145,000	143,550	140,000	138,600
		5,771,844		10,173,336		6,419,861

Other		0.8%		0.5%		0.2%
Alta CDO 144A sec. FRN 6.811s, 2012 (Cayman Islands)	9,500,000	9,356,075	--	--	--	--
Dow Jones CDX NA HY pass-through certificates Ser.
5-T1, 8 3/4s, 2010	3,360,000	3,519,600	2,400,000	2,514,000	960,000	1,005,600
Lehman Brothers HY TRAINS (Targeted Return Index
Securities) 144A FRN 7.117s, 2016	9,275,900	8,995,768	8,820,800	8,554,412	1,258,000	1,220,008
		21,871,443		11,068,412		2,225,608

Technology		0.2%		0.3%		0.4%
Activant Solutions, Inc. company guaranty 9 1/2s, 2016	70,000	60,550	70,000	60,550	35,000	30,275
Advanced Micro Devices, Inc. sr. notes 7 3/4s, 2012	208,000	180,960	280,000	243,600	130,000	113,100
Amkor Technologies, Inc. sr. notes 7 3/4s, 2013	415,000	391,138	373,000	351,553	166,000	156,455
Arrow Electronics, Inc. debs. 7 1/2s, 2027	--	--	160,000	174,922	175,000	191,321
Avnet, Inc. notes 6s, 2015	--	--	160,000	159,720	160,000	159,720
Celestica, Inc. sr. sub. notes 7 7/8s, 2011 (Canada)	60,000	57,750	85,000	81,813	40,000	38,500
Celestica, Inc. sr. sub. notes 7 5/8s, 2013 (Canada)	175,000	163,188	145,000	135,213	65,000	60,613
Ceridian Corp. 144A sr. unsec. notes 11 1/4s, 2015	250,000	231,875	225,000	208,688	110,000	102,025
Compucom Systems, Inc. sr. sub. notes 12 1/2s, 2015	215,000	210,431	195,000	190,856	90,000	88,088
Electronic Data Systems Corp. sr. sec. notes Ser. B,
6 1/2s, 2013	280,000	283,123	355,000	358,960	175,000	176,952
Fiserv, Inc. company guaranty 6.8s, 2017	--	--	280,000	286,434	250,000	255,745
Fiserv, Inc. company guaranty 6 1/8s, 2012	--	--	280,000	284,984	250,000	254,450
Freescale Semiconductor, Inc. sr. sec. notes 10 1/8s,
2016	230,000	189,750	240,000	198,000	120,000	99,000
Freescale Semiconductor, Inc. company guaranty sr.
unsec. notes 9 1/8s, 2014 (PIK)	225,000	191,250	240,000	204,000	120,000	102,000
Freescale Semiconductor, Inc. company guaranty sr.
unsec. notes 8 7/8s, 2014	460,000	410,550	340,000	303,450	160,000	142,800
IBM Corp. sr. unsec 5.7s, 2017	--	--	415,000	430,717	435,000	451,475
iPayment, Inc. company guaranty 9 3/4s, 2014	65,000	60,775	75,000	70,125	35,000	32,725
Iron Mountain, Inc. company guaranty 8 3/4s, 2018	60,000	63,075	70,000	73,588	35,000	36,794
Iron Mountain, Inc. company guaranty 8 5/8s, 2013	5,000	5,063	--	--	90,000	91,125
Iron Mountain, Inc. company guaranty 6 5/8s, 2016	245,000	231,831	90,000	85,163	40,000	37,850
Iron Mountain, Inc. sr. sub. notes 8 1/4s, 2011	215,000	214,463	360,000	359,100	40,000	39,900
Lucent Technologies, Inc. debs. 6.45s, 2029	470,000	388,338	415,000	342,894	195,000	161,119
Motorola, Inc. sr. unsec. 6 5/8s, 2037	--	--	370,000	357,974	320,000	309,599
Motorola, Inc. sr. unsec. 6s, 2017	--	--	170,000	167,086	145,000	142,515
Nortel Networks, Ltd. 144A company guaranty 10 3/4s,
2016 (Canada)	50,000	52,500	60,000	63,000	30,000	31,500
Nortel Networks, Ltd. 144A company guaranty FRN
9.493s, 2011 (Canada)	160,000	156,000	185,000	180,375	95,000	92,625
NXP BV/NXP Funding, LLC company guaranty 9 1/2s, 2015
(Netherlands)	205,000	187,831	90,000	82,463	--	--
NXP BV/NXP Funding, LLC sec. FRN 7.993s, 2013
(Netherlands)	170,000	156,400	185,000	170,200	95,000	87,400
NXP BV/NXP Funding, LLC sec. notes 7 7/8s, 2014
(Netherlands)	275,000	261,250	300,000	285,000	150,000	142,500
Open Solutions, Inc. 144A sr. sub. notes 9 3/4s, 2015	65,000	59,231	70,000	63,788	35,000	31,894
Seagate Technology Hdd Holdings company guaranty 6.8s,
2016 (Cayman Islands)	95,000	93,719	105,000	103,584	50,000	49,326
SunGard Data Systems, Inc. company guaranty 10 1/4s,
2015	90,000	92,025	100,000	102,250	56,000	57,260
SunGard Data Systems, Inc. company guaranty 9 1/8s,
2013	590,000	600,325	491,000	499,593	221,000	224,868
Travelport, LLC company guaranty 9 7/8s, 2014	330,000	334,950	295,000	299,425	140,000	142,100
Tyco Electronics Group S company guaranty 6s, 2012
(Luxembourg)	--	--	420,000	436,951	365,000	379,731
Unisys Corp. sr. notes 8s, 2012	200,000	175,000	175,000	153,125	80,000	70,000
Xerox Corp. sr. notes 6.4s, 2016	--	--	335,000	342,800	285,000	291,636
		5,503,341		7,911,944		4,874,986

Transportation		--%		0.1%		0.2%
American Airlines, Inc. pass-through certificates Ser.
01-1, 6.817s, 2011	--	--	110,000	106,013	70,000	67,463
American Airlines, Inc. pass-through certificates Ser.
01-2, 7.858s, 2011	--	--	115,000	120,714	120,000	125,963
Continental Airlines, Inc. pass-through certificates
Ser. 97-4A, 6.9s, 2018	--	--	60,933	61,085	50,777	50,904
Continental Airlines, Inc. pass-through certificates
Ser. 98-1A, 6.648s, 2017	--	--	329,220	325,928	232,187	229,865
Continental Airlines, Inc. pass-through certificates
Ser. 98-3, 6.32s, 2008	--	--	5,000	4,975	75,000	74,625
Delta Air Lines, Inc. 144A collateralized 6.821s, 2022	--	--	340,000	323,000	295,000	280,250
Northwest Airlines Corp. pass-through certificates
Ser. 00-1, 7.15s, 2019	--	--	534,973	542,998	462,258	469,192
Southwest Airlines Co. pass-through certificates
6.15s, 2022	--	--	65,000	66,286	130,000	132,573
Union Pacific Corp. sr. unsub. 5 3/4s, 2017	--	--	290,000	288,899	355,000	353,652
Union Pacific Corp. 144A pass-through certificates
5.214s, 2014	--	--	115,000	116,254	100,000	101,090
United AirLines, Inc. pass-through certificates
6.636s, 2022	--	--	255,000	249,581	215,000	210,431
		--		2,205,733		2,096,008

Utilities & Power		0.2%		0.9%		1.4%
AEP Texas North Co. sr. notes Ser. B, 5 1/2s, 2013	--	--	165,000	163,283	190,000	188,023
AES Corp. (The) 144A sec. notes 8 3/4s, 2013	315,000	328,388	405,000	422,213	163,000	169,928
AES Corp. (The) 144A sr. notes 8s, 2017	120,000	122,700	105,000	107,363	50,000	51,125
American Water Capital Corp. 144A bonds 6.593s, 2037	--	--	165,000	161,468	145,000	141,896
American Water Capital Corp. 144A bonds 6.085s, 2017	--	--	190,000	189,360	160,000	159,461
Appalachian Power Co. sr. notes 5.8s, 2035	--	--	145,000	130,953	120,000	108,375
Arizona Public Services Co. notes 6 1/2s, 2012	--	--	240,000	249,703	265,000	275,713
Atmos Energy Corp. sr. unsub. 6.35s, 2017	--	--	320,000	324,886	275,000	279,199
Beaver Valley II Funding debs. 9s, 2017	--	--	314,000	353,727	348,000	392,029
Boardwalk Pipelines, LP company guaranty 5 7/8s, 2016	--	--	370,000	379,952	350,000	359,414
Bruce Mansfield Unit pass-through certificates 6.85s,
2034	--	--	865,000	890,138	735,000	756,360
CenterPoint Energy Houston Electric, LLC general ref.
mtge. Ser. M2, 5 3/4s, 2014	--	--	10,000	10,084	90,000	90,754
CenterPoint Energy Resources Corp. notes 7 3/4s, 2011	--	--	240,000	257,373	185,000	198,392
CenterPoint Energy Resources Corp. sr. unsec. 6 1/8s,
2017	--	--	370,000	369,638	265,000	264,741
CMS Energy Corp. sr. notes 8 1/2s, 2011	170,000	183,126	150,000	161,582	70,000	75,405

CMS Energy Corp. unsub. notes 6.55s, 2017	--	--	20,000	19,300	15,000	14,475
Colorado Interstate Gas Co. debs. 6.85s, 2037	30,000	29,396	50,000	48,994	25,000	24,497
Colorado Interstate Gas Co. sr. notes 5.95s, 2015	3,000	2,968	5,000	4,947	3,000	2,968
Commonwealth Edison Co. 1st mtge. 6.15s, 2017	--	--	130,000	133,454	110,000	112,922
Commonwealth Edison Co. 1st mtge. 5.9s, 2036	--	--	385,000	360,826	330,000	309,279
Consolidated Natural Gas Co. sr. notes 5s, 2014	--	--	180,000	173,037	315,000	302,814
Dayton Power & Light Co. (The) 1st mtge. 5 1/8s, 2013	--	--	170,000	169,077	160,000	159,131
Dominion Resources, Inc. jr. sub. notes FRN 6.3s, 2066	--	--	525,000	510,527	405,000	393,835
Dominion Resources, Inc. sr. unsub. Ser. 07-A, 6s, 2017	--	--	455,000	460,592	290,000	293,564
Dynegy Holdings, Inc. sr. unsec. notes 8 3/8s, 2016	255,000	249,263	250,000	244,375	115,000	112,413
Dynegy-Roseton Danskamme company guaranty Ser. B,
7.67s, 2016	145,000	144,638	195,000	194,513	90,000	89,775
Edison Mission Energy sr. unsec. notes 7.2s, 2019	215,000	211,238	205,000	201,413	95,000	93,338
Edison Mission Energy sr. unsec. notes 7s, 2017	195,000	191,588	140,000	137,550	65,000	63,863
Edison Mission Energy sr. unsec. notes 7 3/4s, 2016	70,000	72,100	80,000	82,400	40,000	41,200
Edison Mission Energy sr. unsec. notes 7 1/2s, 2013	75,000	76,875	90,000	92,250	45,000	46,125
El Paso Corp. sr. notes Ser. MTN, 7 3/4s, 2032	225,000	228,392	215,000	218,242	95,000	96,432
El Paso Natural Gas Co. sr. unsec. 5.95s, 2017	--	--	40,000	39,481	35,000	34,546
Entergy Gulf States, Inc. 1st mtge. 5 1/4s, 2015	--	--	215,000	203,484	225,000	212,948
Ferrellgas, LP/Finance sr. notes 6 3/4s, 2014	215,000	210,969	300,000	294,375	140,000	137,375
Florida Power Corp. 1st mtge. 6.35s, 2037	--	--	280,000	295,007	275,000	289,739
Indianapolis Power & Light 144A 1st mtge. 6.3s, 2013	--	--	115,000	120,339	110,000	115,107
Indiantown Cogeneration, LP 1st mtge. Ser. A-10,
9.77s, 2020	--	--	215,000	239,929	225,000	251,089
Ipalco Enterprises, Inc. sec. notes 8 3/8s, 2008	--	--	55,000	55,825	60,000	60,900
ITC Holdings Corp. 144A notes 5 7/8s, 2016	--	--	260,000	260,694	285,000	285,761
Kansas Gas & Electric bonds 5.647s, 2021	--	--	83,567	83,925	78,652	78,988
Kinder Morgan, Inc. notes 6s, 2017	--	--	175,000	175,152	150,000	150,131
Kinder Morgan, Inc. sr. notes 6 1/2s, 2012	--	--	150,000	148,500	155,000	153,450
MidAmerican Energy Holdings Co. bonds 6 1/8s, 2036	--	--	540,000	538,714	565,000	563,654
MidAmerican Energy Holdings Co. sr. unsec. 6 1/2s, 2037	--	--	445,000	464,707	280,000	292,400
Mirant Americas Generation, Inc. sr. notes 8.3s, 2011	215,000	216,613	215,000	216,613	100,000	100,750
Mirant North America, LLC company guaranty 7 3/8s, 2013	375,000	375,938	410,000	411,025	205,000	205,513
National Fuel Gas Co. notes 5 1/4s, 2013	--	--	145,000	143,807	100,000	99,177
Nevada Power Co. general ref. mtge. Ser. L, 5 7/8s,
2015	--	--	110,000	109,317	145,000	144,100
Northwestern Corp. sec. notes 5 7/8s, 2014	--	--	265,000	261,192	285,000	280,905
NRG Energy, Inc. company guaranty 7 3/8s, 2017	100,000	97,750	110,000	107,525	55,000	53,763
NRG Energy, Inc. sr. notes 7 3/8s, 2016	945,000	921,375	894,000	871,650	377,000	367,575
Oncor Electric Delivery Co. debs. 7s, 2022	--	--	145,000	150,212	130,000	134,673
Oncor Electric Delivery Co. sec. notes 7 1/4s, 2033	--	--	195,000	207,629	220,000	234,248
Pacific Gas & Electric Co. sr. unsub. 5.8s, 2037	--	--	260,000	248,886	225,000	215,382
PacifiCorp Sinking Fund 1st mtge. 6 1/4s, 2037	--	--	205,000	211,701	180,000	185,884
Potomac Edison Co. 144A 1st mtge. 5.8s, 2016	--	--	260,000	271,111	285,000	297,180
Power Receivable Finance, LLC 144A sr. notes 6.29s,
2012	--	--	184,913	193,049	159,840	166,873
PPL Energy Supply, LLC bonds Ser. A, 5.7s, 2015	--	--	135,000	131,403	145,000	141,137
PSEG Energy Holdings, Inc. sr. notes 8 1/2s, 2011	175,000	182,370	225,000	234,475	110,000	114,632
Public Service Co. of Colorado sr. notes Ser. A,
6 7/8s, 2009	--	--	215,000	221,295	205,000	211,003
Public Service Co. of New Mexico sr. notes 4.4s, 2008	--	--	125,000	124,167	100,000	99,334
Puget Sound Energy, Inc. jr. sub. FRN Ser. A, 6.974s,
2067	--	--	415,000	381,106	355,000	326,006
Sierra Pacific Power Co. general ref. mtge. Ser. P,
6 3/4s, 2037	--	--	755,000	780,439	600,000	620,216
Sierra Pacific Resources sr. notes 8 5/8s, 2014	90,000	96,168	125,000	133,567	60,000	64,112
Southern California Edison Co. 1st mtge. Ser. 06-E,
5.55s, 2037	--	--	270,000	254,725	280,000	264,160
Southern California Edison Co. notes 6.65s, 2029	--	--	255,000	269,599	275,000	290,744
Southern Natural Gas. Co. 144A notes 5.9s, 2017	--	--	155,000	153,500	130,000	128,742
Spectra Energy Capital, LLC sr. notes 8s, 2019	--	--	250,000	286,279	215,000	246,200
Teco Finance, Inc. unsub. notes 7.2s, 2011	270,000	288,824	610,000	652,529	430,000	459,979
Teco Finance, Inc. unsub. notes 6 3/4s, 2015	10,000	10,478	10,000	10,478	5,000	5,239
Tennessee Gas Pipeline Co. unsec. notes 7 1/2s, 2017	25,000	27,286	30,000	32,744	15,000	16,372
TEPPCO Partners, LP company guaranty FRB 7s, 2067	--	--	205,000	186,606	175,000	159,298
Texas Competitive Electric Holdings Co., LLC company
guaranty 10 1/4s, 2015	735,000	727,650	655,000	648,450	310,000	306,900
TransAlta Corp. notes 5 3/4s, 2013 (Canada)	--	--	140,000	142,716	150,000	152,910
TransCanada Pipelines, Ltd. jr. sub. FRN 6.35s, 2067
(Canada)	--	--	180,000	168,710	155,000	145,278
TransCanada Pipelines, Ltd. sr. unsec. 6.2s, 2037
(Canada)	--	--	335,000	332,620	290,000	287,940
TXU Corp. sr. notes Ser. P, 5.55s, 2014	525,000	419,046	554,000	442,193	237,000	189,169
West Penn Power Co. 1st mtge. 5.95s, 2017	--	--	535,000	531,541	420,000	417,285
Westar Energy, Inc. 1st mtge. 5.15s, 2017	--	--	15,000	14,391	45,000	43,173
Westar Energy, Inc. 1st mtge. 5.1s, 2020	--	--	175,000	163,690	165,000	154,336
Williams Cos., Inc. (The) notes 7 5/8s, 2019	440,000	476,850	420,000	455,175	195,000	211,331
Williams Cos., Inc. (The) 144A notes 6 3/8s, 2010	50,000	50,563	60,000	60,675	30,000	30,338
Williams Partners, LP/ Williams Partners Finance Corp.
company guaranty 7 1/4s, 2017	80,000	82,400	85,000	87,550	40,000	41,200
		6,024,952		20,447,692		15,906,591

Total corporate bonds and notes
(cost $104,279,253, $191,716,803 and $130,270,623)		$99,506,261		$186,059,973		$127,298,639

COLLATERALIZED MORTGAGE OBLIGATIONS(a)	Growth 3.2%		Balanced 12.8%		Conservative 22.8%

	Principal amount	Value	Principal amount	Value	Principal amount	Value

Adjustable Rate Mortgage Trust FRB Ser. 04-5,
Class 3A1, 4.961s, 2035	$661,385	$648,207	$1,818,809	$1,782,570	$1,296,291	$1,270,463
Asset Backed Funding Certificates 144A FRB Ser.
06-OPT3, Class B, 7.365s, 2036	--	--	89,000	8,939	58,000	5,826
Asset Securitization Corp.
Ser. 96-MD6, Class A7, 8.631s, 2029	--	--	436,656	459,838	486,537	512,368
Ser. 96-D3, Class A1C, 7.4s, 2026	41,676	42,325	255,080	259,047	182,272	185,107
FRB Ser. 97-D5, Class A5, 6.932s, 2043	150,000	153,278	234,000	239,114	247,000	252,399
Banc of America Commercial Mortgage, Inc.
Ser. 01-1, Class G, 7.324s, 2036	--	--	200,000	205,007	200,000	205,007
FRB Ser. 07-3, Class A3, 5.659s, 2049	167,000	167,433	748,000	749,940	593,000	594,538
Ser. 06-4, Class A4, 5.634s, 2046	480,000	476,208	920,000	912,732	1,140,000	1,130,994
Ser. 04-3, Class A5, 5.316s, 2039	230,000	227,521	920,000	910,082	930,000	919,975
Ser. 07-1, Class XW, Interest Only (IO), 0.292s, 2049	1,832,325	35,656	9,962,455	193,863	5,098,556	99,215
Ser. 06-1, Class XC, IO, 0.053s, 2045	1,763,441	11,088	11,614,353	73,028	12,753,015	80,188
Banc of America Commercial Mortgage, Inc. 144A
Ser. 01-PB1, Class K, 6.15s, 2035	--	--	133,000	129,474	133,000	129,474
Ser. 02-PB2, Class XC, IO, 0.183s, 2035	2,743,155	47,791	4,083,395	71,140	2,427,379	42,289
Ser. 04-4, Class XC, IO, 0.146s, 2042	4,129,139	60,677	11,720,276	172,227	9,238,400	135,756
Ser. 04-5, Class XC, IO, 0.13s, 2041	5,872,309	70,648	14,254,005	171,486	14,747,157	177,419
Ser. 05-1, Class XW, IO, 0.086s, 2042	20,794,429	61,379	--	--	26,097,413	77,031
Ser. 06-4, Class XC, IO, 0.069s, 2046	4,121,467	56,464	19,062,908	261,162	15,937,137	218,339
Ser. 05-4, Class XC, IO, 0.063s, 2045	6,250,502	41,015	17,789,664	116,733	17,857,593	117,179
Ser. 06-5, Class XC, IO, 0.063s, 2016	3,299,418	44,527	35,362,585	477,230	30,105,446	406,284
Banc of America Funding Corp. Ser. 07-4, Class 4A2,
IO, 5 1/2s, 2034	--	--	2,147,032	451,538	1,356,516	285,287
Banc of America Large Loan
FRB Ser. 04-BBA4, Class H, 5.978s, 2018	25,000	24,947	70,000	69,851	73,000	72,844
FRB Ser. 04-BBA4, Class G, 5.728s, 2018	--	--	94,000	93,618	98,000	97,602
Banc of America Large Loan 144A
FRB Ser. 05-MIB1, Class K, 7.028s, 2022	190,000	179,774	186,000	175,989	187,000	176,936
FRB Ser. 05-MIB1, Class J, 6.078s, 2022	100,000	92,500	409,000	378,325	343,000	317,275
Ser. 03-BBA2, Class X1A, IO, 0.175s, 2015 (F)	333,413	1	953,906	1	872,308	1
Banc of America Mortgage Securities
FRB Ser. 03-F, Class 2A1, 3.734s, 2033	106,702	105,119	293,163	288,815	209,341	206,236
Ser. 04-D, Class 2A, IO, 0.324s, 2034	781,805	1,743	2,663,971	5,939	2,564,458	5,717
Ser. 05-E, Class 2, IO, 0.304s, 2035	2,132,864	9,704	7,127,761	32,429	6,863,037	31,225
Banc of America Structured Security Trust 144A Ser.
02-X1, Class A3, 5.436s, 2033	--	--	330,666	330,971	339,232	339,546
Bayview Commercial Asset Trust 144A
FRB Ser. 05-1A, Class A1, 5.165s, 2035	35,440	33,778	271,704	258,961	200,825	191,406
Ser. 04-3, IO, 1.6s, 2035	345,547	17,796	880,443	45,343	866,428	44,621
Ser. 05-1A, IO, 1.6s, 2035	425,348	25,946	1,183,852	72,215	1,131,081	68,996
Ser. 05-3A, IO, 1.6s, 2035	1,276,333	90,747	4,112,041	292,366	3,714,272	264,085
Ser. 07-5A, IO, 1.55s, 2037	--	--	5,216,504	777,259	4,398,835	655,426
Ser. 07-2A, IO, 1.3s, 2037	1,956,558	244,765	5,390,116	674,304	4,606,904	576,324
Ser. 07-1, Class S, IO, 1.211s, 2037	1,209,742	135,491	7,541,726	844,673	3,491,468	391,044
Ser. 06-4A, Class IO, IO, 1.14s, 2036	363,083	41,464	1,055,387	120,525	1,249,157	142,654
Ser. 06-2A, IO, 0.879s, 2036	144,682	12,095	693,797	58,001	659,953	55,172
Bear Stearns Alternate Trust Ser. 04-9, Class 1A1,
7.313s, 2034	13,332	13,296	35,227	35,132	32,137	32,050
Bear Stearns Asset Backed Securities, Inc. FRB Ser.
06-2, Class A1, 4.995s, 2036	220,578	213,960	--	--	--	--
Bear Stearns Commercial Mortgage Securities, Inc.
FRB Ser. 00-WF2, Class F, 8.19s, 2032	--	--	189,000	196,112	124,000	128,666
Ser. 07-PW17, Class A3, 5.736s, 2050	1,999,000	2,001,979	8,933,000	8,946,310	7,002,000	7,012,433
Ser. 05-PWR9, Class X1, IO, 0.094s, 2042	--	--	8,841,157	78,279	13,317,011	117,907
Ser. 04-PR3I, Class X1, IO, 0.083s, 2041	479,190	8,643	3,210,318	57,901	5,216,230	94,080
Bear Stearns Commercial Mortgage Securities, Inc. 144A
Ser. 06-PW14, Class XW, IO, 0.691s, 2038	3,192,545	141,798	8,761,586	389,150	8,028,136	356,574
Ser. 07-PW18, Class X1, IO, 0.065s, 2050	1,066,000	9,430	6,646,000	58,793	4,466,000	39,508
Ser. 06-PW14, Class X1, IO, 0.046s, 2038	3,433,379	56,062	9,421,392	153,838	8,634,202	140,984
Ser. 07-PW15, Class X1, IO, 0.042s, 2044	6,191,676	70,893	29,378,293	336,376	19,974,566	228,705
Ser. 05-PW10, Class X1, IO, 0.032s, 2040	11,470,602	45,678	--	--	--	--
Ser. 07-PW16, Class X, IO, 0.021s, 2040	10,185,068	11,140	87,427,993	95,629	56,241,591	61,517
Bear Stearns Small Balance Commercial Trust 144A Ser.
06-1A, Class AIO, IO, 1s, 2034	--	--	2,144,800	32,760	2,235,200	34,140
Chase Commercial Mortgage Securities Corp. Ser. 00-3,
Class A2, 7.319s, 2032	10,000	10,475	118,000	123,604	116,000	121,509
Chase Commercial Mortgage Securities Corp. 144A
Ser. 98-1, Class F, 6.56s, 2030	--	--	962,000	945,771	896,000	880,885
Ser. 98-1, Class G, 6.56s, 2030	--	--	249,000	250,791	231,000	232,661
Ser. 98-1, Class H, 6.34s, 2030	91,000	82,002	371,000	334,317	362,000	326,206
Citigroup Commercial Mortgage Trust 144A
Ser. 05-C3, Class XC, IO, 0.091s, 2043	13,443,432	141,261	24,993,778	262,630	24,044,314	252,653
Ser. 06-C5, Class XC, IO, 0.061s, 2049	6,630,738	99,202	37,275,365	557,674	40,333,253	603,423
Citigroup Mortgage Loan Trust, Inc. IFB Ser. 07-6,
Class 2A5, IO, 1.785s, 2037	680,792	38,394	1,719,595	96,979	1,461,560	82,427
Citigroup/Deutsche Bank Commercial Mortgage Trust Ser.

06-CD3, Class A4, 5.658s, 2048	106,000	107,465	473,000	479,539	375,000	380,184
Citigroup/Deutsche Bank Commercial Mortgage Trust 144A
Ser. 07-CD4, Class XW, IO, 0.378s, 2049	3,347,189	86,164	10,035,574	258,338	7,965,930	205,060
Ser. 06-CD2, Class X, IO, 0.086s, 2046	2,487,106	12,436	16,427,233	82,136	18,026,301	90,132
Ser. 07-CD5, Class XS, IO, 0.062s, 2044	--	--	3,229,429	26,995	--	--
Ser. 07-CD4, Class XC, IO, 0.041s, 2049	11,208,000	109,891	33,599,000	329,428	26,669,000	261,481
CNL Funding Ser. 99-1, Class A2, 7.645s, 2014	122,000	129,377	455,000	482,514	286,000	303,295
Commercial Mortgage Acceptance Corp. Ser. 97-ML1, IO,
0.654s, 2017	605,273	17,378	2,285,274	65,612	1,484,395	42,618
Commercial Mortgage Acceptance Corp. 144A
Ser. 98-C1, Class F, 6.23s, 2031	--	--	415,000	411,183	404,000	400,284
Ser. 98-C2, Class F, 5.44s, 2030	1,370,000	1,346,749	2,607,000	2,562,754	2,247,000	2,208,864
Commercial Mortgage Pass-Through Certificates 144A
Ser. 06-CN2A, Class H, 5.57s, 2019	66,000	65,884	197,000	196,654	218,000	217,617
Ser. 06-CN2A, Class J, 5.57s, 2019	53,000	51,466	158,000	153,427	174,000	168,964
FRB Ser. 01-J2A, Class A2F, 5.528s, 2034	118,000	116,230	326,000	321,110	314,000	309,290
Ser. 03-LB1A, Class X1, IO, 0.38s, 2038	903,661	34,683	1,921,182	73,737	2,076,612	79,702
Ser. 05-LP5, Class XC, IO, 0.076s, 2043	5,784,242	49,935	12,884,261	111,230	12,534,239	108,208
Ser. 05-C6, Class XC, IO, 0.059s, 2044	8,780,766	52,825	25,740,836	154,857	12,928,480	77,778
Ser. 06-C8, Class XS, IO, 0.057s, 2046	10,606,682	106,480	28,692,679	288,046	26,140,643	262,426
Countrywide Alternative Loan Trust Ser. 05-24,
Class 1AX, IO, 1.214s, 2035	1,804,663	45,171	2,623,468	65,665	2,513,839	62,921
Countrywide Home Loans
Ser. 05-9, Class 1X, IO, 2.243s, 2035	542,627	12,379	1,923,711	43,885	1,839,899	41,973
Ser. 05-2, Class 2X, IO, 1.16s, 2035	792,282	16,712	2,203,411	46,478	2,104,567	44,393
Countrywide Home Loans 144A
IFB Ser. 05-R2, Class 2A3, 8s, 2035	117,812	121,499	--	--	220,439	227,339
IFB Ser. 05-R1, Class 1AS, IO, 1.317s, 2035	266,321	15,605	1,904,172	111,577	1,898,919	111,269
IFB Ser. 05-R2, Class 1AS, IO, 0.938s, 2035	253,977	11,028	1,644,197	71,394	1,515,183	65,792
Credit Suisse Mortgage Capital Certificates
FRB Ser. 07-C4, Class A2, 5.811s, 2039	515,000	526,772	2,395,000	2,449,745	1,850,000	1,892,287
IFB Ser. 06-9, Class 7A2, IO, 1.685s, 2036	269,873	8,560	4,626,103	146,734	3,863,780	122,554
Ser. 06-C5, Class AX, IO, 0.065s, 2039	6,742,855	105,856	18,243,025	286,397	16,623,662	260,975
Credit Suisse Mortgage Capital Certificates 144A
FRB Ser. 06-TFLA, Class K, 6.228s, 2021	50,000	45,000	--	--	484,000	435,600
Ser. 07-C2, Class AX, IO, 0.114s, 2049	17,358,597	166,608	47,725,898	458,073	37,698,064	361,826
Ser. 06-C4, Class AX, IO, 0.091s, 2039	6,342,940	94,548	29,306,316	436,839	24,493,537	365,099
Ser. 07-C1, Class AX, IO, 0.051s, 2040	7,619,534	73,254	36,614,099	352,008	24,851,343	238,921
Ser. 06-C3, Class AX, IO, 0.023s, 2038	15,457,011	12,366	68,431,426	54,745	74,031,157	59,225
CRESI Finance Limited Partnership 144A FRB Ser. 06-A,
Class C, 5.465s, 2017	--	--	155,000	147,976	161,000	153,704
Criimi Mae Commercial Mortgage Trust 144A Ser. 98-C1,
Class B, 7s, 2033	1,602,000	1,604,723	--	--	--	--
Crown Castle Towers, LLC 144A Ser. 05-1A, Class D,
5.612s, 2035	228,000	222,847	620,000	605,988	597,000	583,508
CS First Boston Mortgage Securities Corp.
Ser. 97-C2, Class F, 7.46s, 2035	52,000	55,895	303,000	325,693	294,000	316,019
Ser. 04-C2, Class A2, 5.416s, 2036	260,000	263,778	1,050,000	1,065,257	1,050,000	1,065,257
CS First Boston Mortgage Securities Corp. 144A
Ser. 98-C2, Class F, 6 3/4s, 2030	353,000	366,949	--	--	--	--
FRB Ser. 04-TF2A, Class J, 5.978s, 2016	153,000	149,175	310,000	302,250	349,000	340,275
FRB Ser. 05-TFLA, Class J, 5.978s, 2020	--	--	67,000	66,163	65,500	64,681
FRB Ser. 05-TF2A, Class J, 5.928s, 2020	43,847	42,641	148,024	143,953	148,683	144,594
FRB Ser. 04-TF2A, Class H, 5.728s, 2019	100,000	98,000	132,000	129,360	128,000	125,440
Ser. 01-CK1, Class AY, IO, 0.774s, 2035	4,978,512	82,068	13,789,704	227,315	13,269,412	218,738
Ser. 03-C3, Class AX, IO, 0.743s, 2038	7,941,923	301,095	15,393,072	583,585	17,804,845	675,020
Ser. 02-CP3, Class AX, IO, 0.35s, 2035	1,207,542	43,649	8,232,227	297,573	5,945,879	214,928
Ser. 04-C4, Class AX, IO, 0.261s, 2039	681,095	14,719	4,563,139	98,614	3,606,134	77,932
Ser. 05-C2, Class AX, IO, 0.128s, 2037	5,740,630	82,390	13,223,845	189,789	16,670,773	239,259
Deutsche Mortgage & Asset Receiving Corp.
Ser. 98-C1, Class C, 6.861s, 2031	37,396	37,310	--	--	--	--
Ser. 98-C1, Class X, IO, 0.41s, 2031	1,113,505	16,050	4,315,152	62,199	3,231,249	46,575
DLJ Commercial Mortgage Corp.
Ser. 00-CF1, Class A1B, 7.62s, 2033	37,956	39,939	459,360	483,361	450,601	474,144
Ser. 99-CG2, Class B3, 6.1s, 2032	--	--	378,000	376,398	332,000	330,593
Ser. 99-CG2, Class B4, 6.1s, 2032	--	--	571,000	569,371	551,000	549,428
Ser. 98-CF2, Class B3, 6.04s, 2031	--	--	100,000	100,047	100,000	100,047
Fannie Mae
IFB Ser. 07-64, Class LS, 15.255s, 2037	--	--	866,793	1,137,129	723,926	949,704
IFB Ser. 06-70, Class SM, 13.473s, 2036	--	--	110,412	138,552	103,559	129,952
IFB Ser. 07-75, Class JS, 13.44s, 2037	189,020	249,858	945,104	1,249,289	756,083	999,431
IFB Ser. 07-75, Class CS, 11.445s, 2037	--	--	610,115	823,008	507,451	684,521
IFB Ser. 07-75, Class ES, 11.01s, 2036	99,002	121,994	948,436	1,168,705	793,004	977,174
IFB Ser. 06-62, Class PS, 10.71s, 2036	188,790	237,375	359,959	452,596	292,834	368,196
IFB Ser. 07-63, Class DS, 10.71s, 2037	--	--	764,864	967,413	639,686	809,087
IFB Ser. 07-80, Class AS, 10.44s, 2037	--	--	610,329	766,588	497,270	624,583
IFB Ser. 06-48, Class TQ, 10.41s, 2036	--	--	613,887	761,643	648,447	804,521
IFB Ser. 06-70, Class SJ, 10.41s, 2036	193,077	244,056	--	--	84,313	106,575
IFB Ser. 06-76, Class QB, 10.41s, 2036	321,963	406,404	507,776	640,950	456,399	576,099
IFB Ser. 07-60, Class SB, 10.41s, 2037	--	--	490,345	584,981	380,209	453,589
IFB Ser. 06-63, Class SP, 10.11s, 2036	350,440	435,850	553,729	688,685	497,591	618,864
Ser. 03-W6, Class PT1, 10.099s, 2042	33,194	37,209	132,247	148,240	77,263	86,607
IFB Ser. 07-W7, Class 1A4, 9.99s, 2037	238,716	284,754	530,920	633,312	451,678	538,788
IFB Ser. 05-37, Class SU, 9.74s, 2035	130,584	154,548	522,336	618,191	522,336	618,191
IFB Ser. 06-49, Class SE, 9.54s, 2036	308,521	363,978	871,328	1,027,950	754,855	890,540
Ser. 02-T1, Class A4, 9 1/2s, 2031	3,986	4,439	--	--	--	--
Ser. 02-T4, Class A4, 9 1/2s, 2041	31,803	34,993	257,619	283,458	33,053	36,368
Ser. 02-T6, Class A3, 9 1/2s, 2041	33,086	36,699	84,312	93,519	83,151	92,231
Ser. 02-T12, Class A4, 9 1/2s, 2042	16,225	17,966	41,483	45,933	40,814	45,192
IFB Ser. 06-104, Class GS, 9.403s, 2036	--	--	233,177	282,601	234,917	284,710
IFB Ser. 06-60, Class AK, 9.34s, 2036	139,209	165,348	555,988	660,383	427,814	508,142
IFB Ser. 06-60, Class TK, 9.14s, 2036	92,670	108,451	240,016	280,889	226,115	264,622
IFB Ser. 06-104, Class ES, 9 1/8s, 2036	125,961	152,226	552,490	667,695	629,803	761,130
Ser. 04-T3, Class PT1, 9.108s, 2044	32,429	35,882	215,445	238,390	102,504	113,421
IFB Ser. 07-1, Class NK, 8.993s, 2037	282,632	344,122	1,847,171	2,249,046	1,420,160	1,729,134
IFB Ser. 07-81, Class SC, 8.61s, 2037	--	--	749,285	890,057	595,335	707,185
IFB Ser. 06-104, Class CS, 7.808s, 2036	141,123	159,350	586,342	662,072	725,644	819,366
Ser. 99-T2, Class A1, 7 1/2s, 2039	96,187	103,983	26,111	28,227	20,641	22,314
Ser. 00-T6, Class A1, 7 1/2s, 2030	--	--	--	--	1,019	1,090
Ser. 01-T1, Class A1, 7 1/2s, 2040	12,552	13,269	66,510	70,308	41,839	44,229
Ser. 01-T3, Class A1, 7 1/2s, 2040	12,653	13,465	32,054	34,112	33,319	35,459
Ser. 01-T4, Class A1, 7 1/2s, 2028	18,480	20,079	121,973	132,520	99,796	108,426
Ser. 01-T5, Class A3, 7 1/2s, 2030	11,567	12,348	250,963	267,904	50,796	54,225
Ser. 01-T10, Class A2, 7 1/2s, 2041	8,776	9,429	93,925	100,921	72,398	77,790
Ser. 01-T12, Class A2, 7 1/2s, 2041	47,173	50,252	131,287	139,856	125,972	134,194
Ser. 02-14, Class A2, 7 1/2s, 2042	122,869	131,346	480,524	513,674	571,783	611,229
Ser. 02-26, Class A2, 7 1/2s, 2048	77,988	83,261	448,386	478,702	392,539	419,080
Ser. 02-T1, Class A3, 7 1/2s, 2031	30,297	32,433	627,460	671,706	94,876	101,567
Ser. 02-T4, Class A3, 7 1/2s, 2041	46,736	49,835	348,247	371,336	422,729	450,757
Ser. 02-T12, Class A3, 7 1/2s, 2042	18,008	19,247	103,228	110,329	60,457	64,616
Ser. 02-T19, Class A3, 7 1/2s, 2042	23,587	25,386	--	--	--	--
Ser. 03-W1, Class 2A, 7 1/2s, 2042	110,800	118,853	1,140,326	1,223,202	854,263	916,350
Ser. 03-W10, Class 1A1, 7 1/2s, 2032	26,963	28,826	175,496	187,625	172,145	184,043
Ser. 04-T2, Class 1A4, 7 1/2s, 2043	63,199	68,418	172,889	187,167	165,624	179,303
Ser. 04-T3, Class 1A4, 7 1/2s, 2044	2,962	3,207	13,165	14,253	8,557	9,264
IFB Ser. 07-30, Class FS, 7.295s, 2037	680,986	765,468	1,827,514	2,054,234	1,405,059	1,579,370
IFB Ser. 06-30, Class HK, 7.14s, 2036	177,868	196,301	--	--	--	--
IFB Ser. 06-115, Class ES, 7.1s, 2036	--	--	748,811	874,870	575,867	672,811
Ser. 01-T10, Class A1, 7s, 2041	--	--	3,870	4,087	5,573	5,885
Ser. 01-W3, Class A, 7s, 2041	65,656	70,029	79,644	84,948	80,072	85,405
Ser. 02-14, Class A1, 7s, 2042	169,125	178,987	344,433	364,515	323,986	342,876
Ser. 02-26, Class A1, 7s, 2048	44,093	46,824	250,362	265,867	251,437	267,009
Ser. 02-T16, Class A2, 7s, 2042	41,774	44,436	237,039	252,142	237,997	253,161
Ser. 02-T18, Class A3, 7s, 2042	16,877	17,965	--	--	--	--
Ser. 02-T4, Class A2, 7s, 2041	19,778	20,890	90,017	95,080	67,768	71,578
Ser. 03-W3, Class 1A2, 7s, 2042	70,818	75,349	114,629	121,964	115,429	122,815
Ser. 03-W8, Class 2A, 7s, 2042	35,965	38,332	--	--	--	--
Ser. 04-T2, Class 1A3, 7s, 2043	47,473	50,808	--	--	--	--
Ser. 04-T3, Class 1A3, 7s, 2044	79,578	85,150	291,893	312,336	--	--
Ser. 04-W1, Class 2A2, 7s, 2033	413,955	442,475	1,074,617	1,148,654	1,033,549	1,104,757
Ser. 05-W4, Class 1A3, 7s, 2035	140,839	150,163	568,407	606,036	487,046	519,288
Ser. 04-W12, Class 1A3, 7s, 2044	167,655	179,594	--	--	--	--
IFB Ser. 06-8, Class PK, 6.94s, 2036	193,292	213,395	573,728	633,396	630,837	696,444
IFB Ser. 05-74, Class CP, 6.912s, 2035	150,574	171,242	319,218	363,034	320,724	364,746
IFB Ser. 05-57, Class CD, 6.881s, 2035	151,662	168,232	272,993	302,817	265,410	294,406
IFB Ser. 05-74, Class SK, 6.751s, 2035	173,913	191,644	592,510	652,918	570,677	628,858
IFB Ser. 05-99, Class SA, 6.728s, 2035	78,676	87,187	378,431	419,367	380,005	421,111
IFB Ser. 05-106, Class US, 6.728s, 2035	243,738	276,987	777,350	883,387	780,425	886,882
IFB Ser. 06-8, Class HP, 6.728s, 2036	169,314	191,791	480,554	544,349	531,182	601,699
IFB Ser. 06-8, Class WK, 6.728s, 2036	176,906	198,821	775,735	871,828	853,573	959,309
IFB Ser. 06-27, Class SP, 6.728s, 2036	200,000	226,938	452,000	512,880	498,000	565,075
IFB Ser. 05-115, Class NQ, 6.694s, 2036	--	--	184,351	203,243	185,737	204,771
IFB Ser. 05-74, Class CS, 6.641s, 2035	150,574	165,296	363,637	399,190	365,896	401,669
IFB Ser. 05-45, Class DA, 6.582s, 2035	179,858	211,867	538,826	634,718	628,756	740,652
IFB Ser. 05-74, Class DM, 6.545s, 2035	216,489	241,550	739,735	825,368	712,196	794,641
Ser. 371, Class 2, IO, 6 1/2s, 2036	2,040,447	447,901	4,704,463	1,032,681	4,396,537	965,088
Ser. 381, Class 14, IO, 6 1/2s, 2037	229,339	48,272	593,087	124,833	564,889	118,898
Ser. 381, Class 16, IO, 6 1/2s, 2037	--	--	140,111	29,119	140,111	29,119
Ser. 381, Class 15, IO, 6 1/2s, 2037	97,281	21,318	250,687	54,934	239,462	52,475
IFB Ser. 05-45, Class DC, 6.472s, 2035	149,882	167,204	524,587	585,213	374,705	418,010
IFB Ser. 06-46, Class SK, 6.362s, 2036	233,100	259,838	--	--	--	--
IFB Ser. 06-60, Class CS, 6.252s, 2036	115,741	122,700	253,015	268,228	227,893	241,596
IFB Ser. 05-114, Class SP, 6.201s, 2036	--	--	229,380	241,202	231,024	242,932
IFB Ser. 05-57, Class DC, 5.964s, 2034	148,838	162,264	467,777	509,972	453,602	494,518
IFB Ser. 07-96, Class AS, 5.825s, 2037	98,333	107,009	1,032,493	1,123,597	863,361	939,541
IFB Ser. 05-45, Class PC, 5.655s, 2034	72,359	78,019	218,405	235,487	219,068	236,203
IFB Ser. 05-95, Class CP, 5.437s, 2035	--	--	71,299	76,968	71,299	76,968
IFB Ser. 05-95, Class OP, 5.328s, 2035	--	--	222,657	232,456	223,638	233,481
FRB Ser. 07-114, Class A1, 5.065s, 2037	2,049,853	2,038,374	--	--	--	--
IFB Ser. 05-106, Class JC, 5.039s, 2035	--	--	164,940	168,304	156,916	160,116
IFB Ser. 05-83, Class QP, 4.745s, 2034	--	--	129,442	131,747	129,442	131,747
IFB Ser. 05-72, Class SB, 4.713s, 2035	--	--	805,009	830,352	617,030	636,456
IFB Ser. 06-90, Class SE, IO, 2.935s, 2036	184,257	22,663	669,812	82,383	975,062	119,928
IFB Ser. 07-W6, Class 6A2, IO, 2.935s, 2037	94,765	9,421	909,742	90,446	731,043	72,680
IFB Ser. 03-66, Class SA, IO, 2.785s, 2033	192,089	19,742	624,549	64,187	626,828	64,421

IFB Ser. 07-W6, Class 5A2, IO, 2.425s, 2037	125,612	11,842	1,204,942	113,595	968,606	91,315
IFB Ser. 07-W2, Class 3A2, IO, 2.415s, 2037	269,699	24,314	1,383,749	124,746	1,166,051	105,120
IFB Ser. 07-W4, Class 4A2, IO, 2.415s, 2037	886,320	78,823	4,582,878	407,567	4,026,028	358,045
IFB Ser. 05-113, Class AI, IO, 2.365s, 2036	--	--	218,491	22,361	317,928	32,538
IFB Ser. 05-113, Class DI, IO, 2.365s, 2036	1,193,316	100,739	4,070,250	343,607	3,728,900	314,790
IFB Ser. 05-52, Class DC, IO, 2.335s, 2035	299,861	39,704	666,294	88,222	693,394	91,811
IFB Ser. 04-24, Class CS, IO, 2.285s, 2034	250,558	24,357	864,811	84,069	835,194	81,190
IFB Ser. 04-89, Class EI, IO, 2.285s, 2034	673,136	65,069	--	--	--	--
IFB Ser. 06-60, Class SI, IO, 2.285s, 2036	534,707	53,124	1,403,027	139,392	1,179,692	117,204
IFB Ser. 07-W7, Class 3A2, IO, 2.265s, 2037	419,230	35,453	1,993,195	168,560	1,687,120	142,676
IFB Ser. 03-122, Class SA, IO, 2.235s, 2028	302,037	19,814	1,073,263	70,406	1,032,777	67,751
IFB Ser. 03-122, Class SJ, IO, 2.235s, 2028	320,749	21,295	1,139,724	75,668	1,094,536	72,668
IFB Ser. 06-74, Class SN, IO, 2.235s, 2036	249,004	14,487	1,182,767	68,813	1,120,516	65,191
Ser. 03-W12, Class 2, IO, 2.225s, 2043	1,061,513	58,605	2,115,123	116,773	1,739,781	96,051
IFB Ser. 06-60, Class DI, IO, 2.205s, 2035	174,133	13,352	632,118	48,468	920,217	70,559
IFB Ser. 04-60, Class SW, IO, 2.185s, 2034	456,287	46,126	1,588,465	160,578	1,522,894	153,949
IFB Ser. 05-65, Class KI, IO, 2.135s, 2035	778,373	62,192	1,148,911	91,798	1,435,170	114,671
Ser. 03-W10, Class 3, IO, 1.933s, 2043	329,631	15,525	1,353,392	63,740	1,055,907	49,730
Ser. 03-W10, Class 1, IO, 1.931s, 2043	940,615	44,016	4,496,287	210,402	6,543,442	306,198
IFB Ser. 07-30, Class WI, IO, 1.895s, 2037	2,514,454	190,087	8,591,557	649,501	6,853,255	518,090
IFB Ser. 07-39, Class PI, IO, 1.895s, 2037	344,979	28,240	898,442	73,546	754,467	61,760
IFB Ser. 07-54, Class CI, IO, 1.895s, 2037	118,571	10,381	1,120,258	98,081	900,191	78,814
IFB Ser. 05-17, Class ES, IO, 1.885s, 2035	193,542	17,940	687,714	63,747	660,447	61,219
IFB Ser. 05-17, Class SY, IO, 1.885s, 2035	144,604	13,143	317,991	28,903	305,383	27,757
IFB Ser. 05-73, Class SI, IO, 1.885s, 2035	70,606	5,225	357,971	26,492	344,556	25,499
IFB Ser. 06-12, Class SD, IO, 1.885s, 2035	--	--	2,436,588	232,699	2,453,627	234,326
IFB Ser. 06-56, Class SM, IO, 1.885s, 2036	1,134,421	91,745	3,314,982	268,095	2,568,433	207,719
IFB Ser. 06-128, Class SH, IO, 1.885s, 2037	116,465	9,006	835,405	64,604	860,712	66,561
IFB Ser. 07-28, Class SE, IO, 1.885s, 2037	390,961	34,396	1,140,380	100,329	894,289	78,678
IFB Ser. 07-30, Class IE, IO, 1 7/8s, 2037	515,161	51,729	2,532,874	254,332	2,125,971	213,474
IFB Ser. 07-W5, Class 2A2, IO, 1 7/8s, 2037	--	--	528,404	38,580	442,407	32,301
IFB Ser. 06-123, Class CI, IO, 1 7/8s, 2037	884,132	74,598	2,563,089	216,258	2,018,321	170,293
IFB Ser. 06-123, Class UI, IO, 1 7/8s, 2037	362,394	30,143	952,899	79,261	800,538	66,588
IFB Ser. 05-82, Class SY, IO, 1.865s, 2035	424,828	31,439	1,447,884	107,148	1,393,824	103,148
IFB Ser. 05-45, Class SR, IO, 1.855s, 2035	553,587	40,632	1,927,193	141,451	1,847,640	135,612
IFB Ser. 05-17, Class SA, IO, 1.835s, 2035	791,558	72,333	890,504	81,375	855,197	78,148
IFB Ser. 05-17, Class SE, IO, 1.835s, 2035	269,696	24,322	958,314	86,423	920,319	82,997
IFB Ser. 05-23, Class SG, IO, 1.835s, 2035	289,316	26,133	1,028,609	92,912	987,982	89,242
IFB Ser. 05-29, Class SY, IO, 1.835s, 2035	851,618	77,577	--	--	--	--
IFB Ser. 05-54, Class SA, IO, 1.835s, 2035	401,464	29,811	1,387,427	103,025	1,339,456	99,463
IFB Ser. 05-57, Class DI, IO, 1.835s, 2035	614,157	46,749	2,139,428	162,852	2,051,691	156,174
IFB Ser. 05-84, Class SG, IO, 1.835s, 2035	432,085	38,939	1,381,553	124,504	1,385,748	124,882
IFB Ser. 05-95, Class CI, IO, 1.835s, 2035	254,600	22,680	823,209	73,333	827,066	73,677
IFB Ser. 05-104, Class NI, IO, 1.835s, 2035	424,860	37,986	951,685	85,088	960,183	85,847
IFB Ser. 06-16, Class SM, IO, 1.835s, 2036	464,461	39,637	1,079,287	92,105	840,373	71,717
IFB Ser. 07-15, Class BI, IO, 1.835s, 2037	609,233	51,053	1,602,777	134,311	1,345,978	112,792
IFB Ser. 05-83, Class QI, IO, 1.825s, 2035	--	--	219,208	21,318	220,920	21,485
IFB Ser. 06-128, Class GS, IO, 1.815s, 2037	135,575	11,607	1,272,246	108,918	1,022,645	87,550
IFB Ser. 05-83, Class SL, IO, 1.805s, 2035	722,617	55,017	2,349,923	178,912	2,358,743	179,583
IFB Ser. 06-114, Class IS, IO, 1.785s, 2036	211,481	15,909	1,082,080	81,399	912,014	68,605
Ser. 06-116, Class ES, IO, 1.785s, 2036	334,076	25,417	796,450	60,595	956,406	72,765
IFB Ser. 06-115, Class GI, IO, 1.775s, 2036	--	--	1,017,880	83,992	840,288	69,338
IFB Ser. 06-115, Class IE, IO, 1.775s, 2036	326,570	29,266	841,722	75,433	706,495	63,314
IFB Ser. 06-117, Class SA, IO, 1.775s, 2036	485,106	36,300	1,276,363	95,508	1,071,970	80,214
IFB Ser. 06-121, Class SD, IO, 1.775s, 2036	411,861	31,311	2,490,490	189,333	1,901,238	144,537
IFB Ser. 06-109, Class SG, IO, 1.765s, 2036	593,922	45,442	1,724,627	131,954	1,320,309	101,019
IFB Ser. 06-104, Class IM, IO, 1.755s, 2036	107,912	8,673	361,314	29,038	458,627	36,859
IFB Ser. 06-104, Class SY, IO, 1.755s, 2036	232,487	17,075	780,035	57,290	990,076	72,716
IFB Ser. 06-109, Class SH, IO, 1.755s, 2036	432,902	40,987	1,270,474	120,288	997,557	94,449
IFB Ser. 05-122, Class SG, IO, 1.735s, 2035	112,151	9,707	1,089,225	94,280	847,930	73,394
IFB Ser. 06-8, Class JH, IO, 1.735s, 2036	732,503	64,477	3,763,415	331,269	3,168,016	278,860
IFB Ser. 06-8, Class PS, IO, 1.735s, 2036	243,783	22,138	--	--	--	--
IFB Ser. 06-44, Class IS, IO, 1.735s, 2036	395,250	30,614	1,073,530	83,150	1,222,884	94,718
IFB Ser. 06-45, Class SM, IO, 1.735s, 2036	197,436	12,505	1,032,635	65,404	1,116,439	70,712
IFB Ser. 06-45, Class XS, IO, 1.735s, 2034	422,899	32,475	--	--	--	--
Ser. 06-104, Class SG, IO, 1.735s, 2036	697,499	49,779	1,764,081	125,898	2,161,556	154,265
IFB Ser. 06-128, Class SC, IO, 1.735s, 2037	901,870	69,793	4,047,822	313,250	3,172,427	245,506
IFB Ser. 07-W6, Class 4A2, IO, 1.735s, 2037	688,785	52,337	4,869,234	369,983	3,913,508	297,364
IFB Ser. 05-95, Class OI, IO, 1.725s, 2035	--	--	121,796	12,307	122,654	12,394
IFB Ser. 06-92, Class JI, IO, 1.715s, 2036	270,712	20,889	682,548	52,668	886,691	68,421
IFB Ser. 06-92, Class LI, IO, 1.715s, 2036	471,967	36,264	1,239,972	95,273	1,041,204	80,001
IFB Ser. 06-96, Class ES, IO, 1.715s, 2036	268,780	20,084	1,624,854	121,415	1,239,516	92,621
IFB Ser. 06-99, Class AS, IO, 1.715s, 2036	377,197	29,968	965,158	76,680	1,208,538	96,016
IFB Ser. 06-85, Class TS, IO, 1.695s, 2036	313,609	22,727	1,188,757	86,149	1,396,461	101,201
IFB Ser. 06-61, Class SE, IO, 1.685s, 2036	410,447	27,235	1,292,126	85,740	1,442,449	95,714
IFB Ser. 07-75, Class PI, IO, 1.675s, 2037	331,711	24,918	1,553,702	116,715	1,333,515	100,175
IFB Ser. 07-76, Class SA, IO, 1.675s, 2037	513,187	30,640	1,230,660	73,477	1,230,660	73,477
IFB Ser. 07-W7, Class 2A2, IO, 1.665s, 2037	816,544	59,941	3,347,831	245,757	2,862,824	210,153
IFB Ser. 07-90, Class S, IO, 1.645s, 2037	253,308	12,057	2,495,557	118,780	2,143,740	102,035
Ser. 03-W8, Class 12, IO, 1.636s, 2042	1,439,006	61,401	5,106,120	217,874	3,931,536	167,755
IFB Ser. 03-124, Class ST, IO, 1.635s, 2034	125,535	8,568	--	--	--	--
Ser. 06-94, Class NI, IO, 1.635s, 2036	344,468	23,802	860,064	59,429	1,054,058	72,834
IFB Ser. 07-1, Class NI, IO, 1.635s, 2037	1,137,528	83,419	3,184,204	233,508	2,729,193	200,141
IFB Ser. 07-103, Class AI, IO, 1.635s, 2037	1,091,667	75,871	5,599,617	389,173	4,719,485	328,004
IFB Ser. 06-70, Class WI, IO, 1.585s, 2036	186,558	8,304	887,102	39,486	751,562	33,453
IFB Ser. 07-109, Class XI, IO, 1.585s, 2037	198,994	14,347	895,472	64,564	795,975	57,390
IFB Ser. 07-W8, Class 2A2, IO, 1.585s, 2037	518,027	38,519	2,457,156	182,705	2,079,056	154,591
IFB Ser. 07-30, Class JS, IO, 1.575s, 2037	853,471	64,295	2,242,864	168,964	1,883,460	141,888
IFB Ser. 07-30, Class LI, IO, 1.575s, 2037	1,398,534	107,815	4,090,385	315,332	3,169,513	244,341
IFB Ser. 07-W2, Class 1A2, IO, 1.565s, 2037	107,953	7,590	1,076,610	75,700	927,811	65,237
IFB Ser. 07-54, Class IA, IO, 1.545s, 2037	238,773	18,175	1,172,071	89,218	982,569	74,793
IFB Ser. 07-54, Class IB, IO, 1.545s, 2037	238,773	18,175	1,172,071	89,218	982,569	74,793
IFB Ser. 07-54, Class IC, IO, 1.545s, 2037	238,773	18,175	1,172,071	89,218	982,569	74,793
IFB Ser. 07-54, Class ID, IO, 1.545s, 2037	238,773	18,175	1,172,071	89,218	982,569	74,793
IFB Ser. 07-54, Class IE, IO, 1.545s, 2037	238,773	18,175	1,172,071	89,218	982,569	74,793
IFB Ser. 07-54, Class IF, IO, 1.545s, 2037	354,369	26,974	1,744,367	132,781	1,461,062	111,215
IFB Ser. 07-54, Class UI, IO, 1.545s, 2037	155,994	12,801	1,556,114	127,691	1,272,836	104,446
IFB Ser. 07-56, Class SA, IO, 1.545s, 2037	200,700	11,484	976,991	55,901	838,773	47,992
IFB Ser. 07-91, Class AS, IO, 1.535s, 2037	218,446	14,837	1,029,401	69,917	876,683	59,544
IFB Ser. 07-91, Class HS, IO, 1.535s, 2037	113,475	8,148	1,093,050	78,484	926,232	66,506
IFB Ser. 06-115, Class JI, IO, 1.515s, 2036	1,195,104	88,964	3,460,450	257,596	2,720,199	202,492
IFB Ser. 06-123, Class BI, IO, 1.515s, 2037	2,143,350	154,295	6,233,576	448,742	4,902,913	352,950
IFB Ser. 07-15, Class CI, IO, 1.515s, 2037	1,634,190	122,184	4,746,495	354,882	3,736,602	279,375
IFB Ser. 06-123, Class LI, IO, 1.455s, 2037	794,826	55,764	2,304,101	161,654	1,812,917	127,193
IFB Ser. 07-116, Class IA, IO, 1.263s, 2037	913,000	60,715	4,723,000	314,080	4,149,000	275,909
IFB Ser. 07-39, Class AI, IO, 1.255s, 2037	400,798	25,948	2,036,390	131,840	1,714,270	110,985
IFB Ser. 07-32, Class SD, IO, 1.245s, 2037	279,878	18,447	1,386,331	91,374	1,164,294	76,739
IFB Ser. 07-33, Class SD, IO, 1.245s, 2037	1,553,094	94,290	4,637,199	281,529	3,538,624	214,833
IFB Ser. 07-39, Class SY, IO, 1.245s, 2037	272,874	11,913	3,001,612	131,042	2,364,906	103,246
IFB Ser. 05-74, Class SE, IO, 1.235s, 2035	1,937,902	107,827	2,631,125	146,399	2,405,189	133,828
IFB Ser. 05-82, Class SI, IO, 1.235s, 2035	819,855	47,048	2,792,926	160,274	2,689,266	154,325
IFB Ser. 07-1, Class CI, IO, 1.235s, 2037	272,885	18,063	1,343,644	88,937	1,125,878	74,523
IFB Ser. 07-30, Class UI, IO, 1.235s, 2037	231,366	15,863	1,135,713	77,869	952,089	65,279
IFB Ser. 07-32, Class SC, IO, 1.235s, 2037	367,574	24,620	1,836,003	122,977	1,541,197	103,231
IFB Ser. 07-W4, Class 1A2, IO, 1.225s, 2037	3,115,755	185,316	16,321,460	970,754	13,676,008	813,410
IFB Ser. 05-74, Class NI, IO, 1.215s, 2035	452,458	32,074	--	--	--	--
IFB Ser. 07-W5, Class 1A2, IO, 1.215s, 2037	554,053	29,336	2,698,932	142,905	2,261,162	119,726
IFB Ser. 07-4, Class PS, IO, 1.19s, 2037	1,149,905	69,458	5,570,153	336,458	4,697,544	283,749
FRB Ser. 03-W17, Class 12, IO, 1.151s, 2033	--	--	1,674,526	64,134	1,607,635	61,572
IFB Ser. 05-58, Class IK, IO, 1.135s, 2035	266,814	19,507	923,305	67,505	891,214	65,158
IFB Ser. 07-116, Class BI, IO, 1.013s, 2037	844,000	47,517	4,363,000	245,637	3,832,000	215,742
IFB Ser. 07-75, Class ID, IO, 1.005s, 2037	147,640	9,281	1,385,469	87,098	1,113,655	70,011
Ser. 03-T2, Class 2, IO, 0.818s, 2042	690,041	16,536	6,641,640	159,154	4,722,465	113,165
Ser. 03-W6, Class 51, IO, 0.682s, 2042	464,993	8,441	2,079,951	37,758	1,647,286	29,904
Ser. 06-W3, Class 1AS, IO, 0.662s, 2046	1,522,071	70,320	4,461,724	206,132	4,468,690	206,454
Ser. 01-T12, Class IO, 0.565s, 2041	2,496,281	34,091	1,252,099	17,100	833,193	11,379
Ser. 03-W2, Class 1, IO, 0.47s, 2042	331,860	4,173	11,651,968	146,529	9,328,949	117,316
Ser. 02-T4, IO, 0.452s, 2041	6,721,932	71,574	7,065,214	75,229	4,467,642	47,571
Ser. 01-50, Class B1, IO, 0.448s, 2041	3,083,488	30,437	2,180,317	21,522	1,459,724	14,409
Ser. 02-T1, Class IO, IO, 0.427s, 2031	1,156,343	12,731	1,435,881	15,808	911,748	10,038
Ser. 03-W6, Class 3, IO, 0.366s, 2042	631,340	5,894	2,823,684	26,360	2,236,460	20,878
Ser. 03-W6, Class 23, IO, 0.351s, 2042	675,950	7,107	3,022,642	31,780	2,393,883	25,169
Ser. 02-W8, Class 1, IO, 0.348s, 2042	1,284,198	11,878	--	--	--	--
Ser. 01-79, Class BI, IO, 0.336s, 2045	1,113,779	9,224	7,590,830	62,867	5,397,543	44,703
Ser. 372, Class 1, Principal Only (PO), zero %, 2036	2,010,538	1,599,767	10,999,025	8,751,824	9,070,740	7,217,506
Ser. 03-34, Class P1, PO, zero %, 2043	37,442	25,373	--	--	--	--
Ser. 04-38, Class AO, PO, zero %, 2034	325,894	237,472	906,212	660,338	841,176	612,948
Ser. 04-61, Class CO, PO, zero %, 2031	228,287	193,810	690,741	586,421	619,217	525,700
FRB Ser. 05-36, Class QA, zero %, 2035	--	--	103,879	94,387	100,266	91,104
FRB Ser. 05-57, Class UL, zero %, 2035	152,753	148,119	527,546	511,538	509,543	494,081
FRB Ser. 05-65, Class CU, zero %, 2034	--	--	148,209	166,080	142,574	159,765
FRB Ser. 05-65, Class ER, zero %, 2035	165,774	157,313	562,845	534,119	541,878	514,222
FRB Ser. 05-79, Class FE, zero %, 2035	42,210	42,064	--	--	--	--
FRB Ser. 05-81, Class DF, zero %, 2033	--	--	60,538	61,672	58,646	59,745
FRB Ser. 05-117, Class GF, zero %, 2036	119,664	109,809	133,031	122,075	116,482	106,889
FRB Ser. 06-1, Class HF, zero %, 2032	--	--	58,925	57,870	89,691	88,085
Ser. 06-56, Class XF, zero %, 2036	--	--	79,020	80,229	79,020	80,229
IFB Ser. 06-75, Class FY, zero %, 2036	--	--	248,711	248,860	195,130	195,247
FRB Ser. 06-104, Class EK, zero %, 2036	66,836	66,443	88,224	87,705	120,974	120,262
FRB Ser. 06-115, Class SN, zero %, 2036	89,187	92,852	492,311	512,543	420,070	437,333
Ser. 07-15, Class IM, IO, zero %, 2009	417,053	8,260	1,208,904	23,943	1,021,506	20,231
Ser. 07-16, Class TS, IO, zero %, 2009	1,652,716	28,060	4,839,773	82,171	4,124,962	70,035
Ser. 07-31, Class TS, IO, zero %, 2009	1,069,923	20,147	3,101,668	58,407	2,619,371	49,325
FRB Ser. 07-76, Class SF, zero %, 2037	98,156	99,063	109,935	110,951	--	--
Federal Home Loan Mortgage Corp. Structured
Pass-Through Securities
Ser. T-42, Class A6, 9 1/2s, 2042	16,887	18,582	43,016	47,330	42,379	46,629
Ser. T-42, Class A5, 7 1/2s, 2042	107,483	115,265	252,184	270,442	422,873	453,489
Ser. T-51, Class 2A, 7 1/2s, 2042	109,020	116,697	240,293	257,214	279,105	298,760
Ser. T-58, Class 4A, 7 1/2s, 2043	507,703	547,309	165,010	177,882	90,816	97,900
Ser. T-41, Class 2A, 7s, 2032	12,432	13,143	35,307	37,326	35,555	37,589
Ser. T-58, Class 3A, 7s, 2043	19,991	21,317	18,100	19,301	--	--
Ser. T-60, Class 1A2, 7s, 2044	128,519	137,590	786,022	841,496	790,659	846,460
IFB Ser. T-56, Class 2ASI, IO, 3.235s, 2043 163,121		17,128	732,598	76,923	582,384	61,150
Ser. T-56, Class A, IO, 0.524s, 2043	603,686	8,126	2,120,532	28,544	1,691,307	22,767

Ser. T-56, Class 3, IO, 0.369s, 2043	565,367	998	1,877,609	3,314	1,533,916	2,707
Ser. T-56, Class 1, IO, 0.286s, 2043	720,806	937	2,394,228	3,113	1,955,718	2,542
Ser. T-56, Class 2, IO, 0.037s, 2043	660,554	727	2,193,489	2,413	1,791,913	1,971
FFCA Secured Lending Corp. Ser. 99-1A, Class C1,
7.59s, 2025	100,000	75,070	--	--	--	--
FFCA Secured Lending Corp. 144A
Ser. 00-1, Class A2, 7.77s, 2027	111,356	123,398	378,953	419,932	200,271	221,928
Ser. 00-1, Class X, IO, 1.346s, 2020	417,755	21,931	1,615,135	84,791	1,032,233	54,190
First Horizon Alternative Mortgage Securities FRB Ser.
05-AA10, Class 2A1, 5.753s, 2035	445,296	440,913	1,224,273	1,212,221	872,382	863,795
First Union National Bank-Bank of America Commercial
Mortgage 144A Ser. 01-C1, Class 3, IO, 1.682s, 2033	--	--	6,596,685	267,704	5,875,557	238,440
First Union-Lehman Brothers Commercial Mortgage Trust
II
Ser. 97-C2, Class F, 7 1/2s, 2029	--	--	580,000	609,292	538,000	565,171
Ser. 97-C2, Class G, 7 1/2s, 2029	71,000	78,194	185,000	203,744	288,000	317,179
First Union-Lehman Brothers-Bank of America 144A Ser.
98-C2, Class G, 7s, 2035	--	--	717,000	728,207	703,000	713,988
Freddie Mac
IFB Ser. 3339, Class WS, 10.168s, 2037	--	--	583,396	784,379	485,039	652,136
IFB Ser. 3339, Class JS, 10.156s, 2037	--	--	525,007	655,239	436,732	545,066
IFB Ser. 3355, Class KS, 9.461s, 2037	--	--	934,388	1,056,536	770,132	870,808
IFB Ser. 3153, Class SQ, 9 3/8s, 2036	437,626	545,558	--	--	--	--
IFB Ser. 3202, Class PS, 9.075s, 2036	--	--	284,731	355,516	481,469	601,163
IFB Ser. 3331, Class SE, 8.835s, 2037	--	--	427,516	509,015	370,834	441,528
IFB Ser. 3349, Class SA, 8.835s, 2037	--	--	1,712,822	2,101,596	1,485,430	1,822,591
IFB Ser. 3182, Class PS, 8.49s, 2032	82,048	100,074	479,160	584,432	477,519	582,430
IFB Ser. 3360, Class SB, 8.42s, 2037	--	--	489,710	645,120	391,768	516,096
IFB Ser. 3153, Class SX, 8.113s, 2036	271,551	324,730	234,408	280,314	--	--
IFB Ser. 3202, Class HM, 8.112s, 2036	--	--	181,456	218,031	271,759	326,535
IFB Ser. 3081, Class DC, 6.536s, 2035	162,054	183,747	309,524	350,956	309,524	350,956
IFB Ser. 3114, Class GK, 6.29s, 2036	--	--	191,172	216,456	209,618	237,343
IFB Ser. 2976, Class KL, 5.949s, 2035	171,872	189,621	548,826	605,506	526,408	580,773
IFB Ser. 2979, Class AS, 5.839s, 2034	--	--	136,408	147,404	137,183	148,241
IFB Ser. 2990, Class DP, 5.839s, 2034	79,676	86,463	471,683	511,862	454,951	493,705
IFB Ser. 3149, Class SU, 5.837s, 2036	--	--	424,040	441,443	355,755	370,356
IFB Ser. 3153, Class UT, 5.582s, 2036	169,134	181,358	138,690	148,714	--	--
IFB Ser. 3065, Class DC, 4.778s, 2035	172,057	178,082	490,153	507,317	491,832	509,054
IFB Ser. 3360, Class SC, 4.643s, 2037	--	--	965,128	1,024,989	741,512	787,504
IFB Ser. 3031, Class BS, 4.156s, 2035	198,707	200,949	--	--	--	--
IFB Ser. 2990, Class LB, 4.096s, 2034	169,520	169,222	575,216	574,206	550,529	549,562
IFB Ser. 2990, Class WP, 4.057s, 2035	73,085	75,292	344,961	355,380	333,268	343,334
IFB Ser. 3012, Class ST, 3.861s, 2035	80,570	84,434	--	--	--	--
IFB Ser. 2927, Class SI, IO, 3.473s, 2035	214,525	28,642	763,042	101,875	732,855	97,844
IFB Ser. 2828, Class GI, IO, 2.473s, 2034	243,719	27,901	798,997	91,470	798,089	91,366
IFB Ser. 3184, Class SP, IO, 2.323s, 2033	187,172	16,913	1,765,416	159,528	1,418,329	128,164
IFB Ser. 2869, Class SH, IO, 2.273s, 2034	121,838	8,971	420,103	30,934	403,447	29,707
IFB Ser. 2869, Class JS, IO, 2.223s, 2034	556,377	40,673	1,823,996	133,339	1,821,922	133,187
IFB Ser. 3203, Class SH, IO, 2.113s, 2036	106,094	10,882	1,002,373	102,817	805,464	82,620
IFB Ser. 2755, Class SG, IO, 2.073s, 2031	345,399	28,030	1,673,945	135,845	1,411,509	114,548
IFB Ser. 2594, Class SE, IO, 2.023s, 2030	257,985	16,810	--	--	--	--
IFB Ser. 2815, Class PT, IO, 2.023s, 2032	245,963	21,607	873,982	76,776	839,330	73,732
IFB Ser. 2828, Class TI, IO, 2.023s, 2030	143,897	12,111	438,200	36,881	439,503	36,991
IFB Ser. 3297, Class BI, IO, 1.733s, 2037	1,339,105	118,637	3,519,000	311,764	2,955,363	261,829
IFB Ser. 2922, Class SE, IO, 1.723s, 2035	317,292	24,715	1,104,458	86,029	1,058,892	82,480
IFB Ser. 3028, Class ES, IO, 1.723s, 2035	715,618	64,876	2,285,199	207,171	2,294,257	207,992
IFB Ser. 3249, Class SI, IO, 1.723s, 2036	286,059	26,839	572,119	53,678	476,766	44,731
IFB Ser. 3281, Class BI, IO, 1.723s, 2037	282,702	23,550	687,606	57,280	577,261	48,088
IFB Ser. 3284, Class IV, IO, 1.723s, 2037	96,484	8,789	899,228	81,914	754,502	68,731
IFB Ser. 3287, Class SD, IO, 1.723s, 2037	574,676	46,946	1,673,858	136,739	1,310,809	107,081
IFB Ser. 3045, Class DI, IO, 1.703s, 2035	358,673	26,086	2,638,080	191,864	3,938,081	286,411
IFB Ser. 2927, Class ES, IO, 1.673s, 2035	170,066	11,179	602,903	39,631	579,247	38,076
IFB Ser. 2950, Class SM, IO, 1.673s, 2016	244,245	19,715	1,369,094	110,513	1,255,615	101,353
IFB Ser. 3054, Class CS, IO, 1.673s, 2035	165,585	10,740	496,014	32,174	499,710	32,413
IFB Ser. 3066, Class SI, IO, 1.673s, 2035	615,522	56,443	1,568,154	143,799	1,574,024	144,337
IFB Ser. 3107, Class DC, IO, 1.673s, 2035	375,309	35,267	2,227,472	209,311	2,455,618	230,749
IFB Ser. 3118, Class SD, IO, 1.673s, 2036	509,560	38,492	1,774,010	134,008	1,700,704	128,471
IFB Ser. 3129, Class SP, IO, 1.673s, 2035	141,335	9,090	945,659	60,821	1,021,895	65,724
IFB Ser. 3136, Class NS, IO, 1.673s, 2036	1,119,150	90,038	1,511,285	121,586	1,686,532	135,685
Ser. 3236, Class ES, IO, 1.673s, 2036	421,200	31,565	1,087,322	81,485	1,229,700	92,155
IFB Ser. 3256, Class S, IO, 1.663s, 2036	206,649	17,734	1,943,959	166,820	1,561,751	134,021
IFB Ser. 3031, Class BI, IO, 1.662s, 2035	153,946	15,160	432,591	42,600	434,130	42,752
IFB Ser. 3244, Class SB, IO, 1.633s, 2036	376,219	29,967	988,711	78,753	830,590	66,158
IFB Ser. 3244, Class SG, IO, 1.633s, 2036	428,550	36,285	1,125,994	95,338	945,331	80,041
IFB Ser. 2962, Class BS, IO, 1.623s, 2035	738,487	51,639	2,587,688	180,944	2,465,087	172,371
IFB Ser. 3114, Class TS, IO, 1.623s, 2030	888,459	53,586	2,876,954	173,518	2,899,322	174,867
IFB Ser. 3236, Class IS, IO, 1.623s, 2036	697,620	53,088	1,834,353	139,593	1,539,546	117,158
IFB Ser. 2990, Class LI, IO, 1.603s, 2034	238,954	20,479	844,819	72,402	808,590	69,298
IFB Ser. 3128, Class JI, IO, 1.603s, 2036	589,799	49,802	1,614,792	136,351	1,829,934	154,517
IFB Ser. 3065, Class DI, IO, 1.593s, 2035	80,671	7,892	341,240	33,384	342,853	33,542
IFB Ser. 3153, Class JI, IO, 1.593s, 2036	384,743	26,644	1,830,310	126,753	1,550,093	107,347
IFB Ser. 3229, Class BI, IO, 1.593s, 2036	88,454	6,429	295,418	21,471	375,284	27,276
IFB Ser. 3240, Class S, IO, 1.593s, 2036	1,372,840	107,792	4,001,107	314,156	3,152,114	247,495
IFB Ser. 3114, Class GI, IO, 1.573s, 2036	161,106	16,354	455,932	46,283	501,847	50,944
IFB Ser. 3145, Class GI, IO, 1.573s, 2036	482,245	43,710	1,320,353	119,676	1,496,622	135,653
IFB Ser. 3315, Class DS, IO, 1.573s, 2037	385,550	24,158	963,875	60,396	1,060,263	66,435
IFB Ser. 3339, Class JI, IO, 1.563s, 2037	1,228,424	77,145	3,439,029	215,971	2,948,403	185,160
IFB Ser. 3218, Class AS, IO, 1.553s, 2036	136,663	9,663	1,304,349	92,228	1,094,165	77,367
IFB Ser. 3221, Class SI, IO, 1.553s, 2036	564,255	41,487	1,483,234	109,056	1,245,012	91,541
IFB Ser. 3153, Class UI, IO, 1.543s, 2036	2,336,438	229,007	519,401	50,909	3,068,793	300,789
IFB Ser. 3202, Class PI, IO, 1.513s, 2036	1,534,058	116,527	4,032,714	306,325	3,386,052	257,205
IFB Ser. 3201, Class SG, IO, 1.473s, 2036	710,058	54,040	1,867,938	142,162	1,568,584	119,379
IFB Ser. 3203, Class SE, IO, 1.473s, 2036	643,793	47,297	1,690,925	124,226	1,420,308	104,345
IFB Ser. 3355, Class LI, IO, 1.473s, 2037	277,437	14,560	1,336,245	70,129	1,148,862	60,294
IFB Ser. 3355, Class MI, IO, 1.473s, 2037	231,871	16,903	1,085,194	79,107	931,239	67,885
IFB Ser. 3171, Class PS, IO, 1.458s, 2036	346,000	27,316	1,660,799	131,118	1,403,771	110,826
IFB Ser. 3152, Class SY, IO, 1.453s, 2036	444,124	37,628	1,239,141	104,986	1,360,343	115,254
IFB Ser. 3199, Class S, IO, 1.423s, 2036	314,137	24,375	830,406	64,435	1,214,546	94,242
IFB Ser. 3284, Class BI, IO, 1.423s, 2037	426,690	30,610	1,121,665	80,466	942,198	67,591
IFB Ser. 3284, Class LI, IO, 1.413s, 2037	1,759,324	131,738	5,387,814	403,441	4,190,522	313,787
IFB Ser. 3281, Class AI, IO, 1.403s, 2037	1,649,034	124,917	4,789,611	362,820	3,770,545	285,624
IFB Ser. 3012, Class UI, IO, 1.393s, 2035	100,698	7,416	--	--	--	--
IFB Ser. 3274, Class JS, IO, 1.383s, 2037	723,034	48,768	3,472,652	234,226	2,941,540	198,403
IFB Ser. 3311, Class IA, IO, 1.383s, 2037	338,030	26,718	1,651,955	130,570	1,383,631	109,362
IFB Ser. 3311, Class IB, IO, 1.383s, 2037	338,030	26,718	1,651,955	130,570	1,383,631	109,362
IFB Ser. 3311, Class IC, IO, 1.383s, 2037	338,030	26,718	1,651,955	130,570	1,383,631	109,362
IFB Ser. 3311, Class ID, IO, 1.383s, 2037	338,030	26,718	1,651,955	130,570	1,383,631	109,362
IFB Ser. 3311, Class IE, IO, 1.383s, 2037	338,030	26,718	2,447,376	193,440	2,031,045	160,533
IFB Ser. 3240, Class GS, IO, 1.353s, 2036	839,155	62,084	2,419,265	178,987	1,910,416	141,340
IFB Ser. 3339, Class TI, IO, 1.113s, 2037	229,501	16,073	2,163,870	151,548	1,738,618	121,766
IFB Ser. 3288, Class SJ, IO, 1.103s, 2037	350,469	21,814	1,789,765	111,397	1,509,572	93,957
IFB Ser. 3284, Class CI, IO, 1.093s, 2037	1,255,222	84,722	3,662,307	247,189	2,871,740	193,829
IFB Ser. 3016, Class SQ, IO, 1.083s, 2035	285,637	14,789	864,632	44,766	955,868	49,490
IFB Ser. 3291, Class SA, IO, 1.083s, 2037	380,974	22,568	2,306,126	136,608	1,760,240	104,271
IFB Ser. 3012, Class WI, IO, 1.073s, 2035	159,902	11,815	--	--	--	--
IFB Ser. 3284, Class WI, IO, 1.073s, 2037	2,089,670	135,832	6,092,391	396,016	4,777,982	310,577
IFB Ser. 3012, Class IG, IO, 1.053s, 2035	373,560	25,643	--	--	--	--
IFB Ser. 3235, Class SA, IO, 0.923s, 2036	336,454	18,093	881,616	47,408	740,377	39,813
Ser. 236, PO, zero %, 2036	96,622	77,030	--	--	--	--
Ser. 239, PO, zero %, 2036	298,365	235,682	2,247,224	1,775,104	2,242,912	1,771,698
Ser. 242, PO, zero %, 2036	5,242,945	4,199,435	9,203,431	7,371,660	10,008,795	8,016,731
Ser. 246, PO, zero %, 2037	922,408	737,827	9,224,079	7,378,272	7,415,345	5,931,479
Ser. 1208, Class F, PO, zero %, 2022	7,816	6,753	--	--	--	--
FRB Ser. 3003, Class XF, zero %, 2035	126,670	121,529	450,947	432,644	435,113	417,453
FRB Ser. 3036, Class AS, zero %, 2035	--	--	81,830	81,036	--	--
FRB Ser. 3117, Class AF, zero %, 2036	--	--	87,727	93,462	--	--
FRB Ser. 3122, Class GF, zero %, 2036	--	--	414,086	419,746	347,489	352,239
FRB Ser. 3147, Class SF, zero %, 2036	--	--	714,927	737,883	533,689	550,825
FRB Ser. 3149, Class XF, zero %, 2036	--	--	223,771	226,963	177,220	179,748
FRB Ser. 3174, Class SF, zero %, 2036	--	--	258,281	260,246	203,451	204,999
FRB Ser. 3228, Class BF, zero %, 2036	243,443	245,146	151,735	152,797	371,000	373,596
FRB Ser. 3231, Class X, zero %, 2036	--	--	130,044	134,196	141,078	145,582
FRB Ser. 3231, Class XB, zero %, 2036	--	--	389,949	389,191	316,834	316,218
FRB Ser. 3239, Class BF, zero %, 2036	223,944	236,764	577,409	610,462	468,779	495,614
FRB Ser. 3263, Class TA, zero %, 2037	--	--	150,798	162,971	122,166	132,027
FRB Ser. 3283, Class HF, zero %, 2036	--	--	87,622	90,739	--	--
Ser. 3300, PO, zero %, 2037	--	--	849,723	692,347	728,334	593,440
FRB Ser. 3326, Class WF, zero %, 2035	266,511	253,567	532,090	506,248	555,387	528,413
FRB Ser. 3326, Class XF, zero %, 2037	--	--	545,287	523,554	464,679	446,159
FRB Ser. 3326, Class YF, zero %, 2037	--	--	1,299,172	1,340,634	1,172,489	1,209,908
FRB Ser. 3327, Class YF, zero %, 2037	248,087	248,545	531,615	532,597	435,551	436,356
FRB Ser. 3349, Class DO, zero %, 2037	--	--	289,017	287,487	243,642	242,352
GE Capital Commercial Mortgage Corp. 144A
Ser. 05-C2, Class XC, IO, 0.066s, 2043	11,765,828	79,536	20,854,454	140,975	20,053,507	135,560
Ser. 05-C3, Class XC, IO, 0.059s, 2045	25,053,711	110,587	48,668,941	214,825	49,044,885	216,484
Ser. 07-C1, Class XC, IO, 0.043s, 2019	25,637,517	165,325	71,669,761	462,168	56,491,848	364,292
GMAC Commercial Mortgage Securities, Inc.
Ser. 99-C3, Class F, 7.834s, 2036	56,000	57,534	75,000	77,055	112,000	115,069
Ser. 97-C1, Class X, IO, 1.279s, 2029	402,153	21,292	--	--	--	--
Ser. 05-C1, Class X1, IO, 0.166s, 2043	4,480,966	52,338	18,848,163	220,147	20,471,346	239,105
GMAC Commercial Mortgage Securities, Inc. 144A
Ser. 99-C3, Class G, 6.974s, 2036	--	--	350,039	354,950	306,364	310,663
Ser. 06-C1, Class XC, IO, 0.056s, 2045	19,807,563	111,418	--	--	35,981,903	202,398
Government National Mortgage Association
IFB Ser. 07-26, Class WS, 15.015s, 2037	248,294	378,122	1,443,212	2,197,836	1,108,596	1,688,257
IFB Ser. 07-38, Class AS, 11.46s, 2037	285,635	373,164	1,237,751	1,617,044	1,047,328	1,368,268
IFB Ser. 07-44, Class SP, 10.598s, 2036	--	--	716,597	882,686	564,916	695,849
IFB Ser. 06-34, Class SA, 9.848s, 2036	--	--	108,792	129,437	101,884	121,218
IFB Ser. 07-51, Class SP, 9.788s, 2037	139,717	165,405	267,871	317,121	449,021	531,576
IFB Ser. 07-67, Class SB, 9.368s, 2037	109,725	127,442	1,440,258	1,672,815	397,381	461,545
IFB Ser. 07-35, Class DK, 8.781s, 2035	--	--	461,000	542,386	375,000	441,203
IFB Ser. 07-64, Class AM, 8.006s, 2037	390,729	416,517	1,465,234	1,561,940	781,458	833,034
IFB Ser. 05-7, Class JM, 5.728s, 2034	162,886	171,315	561,436	590,490	542,029	570,078
IFB Ser. 05-84, Class SB, 4.628s, 2035	82,968	82,298	--	--	--	--
IFB Ser. 05-68, Class DP, 4.319s, 2035	115,836	118,286	--	--	--	--

IFB Ser. 05-66, Class SP, 4.075s, 2035	--	--	301,515	305,958	303,223	307,691
IFB Ser. 05-84, Class SL, 4.075s, 2035	200,068	203,793	--	--	--	--
IFB Ser. 06-62, Class SI, IO, 2.431s, 2036	546,785	39,793	1,438,687	104,702	1,207,485	87,876
IFB Ser. 07-1, Class SL, IO, 2.411s, 2037	290,915	24,010	781,112	64,468	612,969	50,590
IFB Ser. 07-1, Class SM, IO, 2.401s, 2037	290,915	23,931	781,112	64,255	612,969	50,424
IFB Ser. 07-26, Class SG, IO, 1.901s, 2037	719,381	55,349	1,891,276	145,515	1,587,667	122,155
IFB Ser. 07-9, Class BI, IO, 1.871s, 2037	920,430	62,819	4,022,033	274,504	3,451,613	235,573
IFB Ser. 07-31, Class CI, IO, 1.861s, 2037	186,198	12,879	1,117,187	77,275	930,989	64,396
IFB Ser. 07-11, Class SA, IO, 1.851s, 2037	113,991	8,419	1,089,560	80,467	913,825	67,489
IFB Ser. 07-14, Class SB, IO, 1.851s, 2037	218,512	15,910	1,047,157	76,243	885,401	64,466
IFB Ser. 07-22, Class S, IO, 1.851s, 2037	388,666	34,152	1,012,857	88,999	852,932	74,947
IFB Ser. 07-25, Class SA, IO, 1.851s, 2037	304,851	19,217	1,507,830	95,049	1,265,044	79,745
IFB Ser. 07-25, Class SB, IO, 1.851s, 2037	505,653	31,875	2,945,380	185,668	2,470,760	155,749
IFB Ser. 07-26, Class LS, IO, 1.851s, 2037	1,497,617	109,848	3,937,425	288,804	3,306,390	242,518
IFB Ser. 07-51, Class SJ, IO, 1.801s, 2037	257,826	22,946	1,232,824	109,718	1,044,147	92,926
IFB Ser. 07-26, Class SD, IO, 1.773s, 2037	424,545	29,053	2,081,265	142,427	1,744,152	119,357
IFB Ser. 07-58, Class PS, IO, 1.751s, 2037	664,366	54,948	512,198	42,363	3,548,590	293,494
IFB Ser. 07-59, Class PS, IO, 1.721s, 2037	199,981	15,510	960,112	74,463	799,927	62,039
IFB Ser. 07-59, Class SP, IO, 1.721s, 2037	624,819	48,724	4,224,492	329,428	1,599,855	124,758
IFB Ser. 07-78, Class SA, IO, 1.721s, 2037	816,000	57,247	--	--	--	--
IFB Ser. 06-38, Class SG, IO, 1.701s, 2033	886,347	45,715	4,339,040	223,795	3,641,616	187,824
IFB Ser. 07-68, Class PI, IO, 1.701s, 2037	199,556	15,931	1,396,896	111,516	1,097,561	87,620
IFB Ser. 07-53, Class SG, IO, 1.651s, 2037	193,794	12,099	864,323	53,962	731,574	45,674
IFB Ser. 07-48, Class SB, IO, 1.623s, 2037	204,572	11,717	1,949,453	111,652	1,635,652	93,679
IFB Ser. 07-53, Class ES, IO, 1.601s, 2037	289,819	15,006	1,394,080	72,183	1,179,908	61,094
IFB Ser. 07-64, Class AI, IO, 1.601s, 2037	2,930,468	175,195	11,624,191	694,941	6,153,984	367,910
IFB Ser. 07-9, Class DI, IO, 1.561s, 2037	465,033	27,873	2,033,848	121,906	1,745,207	104,605
IFB Ser. 06-28, Class GI, IO, 1.551s, 2035	303,761	18,669	1,839,032	113,025	1,403,520	86,259
IFB Ser. 07-53, Class SC, IO, 1.551s, 2037	318,765	16,323	1,519,755	77,820	1,283,494	65,722
IFB Ser. 07-53, Class SE, IO, 1.551s, 2037	193,794	11,579	290,692	17,369	--	--
IFB Ser. 07-57, Class QA, IO, 1.551s, 2037	624,869	34,306	3,019,871	165,792	2,513,274	137,980
IFB Ser. 07-58, Class SA, IO, 1.551s, 2037	1,272,929	72,192	980,155	55,588	6,794,503	385,341
IFB Ser. 07-58, Class SC, IO, 1.551s, 2037	538,692	27,568	2,527,936	129,368	2,162,604	110,672
IFB Ser. 07-61, Class SA, IO, 1.551s, 2037	331,231	19,074	1,607,995	92,599	1,338,685	77,090
IFB Ser. 07-58, Class SD, IO, 1.541s, 2037	442,550	22,221	2,437,973	122,413	2,069,511	103,912
IFB Ser. 07-17, Class AI, IO, 1.523s, 2037	844,010	58,570	4,654,263	322,982	3,874,774	268,889
IFB Ser. 07-59, Class SD, IO, 1.521s, 2037	1,230,770	65,547	8,320,003	443,099	3,150,770	167,801
IFB Ser. 07-9, Class AI, IO, 1.473s, 2037	496,227	34,862	1,895,004	133,131	1,510,715	106,133
IFB Ser. 05-65, Class SI, IO, 1.401s, 2035	158,336	10,262	1,019,736	66,091	1,024,949	66,429
IFB Ser. 05-68, Class KI, IO, 1.351s, 2035	1,431,845	116,703	--	--	--	--
IFB Ser. 07-79, Class SY, IO, 1.313s, 2037	440,000	25,077	4,411,000	251,393	3,828,000	218,166
IFB Ser. 06-14, Class S, IO, 1.301s, 2036	337,653	19,325	1,620,737	92,762	1,372,348	78,546
IFB Ser. 07-17, Class IB, IO, 1.301s, 2037	172,250	10,301	1,033,495	61,803	861,246	51,503
IFB Ser. 06-11, Class ST, IO, 1.291s, 2036	210,222	11,655	1,004,747	55,704	851,277	47,196
IFB Ser. 07-1, Class S, IO, 1.251s, 2037	920,688	44,355	2,423,409	116,751	2,033,654	97,974
IFB Ser. 07-3, Class SA, IO, 1.251s, 2037	877,764	41,548	2,309,632	109,323	1,938,503	91,756
IFB Ser. 07-7, Class EI, IO, 1.251s, 2037	817,704	40,556	2,021,767	100,274	1,627,469	80,718
IFB Ser. 07-7, Class JI, IO, 1.251s, 2037	306,056	15,762	2,910,789	149,906	2,441,937	125,760
IFB Ser. 07-8, Class SA, IO, 1.251s, 2037	590,268	33,645	1,730,883	98,661	1,318,360	75,147
IFB Ser. 07-9, Class CI, IO, 1.251s, 2037	604,983	31,164	2,643,570	136,174	2,268,463	116,852
IFB Ser. 07-19, Class SJ, IO, 1.251s, 2037	369,575	17,558	1,823,889	86,648	1,530,716	72,721
IFB Ser. 07-23, Class ST, IO, 1.251s, 2037	247,081	10,839	2,358,498	103,466	1,978,443	86,793
IFB Ser. 07-27, Class SD, IO, 1.251s, 2037	416,064	21,528	1,086,991	56,244	912,280	47,204
IFB Ser. 07-17, Class IC, IO, 1.223s, 2037	890,607	49,251	2,609,770	144,320	1,987,480	109,908
IFB Ser. 07-21, Class S, IO, 1.173s, 2037	458,222	24,404	2,266,312	120,697	1,907,265	101,575
IFB Ser. 07-31, Class AI, IO, 1.153s, 2037	255,532	23,175	1,236,220	112,117	1,062,577	96,369
IFB Ser. 07-43, Class SC, IO, 1.073s, 2037	181,071	9,127	1,688,512	85,115	1,377,212	69,423
IFB Ser. 07-73, Class MI, IO, 1.051s, 2037	--	--	9,078,218	393,087	3,478,412	150,615
IFB Ser. 07-67, Class EI, IO, 0.02s, 2037	--	--	4,659,832	2,141	1,766,466	812
IFB Ser. 07-67, Class GI, IO, 0.02s, 2037	1,426,419	654	13,644,393	6,255	5,171,880	2,371
FRB Ser. 98-2, Class EA, PO, zero %, 2028	16,847	14,343	3,214	2,736	--	--
Ser. 99-31, Class MP, PO, zero %, 2029	12,794	11,027	60,444	52,095	30,222	26,047
FRB Ser. 07-22, Class TA, zero %, 2037	197,290	205,820	202,623	211,383	174,184	181,715
FRB Ser. 07-35, Class UF, zero %, 2037	102,976	108,260	214,455	225,460	176,665	185,731
FRB Ser. 07-49, Class UF, zero %, 2037	105,051	103,692	201,584	198,976	168,460	166,281
FRB Ser. 07-73, Class KI, IO, zero %, 2037	--	--	6,983,626	164,115	2,675,319	62,870
FRB Ser. 07-73, Class KM, zero %, 2037	--	--	697,866	723,408	268,028	277,838
Ser. 07-73, Class MO, PO, zero %, 2037	--	--	698,859	524,494	267,036	200,410
Government National Mortgage Association 144A IFB Ser.
06-GG8, Class X, IO, 0.857s, 2039	2,187,069	79,281	10,113,823	366,626	8,455,803	306,523
Greenpoint Mortgage Funding Trust Ser. 05-AR1,
Class X1, IO, 2.693s, 2045	499,186	13,650	1,386,752	37,919	1,326,362	36,268
Greenwich Capital Commercial Funding Corp. Ser.
05-GG5, Class XC, IO, 0.057s, 2037	12,832,264	48,622	40,874,205	154,875	40,986,282	155,300
Greenwich Capital Commercial Funding Corp. 144A
Ser. 07-GG9, Class X, IO, 0.323s, 2039	3,158,975	67,128	17,168,127	364,823	8,786,805	186,720
Ser. 05-GG3, Class XC, IO, 0.14s, 2042	10,395,747	164,058	28,732,513	453,435	24,571,676	387,772
GS Mortgage Securities Corp. II
FRB Ser. 07-GG10, Class A3, 5.799s, 2045	318,000	322,776	1,426,000	1,447,415	1,118,000	1,134,790
FRB Ser. 07-GG10, Class AM, 5.799s, 2045	511,000	515,226	2,371,000	2,390,608	1,842,000	1,857,233
GS Mortgage Securities Corp. II 144A
Ser. 98-C1, Class F, 6s, 2030	--	--	280,000	278,362	282,000	280,350
FRB Ser. 07-EOP, Class J, 6.102s, 2009	130,000	123,500	383,000	363,850	240,000	228,000
Ser. 03-C1, Class X1, IO, 0.443s, 2040	6,238,510	119,284	5,130,223	98,093	7,393,421	141,366
Ser. 04-C1, Class X1, IO, 0.362s, 2028	5,352,523	29,481	7,292,266	40,164	7,292,266	40,164
Ser. 05-GG4, Class XC, IO, 0.175s, 2039	8,489,620	141,604	23,050,029	384,467	22,196,324	370,228
Ser. 06-GG6, Class XC, IO, 0.038s, 2038	3,472,958	10,582	34,751,472	105,883	25,108,790	76,503
GSMPS Mortgage Loan Trust
Ser. 05-RP3, Class 1A4, 8 1/2s, 2035	37,257	39,821	--	--	73,479	78,536
Ser. 05-RP3, Class 1A3, 8s, 2035	118,006	125,161	--	--	231,558	245,599
Ser. 05-RP3, Class 1A2, 7 1/2s, 2035	98,024	103,029	--	--	192,128	201,938
GSMPS Mortgage Loan Trust 144A
Ser. 05-RP2, Class 1A3, 8s, 2035	74,355	78,852	202,970	215,244	194,429	206,187
Ser. 05-RP1, Class 1A2, 7 1/2s, 2035	100,169	104,327	--	--	--	--
Ser. 05-RP2, Class 1A2, 7 1/2s, 2035	83,096	87,310	228,965	240,578	218,578	229,664
IFB Ser. 04-4, Class 1AS, IO, 1.329s, 2034	2,896,373	154,557	1,790,397	95,540	8,709,340	464,750
GSR Mortgage Loan Trust
Ser. 05-AR2, Class 2A1, 4.835s, 2035	181,751	179,188	432,710	426,609	454,701	448,290
IFB Ser. 06-4F, Class 4A2, IO, 2.285s, 2036	--	--	896,029	46,490	761,344	39,502
HASCO NIM Trust 144A Ser. 05-OP1A, Class A, 6 1/4s,
2035 (Cayman Islands)	--	--	90,877	59,070	99,793	64,865
HVB Mortgage Capital Corp. Ser. 03-FL1A, Class K,
8.093s, 2022	118,000	110,920	--	--	--	--
IMPAC Secured Assets Corp. FRB Ser. 07-2, Class 1A1A,
4.975s, 2037	850,512	801,607	3,436,172	3,238,592	2,890,165	2,723,980
JPMorgan Chase Commercial Mortgage Securities Corp.
Ser. 97-C5, Class F, 7.561s, 2029	64,000	68,354	204,000	217,878	204,000	217,878
FRB Ser. 07-LD12, Class AM, 6.063s, 2051	1,028,000	1,039,426	4,434,000	4,483,127	3,526,000	3,565,055
FRB Ser. 07-LD12, Class A3, 5.991s, 2051	3,282,000	3,332,773	14,127,000	14,345,545	11,228,000	11,401,697
Ser. 07-CB20, Class A3, 5.863s, 2051	816,000	818,676	3,569,000	3,580,706	2,789,000	2,798,148
FRB Ser. 07-LD11, Class A3, 5.819s, 2049	407,000	413,451	1,778,000	1,806,181	1,394,000	1,416,095
Ser. 06-CB15, Class A4, 5.814s, 2043	477,000	489,577	1,612,000	1,654,503	1,381,000	1,417,412
Ser. 07-CB20, Class A4, 5.794s, 2051	529,000	539,744	2,323,000	2,370,180	1,817,000	1,853,903
Ser. 06-CB16, Class A4, 5.552s, 2045	735,000	740,395	1,361,000	1,370,990	1,650,000	1,662,111
Ser. 06-CB14, Class A4, 5.481s, 2044	220,000	221,822	844,000	850,988	946,000	953,833
Ser. 05-LDP2, Class AM, 4.78s, 2042	100,000	91,993	420,000	386,372	400,000	367,974
Ser. 06-LDP8, Class X, IO, 0.574s, 2045	2,899,825	120,053	13,415,665	555,409	11,215,968	464,341
Ser. 06-CB17, Class X, IO, 0.514s, 2043	2,422,824	88,215	13,235,334	481,899	14,202,072	517,097
Ser. 06-LDP9, Class X, IO, 0.456s, 2047	3,222,986	98,704	5,620,768	172,136	5,268,535	161,349
Ser. 07-LDPX, Class X, IO, 0.348s, 2049	4,827,938	110,703	20,366,645	467,001	16,143,073	370,156
Ser. 06-CB16, Class X1, IO, 0.057s, 2045	3,308,324	54,918	15,305,358	254,069	12,795,973	212,413
Ser. 06-LDP7, Class X, IO, 0.009s, 2045	13,371,650	11,491	49,708,736	42,719	49,708,736	42,719
JPMorgan Chase Commercial Mortgage Securities Corp.
144A
Ser. 00-C9, Class G, 6 1/4s, 2032	38,000	38,245	240,000	241,546	260,000	261,675
Ser. 06-FL2A, Class X1, IO, 0.841s, 2018	855,946	1,797	4,392,631	9,225	4,687,148	9,843
Ser. 03-ML1A, Class X1, IO, 0.611s, 2039	784,216	26,100	--	--	--	--
Ser. 05-LDP2, Class X1, IO, 0.109s, 2042	16,824,430	298,371	41,172,575	730,170	34,392,449	609,929
Ser. 05-CB12, Class X1, IO, 0.095s, 2037	4,173,879	42,554	11,947,160	121,805	11,484,683	117,090
Ser. 05-LDP1, Class X1, IO, 0.095s, 2046	4,665,701	46,293	14,642,536	145,281	13,193,245	130,902
Ser. 05-LDP3, Class X1, IO, 0.061s, 2042	16,262,486	128,956	17,279,507	137,021	29,022,011	230,136
Ser. 06-CB14, Class X1, IO, 0.06s, 2044	12,314,966	55,321	27,549,342	123,757	29,955,671	134,567
Ser. 07-CB20, Class X1, IO, 0.052s, 2051	6,868,122	87,981	38,637,810	494,950	31,290,888	400,836
Ser. 06-LDP6, Class X1, IO, 0.049s, 2043	--	--	22,798,727	125,571	16,436,199	90,527
Ser. 05-LDP5, Class X1, IO, 0.043s, 2044	22,833,571	109,708	69,046,400	331,747	76,010,371	365,206
Key Commercial Mortgage Ser. 07-SL1, Class A2, 5.761s,
2040	1,091,000	1,099,095	--	--	--	--
Key Commerical Mortgage Ser. 07-SL1, Class A1, 5.498s,
2040	833,018	838,341	--	--	--	--
LB Commercial Conduit Mortgage Trust 144A
Ser. 99-C1, Class F, 6.41s, 2031	--	--	149,428	151,761	136,004	138,127
Ser. 99-C1, Class G, 6.41s, 2031	--	--	159,961	161,526	145,590	147,014
Ser. 98-C4, Class G, 5.6s, 2035	--	--	132,000	126,558	127,000	121,764
Ser. 98-C4, Class H, 5.6s, 2035	--	--	223,000	219,229	215,000	211,364
LB-UBS Commercial Mortgage Trust
Ser. 07-C6, Class AM, 6.114s, 2017	544,000	546,273	2,350,000	2,359,820	1,872,000	1,879,822
Ser. 07-C6, Class A2, 5.845s, 2012	1,022,000	1,055,797	4,401,000	4,546,538	3,498,000	3,613,676
Ser. 04-C7, Class A6, 4.786s, 2029	121,000	117,965	362,000	352,920	400,000	389,967
Ser. 07-C2, Class XW, IO, 0.536s, 2040	1,181,379	40,836	4,598,583	158,956	3,620,097	125,134
Ser. 07-C7, Class XW, IO, 0.374s, 2045	904,000	23,866	5,321,000	140,474	1,310,000	34,584
LB-UBS Commercial Mortgage Trust 144A
Ser. 03-C5, Class XCL, IO, 0.903s, 2037	2,265,141	30,546	10,463,103	141,097	8,745,294	117,932
Ser. 06-C7, Class XW, IO, 0.719s, 2038	1,782,066	79,131	9,524,320	422,921	10,240,141	454,707
Ser. 05-C3, Class XCL, IO, 0.173s, 2040	3,208,861	65,833	14,377,516	294,967	11,853,160	243,178
Ser. 05-C2, Class XCL, IO, 0.145s, 2040	14,839,130	156,164	29,644,621	311,974	39,315,239	413,746
Ser. 05-C5, Class XCL, IO, 0.119s, 2020	4,992,407	68,128	13,911,093	189,834	14,991,066	204,572
Ser. 05-C7, Class XCL, IO, 0.099s, 2040	12,432,744	102,813	32,288,111	267,008	32,374,764	267,725
Ser. 06-C7, Class XCL, IO, 0.083s, 2038	3,356,475	55,560	16,458,903	272,445	15,416,619	255,192
Ser. 07-C7, Class XCL, IO, 0.08s, 2045	--	--	2,246,906	22,694	--	--
Ser. 06-C1, Class XCL, IO, 0.068s, 2041	10,545,104	112,354	--	--	30,704,629	327,147
Ser. 07-C2, Class XCL, IO, 0.065s, 2040	10,147,666	168,273	39,517,227	655,292	31,106,648	515,824
Lehman Brothers Floating Rate Commercial Mortgage
Trust 144A
FRB Ser. 04-LLFA, Class H, 5.978s, 2017	175,000	169,750	184,000	178,480	214,000	207,580
FRB Ser. 05-LLFA, 5.828s, 2018	23,000	21,850	93,000	88,350	89,000	84,550

Lehman Mortgage Trust
IFB Ser. 06-7, Class 1A9, 11.73s, 2036	--	--	160,879	191,567	160,879	191,567
IFB Ser. 07-5, Class 4A3, 10.89s, 2036	174,434	207,177	756,786	898,846	645,948	767,202
IFB Ser. 06-7, Class 4A2, IO, 2.885s, 2036	--	--	880,005	71,172	947,262	76,611
IFB Ser. 07-5, Class 8A2, IO, 2.855s, 2036	--	--	1,320,323	91,498	1,122,364	77,780
Ser. 07-1, Class 3A2, IO, 2.385s, 2037	--	--	1,252,152	114,493	1,139,176	104,163
IFB Ser. 07-4, Class 3A2, IO, 2.335s, 2037	292,056	20,736	1,181,288	83,871	1,015,198	72,079
IFB Ser. 06-5, Class 2A2, IO, 2.285s, 2036	618,697	37,927	1,711,095	104,893	1,925,291	118,024
IFB Ser. 07-2, Class 2A13, IO, 1.825s, 2037	--	--	1,900,441	129,278	1,630,049	110,884
IFB Ser. 07-4, Class 2A2, IO, 1.805s, 2037	1,148,942	79,430	4,710,172	325,630	4,027,651	278,445
IFB Ser. 07-1, Class 2A3, IO, 1.765s, 2037	1,361,229	107,697	3,310,240	261,897	1,973,269	156,119
IFB Ser. 06-7, Class 2A5, IO, 1.761s, 2036	--	--	2,671,821	184,009	2,872,046	197,799
IFB Ser. 06-9, Class 2A2, IO, 1.755s, 2037	1,345,202	101,167	1,800,745	135,426	1,652,624	124,287
Ser. 06-9, Class 2A3, IO, 1.755s, 2036	--	--	2,551,032	190,780	2,350,410	175,776
IFB Ser. 06-8, Class 2A2, IO, 1.715s, 2036	--	--	534,444	28,157	1,247,035	65,700
IFB Ser. 06-7, Class 2A4, IO, 1.685s, 2036	--	--	2,946,510	151,702	3,167,367	163,072
IFB Ser. 06-6, Class 1A2, IO, 1.635s, 2036	--	--	1,033,537	53,227	1,143,155	58,872
IFB Ser. 06-6, Class 1A3, IO, 1.635s, 2036	--	--	1,455,415	87,477	1,605,317	96,486
IFB Ser. 07-5, Class 10A2, IO, 1.475s, 2037	571,172	28,250	2,342,871	115,878	2,003,465	99,091
IFB Ser. 06-5, Class 1A3, IO, 0.535s, 2036	165,591	1,952	459,797	5,419	511,243	6,025
IFB Ser. 06-7, Class 1A3, IO, 0.485s, 2036	--	--	1,258,033	16,362	1,350,494	17,564
IFB Ser. 06-9, Class 1A6, IO, 0.285s, 2037	--	--	1,475,098	16,029	1,384,700	15,046
Local Insight Media Finance, LLC Ser. 07-1W, Class A1,
5.53s, 2012	363,000	358,281	1,901,000	1,876,287	1,644,000	1,622,628
MASTR Adjustable Rate Mortgages Trust
Ser. 04-7, Class 2A1, 7.324s, 2034	19,796	19,799	48,749	48,755	48,872	48,879
FRB Ser. 04-13, Class 3A6, 3.786s, 2034	266,000	261,639	771,000	758,359	838,000	824,260
Ser. 04-03, Class 4AX, IO, 1.417s, 2034	147,446	1,702	502,397	5,799	483,648	5,583
Ser. 05-2, Class 7AX, IO, 0.168s, 2035	370,425	811	1,261,929	2,762	1,215,191	2,659
MASTR Reperforming Loan Trust 144A
Ser. 05-1, Class 1A4, 7 1/2s, 2034	102,840	110,027	286,485	306,505	273,367	292,471
Ser. 05-2, Class 1A3, 7 1/2s, 2035	135,194	144,918	--	--	513,071	549,977
Merit Securities Corp. 144A FRB Ser. 11PA, Class 3A1,
5.475s, 2027	303,949	282,673	436,600	406,038	359,307	334,156
Merrill Lynch Capital Funding Corp. Ser. 06-4,
Class XC, IO, 0.062s, 2049	16,161,407	229,795	47,298,420	672,524	40,451,888	575,175
Merrill Lynch Floating Trust 144A
FRB Ser. 06-1, Class TM, 5.528s, 2022	554,794	557,082	491,817	493,845	579,784	582,176
Ser. 06-1, Class X1A, IO, 1.386s, 2022	10,561,878	125,454	9,424,972	111,950	11,155,311	132,503
Merrill Lynch Mortgage Investors, Inc.
FRB Ser. 98-C3, Class E, 6.904s, 2030	--	--	137,000	139,737	127,000	129,537
FRB Ser. 05-A9, Class 3A1, 5.279s, 2035	439,823	436,168	1,277,359	1,266,742	1,388,875	1,377,330
Ser. 96-C2, Class JS, IO, 2.258s, 2028	281,637	22,154	166,103	13,066	63,376	4,985
Merrill Lynch Mortgage Trust
FRB Ser. 07-C1, Class A3, 5.829s, 2050	219,000	225,118	981,000	1,008,404	771,000	792,538
FRB Ser. 07-C1, Class A4, 5.829s, 2050	191,000	196,879	645,000	664,853	552,000	568,990
Ser. 05-MCP1, Class XC, IO, 0.09s, 2043	4,464,118	56,848	15,109,996	192,416	14,533,887	185,080
Merrill Lynch Mortgage Trust 144A
Ser. 04-KEY2, Class XC, IO, 0.242s, 2039	2,813,379	59,455	7,677,267	162,242	9,086,291	192,019
Ser. 05-LC1, Class X, IO, 0.236s, 2044	2,445,806	19,872	7,374,282	59,916	8,115,494	65,938
Merrill Lynch/Countrywide Commercial Mortgage Trust
FRB Ser. 07-8, Class A3, 5.957s, 2049	830,000	859,433	4,220,000	4,369,647	3,100,000	3,209,930
FRB Ser. 07-8, Class A2, 5.92s, 2049	382,000	393,516	1,724,000	1,775,974	1,346,000	1,386,578
Ser. 07-9, Class A4, 5.748s, 2049	830,000	838,876	4,220,000	4,265,130	3,100,000	3,133,152
Merrill Lynch/Countrywide Commercial Mortgage Trust
144A
Ser. 06-1, Class X, IO, 0.134s, 2039	4,522,861	22,084	20,022,886	97,768	21,661,446	105,769
Ser. 06-3, Class XC, IO, 0.088s, 2046	4,396,181	72,537	20,337,938	335,576	17,003,213	280,553
Ser. 07-7, Class X, IO, 0.02s, 2050	11,843,475	43,025	77,641,672	282,058	61,367,378	222,936
Mezz Cap Commercial Mortgage Trust 144A
Ser. 04-C2, Class X, IO, 6.004s, 2040	207,611	58,715	528,464	149,456	517,537	146,366
Ser. 05-C3, Class X, IO, 5.555s, 2044	408,011	112,968	645,525	178,730	646,511	179,003
Ser. 06-C4, Class X, IO, 5.095s, 2016	1,015,000	327,338	2,542,000	819,795	2,615,000	843,338
Morgan Stanley Capital 144A Ser. 05-RR6, Class X, IO,
1.624s, 2043	982,590	48,009	2,850,493	139,275	4,586,729	224,108
Morgan Stanley Capital I
Ser. 98-CF1, Class D, 7.35s, 2032	67,000	68,508	--	--	--	--
FRB Ser. 06-IQ11, Class A4, 5.773s, 2042	477,000	478,181	1,612,000	1,615,993	1,381,000	1,384,421
FRB Ser. 07-IQ14, Class AM, 5.691s, 2049	230,000	228,696	1,062,000	1,055,979	825,000	820,322
Ser. 05-HQ6, Class A4A, 4.989s, 2042	278,000	270,707	827,000	805,305	915,000	890,996
Ser. 04-HQ4, Class A7, 4.97s, 2040	144,000	142,567	427,000	422,751	473,000	468,294
Morgan Stanley Capital I 144A
Ser. 98-HF1, Class F, 7.18s, 2030	14,000	13,997	124,000	123,976	115,000	114,978
Ser. 04-RR, Class F5, 6s, 2039	--	--	395,000	288,350	340,000	248,200
Ser. 04-RR, Class F6, 6s, 2039	--	--	395,000	256,750	350,000	227,500
Ser. 05-HQ6, Class X1, IO, 0.099s, 2042	8,193,221	76,557	18,074,812	168,891	17,954,916	167,771
Ser. 05-HQ5, Class X1, IO, 0.093s, 2042	3,245,797	23,597	8,899,303	64,698	7,005,201	50,928
Morgan Stanley Mortgage Loan Trust Ser. 05-5AR,
Class 2A1, 5.342s, 2035	347,101	344,498	612,124	607,533	1,028,447	1,020,733
Mortgage Capital Funding, Inc.
FRB Ser. 98-MC2, Class E, 7.095s, 2030	53,000	53,651	215,000	217,639	206,000	208,528
Ser. 97-MC2, Class X, IO, 1.878s, 2012	11,386	14	3,155	4	--	--
Nomura Asset Acceptance Corp. Ser. 04-R3, Class PT,
7.711s, 2035	73,497	76,929	97,259	101,801	95,049	99,487
Nomura Asset Acceptance Corp. 144A Ser. 04-R2,
Class PT, 9.087s, 2034	--	--	87,769	96,696	80,713	88,921
Permanent Financing PLC FRB Ser. 8, Class 2C, 5.546s,
2042 (United Kingdom)	165,000	163,639	--	--	--	--
PNC Mortgage Acceptance Corp. 144A
Ser. 99-CM1, Class B3, 7.1s, 2032	--	--	813,000	823,122	757,000	766,425
Ser. 00-C1, Class J, 6 5/8s, 2010	--	--	118,000	107,033	189,000	171,434
Ser. 00-C2, Class J, 6.22s, 2033	--	--	276,000	274,915	291,000	289,856
Residential Asset Mortgage Products, Inc. Ser. 02-SL1,
Class AI3, 7s, 2032	98,489	98,276	321,095	320,401	202,003	201,567
Residential Asset Securitization Trust
IFB Ser. 07-A3, Class 2A2, IO, 1.825s, 2037	1,010,813	69,366	4,430,411	304,031	3,800,083	260,776
IFB Ser. 06-A7CB, Class 1A6, IO, 0.685s, 2036	99,828	2,466	280,289	6,924	290,848	7,185
Residential Funding Mortgage Securities I Ser. 04-S5,
Class 2A1, 4 1/2s, 2019	323,979	315,115	1,145,424	1,114,090	1,272,255	1,237,451
Saco I Trust FRB Ser. 05-10, Class 1A1, 5 1/8s, 2033	113,361	96,356	270,426	229,862	297,742	253,081
Salomon Brothers Mortgage Securities VII 144A Ser.
02-KEY2, Class X1, IO, 0.757s, 2036	2,685,846	126,877	9,968,269	470,894	8,732,162	412,501
SBA CMBS Trust 144A Ser. 05-1A, Class D, 6.219s, 2035	--	--	200,000	195,732	200,000	195,732
Sequoia Mortgage Funding Co. 144A Ser. 04-A,
Class AX1, IO, 0.8s, 2008	653,161	404	--	--	--	--
STRIPS 144A
Ser. 03-1A, Class L, 5s, 2018 (Cayman Islands)	--	--	172,000	152,059	165,000	145,870
Ser. 03-1A, Class M, 5s, 2018 (Cayman Islands)	--	--	116,000	98,754	112,000	95,349
Ser. 04-1A, Class K, 5s, 2018 (Cayman Islands)	100,000	97,918	--	--	--	--
Ser. 04-1A, Class L, 5s, 2018 (Cayman Islands)	--	--	76,000	68,777	74,000	66,967
Structured Adjustable Rate Mortgage Loan Trust
Ser. 04-8, Class 1A3, 7.186s, 2034	11,406	11,695	5,639	5,782	10,381	10,644
FRB Ser. 07-8, Class 1A2, 6 1/4s, 2037	867,305	876,845	4,304,297	4,351,644	3,545,050	3,584,045
FRB Ser. 05-18, Class 6A1, 5.249s, 2035	194,662	192,480	478,882	473,513	506,246	500,571
Ser. 05-9, Class AX, IO, 1.303s, 2035	1,765,752	41,386	4,802,980	112,572	4,592,669	107,643
Ser. 04-19, Class 2A1X, IO, 1.031s, 2035	450,731	7,606	--	--	--	--
Structured Adjustable Rate Mortgage Loan Trust 144A
Ser. 04-NP2, Class A, 5.215s, 2034	51,453	49,918	199,022	193,082	205,814	199,671
Structured Asset Securities Corp.
IFB Ser. 07-4, Class 1A3, IO, 1.385s, 2037	4,187,747	239,614	12,836,555	734,480	13,124,543	750,958
Ser. 07-4, Class 1A4, IO, 1s, 2037	4,187,747	110,252	12,836,555	337,950	13,124,543	345,532
Structured Asset Securities Corp. 144A
Ser. 07-RF1, Class 1A, IO, 1.016s, 2037	--	--	4,921,032	185,536	3,910,620	147,441
Ser. 06-RF4, Class 1A, IO, 0.356s, 2036	--	--	2,300,848	95,309	1,966,066	81,441
Terwin Mortgage Trust 144A FRB Ser. 06-9HGA, Class A1,
4.945s, 2037	150,063	146,611	--	--	--	--
Thornburg Mortgage Securities Trust FRB Ser. 06-4,
Class A2B, 4.985s, 2011	308,374	295,514	--	--	--	--
Wachovia Bank Commercial Mortgage Trust
Ser. 04-C15, Class A4, 4.803s, 2041	215,000	209,169	637,000	619,723	705,000	685,878
Ser. 06-C28, Class XC, IO, 0.381s, 2048	3,139,226	76,126	10,937,913	265,244	11,020,708	267,252
Ser. 06-C29, IO, 0.374s, 2048	17,922,168	467,589	47,114,525	1,229,218	42,925,057	1,119,915
Ser. 07-C34, IO, 0.36s, 2046	4,751,172	121,487	10,653,141	272,401	8,779,468	224,491
Wachovia Bank Commercial Mortgage Trust 144A
FRB Ser. 05-WL5A, Class L, 8.328s, 2018	--	--	164,000	155,800	156,000	148,200
Ser. 03-C3, Class IOI, IO, 0.483s, 2035	489,608	14,267	3,678,650	107,195	3,682,166	107,298
Ser. 07-C31, IO, 0.261s, 2047	9,192,037	164,813	35,794,370	641,793	28,175,744	505,191
Ser. 05-C18, Class XC, IO, 0.098s, 2042	12,695,265	127,841	21,662,772	218,144	25,013,752	251,888
Ser. 06-C27, Class XC, IO, 0.063s, 2045	3,778,587	41,564	17,479,831	192,278	14,613,729	160,751
Ser. 06-C23, Class XC, IO, 0.053s, 2045	4,874,990	28,372	32,132,061	187,009	35,271,229	205,279
Ser. 06-C26, Class XC, IO, 0.041s, 2045	17,585,710	62,957	14,007,724	50,148	8,675,093	31,057
WAMU Commercial Mortgage Securities Trust 144A
Ser. 07-SL2, Class A1, 5.314s, 2049	1,836,221	1,785,945	--	--	--	--
Ser. 07-SL2, Class X, IO, 0.854s, 2049	1,337,569	54,145	5,691,432	230,389	4,508,496	182,504
WAMU Mortgage Pass-Through Certificates FRB Ser.
04-AR1, Class A, 4.229s, 2034	96,491	94,929	265,740	261,439	189,481	186,414
Washington Mutual 144A Ser. 06-SL1, Class X, IO,
0.938s, 2043	448,427	20,448	2,398,540	109,373	2,578,703	117,589
Washington Mutual Asset Securities Corp. 144A
Ser. 05-C1A, Class G, 5.72s, 2036	--	--	46,000	34,110	44,000	32,627
Ser. 05-C1A, Class F, 5.3s, 2036	107,000	90,802	--	--	--	--
Washington Mutual Mortgage Pass-Through Certificates
Ser. 07-2, Class CX, IO, 7s, 2037	92,081	15,428	420,476	70,448	335,729	56,249
Wells Fargo Mortgage Backed Securities Trust
Ser. 06-AR10, Class 3A1, 5.29s, 2036	268,871	265,006	621,764	612,826	624,453	615,476
Ser. 05-AR16, Class 2A1, 4.942s, 2035	--	--	--	--	87,627	86,576
Ser. 05-AR2, Class 2A1, 4.544s, 2035	120,239	117,890	302,579	296,669	317,114	310,920
Ser. 05-AR9, Class 1A2, 4.38s, 2035	364,433	360,464	--	--	132,878	131,431
Ser. 04-R, Class 2A1, 4.36s, 2034	119,823	117,359	301,489	295,289	316,398	309,892
Ser. 05-AR12, Class 2A5, 4.323s, 2035	1,425,000	1,396,536	4,555,000	4,464,014	4,382,000	4,294,470
Ser. 05-AR10, Class 2A18, IO, 0.61s, 2035	--	--	9,846,000	67,730	9,480,000	65,212

Total collateralized mortgage obligations
(cost $82,488,666, $279,457,621 and $245,537,404)		$85,916,493		$293,941,002		$258,178,485

ASSET-BACKED SECURITIES(a)	Growth 0.7%		Balanced 3.1%		Conservative 5.5%

	Principal amount	Value	Principal amount	Value	Principal amount	Value

Accredited Mortgage Loan Trust
FRB Ser. 05-1, Class M2, 5.555s, 2035	$--	$--	$150,000	$121,500	$135,000	$109,350
FRB Ser. 05-4, Class A2C, 5.075s, 2035	--	--	143,000	134,856	112,000	105,622
Ace Securities Corp.
FRB Ser. 06-HE3, Class A2C, 5.015s, 2036	119,000	103,093	549,000	475,616	436,000	377,721
FRB Ser. 06-OP2, Class A2C, 5.015s, 2036	107,000	89,785	475,000	398,577	377,000	316,344
Advanta Business Card Master Trust FRB Ser. 04-C1,
Class C, 5.999s, 2013	159,000	151,646	--	--	212,000	202,195
Aegis Asset Backed Securities Trust 144A
Ser. 04-5N, Class Note, 5s, 2034	9,445	8,855	14,628	13,714	14,210	13,322
Ser. 04-6N, Class Note, 4 3/4s, 2035	8,939	8,421	12,634	11,901	12,515	11,789
AFC Home Equity Loan Trust Ser. 99-2, Class 1A,
5.275s, 2029	340,875	341,893	634,368	636,260	451,278	452,624
American Express Credit Account Master Trust 144A Ser.
04-C, Class C, 5.152s, 2012	75,095	74,133	458,341	452,468	367,708	362,997
Ameriquest Mortgage Securities, Inc.
FRB Ser. 06-R1, Class M10, 7.365s, 2036	--	--	142,000	32,660	261,000	60,030
FRB Ser. 03-8, Class M2, 6.615s, 2033	--	--	232,833	43,074	209,663	38,788
FRB Ser. 04-R10, Class A5, 5.255s, 2034	50	47	--	--	--	--
FRB Ser. 04-R11, Class A2, 5.235s, 2034	8,459	7,735	--	--	--	--
AMP CMBS 144A FRB Ser. 06-1A, Class A, 5.741s, 2047
(Cayman Islands)	--	--	--	--	440,000	286,000
Arcap REIT, Inc. 144A
Ser. 03-1A, Class E, 7.11s, 2038	--	--	286,000	275,052	223,000	214,463
Ser. 04-1A, Class E, 6.42s, 2039	--	--	240,272	214,099	227,202	202,452
Argent Securities, Inc.
FRB Ser. 03-W3, Class M3, 7.059s, 2033	--	--	25,499	4,590	22,949	4,131
FRB Ser. 06-W4, Class A2C, 5.025s, 2036	211,000	176,185	975,000	814,125	775,000	647,125
Asset Backed Funding Certificates
FRB Ser. 04-OPT2, Class M2, 5.865s, 2033	--	--	237,000	184,860	213,000	166,140
FRB Ser. 05-WMC1, Class M1, 5.305s, 2035	29,000	25,085	583,000	504,295	404,000	349,460
Asset Backed Funding Corp. NIM Trust 144A FRB Ser.
05-OPT1, Class B1, 7.365s, 2035	50,000	17,725	--	--	117,000	41,476
Asset Backed Securities Corp. Home Equity Loan Trust
FRB Ser. 04-HE7, Class A2, 5.245s, 2034	126	96	--	--	--	--
FRB Ser. 04-HE6, Class A2, 5.225s, 2034	77,763	63,369	275,390	224,415	264,196	215,293
FRB Ser. 06-HE2, Class A3, 5.055s, 2036	58,000	53,104	270,000	247,208	215,000	196,850
FRB Ser. 06-HE4, Class A5, 5.025s, 2036	157,000	130,310	720,000	597,600	578,000	479,740
FRB Ser. 06-HE7, Class A4, 5.005s, 2036	--	--	324,000	273,411	252,000	212,653
Bank One Issuance Trust FRB Ser. 03-C4, Class C4,
6.058s, 2011	110,000	109,244	280,000	278,076	250,000	248,283
Bay View Auto Trust
Ser. 05-LJ2, Class D, 5.27s, 2014	62,000	59,834	139,000	134,143	134,000	129,318
Ser. 05-LJ2, Class C, 4.92s, 2014	100,000	98,367	46,000	45,249	45,000	44,265
Bayview Financial Acquisition Trust
Ser. 04-B, Class A1, 5.355s, 2039	--	--	861,452	823,061	1,131,240	1,080,826
FRB Ser. 04-D, Class A, 5.245s, 2044	86,060	74,873	281,303	244,733	274,623	238,922
Bayview Financial Asset Trust 144A
FRB Ser. 03-SSRA, Class M, 6.215s, 2038	47,324	44,958	140,872	133,828	110,056	104,553
FRB Ser. 03-SSRA, Class A, 5.565s, 2038	47,324	45,639	140,872	135,857	110,056	106,138
FRB Ser. 04-SSRA, Class A1, 5.465s, 2039	112,597	109,220	163,655	158,746	158,583	153,826
Bear Stearns Asset Backed Securities, Inc.
FRB Ser. 06-EC1, Class M9, 6.865s, 2035	--	--	146,000	16,699	161,000	18,414
FRB Ser. 06-PC1, Class M9, 6.615s, 2035	--	--	--	--	100,000	15,438
FRB Ser. 05-HE1, Class M3, 5.795s, 2035	--	--	210,000	159,600	189,000	143,640
FRB Ser. 03-3, Class A2, 5.455s, 2043	121,520	118,254	421,969	410,629	332,983	324,034
FRB Ser. 03-1, Class A1, 5.365s, 2042	126,432	123,035	360,715	351,021	256,630	249,733
FRB Ser. 05-3, Class A1, 5.315s, 2035	118,455	115,272	--	--	--	--
FRB Ser. 03-ABF1, Class A, 5.235s, 2034	28,062	27,307	--	--	--	--
Bear Stearns Asset Backed Securities, Inc. 144A FRB
Ser. 06-HE2, Class M10, 7.115s, 2036	--	--	108,000	16,673	--	--
Bombardier Capital Mortgage Securitization Corp.
Ser. 00-A, Class A4, 8.29s, 2030	55,767	38,227	532,266	364,852	416,395	285,426
Ser. 99-B, Class A-5, 7.44s, 2020	160,858	98,123	1,530,831	933,807	1,199,062	731,428
Ser. 99-B, Class A3, 7.18s, 2015	77,748	48,726	1,521,448	953,520	1,178,954	738,873
Ser. 99-B, Class A2, 6.975s, 2012	--	--	50,938	32,091	65,684	41,381
Ser. 01-A, Class A, 6.805s, 2030	128,364	126,919	196,697	194,483	188,075	185,959
CARMAX Auto Owner Trust Ser. 04-2, Class D, 3.67s, 2011	5,470	5,411	21,569	21,336	20,006	19,790
Chase Credit Card Master Trust FRB Ser. 03-3, Class C,
6.108s, 2010	170,000	168,955	470,000	467,110	420,000	417,418
Chase Funding Loan Acquisition Trust FRB Ser. 04-AQ1,
Class A2, 5.265s, 2034	81,326	67,974	--	--	--	--
Chase Funding Net Interest Margin 144A Ser. 04-OPT1,
Class Note, 4.458s, 2034	13,691	12,596	26,191	24,096	32,824	30,198
Citibank Credit Card Issuance Trust FRB Ser. 01-C1,
Class C1, 6.323s, 2010	110,000	109,794	240,000	239,551	210,000	209,607
Citigroup Mortgage Loan Trust, Inc.
FRB Ser. 05-HE4, Class M11, 7.365s, 2035	41,000	9,430	--	--	--	--
FRB Ser. 05-HE4, Class M12, 6.915s, 2035	49,000	6,370	--	--	--	--
FRB Ser. 05-OPT1, Class M1, 5.285s, 2035	49,000	38,857	222,000	176,044	174,000	137,981
Ser. 03-HE3, Class A, 5.245s, 2033	707,402	649,041	--	--	--	--
Citigroup Mortgage Loan Trust, Inc. 144A FRB Ser.
03-HE4, Class A, 5.275s, 2033	261,929	247,654	--	--	--	--
Conseco Finance Securitizations Corp.
Ser. 02-2, Class A, IO, 8 1/2s, 2033	120,102	12,064	452,884	45,492	285,242	28,653
Ser. 00-4, Class A6, 8.31s, 2032	156,033	129,507	2,607,284	2,164,045	2,559,125	2,124,074
Ser. 00-5, Class A7, 8.2s, 2032	--	--	1,231,000	1,044,949	817,000	693,520
Ser. 00-5, Class A6, 7.96s, 2032	554,000	468,654	2,190,000	1,852,622	2,006,000	1,696,968
Ser. 02-1, Class M1F, 7.954s, 2033	--	--	510,000	512,045	676,000	678,710
Ser. 02-2, Class M1, 7.424s, 2033	83,000	87,084	216,000	226,628	154,000	161,577
Ser. 01-4, Class A4, 7.36s, 2033	425,920	430,422	1,066,899	1,078,178	1,044,217	1,055,257
FRB Ser. 02-1, Class M1A, 7.275s, 2033	725,000	707,708	1,996,000	1,948,394	1,264,000	1,233,853
Ser. 00-6, Class A5, 7.27s, 2031	183,891	172,293	478,279	448,114	340,361	318,894
Ser. 01-1, Class A5, 6.99s, 2032	615,414	581,858	3,126,940	2,956,447	2,727,945	2,579,207
Ser. 01-3, Class A4, 6.91s, 2033	--	--	564,455	543,765	455,351	438,660
Ser. 02-1, Class A, 6.681s, 2033	192,043	198,196	599,500	618,706	488,745	504,403
Countrywide Asset Backed Certificates
FRB Ser. 05-BC3, Class M1, 5.385s, 2035	47,000	40,420	210,000	180,600	166,000	142,760
FRB Ser. 04-6, Class 2A5, 5.255s, 2034	39,523	37,560	353,684	336,116	296,353	281,633
FRB Ser. 05-14, Class 3A2, 5.105s, 2036	32,733	30,422	148,207	137,745	116,384	108,168
FRB Ser. 04-5, Class 4A3, 5.103s, 2034	42,924	37,558	151,196	132,293	145,558	127,360
Countrywide Asset Backed NIM Certificates 144A
Ser. 04-BC1N, Class Note, 5 1/2s, 2035	--	--	211	42	200	40
Ser. 04-14, Class N, 5s, 2036	2,036	2,006	8,023	7,903	7,942	7,823
Credit-Based Asset Servicing and Securitization FRB
Ser. 02-CB2, Class A2, 5.415s, 2032	41,278	39,007	--	--	--	--
Credit-Based Asset Servicing and Securitization 144A
Ser. 06-MH1, Class B1, 6 1/4s, 2036	--	--	291,000	232,800	186,000	148,800
Crest, Ltd. 144A Ser. 03-2A, Class D2, 6.723s, 2038
(Cayman Islands)	--	--	339,000	271,200	313,000	250,400
CS First Boston Mortgage Securities Corp. 144A Ser.
04-FR1N, Class A, 5s, 2034	31,998	17,598	44,695	24,582	48,758	26,817
DB Master Finance, LLC 144A Ser. 06-1, Class M1,
8.285s, 2031	--	--	204,000	205,228	214,000	215,288
Equifirst Mortgage Loan Trust FRB Ser. 05-1, Class M5,
5.535s, 2035	--	--	86,000	65,360	78,000	59,280
Fieldstone Mortgage Investment Corp. FRB Ser. 05-1,
Class M3, 5.405s, 2035	--	--	143,000	129,161	138,000	124,645
Finance America NIM Trust 144A Ser. 04-1, Class A,
5 1/4s, 2034 (In default) (NON)	--	--	16,152	21	14,683	19
First Franklin Mortgage Loan Asset Backed Certificates
FRB Ser. 04-FF10, Class A2, 5.265s, 2032	7,091	6,903	--	--	--	--
FRB Ser. 06-FF7, Class 2A3, 5.015s, 2036	163,000	133,238	744,000	608,155	583,000	476,552
Fremont Home Loan Trust
FRB Ser. 05-E, Class 2A4, 5.195s, 2036	231,000	194,040	1,045,000	877,800	816,000	685,440
FRB Ser. 06-2, Class 2A3, 5.035s, 2036	392,000	323,400	1,688,000	1,392,600	1,342,000	1,107,150
Fremont NIM Trust 144A
Ser. 04-3, Class B, 7 1/2s, 2034 (In default) (NON)	--	--	42,218	106	40,939	102
Ser. 04-3, Class A, 4 1/2s, 2034 (In default) (NON)	446	2	1,473	7	1,141	6
GE Corporate Aircraft Financing, LLC 144A
FRB Ser. 05-1A, Class C, 6.165s, 2019	--	--	269,000	230,264	271,000	231,976
Ser. 04-1A, Class B, 5.715s, 2018	17,707	17,464	19,301	19,035	18,769	18,511
Gears Auto Owner Trust 144A Ser. 05-AA, Class E1,
8.22s, 2012	--	--	443,000	420,766	442,000	419,816
GEBL 144A
Ser. 04-2, Class D, 7.402s, 2032	--	--	128,169	89,719	157,634	110,343
Ser. 04-2, Class C, 5.502s, 2032	--	--	95,759	71,819	157,634	118,225
Granite Mortgages PLC
FRB Ser. 03-2, Class 1C, 6.73s, 2043 (United Kingdom)	242,476	218,628	--	--	--	--
FRB Ser. 03-3, Class 1C, 6.63s, 2044 (United Kingdom)	48,378	48,042	185,449	184,162	--	--
FRB Ser. 02-2, Class 1C, 6.43s, 2043 (United Kingdom)	66,478	66,378	169,887	169,632	162,501	162,257
Green Tree Financial Corp.
Ser. 96-5, Class M1, 8.05s, 2027	--	--	238,206	221,299	322,794	299,883
Ser. 96-8, Class A7, 8.05s, 2027	23,714	25,114	--	--	--	--
Ser. 99-5, Class A5, 7.86s, 2030	440,065	396,058	2,853,503	2,568,152	2,331,329	2,098,196
Ser. 97-2, Class A7, 7.62s, 2028	204,182	218,259	149,808	160,135	107,640	115,060
Ser. 97-6, Class A9, 7.55s, 2029	70,589	70,843	--	--	131,823	132,298
Ser. 97-4, Class A7, 7.36s, 2029	16,467	16,432	50,578	50,471	108,997	108,766
Ser. 97-3, Class A6, 7.32s, 2028	2,369	2,518	--	--	--	--
Ser. 95-8, Class M1, 7.3s, 2026	52,281	53,105	--	--	--	--
Ser. 96-10, Class A6, 7.3s, 2028	22,474	23,321	--	--	--	--
Ser. 96-10, Class M1, 7.24s, 2028	--	--	449,000	417,570	625,000	581,250
Ser. 97-6, Class M1, 7.21s, 2029	293,000	274,886	688,000	645,466	946,000	887,516
Ser. 96-2, Class A4, 7.2s, 2027	239,448	244,012	--	--	--	--
Ser. 97-3, Class A5, 7.14s, 2028	27,407	28,456	197,477	205,036	142,289	147,735
Ser. 97-6, Class A8, 7.07s, 2029	44,112	45,869	--	--	49,656	51,634
Ser. 93-4, Class A5, 7.05s, 2019	8,927	9,256	--	--	--	--
Ser. 95-10, Class B1, 7.05s, 2027	18,441	16,657	--	--	--	--
Ser. 98-4, Class A7, 6.87s, 2030	56,037	57,219	142,249	145,249	101,059	103,190
Ser. 97-7, Class A8, 6.86s, 2029	8,643	8,474	33,787	33,125	72,813	71,385
Ser. 99-3, Class A7, 6.74s, 2031	108,000	105,227	147,000	143,226	151,000	147,123
Ser. 99-3, Class A6, 6 1/2s, 2031	--	--	147,968	143,529	143,560	139,253
Ser. 98-6, Class A7, 6.45s, 2030	--	--	208,563	212,124	150,328	152,895

Ser. 99-2, Class A7, 6.44s, 2030	--	--	546,466	523,689	761,600	729,856
Ser. 98-7, Class M1, 6.4s, 2030	118,000	86,666	218,000	160,112	136,000	99,886
Ser. 99-1, Class A6, 6.37s, 2025	113,000	112,435	359,000	357,205	224,000	222,880
Ser. 98-2, Class A5, 6.24s, 2016	12,330	11,177	--	--	--	--
Greenpoint Manufactured Housing
Ser. 00-3, Class IA, 8.45s, 2031	139,078	129,418	678,042	630,951	707,592	658,449
Ser. 99-5, Class M1A, 8.3s, 2026	--	--	198,000	159,281	157,000	126,299
Ser. 99-5, Class A4, 7.59s, 2028	180,793	176,213	395,790	385,763	271,190	264,319
Ser. 99-3, Class 1A5, 6.79s, 2023	10,380	10,353	--	--	--	--
GS Auto Loan Trust 144A Ser. 04-1, Class D, 5s, 2011	--	--	257,594	255,796	252,014	250,255
GSAMP Trust FRB Ser. 06-HE5, Class A2C, 5.015s, 2036	584,000	439,218	2,514,000	1,890,744	1,998,000	1,502,668
Guggenheim Structured Real Estate Funding, Ltd. 144A
FRB Ser. 05-2A, Class D, 6.415s, 2030 (Cayman Islands)	--	--	250,000	181,200	250,000	181,200
FRB Ser. 05-1A, Class D, 6.395s, 2030 (Cayman Islands)	--	--	105,068	89,307	100,774	85,658
High Income Trust Securities 144A FRB Ser. 03-1A,
Class A, 5.398s, 2036 (Cayman Islands)	--	--	476,264	381,011	433,410	346,728
Home Equity Asset Trust
FRB Ser. 04-7, Class A3, 5.255s, 2035	309	244	--	--	--	--
FRB Ser. 06-1, Class 2A4, 5.195s, 2036	117,000	91,517	527,000	412,217	415,000	324,611
Hyundai Auto Receivables Trust Ser. 04-A, Class D,
4.1s, 2011	43,739	43,432	41,878	41,584	39,086	38,812
Impac CMB Trust FRB Ser. 04-8, Class 1A, 5.225s, 2034	10,445	10,197	--	--	--	--
JPMorgan Mortgage Acquisition Corp. FRB Ser. 06-FRE1,
Class A4, 5.155s, 2035	100,000	87,010	443,000	385,454	347,000	301,925
Lehman ABS Manufactured Housing Contract
Ser. 01-B, Class M1, 6.63s, 2028	185,000	158,569	171,000	146,569	176,000	150,855
Ser. 01-B, Class A5, 5.873s, 2022	69,619	65,811	--	--	--	--
Lehman XS Trust
Ser. 07-6, Class 3A6, 6 1/2s, 2037	557,717	562,161	5,004,823	5,044,706	4,192,019	4,225,425
FRB Ser. 07-6, Class 2A1, 5.075s, 2037	1,244,585	1,195,928	5,784,430	5,558,287	4,468,938	4,294,225
IFB Ser. 07-3, Class 4B, IO, 1.825s, 2037	423,575	30,234	1,736,391	123,939	1,484,753	105,977
LNR CDO, Ltd. 144A FRB Ser. 03-1A, Class EFL, 7.896s,
2036 (Cayman Islands)	105,000	83,672	595,000	474,141	460,000	366,563
Long Beach Mortgage Loan Trust
FRB Ser. 05-2, Class M4, 5.485s, 2035	--	--	240,000	144,000	216,000	129,600
FRB Ser. 06-4, Class 2A4, 5 1/8s, 2036	111,000	73,050	503,000	331,031	394,000	259,296
FRB Ser. 06-1, Class 2A3, 5.055s, 2036	166,000	149,400	770,000	693,000	612,000	550,800
Marriott Vacation Club Owner Trust 144A
Ser. 05-2, Class D, 6.205s, 2027	--	--	26,502	26,015	28,465	27,942
FRB Ser. 02-1A, Class A1, 5.649s, 2024	21,625	21,069	91,637	89,284	90,138	87,824
Ser. 04-2A, Class D, 5.389s, 2026	--	--	19,149	19,285	18,781	18,914
Ser. 04-1A, Class C, 5.265s, 2026	--	--	47,861	45,175	44,442	41,948
MASTR Asset Backed Securities Trust
FRB Ser. 04-OPT2, Class A2, 5.215s, 2034	17,045	13,765	--	--	--	--
FRB Ser. 04-HE1, Class A1, 5.265s, 2034	4,209	3,561	--	--	--	--
FRB Ser. 06-FRE2, Class A4, 5.015s, 2036	58,000	46,583	262,000	210,425	206,000	165,448
MBNA Credit Card Master Note Trust FRB Ser. 03-C5,
Class C5, 6.208s, 2010	170,000	169,299	470,000	468,062	420,000	418,268
Merrill Lynch Mortgage Investors, Inc.
FRB Ser. 04-HE2, Class A1A, 5.265s, 2035	4,085	3,508	--	--	--	--
Ser. 04-WMC3, Class B3, 5s, 2035	11,227	4,143	33,318	12,294	30,783	11,359
Merrill Lynch Mortgage Investors, Inc. 144A
Ser. 05-WM1N, Class N1, 5s, 2035	956	823	2,656	2,286	2,538	2,184
Ser. 04-WM1N, Class N1, 4 1/2s, 2034 (In default) (NON)	1,604	4	3,041	8	3,759	10
Ser. 04-WM3N, Class N1, 4 1/2s, 2035 (In default) (NON)	--	--	9,640	2,314	8,614	2,067
Mid-State Trust Ser. 11, Class B, 8.221s, 2038	50,211	44,970	193,426	173,239	149,491	133,889
Morgan Stanley ABS Capital I
FRB Ser. 05-HE2, Class M5, 5.545s, 2035	--	--	150,000	82,500	135,000	74,250
FRB Ser. 05-HE1, Class M3, 5.385s, 2034	--	--	150,000	121,500	135,000	109,350
FRB Ser. 04-HE8, Class A4, 5.245s, 2034	6,211	5,626	--	--	--	--
FRB Ser. 06-NC4, Class M2, 5.165s, 2036	--	--	210,000	81,900	189,000	73,710
Morgan Stanley Auto Loan Trust 144A Ser. 04-HB2,
Class E, 5s, 2012	--	--	28	28	26	26
Navigator CDO, Ltd. 144A FRB Ser. 03-1A, Class A1,
5.359s, 2015 (Cayman Islands)	60,394	59,174	104,939	102,820	99,371	97,364
Navistar Financial Corp. Owner Trust
Ser. 05-A, Class C, 4.84s, 2014	37,907	37,053	89,082	87,074	85,765	83,832
Ser. 04-B, Class C, 3.93s, 2012	8,928	8,422	34,496	32,541	38,148	35,986
New Century Home Equity Loan Trust
FRB Ser. 03-4, Class M3, 6.915s, 2033	--	--	14,618	4,239	13,156	3,815
Ser. 03-5, Class AI7, 5.15s, 2033	90,493	85,503	307,491	290,535	269,632	254,764
Novastar Home Equity Loan
FRB Ser. 04-4, Class A1B, 5.265s, 2035	582	471	--	--	--	--
FRB Ser. 06-1, Class A2C, 5.025s, 2036	138,000	120,074	626,000	544,683	488,000	424,609
FRB Ser. 06-2, Class A2C, 5.015s, 2036	138,000	115,632	626,000	524,535	488,000	408,903
Oakwood Mortgage Investors, Inc.
Ser. 96-C, Class B1, 7.96s, 2027	548,178	353,584	739,325	476,877	459,762	296,554
Ser. 00-A, Class A3, 7.945s, 2022	73,820	63,166	287,183	245,736	280,992	240,438
Ser. 95-B, Class B1, 7.55s, 2021	--	--	185,000	118,400	267,000	170,880
Ser. 00-D, Class A3, 6.99s, 2022	--	--	257,271	260,127	131,043	132,497
Ser. 01-E, Class A4, 6.81s, 2031	628,854	537,008	829,137	708,039	897,878	766,741
Ser. 99-A, Class A3, 6.09s, 2029	209,784	189,456	--	--	--	--
Ser. 01-E, Class A, IO, 6s, 2009	160,669	5,322	548,648	18,173	367,895	12,186
Ser. 01-D, Class A3, 5.9s, 2022	88,934	72,037	699,955	566,964	543,201	439,993
Ser. 02-C, Class A1, 5.41s, 2032	291,965	258,384	862,504	763,302	798,151	706,351
Ser. 01-D, Class A2, 5.26s, 2019	53,271	36,313	--	--	325,642	221,976
Ser. 02-A, Class A2, 5.01s, 2020	205,287	180,355	--	--	102,644	90,178
Oakwood Mortgage Investors, Inc. 144A
Ser. 01-B, Class A4, 7.21s, 2030	--	--	88,308	76,201	116,878	100,854
Ser. 01-B, Class A3, 6.535s, 2023	--	--	73,568	67,038	53,026	48,319
Ocean Star PLC 144A
FRB Ser. 04, Class D, 7.179s, 2018 (Ireland)	23,000	21,160	133,000	122,360	123,000	113,160
FRB Ser. 05-A, Class D, 6.379s, 2012 (Ireland)	27,000	22,410	149,000	123,670	150,000	124,500
Option One Mortgage Loan Trust FRB Ser. 05-4,
Class M11, 7.365s, 2035	--	--	46,000	11,500	51,000	12,750
Origen Manufactured Housing
Ser. 04-B, Class A3, 4 3/4s, 2021	56,000	56,127	--	--	--	--
Ser. 04-B, Class A2, 3.79s, 2017	66,563	66,089	42,526	42,224	39,290	39,011
Park Place Securities, Inc.
FRB Ser. 05-WCH1, Class M4, 5.695s, 2036	--	--	97,000	68,385	88,000	62,040
FRB Ser. 04-MCW1, Class A2, 5.245s, 2034	12,388	9,310	--	--	--	--
FRB Ser. 04-WCW1, Class A2, 5.245s, 2034	6,326	4,757	22,405	16,847	21,497	16,164
FRB Ser. 04-WHQ2, Class A3A, 5.215s, 2035	5,367	4,475	43,340	36,138	42,039	35,053
Park Place Securities, Inc. 144A FRB Ser. 04-MHQ1,
Class M10, 7.365s, 2034	--	--	43,086	14,649	47,493	16,148
People's Choice Net Interest Margin Note 144A Ser.
04-2, Class B, 5s, 2034 (In default) (NON)	--	--	4,456	45	4,456	45
People's Financial Realty Mortgage Securities Trust
FRB Ser. 06-1, Class 1A2, 4.995s, 2036	224,000	201,867	995,000	896,685	791,000	712,842
Permanent Financing PLC
FRB Ser. 3, Class 3C, 6.296s, 2042 (United Kingdom)	110,000	108,134	280,000	275,250	270,000	265,420
FRB Ser. 4, Class 3C, 5.946s, 2042 (United Kingdom)	177,000	170,754	500,000	482,355	503,000	485,249
Pillar Funding PLC 144A
FRB Ser. 04-1A, Class C1, 5.941s, 2011 (United Kingdom)	134,000	118,393	474,000	418,792	422,000	372,848
FRB Ser. 04-2A, Class C, 5.871s, 2011 (United Kingdom)	--	--	174,000	150,317	160,689	138,818
Popular ABS Mortgage Pass-Through Trust FRB Ser. 04-4,
Class AV1, 5.205s, 2034	3,639	3,253	--	--	--	--
Renaissance Home Equity Loan Trust FRB Ser. 04-3,
Class AV1, 5.285s, 2034	176,838	157,386	--	--	--	--
Residential Asset Mortgage Products, Inc.
FRB Ser. 06-NC3, Class A2, 5.055s, 2036	200,000	186,468	927,000	864,277	737,000	687,133
FRB Ser. 06-RZ2, Class A2, 5.035s, 2036	289,000	268,951	--	--	--	--
FRB Ser. 07-RZ1, Class A2, 5.025s, 2037	207,000	178,067	840,000	722,591	667,000	573,772
Residential Asset Securities Corp. FRB Ser. 06-EMX3,
Class A2, 5.045s, 2036	1,216,000	1,092,454	--	--	--	--
Residential Asset Securities Corp. 144A
FRB Ser. 05-KS10, Class B, 7.615s, 2035	43,000	4,300	229,000	22,900	251,000	25,100
Ser. 04-NT, Class Note, 4 1/2s, 2034	12,285	9,214	17,855	13,391	19,247	14,435
Ser. 04-NT12, Class Note, 4.7s, 2035	--	--	1,019	987	1,076	1,042
SAIL Net Interest Margin Notes 144A
Ser. 03-3, Class A, 7 3/4s, 2033 (Cayman Islands) (In
default) (NON)	2,566	3	3,381	3	7,825	8
Ser. 03-BC2A, Class A, 7 3/4s, 2033 (Cayman Islands)
(In default) (NON)	18,358	551	4,166	125	--	--
Ser. 04-4A, Class B, 7 1/2s, 2034 (Cayman Islands) (In
default) (NON)	--	--	49,135	5	--	--
Ser. 03-5, Class A, 7.35s, 2033 (Cayman Islands) (In
default) (NON)	10,837	217	1,785	36	1,024	20
Ser. 03-6A, Class A, 7s, 2033 (Cayman Islands) (In
default) (NON)	--	--	3,582	36	2,792	28
Ser. 03-8A, Class A, 7s, 2033 (Cayman Islands) (In
default) (NON)	--	--	13,439	40	10,582	32
Ser. 03-9A, Class A, 7s, 2033 (Cayman Islands) (In
default) (NON)	--	--	17,378	17	11,202	11
Saxon Asset Securities Trust FRB Ser. 04-3, Class A,
5.205s, 2034	20,877	17,794	--	--	--	--
Securitized Asset Backed Receivables, LLC
FRB Ser. 05-HE1, Class M2, 5.515s, 2035	--	--	150,000	77,250	135,000	69,525
FRB Ser. 07-NC2, Class A2B, 5.005s, 2037	171,000	145,350	789,000	670,650	628,000	533,800
SG Mortgage Securities Trust
FRB Ser. 06-OPT2, Class A3D, PO, 5.075s, 2036	234,000	170,820	1,061,000	774,530	832,000	607,360
FRB Ser. 06-FRE1, Class A2B, 5.045s, 2036	--	--	506,000	398,483	402,000	316,581
Sharps SP I, LLC Net Interest Margin Trust 144A Ser.
04-HE1N, Class Note, 4.94s, 2034 (Cayman Islands) (In
default) (NON)	30,811	1	31,792	1	31,792	1
Soundview Home Equity Loan Trust
FRB Ser. 06-OPT3, Class 2A3, 5.035s, 2036	111,000	103,299	502,000	467,174	394,000	366,666
FRB Ser. 06-3, Class A3, 5.025s, 2036	587,000	486,827	2,527,000	2,095,763	2,009,000	1,666,160
Soundview Home Equity Loan Trust 144A FRB Ser.
05-CTX1, Class B1, 7.365s, 2035	58,000	14,500	--	--	134,000	33,500
Structured Asset Investment Loan Trust FRB Ser.
06-BNC2, Class A6, 5 1/8s, 2036	111,000	71,728	503,000	325,036	394,000	254,601
Structured Asset Investment Loan Trust 144A FRB Ser.
05-HE3, Class M11, 7.365s, 2035	--	--	--	--	225,000	11,250
Structured Asset Receivables Trust 144A FRB Ser. 05-1,

5.68s, 2015		--	--	1,148,497	1,119,784	1,106,431	1,078,770
TIAA Real Estate CDO, Ltd. Ser. 03-1A, Class E, 8s,
2038 (Cayman Islands)		--	--	349,000	282,006	299,000	241,604
TIAA Real Estate CDO, Ltd. 144A
FRB Ser. 02-1A, Class III, 7.6s, 2037 (Cayman Islands)		100,000	93,408	384,000	358,687	278,000	259,674
Ser. 02-1A, Class IIFX, 6.77s, 2037 (Cayman Islands)		200,000	193,612	--	--	--	--
Wells Fargo Home Equity Trust FRB Ser. 07-1, Class A3,
5.185s, 2037		--	--	222,000	142,043	174,000	111,331
WFS Financial Owner Trust
Ser. 05-1, Class D, 4.09s, 2012		26,394	26,035	--	--	21,736	21,440
Ser. 04-3, Class D, 4.07s, 2012		7,638	7,604	30,826	30,693	28,049	27,928
Ser. 04-4, Class D, 3.58s, 2012		18,009	17,874	14,407	14,299	13,916	13,812
Whinstone Capital Management, Ltd. 144A FRB Ser. 1A,
Class B3, 5.984s, 2044 (United Kingdom)		--	--	262,381	209,905	263,083	210,466

Total asset-backed securities (cost $20,999,630, $78,417,349 and $68,537,498)			$19,386,922		$71,988,884		$62,535,201

PURCHASED OPTIONS OUTSTANDING(a)		Growth 0.3%		Balanced 1.2%		Conservative 1.8%
	Expiration date/	Contract amount	Value	Contract amount	Value	Contract amount	Value
	strike price

Option on an interest rate swap with Deutschbank for
the right to pay a fixed rate of 5.385% versus
the three month USD-LIBOR-BBA maturing April 16, 2019.	Apr-09/5.385	$5,940,000	$110,959	$32,873,000	$614,068	$20,822,000	$388,955

Option on an interest rate swap with Deutschbank for
the right to receive a fixed rate of 5.385% versus
the three month USD-LIBOR-BBA maturing April 16, 2019.	Apr-09/5.385	5,940,000	340,600	32,873,000	1,884,938	20,822,000	1,193,933

Option on an interest rate swap with Goldman Sachs
International for the right to pay a fixed rate
of 5.355% versus the three month USD-LIBOR-BBA maturing
on November 12, 2019.	Nov-09/5.355	11,719,000	327,898	48,439,000	1,355,323	35,609,000	996,340

Option on an interest rate swap with Goldman Sachs
International for the right to receive a fixed rate
of 5.355% versus the three month USD-LIBOR-BBA maturing
November 12, 2019.	Nov-09/5.355	11,719,000	634,115	48,439,000	2,621,034	35,609,000	1,926,803

Option on an interest rate swap with Goldman Sachs
International for the right to pay a fixed rate
of 5.325% versus the three month USD-LIBOR-BBA maturing
April 8, 2019.	Apr-09/5.325	6,132,000	121,843	29,348,000	583,145	23,230,000	461,580

Option on an interest rate swap with Goldman Sachs
International for the right to receive a fixed rate
of 5.325% versus the three month USD-LIBOR-BBA maturing
April 8, 2019.	Apr-09/5.325	6,132,000	336,439	29,348,000	1,610,210	23,230,000	1,274,540

Option on an interest rate swap with Goldman Sachs
International for the right to pay a fixed rate
of 5.1975% versus the three month USD-LIBOR-BBA
maturing on May 14, 2018.	May-08/5.198	2,794,000	20,201	9,744,000	70,449	7,233,000	52,295

Option on an interest rate swap with Goldman Sachs
International for the right to receive a fixed rate
of 5.1975% versus the three month USD-LIBOR-BBA
maturing on May 14, 2018.	May-08/5.198	2,794,000	131,150	9,744,000	457,383	7,233,000	339,517

Option on an interest rate swap with Goldman Sachs
International for the right to pay a fixed rate
of 5.16% versus the three month USD-LIBOR-BBA maturing
April 28, 2018.	Apr-08/5.16	1,586,000	10,912	--	--	--	--

Option on an interest rate swap with Goldman Sachs
International for the right to receive a fixed rate
of 5.16% versus the three month USD-LIBOR-BBA maturing
April 28, 2018.	Apr-08/5.16	1,586,000	69,943	--	--	--	--

Option on an interest rate swap with Goldman Sachs
International for the right to pay a fixed rate
of 4.965% versus the three month USD-LIBOR-BBA maturing
April 29, 2013.	Apr-08/4.965	19,000,000	44,650	53,000,000	124,550	48,000,000	112,800

Option on an interest rate swap with Goldman Sachs
International for the right to receive a fixed rate
of 4.965% versus the three month USD-LIBOR-BBA maturing
April 29, 2013.	Apr-08/4.965	19,000,000	693,120	53,000,000	1,933,440	48,000,000	1,751,040

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 5.45%
versus the three month USD-LIBOR-BBA maturing on
May 28, 2018.	May-08/5.45	14,575,000	61,361	--	--	--	--

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 5.45% versus the three month USD-LIBOR-BBA maturing
on May 28, 2018.	May-08/5.45	14,575,000	925,950	--	--	--	--

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 5.355%
versus the three month USD-LIBOR-BBA maturing
November 12, 2019.	Nov-09/5.355	11,719,000	327,898	48,439,000	1,355,323	35,609,000	996,340

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 5.355% versus the three month USD-LIBOR-BBA maturing
on November 12, 2019.	Nov-09/5.355	11,719,000	634,115	48,439,000	2,621,034	35,609,000	1,926,803

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 5.34%
versus the three month USD-LIBOR-BBA maturing on
February 15, 2018.	Feb-08/5.34	1,597,000	1,437	--	--	--	--

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 5.34% versus the three month USD-LIBOR-BBA maturing
on February 15, 2018.	Feb-08/5.34	1,597,000	86,206	--	--	--	--

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 5.315%
versus the three month USD-LIBOR-BBA maturing on
April 8, 2019.	Apr-09/5.315	6,132,000	123,437	29,348,000	590,775	23,230,000	467,620

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 5.315% versus the three month USD-LIBOR-BBA maturing
on April 8, 2019.	Apr-09/5.315	6,132,000	330,760	29,348,000	1,583,031	23,230,000	1,253,026

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 5.235%
versus the three month USD-LIBOR-BBA maturing on
May 8, 2018.	May-08/5.235	5,616,000	35,718	16,824,000	107,001	13,370,000	85,033

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 5.235% versus the three month USD-LIBOR-BBA maturing
on May 8, 2018.	May-08/5.235	5,616,000	276,307	16,824,000	827,741	13,370,000	657,804

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 5.22%
versus the three month USD-LIBOR-BBA maturing on
May 14, 2018.	May-08/5.22	2,794,000	19,083	9,744,000	66,552	7,233,000	49,401

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 5.22% versus the three month USD-LIBOR-BBA maturing
on May 14, 2018.	May-08/5.22	2,794,000	135,006	9,744,000	470,830	7,233,000	349,499

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 5.215%
versus the three month USD-LIBOR-BBA maturing on
May 14, 2018.	May-08/5.215	8,228,000	56,938	24,406,000	168,890	19,430,000	134,456

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 5.215% versus the three month USD-LIBOR-BBA maturing
on May 14, 2018.	May-08/5.215	8,228,000	395,026	24,406,000	1,171,732	19,430,000	932,834

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 5.175%
versus the three month USD-LIBOR-BBA maturing on
April 29, 2018.	Apr-08/5.175	9,000,000	59,850	27,000,000	179,550	24,000,000	159,600

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 5.175% versus the three month USD-LIBOR-BBA maturing
on April 29, 2018.	Apr-08/5.175	9,000,000	407,160	27,000,000	1,221,480	24,000,000	1,085,760

Option on an interest rate swap with Lehman Brothers
Special Financing, Inc. for the right to pay a fixed
rate of 5.37% versus the three month USD-LIBOR-BBA
maturing November 12, 2019.	Nov-09/5.37	11,719,000	322,741	48,439,000	1,334,010	35,609,000	980,672

Option on an interest rate swap with Lehman Brothers

Special Financing, Inc. for the right to receive
a fixed rate of 5.37% versus the three month
USD-LIBOR-BBA maturing November 12, 2019.		Nov-09/5.37	11,719,000	641,850	48,439,000	2,653,004	35,609,000	1,950,305

Option on an interest rate swap with Lehman Brothers
Special Financing, Inc. for the right to pay a fixed
rate of 5.21% versus the three month USD-LIBOR-BBA
maturing on May 14, 2018.		May-08/5.21	1,646,000	11,522	4,881,000	34,167	3,886,000	27,202

Option on an interest rate swap with Lehman Brothers
Special Financing, Inc. for the right to receive
a fixed rate of 5.21% versus the three month
USD-LIBOR-BBA maturing on May 14, 2018.		May-08/5.21	1,646,000	78,514	4,881,000	232,824	3,886,000	185,362

Option on an interest rate swap with Lehman Brothers
Special Financing, Inc. for the right to pay a fixed
rate of 5.20% versus the three month USD-LIBOR-BBA
maturing on May 14, 2018.		May-08/5.2	4,114,000	29,539	12,203,000	87,618	9,715,000	69,754

Option on an interest rate swap with Lehman Brothers
Special Financing, Inc. for the right to receive
a fixed rate of 5.20% versus the three month
USD-LIBOR-BBA maturing on May 14, 2018.		May-08/5.2	4,114,000	193,728	12,203,000	574,639	9,715,000	457,479

Option on an interest rate swap with Lehman Brothers
Special Financing, Inc. for the right to pay a fixed
rate of 4.84% versus the three month USD-LIBOR-BBA
maturing on March 11, 2018.		Mar-08/4.84	7,884,000	85,912	3,459,000	37,693	2,977,000	32,440

Option on an interest rate swap with Lehman Brothers
Special Financing, Inc. for the right to receive
a fixed rate of 4.84% versus the three month
USD-LIBOR-BBA maturing on March 11, 2018.		Mar-08/4.84	7,884,000	186,141	3,459,000	81,667	2,977,000	70,287

Option on an interest rate swap with Lehman Brothers
Special Financing, Inc. for the right to pay a fixed
rate of 4.655% versus the three month USD-LIBOR-BBA
maturing on March 10, 2018.		Mar-08/4.655	836,000	14,195	1,659,000	28,170	1,400,000	23,772

Option on an interest rate swap with Lehman Brothers
Special Financing, Inc. for the right to receive
a fixed rate of 4.655% versus the three month
USD-LIBOR-BBA maturing on March 10, 2018.		Mar-08/4.655	836,000	12,766	1,659,000	25,333	1,400,000	21,378

Total purchased options outstanding
(cost $6,410,876, $21,432,898 and $16,323,240)				$8,294,990		$26,707,604		$20,414,630

WARRANTS(a)(NON)			Growth 0.2%		Balanced --%		Conservative --%

	Expiration date	Strike Price	Warrants	Value	Warrants	Value	Warrants	Value
AboveNet, Inc.	9/08/10	$ 24.00	58	$2,900	--	$--	29	$1,450
AboveNet, Inc.	9/08/08	20.00	49	2,695	--	--	25	1,375
Aldar Properties 144A (United Arab Emirates)	1/12/10	AED 0.00001	553,940	1,825,288	--	--	--	--
Dayton Superior Corp. 144A (F)	6/15/09	$ 0.01	630	3,120	--	--	330	1,634
First Gulf Bank 144A (United Arab Emirates)	10/07/10	AED 0.00001	243,307	1,470,937	--	--	--	--
MSCI India Trust 144A (India)	4/21/09	INR 0.000001	3,064	2,025,439	--	--	--	--

Total warrants
(cost $4,440,256, $-- and $6,238)				$5,330,379		$--		$4,459

SENIOR LOANS(a)(c)			Growth --%		Balanced --%		Conservative --%

			Principal amount	Value	Principal amount	Value	Principal amount	Value

Sandridge Energy bank term loan FRN 8.854s, 2014			$100,000	$98,500	$95,000	$93,575	$45,000	$44,325
Sandridge Energy bank term loan FRN 8 5/8s, 2015			410,000	407,950	400,000	398,000	190,000	189,050

Total senior loans
(cost $510,000, $495,000 and $235,000)				$506,450		$491,575		$233,375

CONVERTIBLE BONDS AND NOTES(a)
(cost $438,932, $433,513 and $200,500)			Growth --%		Balanced --%		Conservative --%

			Principal amount	Value	Principal amount	Value	Principal amount	Value

DRS Technologies, Inc. 144A cv. unsec. notes 2s, 2026			$405,000	$439,931	$400,000	$434,500	$185,000	$200,956

MUNICIPAL BONDS AND NOTES(a)			Growth --%		Balanced --%		Conservative 0.1%

		Rating(RAT)	Principal amount	Value	Principal amount	Value	Principal amount	Value

MI Tobacco Settlement Fin. Auth. Rev. Bonds, Ser. A,
7.309s, 6/1/34		Baa3	$--	$--	$220,000	$207,264	$230,000	$216,685
WV Tobacco Settlement Fin. Auth. Rev. Bonds, Ser. A,
7.467s, 6/1/47		Baa3	--	--	660,000	634,689	520,000	500,058

Total municipal bonds and notes
(cost $--, $879,976 and $749,975)				$--		$841,953		$716,743

SHORT-TERM INVESTMENTS(a)			Growth 21.8%		Balanced 17.4%		Conservative 19.2%
			Principal		Principal		Principal
			amount/shares	Value	amount/shares	Value	amount/shares	Value

Sheffield Receivables Corp. for an effective yield
of 6.22%, January 3, 2008			$25,000,001	$24,991,389	$20,000,000	$19,993,111	$10,000,000	$9,996,556
Tulip Funding Corp. for an effective yield of 6.18%,
January 9, 2008			50,000,001	49,931,667	30,000,000	29,959,000	20,000,000	19,972,667
Windmill Funding Corp. for an effective yield
of 6.18%, January 11, 2008			--	--	--	--	5,825,000	5,815,049
Windmill Funding Corp. for an effective yield
of 6.18%, January 10, 2008			8,300,001	8,287,239	--	--	--	--
Windmill Funding Corp. for an effective yield
of 6.17%, January 3, 2008			30,000,001	29,989,750	25,000,000	24,991,458	19,006,000	18,999,506
Interest in $200,000,000 joint tri-party repurchase
agreement dated December 31, 2007 with UBS Securities,
LLC due January 2, 2008 maturity value of $43,620,903
and $5,601,400 (for Growth Portfolio and Balanced
Portfolio, respectively) for an effective yield
of 4.50% (collateralized by various mortgage backed
securities with coupon rates ranging 1.00% to 12.50%
and due dates ranging from February 1, 2008 to
October 1, 2047, valued at $204,001,976).			43,610,000	43,610,000	5,600,000	5,600,000	--	--
Short-term investments held as collateral for loaned
securities with yields ranging from 0.95% to 6.50% and
due dates ranging from January 2, 2008 to
February 22, 2008 (d)			213,637,563	213,162,779	159,420,477	159,065,261	21,224,715	21,177,423
Putnam Prime Money Market Fund (e)			218,141,280	218,141,280	159,129,510	159,129,510	140,737,896	140,737,896

Total short-term investments
(cost $588,114,104, $398,738,340 and $216,699,097)				$588,114,104		$398,738,340		$216,699,097

TOTAL INVESTMENTS

Total investments
(cost $2,648,069,020, $2,416,214,574 and $1,262,373,704) (b)			$2,941,038,972			$2,658,663,623		$1,345,060,797

Putnam Asset Allocation: Growth Portfolio

FORWARD CURRENCY CONTRACTS TO BUY at 12/31/07 (aggregate face value $496,727,455) (Unaudited)
				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$112,691,361	$113,566,056	1/16/08	$(874,695)
Brazilian Real	8,376,543	8,239,247	1/16/08	137,296
British Pound	1,561,410	1,611,480	3/19/08	(50,070)
Canadian Dollar	19,164,363	18,961,425	1/16/08	202,938
Chilean Peso	4,004,307	3,973,030	1/16/08	31,277
Czech Koruna	1,034,154	1,019,480	3/19/08	14,674
Danish Krone	932,204	933,055	3/19/08	(851)
Euro	144,036,607	144,717,577	3/19/08	(680,970)
Hong Kong Dollar	12,218,934	12,259,465	2/20/08	(40,531)
Hungarian Forint	823,852	810,442	3/19/08	13,410
Indian Rupee	2,325,595	2,321,743	2/20/08	3,852
Japanese Yen	45,677,867	45,366,537	2/20/08	311,330
Mexican Peso	8,319,782	8,364,313	1/16/08	(44,531)
New Zealand Dollar	3,282,944	3,316,144	1/16/08	(33,200)
Norwegian Krone	115,909,713	114,710,053	3/19/08	1,199,660
Polish Zloty	2,058,828	2,070,621	3/19/08	(11,793)
South African Rand	6,291,564	6,304,479	1/16/08	(12,915)
South Korean Won	2,018,349	2,078,959	2/20/08	(60,610)
Swedish Krona	1,724,622	1,727,156	3/19/08	(2,534)
Swiss Franc	4,415,301	4,376,193	3/19/08	39,108

Total				$140,845

Putnam Asset Allocation: Growth Portfolio

FORWARD CURRENCY CONTRACTS TO SELL at 12/31/07 (aggregate face value $726,401,078) (Unaudited)
				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$24,802,124	$25,055,694	1/16/08	$253,570
British Pound	92,010,154	93,996,257	3/19/08	1,986,103
Canadian Dollar	84,679,210	84,740,515	1/16/08	61,305
Czech Koruna	954,224	970,301	3/19/08	16,077
Euro	115,122,302	116,136,498	3/19/08	1,014,196
Hong Kong Dollar	8,017,102	8,054,047	2/20/08	36,945
Hungarian Forint	2,153	2,149	3/19/08	(4)
Japanese Yen	198,460,268	195,580,995	2/20/08	(2,879,273)
New Zealand Dollar	5,440,814	5,352,299	1/16/08	(88,515)
Norwegian Krone	23,607,987	23,299,091	3/19/08	(308,896)
Polish Zloty	1,088,917	1,092,805	3/19/08	3,888
Singapore Dollar	16,029,279	15,968,345	2/20/08	(60,934)
Swedish Krona	103,620,521	104,309,144	3/19/08	688,623
Swiss Franc	34,403,591	34,278,022	3/19/08	(125,569)
Taiwan Dollar	17,531,437	17,564,916	2/20/08	33,479

Total				$630,995

Putnam Asset Allocation: Growth Portfolio

FUTURES CONTRACTS OUTSTANDING at 12/31/07 (Unaudited)
				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Amsterdam Exchange Index (Long)	104	$15,698,726	Jan-08	$342,995
Canadian Government Bond 10 yr (Long)	10	1,157,651	Mar-08	(2,402)
DAX Index (Short)	40	11,890,961	Mar-08	(319,877)
Dow Jones Euro Stoxx 50 Index (Short)	1,892	122,508,804	Mar-08	(2,312,799)
Euro-Bobl 5 yr (Long)	22	3,467,030	Mar-08	(42,621)
Euro-Bund 10 yr (Long)	99	16,348,908	Mar-08	(361,629)
Euro-Bund 10 yr (Short)	68	11,229,553	Mar-08	225,190
Euro-Dollar 90 day (Long)	98	23,462,425	Mar-08	152,858
Euro-Dollar 90 day (Short)	223	53,662,163	Jun-08	(548,482)
Euro-Dollar 90 day (Short)	211	50,909,025	Sep-08	(609,974)
Euro-Dollar 90 day (Long)	90	21,678,750	Sep-09	251,905
FTSE 100 Index (Short)	464	59,450,104	Mar-08	(1,286,365)
Hang Seng Index (Long)	38	6,800,682	Jan-08	154,578
IBEX 35 Index (Long)	56	12,354,336	Jan-08	(189,692)
Japanese Government Bond 10 yr (Long)	78	95,800,161	Mar-08	489,405
OMXS 30 Index (Short)	1,309	21,965,638	Jan-08	(64,656)
Russell 2000 Index Mini (Long)	1,061	81,930,420	Mar-08	(315,995)
Russell 2000 Index Mini (Short)	2,838	219,150,360	Mar-08	1,934,558
S&P 500 Index (Long)	392	144,765,600	Mar-08	(1,129,849)
S&P 500 Index E-Mini (Long)	6,678	493,253,775	Mar-08	(5,088,419)
S&P 500 Index E-Mini (Short)	374	27,624,575	Mar-08	434,027
S&P ASX 200 Index (Short)	46	6,400,815	Mar-08	(105,985)
S&P Mid Cap 400 Index E-Mini (Long)	919	79,475,120	Mar-08	(1,172,520)
S&P/MIB Index (Short)	46	13,069,998	Mar-08	(42,805)
SGX MSCI Singapore Index (Short)	50	2,954,498	Jan-08	(105,801)
Tokyo Price Index (Short)	281	37,083,221	Mar-08	2,523,081
U.K. Gilt 10 yr (Long)	17	3,719,522	Mar-08	3,664
U.K. Gilt 10 yr (Short)	20	4,375,908	Mar-08	(4,418)
U.S. Treasury Bond 20 yr (Long)	221	25,718,875	Mar-08	(102,935)
U.S. Treasury Note 2 yr (Long)	149	31,327,250	Mar-08	127,251
U.S. Treasury Note 2 yr (Short)	64	13,456,000	Mar-08	(398)
U.S. Treasury Note 5 yr (Short)	221	24,372,157	Mar-08	(107,058)
U.S. Treasury Note 10 yr (Long)	124	14,060,437	Mar-08	56,727
U.S. Treasury Note 10 yr (Short)	895	101,484,609	Mar-08	475,872

Total				$(6,742,569)

Putnam Asset Allocation: Growth Portfolio

WRITTEN OPTIONS OUTSTANDING at 12/31/07 (premiums received $1,936,297) (Unaudited)
	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap with Citibank, N.A. for the obligation to receive a fixed rate of 5.7% versus the three month USD-LIBOR-BBA maturing on
May 14, 2018.	$1,078,000	May-08/5.7	$1,962
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a
fixed rate of 5.7% versus the three month USD-LIBOR-BBA maturing on May 14, 2018.	1,078,000	May-08/5.7	87,490
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.51% versus the three month USD-LIBOR-BBA maturing on
May 14, 2022.	4,114,000	May-12/5.51	183,772
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 5.51% versus the three month USD-LIBOR-BBA maturing on
May 14, 2022.	4,114,000	May-12/5.51	229,314
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.00% versus the three month USD-LIBOR-BBA maturing on
December 19, 2018.	12,511,000	Dec-08/5.00	302,766
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 5.00% versus the three month USD-LIBOR-BBA maturing on
December 19, 2018.	12,511,000	Dec-08/5.00	515,452
Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to receive a fixed rate of 5.95% versus the three month
USD-LIBOR-BBA maturing June 16, 2018.	2,512,000	Jun-08/5.95	3,341
Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to pay a fixed rate of 5.95% versus the three month USD-LIBOR-BBA
maturing June 16, 2018.	2,512,000	Jun-08/5.95	249,291
Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to receive a fixed rate of 5.84% versus the three month
USD-LIBOR-BBA maturing June 18, 2018.	1,246,000	Jun-08/5.84	2,293
Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to pay a fixed rate of 5.84% versus the three month USD-LIBOR-BBA
maturing June 18, 2018.	1,246,000	Jun-08/5.84	113,461
Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to receive a fixed rate of 5.835% versus the three month
USD-LIBOR-BBA maturing June 18, 2018.	374,000	Jun-08/5.835	696
Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to pay a fixed rate of 5.835% versus the three month USD-LIBOR-BBA
maturing June 18, 2018.	374,000	Jun-08/5.835	33,922
Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to receive a fixed rate of 5.52% versus the three month
USD-LIBOR-BBA maturing on May 14, 2022.	823,000	May-12/5.52	36,508
Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to pay a fixed rate of 5.52% versus the three month USD-LIBOR-BBA
maturing on May 14, 2022.	823,000	May-12/5.52	46,154
Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to receive a fixed rate of 5.515% versus the three month
USD-LIBOR-BBA maturing on May 14, 2022.	2,057,000	May-12/5.515	91,598
Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to pay a fixed rate of 5.515% versus the three month USD-LIBOR-BBA
maturing on May 14, 2022.	2,057,000	May-12/5.515	115,213
Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to receive a fixed rate of 5.385% versus the three month
USD-LIBOR-BBA maturing on August 28, 2018.	3,501,000	Aug-08/5.385	31,404
Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to pay a fixed rate of 5.385% versus the three month USD-LIBOR-BBA
maturing August 28, 2018.	3,501,000	Aug-08/5.385	208,590
Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to receive a fixed rate of 5.35% versus the three month
USD-LIBOR-BBA maturing August 28, 2018.	1,400,000	Aug-08/5.35	13,440
Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to pay a fixed rate of 5.35% versus the three month USD-LIBOR-BBA
maturing on August 28, 2018.	1,400,000	Aug-08/5.35	80,486
Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to receive a fixed rate of 5.225% versus the three month
USD-LIBOR-BBA maturing March 5, 2018.	2,032,000	Mar-08/5.225	5,527
Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to pay a fixed rate of 5.225% versus the three month USD-LIBOR-BBA
maturing March 5, 2018.	2,032,000	Mar-08/5.225	94,285

Total			$2,446,965

Putnam Asset Allocation: Growth Portfolio

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 12/31/07 (Unaudited)
		Payments	Payments	Unrealized
Swap counterparty /	Termination	made by	received by	appreciation/
Notional amount	date	fund per annum	fund per annum	(depreciation)

Bank of America, N.A.
$5,500,000	9/1/15	3 month USD-LIBOR-BBA	4.53%	$68,228

786,000	10/3/16	5.15630%	3 month USD-LIBOR-BBA	(32,368)

80,000	5/31/16	5.58909%	3 month USD-LIBOR-BBA	(5,781)

4,800,000	10/21/15	4.943%	3 month USD-LIBOR-BBA	(133,670)

130,000	6/24/15	4.39%	3 month USD-LIBOR-BBA	753

110,000	6/23/15	4.45%	3 month USD-LIBOR-BBA	215

260,000	6/23/15	4.466%	3 month USD-LIBOR-BBA	241

740,000	6/17/15	4.555%	3 month USD-LIBOR-BBA	(3,405)

9,748,000	9/24/09	3 month USD-LIBOR-BBA	4.7375%	254,224

2,500,000	4/6/10	4.6375%	3 month USD-LIBOR-BBA	(38,457)

1,000,000	3/30/09	3.075%	3 month USD-LIBOR-BBA	3,130

Bear Stearns Bank plc
5,500,000	4/24/12	5.027%	3 month USD-LIBOR-BBA	(195,718)

Citibank, N.A.
1,572,000	12/24/27	4.9425%	3 month USD-LIBOR-BBA	7,851

8,357,000	12/24/09	3 month USD-LIBOR-BBA	3.8675%	976

290,000	11/9/17	3 month USD-LIBOR-BBA	5.07641%	9,531

2,986,000	11/23/17	4.885%	3 month USD-LIBOR-BBA	(50,552)

8,978,000	11/9/17	5.0825%	3 month USD-LIBOR-BBA	(299,443)

8,737,000	11/9/09	4.387%	3 month USD-LIBOR-BBA	(76,085)

1,361,000	10/26/12	4.6275%	3 month USD-LIBOR-BBA	(24,620)

4,920,000	7/27/09	5.504%	3 month USD-LIBOR-BBA	(191,001)

230,000	4/7/14	5.377%	3 month USD-LIBOR-BBA	(12,977)

Credit Suisse First Boston International
13,580,000	10/7/14	3 month USD-LIBOR-BBA	4.624%	152,463

687,400	7/9/14	4.945%	3 month USD-LIBOR-BBA	(30,006)

Credit Suisse International
18,500,000	12/4/08	4.9485%	3 month USD-LIBOR-BBA	(113,967)

1,111,000	9/28/16	5.10886%	3 month USD-LIBOR-BBA	(56,172)

985,000	10/16/17	3 month USD-LIBOR-BBA	5.297%	49,400

269,000	3/21/16	3 month USD-LIBOR-BBA	5.20497%	15,572

516,000	8/29/12	5.04556%	3 month USD-LIBOR-BBA	(25,748)

Deutsche Bank AG
1,470,000	11/7/17	3 month USD-LIBOR-BBA	5.056%	46,005

2,160,000	10/16/17	3 month USD-LIBOR-BBA	5.297%	108,329

283,084	8/2/22	3 month USD-LIBOR-BBA	5.7756%	31,164

317,679	8/2/32	5.86%	3 month USD-LIBOR-BBA	(43,435)

Goldman Sachs Capital Markets, L.P.
283,084	8/12/22	3 month USD-LIBOR-BBA	5.601%	25,704

317,679	8/12/32	5.689%	3 month USD-LIBOR-BBA	(35,417)

570,000	8/1/22	3 month USD-LIBOR-BBA	5.845%	67,068

639,659	8/1/32	5.919%	3 month USD-LIBOR-BBA	(92,981)

2,448,129	8/15/10	3 month USD-LIBOR-BBA	5.405%	(127,137)

Goldman Sachs International
800,000	11/9/17	3 month USD-LIBOR-BBA	5.08%	26,519

3,968,000	9/21/17	5.149%	3 month USD-LIBOR-BBA	(203,846)

14,259,300	9/21/09	3 month USD-LIBOR-BBA	4.60%	331,921

8,931,300	9/19/09	3 month USD-LIBOR-BBA	4.763%	236,151

975,000	9/14/17	5.0625%	3 month USD-LIBOR-BBA	(43,074)

1,999,000	9/14/14	4.906%	3 month USD-LIBOR-BBA	(82,205)

285,000	5/3/16	5.565%	3 month USD-LIBOR-BBA	(20,339)

690,000	4/7/14	5.33842%	3 month USD-LIBOR-BBA	(37,359)

720,000	11/9/17	3 month USD-LIBOR-BBA	5.071%	23,347

1,700,000	1/8/12	3 month USD-LIBOR-BBA	4.98%	76,683

1,846,000	12/20/16	3 month USD-LIBOR-BBA	5.074%	64,145

1,835,000	11/21/26	3 month USD-LIBOR-BBA	5.2075%	54,669

8,287,000	11/21/08	5.0925%	3 month USD-LIBOR-BBA	(61,776)

1,865,000	11/20/26	3 month USD-LIBOR-BBA	5.261%	68,200

8,290,000	11/20/08	5.16%	3 month USD-LIBOR-BBA	(67,589)

7,200,000	7/25/09	5.327%	3 month USD-LIBOR-BBA	(254,599)

21,860,000	6/12/17	3 month USD-LIBOR-BBA	5.7175%	1,810,580

795,000	10/19/16	5.32413%	3 month USD-LIBOR-BBA	(42,407)

414,000	9/29/16	3 month USD-LIBOR-BBA	5.1275%	21,686

1,243,000	9/29/08	5.085%	3 month USD-LIBOR-BBA	(22,874)

JPMorgan Chase Bank, N.A.
200,000	4/17/17	3 month USD-LIBOR-BBA	5.266%	9,701

600,000	4/17/09	5.12%	3 month USD-LIBOR-BBA	(8,320)

7,234,000	4/11/17	5.1975%	3 month USD-LIBOR-BBA	(312,252)

4,400,000	10/21/15	4.916%	3 month USD-LIBOR-BBA	(114,471)

13,000,000	9/2/15	3 month USD-LIBOR-BBA	4.4505%	90,697

17,000,000	8/25/10	4.4725%	3 month USD-LIBOR-BBA	(423,148)

1,200,000	8/4/16	3 month USD-LIBOR-BBA	5.5195%	98,434

2,700,000	8/4/08	3 month USD-LIBOR-BBA	5.40%	52,292

1,572,000	12/24/27	4.9675%	3 month USD-LIBOR-BBA	2,813

9,779,000	12/11/17	3 month USD-LIBOR-BBA	4.65%	(24,373)

8,978,000	11/9/17	5.0895%	3 month USD-LIBOR-BBA	(304,562)

8,737,000	11/9/09	4.3975%	3 month USD-LIBOR-BBA	(77,878)

930,000	11/7/17	3 month USD-LIBOR-BBA	5.05771%	29,238

1,413,000	10/30/12	4.68375%	3 month USD-LIBOR-BBA	(30,598)

1,507,000	9/27/17	5.2335%	3 month USD-LIBOR-BBA	(87,802)

3,968,000	9/21/17	5.15%	3 month USD-LIBOR-BBA	(204,175)

14,259,300	9/21/09	3 month USD-LIBOR-BBA	4.6125%	335,410

1,175,000	8/29/17	5.263%	3 month USD-LIBOR-BBA	(71,588)

4,139,000	8/29/17	5.2925%	3 month USD-LIBOR-BBA	(261,318)

10,099,000	8/24/09	3 month USD-LIBOR-BBA	4.9125%	289,136

19,800,000	8/13/12	3 month USD-LIBOR-BBA	5.2%	1,133,985

466,000	8/2/15	3 month USD-LIBOR-BBA	4.6570%	10,293

2,210,000	6/29/15	3 month USD-LIBOR-BBA	4.296%	(25,205)

160,000	6/24/15	4.387%	3 month USD-LIBOR-BBA	957

640,000	6/16/15	4.538%	3 month USD-LIBOR-BBA	(2,263)

700,000	8/7/12	3 month USD-LIBOR-BBA	5.194%	39,906

486,000	9/28/16	3 month USD-LIBOR-BBA	5.1223%	25,070

5,150,000	3/8/17	3 month USD-LIBOR-BBA	5.28%	322,365

685,000	2/23/17	5.211%	3 month USD-LIBOR-BBA	(39,425)

644,000	1/31/17	3 month USD-LIBOR-BBA	5.415%	48,017

810,000	1/26/17	5.287%	3 month USD-LIBOR-BBA	(51,684)

2,841,000	12/19/16	5.0595%	3 month USD-LIBOR-BBA	(95,634)

1,200,000	7/25/17	3 month USD-LIBOR-BBA	5.652%	111,767

1,859,000	11/20/26	3 month USD-LIBOR-BBA	5.266%	69,143

8,269,000	11/20/08	5.165%	3 month USD-LIBOR-BBA	(67,879)

2,763,000	11/14/11	5.0235%	3 month USD-LIBOR-BBA	(96,056)

3,870,000	11/6/16	3 month USD-LIBOR-BBA	5.12%	150,289

2,690,000	10/10/13	5.09%	3 month USD-LIBOR-BBA	(107,496)

1,930,000	10/10/13	5.054%	3 month USD-LIBOR-BBA	(73,032)

3,430,000	7/5/17	3 month USD-LIBOR-BBA	4.55%	9,249

7,300,000	6/27/17	3 month USD-LIBOR-BBA	5.712%	603,217

1,457,000	9/28/08	5.096%	3 month USD-LIBOR-BBA	(26,250)

739,000	9/18/16	5.291%	3 month USD-LIBOR-BBA	(47,338)

7,000,000	1/17/16	4.946%	3 month USD-LIBOR-BBA	(277,085)

4,353,000	8/15/11	5.412%	3 month USD-LIBOR-BBA	(265,006)

3,600,000	4/23/17	5.186%	3 month USD-LIBOR-BBA	(152,494)

Lehman Brothers Special Financing, Inc.
2,300,000	11/15/26	3 month USD-LIBOR-BBA	5.246%	81,528

10,390,000	11/15/08	5.1125%	3 month USD-LIBOR-BBA	(80,899)

8,357,000	12/24/09	3 month USD-LIBOR-BBA	3.84625%	(2,402)

52,579,000	12/11/17	4.839%	3 month USD-LIBOR-BBA	(703,821)

1,370,000	11/9/17	3 month USD-LIBOR-BBA	5.068%	44,089

320,000	11/9/17	3 month USD-LIBOR-BBA	5.0385%	9,536

8,978,000	11/9/17	5.067%	3 month USD-LIBOR-BBA	(288,199)

8,737,000	11/9/09	4.403%	3 month USD-LIBOR-BBA	(78,821)

510,000	11/7/17	3 month USD-LIBOR-BBA	5.05521%	15,930

1,361,000	10/26/12	4.61375%	3 month USD-LIBOR-BBA	(23,770)

3,968,000	9/24/17	5.285%	3 month USD-LIBOR-BBA	(248,019)

14,259,300	9/24/09	3 month USD-LIBOR-BBA	4.695%	360,263

5,954,200	9/19/09	3 month USD-LIBOR-BBA	4.755%	156,465

2,426,000	9/11/17	5.0525%	3 month USD-LIBOR-BBA	(104,802)

7,900,000	3/16/09	4.9275%	3 month USD-LIBOR-BBA	(179,295)

3,000,000	3/16/17	5.034%	3 month USD-LIBOR-BBA	(130,990)

2,371,000	3/15/17	5.043%	3 month USD-LIBOR-BBA	(105,224)

14,433,000	3/15/09	4.9298%	3 month USD-LIBOR-BBA	(327,950)

1,900,000	11/29/26	3 month USD-LIBOR-BBA	5.135%	39,243

7,670,000	11/29/16	3 month USD-LIBOR-BBA	5.02%	236,099

21,370,000	11/29/08	3 month USD-LIBOR-BBA	5.045%	150,325

965,000	10/23/16	5.325%	3 month USD-LIBOR-BBA	(51,639)

2,400,000	10/23/08	5.255%	3 month USD-LIBOR-BBA	(18,144)

965,000	10/23/16	3 month USD-LIBOR-BBA	5.3275%	51,817

2,400,000	10/23/08	3 month USD-LIBOR-BBA	5.26%	18,262

1,530,000	9/29/13	5.0555%	3 month USD-LIBOR-BBA	(79,186)

7,140,000	9/8/16	5.3275%	3 month USD-LIBOR-BBA	(474,464)

13,949,000	8/3/16	5.5675%	3 month USD-LIBOR-BBA	(1,200,533)

141,000	8/3/36	3 month USD-LIBOR-BBA	5.67%	16,172

16,076,000	8/3/11	5.445%	3 month USD-LIBOR-BBA	(1,002,697)

7,039,000	8/3/08	3 month USD-LIBOR-BBA	5.425%	141,203

217,271	8/29/17	3 month USD-LIBOR-BBA	5.32%	14,246

985,708	8/29/12	5.075%	3 month USD-LIBOR-BBA	(50,703)

976,000	8/29/17	5.29125%	3 month USD-LIBOR-BBA	(61,802)

384,000	8/29/17	5.3187%	3 month USD-LIBOR-BBA	(25,177)

3,942,000	8/29/09	5.001%	3 month USD-LIBOR-BBA	(118,921)

3,494,125	8/29/09	5.005%	3 month USD-LIBOR-BBA	(105,178)

1,190,000	8/24/12	5.085%	3 month USD-LIBOR-BBA	(61,783)

8,900,000	5/29/12	5.28%	3 month USD-LIBOR-BBA	(412,989)

Merrill Lynch Capital Services, Inc.
1,660,000	11/6/17	5.00693%	3 month USD-LIBOR-BBA	(45,411)

1,361,000	10/26/12	4.6165%	3 month USD-LIBOR-BBA	(23,940)

275,120	8/13/12	4.94%	3 month USD-LIBOR-BBA	(12,495)

283,084	8/12/22	3 month USD-LIBOR-BBA	5.601%	25,704

570,000	8/1/22	3 month USD-LIBOR-BBA	5.845%	67,068

553,964	8/1/12	5.204%	3 month USD-LIBOR-BBA	(31,782)

7,200,000	3/2/11	5.815%	3 month USD-LIBOR-BBA	(500,697)

Morgan Stanley Capital Services, Inc.
1,452,000	2/20/17	5.192%	3 month USD-LIBOR-BBA	(81,748)

413,000	8/29/17	5.26021%	3 month USD-LIBOR-BBA	(25,068)

Total				$(3,916,205)

Putnam Asset Allocation: Growth Portfolio

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 12/31/07 (Unaudited)

			Fixed payments	Total return	Unrealized
Swap counterparty /		Termination	received (paid) by	received by	appreciation/
Notional amount		date	fund per annum	or paid by fund	(depreciation)

Bank of America, N.A.
$5,430,000	(F)	5/2/08	5 bp plus change	The spread	$(135,767)
			in spread	return of Banc
			of Banc	of America
			of America	Securities- CMBS
			Securities AAA	AAA 10 year Index
10 yr Index
multiplied by
the modified
duration factor

1,320,000	(F)	5/2/08	10 bp plus	The spread	(31,375)
			change in spread	return of Banc
			of Banc	of America
			of America	Securities- CMBS
			Securities AAA	AAA 10 year Index
10 yr Index
multiplied by
the modified
duration factor

2,590,000		3/3/08	(Banc	The spread	--
			of America	return of Banc
			Securities AAA	of America
			10 yr Index	Securities- CMBS
			multiplied by	AAA 10 year Index
the modified
duration factor
minus 250 bp)

2,460,000	(F)	7/2/08	(Banc of America	The spread	(9,429)
			Securities AAA	return of Banc
			10 yr Index	of America
			multiplied by	Securities- CMBS
			the modified	AAA 10 year Index
duration factor
minus 150 bp)

1,550,000	(F)	5/2/08	Banc of America	The spread	(5,679)
			Securities AAA	return of Banc
			10 yr Index	of America
			multiplied by	Securities- CMBS
			the modified	AAA 10 year Index
duration factor

Citibank, N.A.
228,766,564		1/12/09	(1 month USD-	A basket	(3,806,184)
			LIBOR-BBA plus	of shares defined
			25 bp)	in the term sheet

228,682,603		1/12/09	1 month USD-	A basket	3,987,181
			LIBOR-BBA minus	of shares defined
			30 bp	in the term sheet

66,110,348		4/3/08	(Russell 2000	3 month USD-	3,766,408
			Total Return	LIBOR-BBA
Index)

1,230,000	(F)	5/2/08	12.5 bp plus	The spread	(28,949)
			change in spread	return of Banc
			of Banc	of America
			of America	Securities- CMBS
			Securities AAA	AAA 10 year Index
10 yr Index
multiplied by
the modified
duration factor

37,131,967		9/11/08	3 month USD-	the units	3,338,042
			LIBOR-BBA minus	of Financial
			75 bp	Select Sector
SPDR Fund

34,405,018		9/11/08	(3 month USD-
LIBOR-BBA minus
			30 bp)	PowerShares QQQ	121,103

17,099,031		9/4/08	1 month USD-	Russell 2000	65,819
			LIBOR-BBA minus	Total Return
			0.95%	Index

50,307,420		1/16/08	3 month USD-	(Russell 2000	4,494,597
			LIBOR-BBA minus	Total Return
			75 bp	Index)

Deutsche Bank AG
224,000	(F)	2/1/08	(75 bp minus	The spread	3,916
			beginning	return of Lehman
			of period nominal	Brothers AAA
			spread of Lehman	8.5+ CMBS Index
			Brothers AAA	adjusted by
			8.5+ Commercial	modified
			Mortgage Backed	duration factor
Securities Index)

169,000	(F)	2/1/08	50 bp plus	The spread	(2,076)
			beginning	return of Lehman
			of period nominal	Brothers AAA
			spread of Lehman	8.5+ CMBS Index
			Brothers AAA	adjusted by
			8.5+ Commercial	modified
			Mortgage Backed	duration factor
Securities Index

1,235,000	(F)	2/1/08	30 bp plus	The spread	(15,228)
			beginning	return of Lehman
			of period nominal	Brothers AAA
			spread of Lehman	8.5+ CMBS Index
			Brothers AAA	adjusted by
			8.5+ Commercial	modified
			Mortgage Backed	duration factor
Securities Index

Goldman Sachs International
4,650,000		7/2/08	(Banc	The spread	--
			of America	return of Banc
			Securities AAA	of America
			10 yr Index	Securities- CMBS
			multiplied by	AAA 10 year Index
the modified
duration factor
minus 125 bp)

4,230,000	(F)	11/2/08	20 bp plus	The spread	126,528
			change in spread	return of Banc
			of Banc	of America
			of America	Securities- CMBS
			Securities AAA	AAA 10 year Index
10 yr Index
multiplied by
the modified
duration factor

1,070,000	(F)	5/1/08	10 bp plus	The spread	28,432
			change in spread	return of Banc
			of Banc	of America
			of America	Securities- CMBS
			Securities AAA	AAA 10 year Index
10 yr Index
multiplied by
the modified
duration factor

2,920,000		1/1/08	(10 bp plus	The spread	152,602
			beginning	return of Lehman
			of period nominal	Brothers AAA
			spread of Lehman	8.5+ CMBS Index
			Brothers AAA	adjusted by
			8.5+ Commercial	modified
			Mortgage Backed	duration factor
Securities Index)

JPMorgan Chase Bank, N.A.
16,069,980		1/9/08	(1 month USD-	Standard & Poors	(789,730)
			LIBOR-BBA plus	500 Consumer
			25 bp)	Durables &
Apparel Index

30,262,154		1/9/08	(1 month USD-	Standard & Poors	112,519
			LIBOR-BBA plus	500 Capital
			25 bp)	Goods Index

12,159,418		1/9/08	(1 month USD-	Standard & Poors	(144,181)
			LIBOR-BBA plus	500 Media Index
25 bp)

11,146,946		1/9/08	(1 month USD-	Standard & Poors	(310,327)
			LIBOR-BBA plus	500 Utilities
			25 bp)	Index

19,552,403		1/9/08	(1 month USD-	Standard & Poors	(41,442)
			LIBOR-BBA plus	500 Technology
			25 bp)	Hardware &
Equipment Index

12,670,258		1/9/08	(1 month USD-	Standard & Poors	(462,203)
			LIBOR-BBA plus	500
			25 bp)	Transportation

			Index

16,432,792	1/9/08	(1 month USD-	Standard & Poors	(902,981)
		LIBOR-BBA plus	500
		25 bp)	Pharmaceuticals,
			Biotechnology &
			Life Sciences
			Index

14,102,324	1/9/08	(1 month USD-	Standard & Poors	(133,192)
		LIBOR-BBA plus	500 Insurance
		25 bp)	Index

6,116,036	1/9/08	(1 month USD-	Standard & Poors	(71,253)
		LIBOR-BBA plus	500 Commercial
		25 bp)	Services &
			Supplies Index

16,429,951	1/9/08	(1 month USD-	Standard & Poors	343,177
		LIBOR-BBA plus	500 Software &
		25 bp)	Services Index

10,438,243	1/9/08	(1 month USD-	Standard & Poors	(411,421)
		LIBOR-BBA plus	500 Consumer
		25 bp)	Services Index

2,713,332	1/9/08	(1 month USD-	Standard & Poors	(117,899)
		LIBOR-BBA plus	500 Automobiles
		25 bp)	& Components
			Index

3,358,365	1/9/08	(1 month USD-	Standard & Poors	14,776
		LIBOR-BBA plus	500 Materials
		25 bp)	Index

6,832,680	1/9/08	(1 month USD-	Standard & Poors	(286,738)
		LIBOR-BBA plus	500 Diversified
		25 bp)	Financials Index

3,881,493	1/9/08	(1 month USD-	Standard & Poors	50,182
		LIBOR-BBA plus	500 Health Care
		25 bp)	Equipment &
			Services Index

10,052,078	1/9/08	1 month USD-	Standard and	52,505
		LIBOR-BBA minus	Poor's 500
		30 bp	Semiconductors
			and
			Semiconductors
			Equipment
			Industry Group
			Index

13,431,626	1/9/08	1 month USD-	Standard & Poors	954,678
		LIBOR-BBA minus	500 Retailing
		30 bp	Index

13,127,240	1/9/08	1 month USD-	Standard & Poors	60,063
		LIBOR-BBA minus	500 Household &
		30 bp	Personal
			Products Index

26,872,168	1/9/08	1 month USD-	Standard & Poors	(1,552,250)
		LIBOR-BBA minus	500 Energy Index
		30 bp

20,607,174	1/9/08	1 month USD-	Standard & Poors	1,443,519
		LIBOR-BBA minus	500 Banks Index
		30 bp

15,589,022	1/9/08	1 month USD-	Standard & Poors	663,880
		LIBOR-BBA minus	500 Real Estate
		30 bp	Index

37,125,508	1/9/08	1 month USD-	Standard & Poors	569,434
		LIBOR-BBA minus	500 Food
		30 bp	Beverage &
			Tobacco Index

19,714,667	1/9/08	1 month USD-	Standard & Poors	(400,326)
		LIBOR-BBA minus	500
		30 bp	Telecommunication
			Services Index

30,156,107	1/9/08	1 month USD-	Standard & Poors	419,551
		LIBOR-BBA minus	500 Food &
		30 bp	Staples
			Retailing GICS
			Industry Group
			Index

37,807,060	11/26/08	3 month USD-	Standard & Poors	(912,289)
		LIBOR-BBA minus	US 600 Smallcap
		50 bp	total return
			index

506,000	(F)	4/30/08	110 bp plus Banc	The spread	6,477
			of America	return of Banc
			Securities AAA	of America
			10 yr Index	Securities- CMBS
			multiplied by	AAA 10 year Index
the modified
duration factor

88,606,345		9/24/08	3 month USD-	Russell 2000	2,181,161
			LIBOR-BBA	Total Return
Index

43,000	(F)	2/1/08	(Beginning	The spread	702
			of period nominal	return of Lehman
			spread of Lehman	Brothers AAA
			Brothers AAA	8.5+ CMBS Index
			8.5+ Commercial	adjusted by
			Mortgage Backed	modified
			Securities Index	duration factor
minus 50 bp)

1,511,000	(F)	2/1/08	25 bp plus	The spread	(20,354)
			beginning	return of Lehman
			of period nominal	Brothers AAA
			spread of Lehman	8.5+ CMBS Index
			Brothers AAA	adjusted by
			8.5+ Commercial	modified
			Mortgage Backed	duration factor
Securities Index

1,431,150	(F)	8/1/08	Change in spread	The spread	(18,860)
			of Lehman	return of Lehman
			Brothers AAA	Brothers AAA
			8.5+ Commercial	8.5+ CMBS Index
			Mortgage Backed	adjusted by
			Securities Index	modified
			minus 17.5 bp	duration factor

Lehman Brothers Special Financing, Inc.
8,799,939		5/1/08	(1 month USD-	Lehman Brothers	(470,581)
			LIBOR-BBA minus	U.S. High Yield
			0.50%)	Index

4,000,004		4/1/08	(4,000,004)	100 bp plus	(183,433)
Lehman Brothers
U.S. High Yield
Index

2,532,000		6/2/08	(Beginning	The spread	--
			of period nominal	return of Lehman
			spread of Lehman	Brothers AAA
			Brothers AAA	8.5+ CMBS Index
			8.5+ Commercial	adjusted by
			Mortgage Backed	modified
			Securities Index	duration factor
minus 175 bp)

4,900,000	(F)	7/2/08	(Beginning	The spread	(17,258)
			of period nominal	return of Lehman
			spread of Lehman	Brothers AAA
			Brothers AAA	8.5+ CMBS Index
			8.5+ Commercial	adjusted by
			Mortgage Backed	modified
			Securities Index	duration factor
minus 230 bp)

3,175,000		6/1/08	(Beginning	The spread	(16,580)
			of period nominal	return of Lehman
			spread of Lehman	Brothers AAA
			Brothers AAA	8.5+ CMBS Index
			8.5+ Commercial	adjusted by
			Mortgage Backed	modified
			Securities Index	duration factor
minus 500 bp)

3,545,000	(F)	6/2/08	(Beginning	The spread	(63,931)
			of period nominal	return of Lehman
			spread of Lehman	Brothers AAA
			Brothers AAA	8.5+ CMBS Index
			8.5+ Commercial	adjusted by
			Mortgage Backed	modified
			Securities Index	duration factor
minus 300 bp)

830,000		6/1/08	(20 bp plus	The spread	(16,482)
			beginning	return of Lehman
			of period nominal	Brothers AAA
			spread of Lehman	8.5+ CMBS Index
			Brothers AAA	adjusted by
			8.5+ Commercial	modified
			Mortgage Backed	duration factor

Securities Index)

1,650,000		5/1/08	(Beginning	The spread	(17,491)
			of period nominal	return of Lehman
			spread of Lehman	Brothers AAA
			Brothers AAA	8.5+ CMBS Index
			8.5+ Commercial	adjusted by
			Mortgage Backed	modified
			Securities Index	duration factor
minus 175 bp)

3,220,000		5/1/08	(Beginning	The spread	(18,441)
			of period nominal	return of Lehman
			spread of Lehman	Brothers AAA
			Brothers AAA	8.5+ CMBS Index
			8.5+ Commercial	adjusted by
			Mortgage Backed	modified
			Securities Index	duration factor
minus 218.75 bp)

80,000		5/1/08	Beginning	The spread	(881)
			of period nominal	return of Lehman
			spread of Lehman	Brothers AAA
			Brothers AAA	8.5+ CMBS Index
			8.5+ Commercial	adjusted by
			Mortgage Backed	modified
			Securities Index	duration factor
minus 25 bp

1,190,000		5/1/08	50 bp plus	The spread	(20,157)
			beginning	return of Lehman
			of period nominal	Brothers AAA
			spread of Lehman	8.5+ CMBS Index
			Brothers AAA	adjusted by
			8.5+ Commercial	modified
			Mortgage Backed	duration factor
Securities Index

3,696,000		4/1/08	Beginning	The spread	(87,868)
			of period nominal	return of Lehman
			spread of Lehman	Brothers AAA
			Brothers AAA	8.5+ CMBS Index
			8.5+ Commercial	adjusted by
			Mortgage Backed	modified
			Securities Index	duration factor
minus 10 bp

7,900,000		4/1/08	(Beginning	The spread	174,344
			of period nominal	return of Lehman
			spread of Lehman	Brothers AAA
			Brothers AAA	8.5+ CMBS Index
			8.5+ Commercial	adjusted by
			Mortgage Backed	modified
			Securities Index	duration factor
minus 175 bp)

7,900,000	(F)	9/1/08	Beginning	The spread	(111,027)
			of period nominal	return of Lehman
			spread of Lehman	Brothers AAA
			Brothers AAA	8.5+ CMBS Index
			8.5+ Commercial	adjusted by
			Mortgage Backed	modified
			Securities Index	duration factor

6,438,000		3/1/08	(2.5 bp plus	The spread	111,819
			beginning	return of Lehman
			of period nominal	Brothers AAA
			spread of Lehman	8.5+ CMBS Index
			Brothers AAA	adjusted by
			8.5+ Commercial	modified
			Mortgage Backed	duration factor
Securities Index)

3,230,196		3/1/08	(1 month USD-	100 bp plus	(163,466)
			LIBOR-BBA minus	Lehman Brothers
			20 bp)	U.S. High Yield
Index

138,425,759		2/1/08	(1 month USD-	100 bp plus	(773,681)
			LIBOR-BBA plus	Lehman Brothers
			15 bp)	US Aggregate RBI
Series 1 Index

3,444,000		3/1/08	Beginning	The spread	(42,219)
			of period nominal	return of Lehman
			spread of Lehman	Brothers AAA
			Brothers AAA	8.5+ CMBS Index
			8.5+ Commercial	adjusted by
			Mortgage Backed	modified
			Securities Index	duration factor
minus 70 bp

4,170,000		3/1/08	(Beginning	The spread	58,262

		of period nominal	return of Lehman
		spread of Lehman	Brothers AAA
		Brothers AAA	8.5+ CMBS Index
		8.5+ Commercial	adjusted by
		Mortgage Backed	modified
		Securities Index	duration factor
minus 120 bp)

5,562,000	2/1/08	(Beginning	The spread	78,146
		of period nominal	return of Lehman
		spread of Lehman	Brothers AAA
		Brothers AAA	8.5+ CMBS Index
		8.5+ Commercial	adjusted by
		Mortgage Backed	modified
		Securities Index	duration factor
minus 100 bp)

5,756,000	2/1/08	30 bp plus	The spread	(75,999)
		beginning	return of Lehman
		of period nominal	Brothers AAA
		spread of Lehman	8.5+ CMBS Index
		Brothers AAA	adjusted by
		8.5+ Commercial	modified
		Mortgage Backed	duration factor
Securities Index

1,235,000	2/1/08	Beginning	The spread	(18,807)
		of period nominal	return of Lehman
		spread of Lehman	Brothers AAA
		Brothers AAA	8.5+ CMBS Index
		8.5+ Commercial	adjusted by
		Mortgage Backed	modified
		Securities Index	duration factor
minus 50 bp

2,424,000	2/1/08	57.5 bp plus	The spread	(45,210)
		beginning	return of Lehman
		of period nominal	Brothers AAA
		spread of Lehman	8.5+ CMBS Index
		Brothers AAA	adjusted by
		8.5+ Commercial	modified
		Mortgage Backed	duration factor
Securities Index

1,366,000	1/1/08	(5 bp plus	The spread	69,554
		beginning	return of Lehman
		of period nominal	Brothers AAA
		spread of Lehman	8.5+ CMBS Index
		Brothers AAA	adjusted by
		8.5+ Commercial	modified
		Mortgage Backed	duration factor
Securities Index)

2,920,000	1/1/08	(Beginning	The spread	153,448
		of period nominal	return of Lehman
		spread of Lehman	Brothers AAA
		Brothers AAA	8.5+ CMBS Index
		8.5+ Commercial	adjusted by
		Mortgage Backed	modified
		Securities Index)	duration factor

2,920,000	1/1/08	(10 bp plus	The spread	151,883
		beginning	return of Lehman
		of period nominal	Brothers AAA
		spread of Lehman	8.5+ CMBS Index
		Brothers AAA	adjusted by
		8.5+ Commercial	modified
		Mortgage Backed	duration factor
Securities Index)

4,642,000	2/1/08	Beginning	The spread	(85,448)
		of period nominal	return of Lehman
		spread of Lehman	Brothers Aaa
		Brothers AAA	8.5+ CMBS Index
		8.5+ Commercial	adjusted by
		Mortgage Backed	modified
		Securities Index	duration factor
minus 50 bp

Merrill Lynch Capital Services
24,192,810	10/28/08	3 month USD-	Russell 2000	1,532,071
		LIBOR-BBA minus	Total Return
		105 bp	Index

Merrill Lynch International
1,465,661	2/5/08	(12 month USD-	MSCI Daily Total	960,905
		LIBOR-BBA minus	Return Net
		300 BP)	Emerging Markets
India USD Index

Morgan Stanley Capital Services, Inc.
2,050,000 (F)	4/2/08	(Beginning	The spread	(16,449)

			of period nominal	return of Lehman
			spread of Lehman	Brothers AAA
			Brothers AAA	8.5+ CMBS Index
			8.5+ Commercial	adjusted by
			Mortgage Backed	modified
			Securities Index	duration factor
minus 235 bp)

285,000	(F)	5/31/08	(Banc of America	The spread	(3,523)
			Securities AAA	return of Banc
			10 yr Index	of America
			multiplied by	Securities- CMBS
			the modified	AAA 10 year Index
duration factor
minus 250 bp)

3,037,000	(F)	5/2/08	10 bp plus Banc	The spread	(1,479)
			of America	return of Banc
			Securities AAA	of America
			10 yr Index	Securities- CMBS
			multiplied by	AAA 10 year Index
the modified
duration factor

1,270,000	(F)	4/30/08	Change in spread	The spread	(6,173)
			of Banc	return of Banc
			of America	of America
			Securities AAA	Securities- CMBS
			10 yr Index	AAA 10 year Index
multiplied by
the modified
duration factor
minus 15 bp

4,416,000	(F)	1/31/08	(Beginning	The spread	66,523
			of period nominal	return of Lehman
			spread of Lehman	Brothers AAA
			Brothers AAA	8.5+ CMBS Index
			8.5+ Commercial	adjusted by
			Mortgage Backed	modified
			Securities Index	duration factor
minus 25 bp)

1,209,000	(F)	1/31/08	Change in spread	The spread	(25,741)
			of Lehman	return of Lehman
			Brothers AAA	Brothers AAA
			8.5+ Commercial	8.5+ CMBS Index
			Mortgage Backed	adjusted by
			Securities Index	modified
			minus 110 bp	duration factor

1,047,000		1/31/08	Change in spread	The spread	(15,555)
			of Banc	return of Banc
			of America	of America
			Securities AAA	Securities- CMBS
			10 yr Index	AAA 10 year Index
multiplied by
the modified
duration factor
minus 80 bp

1,047,000		1/31/08	Change in spread	The spread	(28,176)
			of Lehman	return of Lehman
			Brothers AAA	Brothers AAA
			8.5+ Commercial	8.5+ CMBS Index
			Mortgage Backed	adjusted by
			Securities Index	modified
			minus 70 bp	duration factor

5,462,000	(F)	1/31/08	40 bp plus	The spread	(126,669)
			beginning	return of Lehman
			of period nominal	Brothers Aaa
			spread of Lehman	8.5+ CMBS Index
			Brothers AAA	adjusted by
			8.5+ Commercial	modified
			Mortgage Backed	duration factor
Securities Index

$13,251,349

(F) Is valued at fair value following procedures approved by the Trustees.

Putnam Asset Allocation: Growth Portfolio

CREDIT DEFAULT CONTRACTS OUTSTANDING at 12/31/07 (Unaudited)

	Upfront				Fixed payments	Unrealized
Swap counterparty /	premium	Notional		Termination	received (paid) by	appreciation/
Referenced debt*	received (paid)**	amount		date	fund per annum	(depreciation)

Bank of America, N.A.
Abitibibowater Inc.,
6 1/2%, 6/15/13	$--	$75,000		12/20/08	550 bp	$(1,265)

DJ ABX NA CMBX BBB Index	622	905,000	(F)	10/12/52	(134 bp)	181,473

DJ CDX NA HY Series 8
Index	478,325	80,560,000		6/20/12	(275 bp)	4,481,619

DJ CDX NA HY Series 9
Index	110,000	2,750,000		12/20/12	375 bp	(8,250)

DJ CDX NA HY Series 9
Index	(42,364)	7,135,000		12/20/12	375 bp	(349,169)

Nalco, Co.
7.75%,11/15/11	--	70,000		9/20/12	350 bp	(1,676)

Bear Stearns International, Ltd.
DJ ABX NA CMBX BBB Index	5,264	1,086,860	(F)	10/12/52	(134 bp)	222,457

Citibank, N.A.
Abitibibowater Inc.,
6 1/2%, 6/15/13	--	75,000	(F)	12/20/08	825 bp	643

Abitibibowater Inc.,
6 1/2%, 6/15/13	--	75,000	(F)	12/20/08	725 bp	(315)

Abitibibowater Inc.,
6 1/2%, 6/15/13	--	75,000	(F)	12/20/08	800 bp	210

Freescale
Semiconductor, 8 7/8%,
12/15/14	--	190,000		9/20/12	495 bp	(12,525)

Credit Suisse International
Dynegy Holdings Inc.,
6 7/8%, 4/1/11	--	115,000		6/20/17	297 bp	(13,012)

Deutsche Bank AG
DJ CDX NA IG Series 9
Index	(4,834)	1,080,000		12/20/12	(60 bp)	3,040

Nalco, Co. 7.75%,
11/15/11	--	60,000		12/20/12	363 bp	(1,366)

Goldman Sachs International
DJ ABX HE A Index	110,567	165,000		1/25/38	369 bp	(3,198)

DJ ABX HE AAA Index	38,778	165,000		1/25/38	76 bp	(4,104)

DJ CDX NA CMBX AAA Index	8,778	240,000		3/15/49	7 bp	1,533

DJ CDX NA IG Series 8
Index	152,915	10,170,000		6/20/12	35 bp	(58,858)

DJ CDX NA IG Series 9
Index	(82,927)	25,100,000		12/20/12	(60 bp)	(265,905)

General Motors Corp.,
7 1/8%, 7/15/13	--	160,000		9/20/08	620 bp	2,335

General Motors Corp.,
7 1/8%, 7/15/13	--	35,000		9/20/08	620 bp	511

Lehman Brothers Special Financing, Inc.
Community Health
Systems, 8 7/8%, 7/15/15	--	175,000		12/20/12	360 bp	(3,638)

DJ ABX HE A Index	114,675	165,000		1/25/38	369 bp	1,564

DJ ABX HE A Index	110,567	165,000		1/25/38	369 bp	(2,535)

DJ ABX HE AAA Index	46,200	165,000		1/25/38	76 bp	4,537

DJ ABX HE AAA Index	38,778	165,000		1/25/38	76 bp	(2,868)

DJ ABX NA CMBX BBB Index	496	120,400	(F)	10/12/52	(134 bp)	24,556

DJ CDX NA CMBX AA Index	(6,654)	210,000	(F)	3/15/49	(15 bp)	13,018

DJ CDX NA EM Series 7
Index	(870,048)	80,560,000		6/20/12	125 bp	(2,041,932)

DJ CDX NA HY Series 7
Index	(197,535)	5,000,000		12/20/11	325 bp	(270,818)

DJ CDX NA IG Series 8
Index	23,253	1,488,000		6/20/12	35 bp	(7,732)

DJ CDX NA IG Series 9
Index	(16,938)	7,330,000		12/20/17	(80 bp)	6,249

DJ CDX NA IG Series 9
Index	(64,040)	9,103,000		12/20/12	60 bp	(130,401)

DJ CDX NA IG Series 9
Index	(10,175)	2,320,000		12/20/12	(60 bp)	6,738

Sungard Data Systems,
Inc., 9 1/8%, 8/15/13	--	50,000		9/20/12	395 bp	(185)

Merrill Lynch Capital Services, Inc.
General Motors Corp.,
7 1/8%, 7/15/13	--	110,000		9/20/08	500 bp	631

Merrill Lynch International
Dynegy Holdings Inc.,

6 7/8%, 4/1/11	--	115,000		6/20/17	295 bp	(13,137)

Morgan Stanley Capital Services, Inc.
DJ ABX NA CMBX BBB Index	275	378,051	(F)	10/12/52	(134 bp)	75,823

DJ CDX NA CMBX AAA Index	50,587	811,000	(F)	12/13/49	8 bp	19,455

DJ CDX NA CMBX AAAA
Index	84,512	3,220,000		2/17/51	35 bp	10,555

DJ CDX NA IG Series 8
Index	41,636	3,463,000		6/20/12	35 bp	(30,475)

DJ CDX NA IG Series 9
Index	(2,462)	550,000		12/20/12	(60 bp)	1,548

Dynegy Holdings Inc.,
6 7/8%, 4/1/11	--	115,000		6/20/12	225 bp	(7,135)

Jefferson Smurfit Corp,
7.5%, 6/1/13	--	70,000		9/20/12	445 bp	1,950

Nalco, Co. 7.75%,
11/15/11	--	70,000		9/20/12	330 bp	(2,221)

Total						$1,827,725

* Payments related to the reference debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

(F) Is valued at fair value following procedures approved by the Trustees.

Putnam Asset Allocation: Balanced Portfolio

FORWARD CURRENCY CONTRACTS TO BUY at 12/31/07 (aggregate face value $404,747,519) (Unaudited)
				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$92,322,875	$93,478,969	1/16/08	$(1,156,094)
Brazilian Real	7,004,040	6,886,456	1/16/08	117,584
British Pound	2,179	2,188	3/19/08	(9)
Canadian Dollar	15,484,419	15,314,639	1/16/08	169,780
Chilean Peso	3,753,382	3,720,786	1/16/08	32,596
Czech Koruna	877,066	864,621	3/19/08	12,445
Euro	121,736,261	122,286,313	3/19/08	(550,052)
Hong Kong Dollar	1,617,935	1,624,751	2/20/08	(6,816)
Hungarian Forint	1,033,377	1,019,084	3/19/08	14,293
Indian Rupee	2,369,015	2,365,091	2/20/08	3,924
Japanese Yen	38,967,127	38,593,553	2/20/08	373,574
Mexican Peso	7,085,494	7,111,921	1/16/08	(26,427)
New Zealand Dollar	2,534,017	2,553,889	1/16/08	(19,872)
Norwegian Krone	96,940,574	95,941,983	3/19/08	998,591
Polish Zloty	1,782,741	1,792,982	3/19/08	(10,241)
South African Rand	5,465,760	5,469,948	1/16/08	(4,188)
South Korean Won	1,755,584	1,808,344	2/20/08	(52,760)
Swedish Krona	267,485	265,416	3/19/08	2,069
Swiss Franc	3,650,194	3,646,585	3/19/08	3,609

Total				$(97,994)

Putnam Asset Allocation: Balanced Portfolio
FORWARD CURRENCY CONTRACTS TO SELL at 12/31/07 (aggregate face value $600,724,263) (Unaudited)
				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$18,548,171	$18,735,381	1/16/08	$187,210
British Pound	80,014,332	81,807,826	3/19/08	1,793,494
Canadian Dollar	71,712,908	71,743,064	1/16/08	30,156
Czech Koruna	1,155,431	1,174,805	3/19/08	19,374
Danish Krone	1,096,503	1,097,504	3/19/08	1,001
Euro	91,496,649	92,295,875	3/19/08	799,226
Hungarian Forint	2,091	2,088	3/19/08	(3)
Japanese Yen	172,206,629	169,346,259	2/20/08	(2,860,370)
New Zealand Dollar	5,475,782	5,386,698	1/16/08	(89,084)
Norwegian Krone	15,472,017	15,266,948	3/19/08	(205,069)
Polish Zloty	943,299	946,667	3/19/08	3,368
Singapore Dollar	14,570,234	14,520,322	2/20/08	(49,912)
Swedish Krona	88,212,685	88,696,429	3/19/08	483,744
Swiss Franc	24,771,802	24,775,445	3/19/08	3,643
Taiwan Dollar	14,893,905	14,928,952	2/20/08	35,047

Total				$151,825

Putnam Asset Allocation: Balanced Portfolio
FUTURES CONTRACTS OUTSTANDING at 12/31/07 (Unaudited)
				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Amsterdam Exchange Index (Long)	81	$12,226,901	Jan-08	$267,141
Canadian Government Bond 10 yr (Long)	12	1,389,181	Mar-08	(2,895)
DAX Index (Short)	32	9,512,776	Mar-08	(255,902)
Dow Jones Euro Stoxx 50 Index (Short)	1,321	85,536,071	Mar-08	(1,614,793)
Euro-Bobl 5 yr (Long)	26	4,097,402	Mar-08	(50,371)
Euro-Bund 10 yr (Long)	121	19,982,013	Mar-08	(441,991)
Euro-Bund 10 yr (Short)	56	9,247,874	Mar-08	185,451
Euro-Dollar 90 day (Long)	424	101,510,900	Mar-08	661,347
Euro-Dollar 90 day (Short)	655	157,617,563	Jun-08	(1,611,045)
Euro-Dollar 90 day (Short)	831	200,499,525	Sep-08	(2,416,427)
Euro-Dollar 90 day (Long)	281	67,685,875	Sep-09	786,436
FTSE 100 Index (Short)	304	38,950,090	Mar-08	(842,790)
Hang Seng Index (Long)	25	4,474,133	Jan-08	101,696
IBEX 35 Index (Long)	27	5,956,559	Jan-08	(91,459)
Japanese Government Bond 10 yr (Long)	72	88,430,918	Mar-08	451,905
OMXS 30 Index (Short)	984	16,511,984	Jan-08	(48,603)
Russell 2000 Index Mini (Long)	385	29,729,700	Mar-08	(117,550)
Russell 2000 Index Mini (Short)	1,568	121,080,960	Mar-08	1,069,853
S&P 500 Index (Long)	109	40,253,700	Mar-08	(319,934)
S&P 500 Index E-Mini (Long)	4,681	345,750,363	Mar-08	(3,584,986)
S&P 500 Index E-Mini (Short)	328	24,226,900	Mar-08	380,644
S&P ASX 200 Index (Short)	41	5,705,075	Mar-08	(94,465)
S&P/MIB Index (Short)	32	9,092,179	Mar-08	(29,778)
S&P Mid Cap 400 Index E-Mini (Long)	611	52,839,280	Mar-08	(780,052)
SGX MSCI Singapore Index (Short)	43	2,540,868	Jan-08	(90,988)
Tokyo Price Index (Short)	230	30,352,814	Mar-08	2,167,128
U.K. Gilt 10 yr (Long)	22	4,813,502	Mar-08	4,742
U.K. Gilt 10 yr (Short)	50	10,939,776	Mar-08	(12,930)
U.S. Treasury Bond 20 yr (Long)	515	59,933,125	Mar-08	(296,136)
U.S. Treasury Note 2 yr (Short)	728	153,062,000	Mar-08	(92,446)
U.S. Treasury Note 5 yr (Long)	62	6,837,438	Mar-08	(13,680)
U.S. Treasury Note 5 yr (Short)	30	3,308,438	Mar-08	(11,682)
U.S. Treasury Note 10 yr (Long)	524	59,416,688	Mar-08	218,859
U.S. Treasury Note 10 yr (Short)	670	75,971,719	Mar-08	355,959

Total				$(6,169,742)

Putnam Asset Allocation: Balanced Portfolio

WRITTEN OPTIONS OUTSTANDING at 12/31/07 (premiums received $9,325,808) (Unaudited)
	Contract	Expiration date/
	amount	strike price	Value

S&P 500 Index Depository Receipts (SPDR Trust Series I) (Call)	$51,689	Jan-08/$153.61	$18,143
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.51% versus the three month USD-LIBOR-BBA maturing on
May 14, 2022.	12,203,000	May-12/5.51	545,108
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 5.51% versus the three month USD-LIBOR-BBA maturing on
May 14, 2022.	12,203,000	May-12/5.51	680,195
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.00% versus the three month USD-LIBOR-BBA maturing on
December 19, 2018.	43,363,000	Dec-08/5.00	1,049,385
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 5.00% versus the three month USD-LIBOR-BBA maturing on
December 19, 2018.	43,363,000	Dec-08/5.00	1,786,556
Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to receive a fixed rate of 5.95% versus the three month
USD-LIBOR-BBA maturing June 16, 2018.	44,022,000	Jun-08/5.95	58,549
Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to pay a fixed rate of 5.95% versus the three month USD-LIBOR-BBA
maturing June 16, 2018.	44,022,000	Jun-08/5.95	4,368,743
Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to receive a fixed rate of 5.52% versus the three month
USD-LIBOR-BBA maturing on May 14, 2022.	2,440,500	May-12/5.52	108,261
Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to pay a fixed rate of 5.52% versus the three month USD-LIBOR-BBA
maturing on May 14, 2022.	2,440,500	May-12/5.52	136,863
Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to receive a fixed rate of 5.515% versus the three month
USD-LIBOR-BBA maturing on May 14, 2022.	6,101,500	May-12/5.515	271,700
Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to pay a fixed rate of 5.515% versus the three month USD-LIBOR-BBA
maturing on May 14, 2022.	6,101,500	May-12/5.515	341,745
Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to receive a fixed rate of 5.31% versus the three month
USD-LIBOR-BBA maturing on August 29, 2018.	53,578,000	Aug-08/5.31	555,603
Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to pay a fixed rate of 5.31% versus the three month USD-LIBOR-BBA
maturing on August 29, 2018.	53,578,000	Aug-08/5.31	2,952,148
Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to receive a fixed rate of 5.225% versus the three month
USD-LIBOR-BBA maturing March 5, 2018.	7,124,000	Mar-08/5.225	19,377
Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to pay a fixed rate of 5.225% versus the three month USD-LIBOR-BBA
maturing March 5, 2018.	7,124,000	Mar-08/5.225	330,554

Total			$13,222,930

Putnam Asset Allocation: Balanced Portfolio

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 12/31/07 (Unaudited)
			Payments	Payments	Unrealized
Swap counterparty /		Termination	made by	received by	appreciation/
Notional amount		date	fund per annum	fund per annum	(depreciation)

Bank of America, N.A.
$17,346,000		12/22/09	3.965%	3 month USD-LIBOR-BBA	$(34,097)

1,470,000		10/3/16	5.15630%	3 month USD-LIBOR-BBA	(60,535)

800,000		6/24/15	4.39%	3 month USD-LIBOR-BBA	4,633

18,600,000		4/6/10	4.6375%	3 month USD-LIBOR-BBA	(286,121)

4,410,000		6/17/15	4.555%	3 month USD-LIBOR-BBA	(20,295)

8,600,000		10/21/15	4.943%	3 month USD-LIBOR-BBA	(239,493)

660,000		6/23/15	4.45%	3 month USD-LIBOR-BBA	1,287

1,590,000		6/23/15	4.466%	3 month USD-LIBOR-BBA	1,474

1,500,000		9/1/15	3 month USD-LIBOR-BBA	4.53%	18,607

27,200,000		1/14/10	3 month USD-LIBOR-BBA	4.106%	343,292

954,000		9/24/09	3 month USD-LIBOR-BBA	4.7375%	24,880

20,743,000		1/28/24	3 month USD-LIBOR-BBA	5.2125%	958,031

7,100,000		3/30/09	3.075%	3 month USD-LIBOR-BBA	22,226

Bear Stearns Bank plc
16,400,000		4/24/12	5.027%	3 month USD-LIBOR-BBA	(583,597)

Citibank, N.A.
620,000		11/9/17	3 month USD-LIBOR-BBA	5.07641%	20,376

1,526,000		12/24/27	4.9425%	3 month USD-LIBOR-BBA	7,621

8,117,000		12/24/09	3 month USD-LIBOR-BBA	3.8675%	947

13,500,000		7/27/09	5.504%	3 month USD-LIBOR-BBA	(524,087)

900,000		4/7/14	5.377%	3 month USD-LIBOR-BBA	(50,780)

18,310,000		11/23/17	4.885%	3 month USD-LIBOR-BBA	(309,983)

14,124,000		10/26/12	4.6275%	3 month USD-LIBOR-BBA	(255,498)

37,113,000		11/9/17	5.0825%	3 month USD-LIBOR-BBA	(1,237,831)

36,115,000		11/9/09	4.387%	3 month USD-LIBOR-BBA	(314,504)

Credit Suisse First Boston International
9,662,000		3/9/09	3 month USD-LIBOR-BBA	3.195%	(30,664)

Credit Suisse International
802,000		3/21/16	3 month USD-LIBOR-BBA	5.20497%	46,426

2,060,000		9/28/16	5.10886%	3 month USD-LIBOR-BBA	(104,153)

2,399,000		8/29/12	5.04556%	3 month USD-LIBOR-BBA	(119,707)

4,358,000		10/16/17	3 month USD-LIBOR-BBA	5.297%	218,564

Deutsche Bank AG
6,800,000		11/7/17	3 month USD-LIBOR-BBA	5.056%	212,813

9,915,000		10/16/17	3 month USD-LIBOR-BBA	5.297%	497,261

1,404,369		8/2/32	5.86%	3 month USD-LIBOR-BBA	(192,016)

1,251,434		8/2/22	3 month USD-LIBOR-BBA	5.7756%	137,768

Goldman Sachs Capital Markets, L.P.
1,404,369		8/12/32	5.689%	3 month USD-LIBOR-BBA	(156,568)

9,013,565		8/15/10	3 month USD-LIBOR-BBA	5.405%	(468,097)

1,251,434		8/12/22	3 month USD-LIBOR-BBA	5.601%	113,629

2,822,353		8/1/32	5.919%	3 month USD-LIBOR-BBA	(410,259)

2,515,000		8/1/22	3 month USD-LIBOR-BBA	5.845%	295,921

Goldman Sachs International
74,216,000	(E)	1/16/18	5.790%	3 month USD-LIBOR-BBA	(6,645,301)

33,572,000		11/21/08	5.0925%	3 month USD-LIBOR-BBA	(250,263)

6,080,000		1/8/12	3 month USD-LIBOR-BBA	4.98%	274,256

4,999,000		12/20/16	3 month USD-LIBOR-BBA	5.074%	173,707

2,770,000		4/7/14	5.33842%	3 month USD-LIBOR-BBA	(149,980)

1,095,000		5/3/16	5.565%	3 month USD-LIBOR-BBA	(78,143)

2,762,000		9/29/16	3 month USD-LIBOR-BBA	5.1275%	144,679

1,464,000		10/19/16	5.32413%	3 month USD-LIBOR-BBA	(78,093)

8,657,000		9/29/08	5.085%	3 month USD-LIBOR-BBA	(159,307)

7,686,000		11/20/26	3 month USD-LIBOR-BBA	5.261%	281,063

34,166,000		11/20/08	5.16%	3 month USD-LIBOR-BBA	(278,560)

7,431,000		11/21/26	3 month USD-LIBOR-BBA	5.2075%	221,387

11,821,800	9/21/17	5.149%	3 month USD-LIBOR-BBA	(607,315)

42,465,200	9/21/09	3 month USD-LIBOR-BBA	4.60%	988,484

4,358,000	9/14/17	5.0625%	3 month USD-LIBOR-BBA	(192,528)

8,933,000	9/14/14	4.906%	3 month USD-LIBOR-BBA	(367,351)

50,200,000	7/25/09	5.327%	3 month USD-LIBOR-BBA	(1,775,124)

8,111,000	6/12/17	3 month USD-LIBOR-BBA	5.7175%	671,803

3,020,000	11/9/17	3 month USD-LIBOR-BBA	5.08%	100,111

1,330,000	11/9/17	3 month USD-LIBOR-BBA	5.071%	43,127

45,000,000	10/1/12	3 month USD-LIBOR-BBA	4.909%	1,398,124

26,240,200	9/19/09	3 month USD-LIBOR-BBA	4.763%	693,812

JPMorgan Chase Bank, N.A.
1,526,000	12/24/27	4.9675%	3 month USD-LIBOR-BBA	2,730

19,224,000	12/11/17	3 month USD-LIBOR-BBA	4.65%	(47,914)

3,840,000	6/16/15	4.538%	3 month USD-LIBOR-BBA	(13,576)

37,730,000	12/7/08	3 month USD-LIBOR-BBA	4.8485%	199,045

7,664,000	11/20/26	3 month USD-LIBOR-BBA	5.266%	285,054

4,472,000	12/19/16	5.0595%	3 month USD-LIBOR-BBA	(150,537)

12,700,000	8/4/16	3 month USD-LIBOR-BBA	5.5195%	1,041,763

24,400,000	8/4/08	3 month USD-LIBOR-BBA	5.40%	472,562

16,210,000	12/7/26	5.036%	3 month USD-LIBOR-BBA	(126,446)

8,800,000	4/23/17	5.186%	3 month USD-LIBOR-BBA	(372,763)

1,368,000	9/18/16	5.291%	3 month USD-LIBOR-BBA	(87,630)

18,126,000	3/8/17	3 month USD-LIBOR-BBA	5.28%	1,134,598

3,100,000	4/17/09	5.12%	3 month USD-LIBOR-BBA	(42,986)

1,000,000	4/17/17	3 month USD-LIBOR-BBA	5.266%	48,506

3,238,000	9/28/16	3 month USD-LIBOR-BBA	5.1223%	167,031

12,180,000	10/10/13	5.09%	3 month USD-LIBOR-BBA	(486,728)

960,000	6/24/15	4.387%	3 month USD-LIBOR-BBA	5,743

3,084,000	2/23/17	5.211%	3 month USD-LIBOR-BBA	(177,500)

4,000,000	9/2/15	3 month USD-LIBOR-BBA	4.4505%	27,907

2,690,000	8/2/15	3 month USD-LIBOR-BBA	4.6570%	59,418

8,750,000	10/10/13	5.054%	3 month USD-LIBOR-BBA	(331,102)

13,300,000	6/29/15	3 month USD-LIBOR-BBA	4.296%	(151,684)

35,000,000	1/17/16	4.946%	3 month USD-LIBOR-BBA	(1,385,427)

42,206,000	1/31/17	3 month USD-LIBOR-BBA	5.415%	3,146,909

34,078,000	11/20/08	5.165%	3 month USD-LIBOR-BBA	(279,740)

20,700,000	3/7/15	3 month USD-LIBOR-BBA	4.798%	678,895

7,800,000	10/21/15	4.916%	3 month USD-LIBOR-BBA	(202,927)

10,143,000	9/28/08	5.096%	3 month USD-LIBOR-BBA	(182,742)

69,400,000	8/13/12	3 month USD-LIBOR-BBA	5.2%	3,974,674

4,000,000	11/7/17	3 month USD-LIBOR-BBA	5.05771%	125,755

11,253,000	10/30/12	4.68375%	3 month USD-LIBOR-BBA	(243,681)

17,075,000	8/29/17	5.2925%	3 month USD-LIBOR-BBA	(1,078,041)

2,800,000	8/7/12	3 month USD-LIBOR-BBA	5.194%	159,623

5,426,000	8/29/17	5.263%	3 month USD-LIBOR-BBA	(330,583)

8,600,000	7/25/17	3 month USD-LIBOR-BBA	5.652%	800,998

19,820,000	7/5/17	3 month USD-LIBOR-BBA	4.55%	53,442

37,113,000	11/9/17	5.0895%	3 month USD-LIBOR-BBA	(1,258,989)

36,115,000	11/9/09	4.3975%	3 month USD-LIBOR-BBA	(321,914)

6,589,000	9/27/17	5.2335%	3 month USD-LIBOR-BBA	(383,893)

10,000,000	9/25/12	3 month USD-LIBOR-BBA	4.945%	458,120

18,300,000	6/27/17	3 month USD-LIBOR-BBA	5.712%	1,512,174

11,821,800	9/21/17	5.15%	3 month USD-LIBOR-BBA	(608,294)

42,465,200	9/21/09	3 month USD-LIBOR-BBA	4.6125%	998,876

Lehman Brothers Special Financing, Inc.
8,117,000	12/24/09	3 month USD-LIBOR-BBA	3.84625%	(2,333)

13,259,000	12/11/17	3 month USD-LIBOR-BBA	4.839%	177,485

20,700,000	3/16/17	5.034%	3 month USD-LIBOR-BBA	(903,829)

622,000	8/3/36	3 month USD-LIBOR-BBA	5.67%	71,342

40,316,000	8/3/11	5.445%	3 month USD-LIBOR-BBA	(2,514,601)

51,091,000	8/3/16	5.5675%	3 month USD-LIBOR-BBA	(4,397,193)

46,963,000	8/3/08	3 month USD-LIBOR-BBA	5.425%	942,081

10,730,000	11/29/16	3 month USD-LIBOR-BBA	5.02%	330,293

36,430,000	11/29/08	3 month USD-LIBOR-BBA	5.045%	256,263

4,560,000	11/29/26	3 month USD-LIBOR-BBA	5.135%	94,184

25,180,000	12/28/16	5.084%	3 month USD-LIBOR-BBA	(893,528)

15,850,000	9/29/13	5.0555%	3 month USD-LIBOR-BBA	(820,331)

4,452,000	10/23/16	5.325%	3 month USD-LIBOR-BBA	(238,235)

18,750,000	9/8/16	5.3275%	3 month USD-LIBOR-BBA	(1,245,966)

4,452,000	10/23/16	3 month USD-LIBOR-BBA	5.3275%	239,058

11,076,000	10/23/08	3 month USD-LIBOR-BBA	5.26%	84,280

11,076,000	10/23/08	5.255%	3 month USD-LIBOR-BBA	(83,732)

55,000,000	3/16/09	4.9275%	3 month USD-LIBOR-BBA	(1,248,256)

37,352,000	3/15/09	4.9298%	3 month USD-LIBOR-BBA	(848,720)

11,112,000	9/11/17	5.0525%	3 month USD-LIBOR-BBA	(480,033)

2,170,000	11/7/17	3 month USD-LIBOR-BBA	5.05521%	67,780

14,326,072	8/29/09	5.005%	3 month USD-LIBOR-BBA	(431,234)

890,858	8/29/17	3 month USD-LIBOR-BBA	5.32%	58,412

30,117,000	8/29/09	5.001%	3 month USD-LIBOR-BBA	(908,563)

4,107,000	8/29/17	5.3187%	3 month USD-LIBOR-BBA	(269,273)

4,076,000	8/29/17	5.29125%	3 month USD-LIBOR-BBA	(258,098)

5,193,029	8/29/12	5.075%	3 month USD-LIBOR-BBA	(267,122)

7,090,000	8/24/12	5.085%	3 month USD-LIBOR-BBA	(368,104)

14,124,000	10/26/12	4.61375%	3 month USD-LIBOR-BBA	(246,673)

11,821,800	9/24/17	5.285%	3 month USD-LIBOR-BBA	(738,920)

43,500,000	5/29/12	5.28%	3 month USD-LIBOR-BBA	(2,018,543)

5,240,000	11/9/17	3 month USD-LIBOR-BBA	5.068%	168,634

36,115,000	11/9/09	4.403%	3 month USD-LIBOR-BBA	(325,812)

37,113,000	11/9/17	5.067%	3 month USD-LIBOR-BBA	(1,191,351)

17,493,500	9/19/09	3 month USD-LIBOR-BBA	4.755%	459,697

42,465,200	9/24/09	3 month USD-LIBOR-BBA	4.695%	1,072,889

Merrill Lynch Capital Services, Inc.
14,124,000	10/26/12	4.6165%	3 month USD-LIBOR-BBA	(248,438)

8,440,000	11/6/17	5.00693%	3 month USD-LIBOR-BBA	(230,883)

2,444,243	8/1/12	5.204%	3 month USD-LIBOR-BBA	(140,230)

2,515,000	8/1/22	3 month USD-LIBOR-BBA	5.845%	295,921

1,251,434	8/12/22	3 month USD-LIBOR-BBA	5.601%	113,629

1,216,226	8/13/12	4.94%	3 month USD-LIBOR-BBA	(55,235)

Morgan Stanley Capital Services, Inc.
5,473,000	2/20/17	5.192%	3 month USD-LIBOR-BBA	(308,132)

1,936,000	8/29/17	5.26021%	3 month USD-LIBOR-BBA	(117,508)

Total				$(18,344,143)

(E) See Interest rate swap contracts note regarding extended effective dates.

Putnam Asset Allocation: Balanced Portfolio

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 12/31/07 (Unaudited)
			Fixed payments	Total return	Unrealized
Swap counterparty /		Termination	received (paid) by	received by	appreciation/
Notional amount		date	fund per annum	or paid by fund	(depreciation)

Bank of America, N.A.
$14,480,000	(F)	5/2/08	5 bp plus change	The spread	$(362,043)
			in spread	return of Banc
			of Banc	of America
			of America	Securities- CMBS
			Securities AAA	AAA 10 year Index
10 yr Index
multiplied by
the modified
duration factor

8,650,000	(F)	5/2/08	10 bp plus	The spread	(205,602)
			change in spread	return of Banc
			of Banc	of America
			of America	Securities- CMBS
			Securities AAA	AAA 10 year Index
10 yr Index
multiplied by
the modified
duration factor

12,760,000		3/3/08	(Banc	The spread	--
			of America	return of Banc
			Securities AAA	of America
			10 yr Index	Securities- CMBS
			multiplied by	AAA 10 year Index
the modified
duration factor
minus 250 bp)

11,100,000	(F)	7/2/08	(Banc of America	The spread	(42,546)
			Securities AAA	return of Banc
			10 yr Index	of America
			multiplied by	Securities- CMBS
			the modified	AAA 10 year Index
duration factor
minus 150 bp)

7,850,000	(F)	5/2/08	Banc of America	The spread	(28,762)
			Securities AAA	return of Banc
			10 yr Index	of America
			multiplied by	Securities- CMBS
			the modified	AAA 10 year Index
duration factor

Citibank, N.A.
165,232,599		1/12/09	(1 month USD-	A basket	(2,749,116)
			LIBOR-BBA plus	of shares defined
			25 bp)	in the term sheet

165,171,955		1/12/09	1 month USD-	A basket	2,879,845
			LIBOR-BBA minus	of shares defined
			30 bp	in the term sheet

158,778,841		4/3/08	(Russell 2000	3 month USD-	9,045,873
			Total Return	LIBOR-BBA
Index)

8,120,000	(F)	5/2/08	12.5 bp plus	The spread	(191,116)
			change in spread	return of Banc
			of Banc	of America
			of America	Securities- CMBS
			Securities AAA	AAA 10 year Index
10 yr Index
multiplied by
the modified
duration factor

27,245,099		9/11/08	3 month USD-	the units	2,449,244
			LIBOR-BBA minus	of Financial
			75 bp	Select Sector
SPDR Fund

25,244,216		9/11/08	(3 month USD-
LIBOR-BBA minus
			30 bp)	PowerShares QQQ	88,858

55,095,601		1/16/08	3 month USD-	(Russell 2000	4,918,064
			LIBOR-BBA minus	Total Return
			75 bp	Index)

Deutsche Bank AG
4,501,000	(F)	2/1/08	30 bp plus	The spread	(55,497)
			beginning	return of Lehman
			of period nominal	Brothers AAA
			spread of Lehman	8.5+ CMBS Index
			Brothers AAA	adjusted by
			8.5+ Commercial	modified
			Mortgage Backed	duration factor
Securities Index

Goldman Sachs International
31,930,000		7/2/08	(Banc	The spread	--
			of America	return of Banc
			Securities AAA	of America
			10 yr Index	Securities- CMBS
			multiplied by	AAA 10 year Index
the modified
duration factor

			minus 125 bp)

768,000		9/15/11	678 bp (1 month	Ford Credit Auto	7,492
			USD-LIBOR-BBA)	Owner Trust
				Series 2005-B
				Class D

12,520,000	(F)	11/2/08	20 bp plus	The spread	374,498
			change in spread	return of Banc
			of Banc	of America
			of America	Securities- CMBS
			Securities AAA	AAA 10 year Index
			10 yr Index
			multiplied by
			the modified
			duration factor

12,950,000	(F)	5/1/08	10 bp plus	The spread	344,107
			change in spread	return of Banc
			of Banc	of America
			of America	Securities- CMBS
			Securities AAA	AAA 10 year Index
			10 yr Index
			multiplied by
			the modified
			duration factor

12,550,000		1/1/08	(10 bp plus	The spread	655,872
			beginning	return of Lehman
			of period nominal	Brothers AAA
			spread of Lehman	8.5+ CMBS Index
			Brothers AAA	adjusted by
			8.5+ Commercial	modified
			Mortgage Backed	duration factor
			Securities Index)

JPMorgan Chase Bank, N.A.
13,927,529		1/9/08	(1 month USD-	Standard & Poors	(684,443)
			LIBOR-BBA plus	500 Consumer
			25 bp)	Durables &
				Apparel Index

26,227,503		1/9/08	(1 month USD-	Standard & Poors	97,517
			LIBOR-BBA plus	500 Capital
			25 bp)	Goods Index

10,538,346		1/9/08	(1 month USD-	Standard & Poors	(124,959)
			LIBOR-BBA plus	500 Media Index
			25 bp)

9,610,538		1/9/08	(1 month USD-	Standard & Poors	(267,554)
			LIBOR-BBA plus	500 Utilities
			25 bp)	Index

16,945,983		1/9/08	(1 month USD-	Standard & Poors	(35,917)
			LIBOR-BBA plus	500 Technology
			25 bp)	Hardware &
				Equipment Index

10,980,909		1/9/08	(1 month USD-	Standard & Poors	(400,577)
			LIBOR-BBA plus	500
			25 bp)	Transportation
				Index

14,242,222		1/9/08	(1 month USD-	Standard & Poors	(782,611)
			LIBOR-BBA plus	500
			25 bp)	Pharmaceuticals,
				Biotechnology &
				Life Sciences
				Index

12,222,233		1/9/08	(1 month USD-	Standard & Poors	(115,434)
			LIBOR-BBA plus	500 Insurance
			25 bp)	Index

5,300,692		1/9/08	(1 month USD-	Standard & Poors	(61,754)
			LIBOR-BBA plus	500 Commercial
			25 bp)	Services &
				Supplies Index

14,239,401		1/9/08	(1 month USD-	Standard & Poors	297,423
			LIBOR-BBA plus	500 Software &
			25 bp)	Services Index

9,046,313		1/9/08	(1 month USD-	Standard & Poors	(356,558)
			LIBOR-BBA plus	500 Consumer
			25 bp)	Services Index

2,351,592		1/9/08	(1 month USD-	Standard & Poors	(102,181)
			LIBOR-BBA plus	500 Automobiles
			25 bp)	& Components
				Index

2,910,479		1/9/08	(1 month USD-	Standard & Poors	12,806
			LIBOR-BBA plus	500 Materials
			25 bp)	Index

5,922,047		1/9/08	(1 month USD-	Standard & Poors	(248,523)
			LIBOR-BBA plus	500 Diversified
			25 bp)	Financials Index

3,364,016		1/9/08	(1 month USD-	Standard & Poors	43,492
			LIBOR-BBA plus	500 Health Care
			25 bp)	Equipment &
				Services Index

8,711,907		1/9/08	1 month USD-	Standard and	45,506
			LIBOR-BBA minus	Poor's 500
			30 bp	Semiconductors

and
Semiconductors
Equipment
Industry Group
Index

11,640,830		1/9/08	1 month USD-	Standard & Poors	827,393
			LIBOR-BBA minus	500 Retailing
			30 bp	Index

11,377,080		1/9/08	1 month USD-	Standard & Poors	52,055
			LIBOR-BBA minus	500 Household &
			30 bp	Personal
Products Index

23,289,516		1/9/08	1 month USD-	Standard & Poors	(1,345,301)
			LIBOR-BBA minus	500 Energy Index
30 bp

17,859,629		1/9/08	1 month USD-	Standard & Poors	1,251,054
			LIBOR-BBA minus	500 Banks Index
30 bp

13,510,785		1/9/08	1 month USD-	Standard & Poors	575,376
			LIBOR-BBA minus	500 Real Estate
			30 bp	Index

32,176,060		1/9/08	1 month USD-	Standard & Poors	493,519
			LIBOR-BBA minus	500 Food
			30 bp	Beverage &
Tobacco Index

17,086,286		1/9/08	1 month USD-	Standard & Poors	(346,954)
			LIBOR-BBA minus	500
			30 bp	Telecommunication
Services Index

26,135,653		1/9/08	1 month USD-	Standard & Poors	363,617
			LIBOR-BBA minus	500 Food &
			30 bp	Staples
Retailing GICS
Industry Group
Index

9,451,113		11/26/08	3 month USD-	Standard & Poors	(228,056)
			LIBOR-BBA minus	US 600 Smallcap
			50 bp	total return
index

2,097,000	(F)	4/30/08	110 bp plus Banc	The spread	26,842
			of America	return of Banc
			Securities AAA	of America
			10 yr Index	Securities- CMBS
			multiplied by	AAA 10 year Index
the modified
duration factor

21,148,000	(F)	3/1/08	(Beginning	The spread	238,824
			of period nominal	return of Lehman
			spread of Lehman	Brothers AAA
			Brothers AAA	8.5+ CMBS Index
			8.5+ Commercial	adjusted by
			Mortgage Backed	modified
			Securities Index	duration factor
minus 115 bp)

24,091,498		9/24/08	3 month USD-	Russell 2000	593,044
			LIBOR-BBA	Total Return
Index

6,229,000	(F)	2/1/08	25 bp plus	The spread	(83,911)
			beginning	return of Lehman
			of period nominal	Brothers AAA
			spread of Lehman	8.5+ CMBS Index
			Brothers AAA	adjusted by
			8.5+ Commercial	modified
			Mortgage Backed	duration factor
Securities Index

5,170,200	(F)	8/1/08	Change in spread	The spread	(68,133)
			of Lehman	return of Lehman
			Brothers AAA	Brothers AAA
			8.5+ Commercial	8.5+ CMBS Index
			Mortgage Backed	adjusted by
			Securities Index	modified
			minus 17.5 bp	duration factor

Lehman Brothers Special Financing, Inc.
3,599,432		5/1/08	(1 month USD-	Lehman Brothers	(192,482)
			LIBOR-BBA minus	U.S. High Yield
			0.50%)	Index

12,440,000		6/2/08	(Beginning	The spread	--
			of period nominal	return of Lehman
			spread of Lehman	Brothers AAA
			Brothers AAA	8.5+ CMBS Index
			8.5+ Commercial	adjusted by
			Mortgage Backed	modified
			Securities Index	duration factor
minus 175 bp)

22,550,000	(F)	7/2/08	(Beginning	The spread	(79,421)
			of period nominal	return of Lehman
			spread of Lehman	Brothers AAA
			Brothers AAA	8.5+ CMBS Index
			8.5+ Commercial	adjusted by
			Mortgage Backed	modified
			Securities Index	duration factor

minus 230 bp)

12,515,000		6/1/08	(Beginning	The spread	(65,353)
			of period nominal	return of Lehman
			spread of Lehman	Brothers AAA
			Brothers AAA	8.5+ CMBS Index
			8.5+ Commercial	adjusted by
			Mortgage Backed	modified
			Securities Index	duration factor
minus 500 bp)

7,515,000	(F)	6/2/08	(Beginning	The spread	(135,526)
			of period nominal	return of Lehman
			spread of Lehman	Brothers AAA
			Brothers AAA	8.5+ CMBS Index
			8.5+ Commercial	adjusted by
			Mortgage Backed	modified
			Securities Index	duration factor
minus 300 bp)

3,230,000		6/1/08	(20 bp plus	The spread	(64,141)
			beginning	return of Lehman
			of period nominal	Brothers AAA
			spread of Lehman	8.5+ CMBS Index
			Brothers AAA	adjusted by
			8.5+ Commercial	modified
			Mortgage Backed	duration factor
Securities Index)

6,440,000		5/1/08	(Beginning	The spread	(68,270)
			of period nominal	return of Lehman
			spread of Lehman	Brothers AAA
			Brothers AAA	8.5+ CMBS Index
			8.5+ Commercial	adjusted by
			Mortgage Backed	modified
			Securities Index	duration factor
minus 175 bp)

8,320,000		5/1/08	(Beginning	The spread	(47,649)
			of period nominal	return of Lehman
			spread of Lehman	Brothers AAA
			Brothers AAA	8.5+ CMBS Index
			8.5+ Commercial	adjusted by
			Mortgage Backed	modified
			Securities Index	duration factor
minus 218.75 bp)

16,646,000		4/1/08	Beginning	The spread	(395,739)
			of period nominal	return of Lehman
			spread of Lehman	Brothers AAA
			Brothers AAA	8.5+ CMBS Index
			8.5+ Commercial	adjusted by
			Mortgage Backed	modified
			Securities Index	duration factor
minus 10 bp

21,900,000		4/1/08	(Beginning	The spread	483,309
			of period nominal	return of Lehman
			spread of Lehman	Brothers AAA
			Brothers AAA	8.5+ CMBS Index
			8.5+ Commercial	adjusted by
			Mortgage Backed	modified
			Securities Index	duration factor
minus 175 bp)

21,900,000	(F)	9/1/08	Beginning	The spread	(307,783)
			of period nominal	return of Lehman
			spread of Lehman	Brothers AAA
			Brothers AAA	8.5+ CMBS Index
			8.5+ Commercial	adjusted by
			Mortgage Backed	modified
			Securities Index	duration factor

17,726,000		3/1/08	(2.5 bp plus	The spread	307,876
			beginning	return of Lehman
			of period nominal	Brothers AAA
			spread of Lehman	8.5+ CMBS Index
			Brothers AAA	adjusted by
			8.5+ Commercial	modified
			Mortgage Backed	duration factor
Securities Index)

3,969,769		3/1/08	(1 month USD-	100 bp plus	(200,892)
			LIBOR-BBA minus	Lehman Brothers
			20 bp)	U.S. High Yield
Index

112,554,197		2/1/08	(1 month USD-	100 bp plus	(629,081)
			LIBOR-BBA plus	Lehman Brothers
			15 bp)	US Aggregate RBI
Series 1 Index

11,648,000		3/1/08	Beginning	The spread	(142,791)
			of period nominal	return of Lehman
			spread of Lehman	Brothers AAA
			Brothers AAA	8.5+ CMBS Index
			8.5+ Commercial	adjusted by
			Mortgage Backed	modified
			Securities Index	duration factor
minus 70 bp

15,863,000		3/1/08	(Beginning	The spread	221,636
			of period nominal	return of Lehman
			spread of Lehman	Brothers AAA
			Brothers AAA	8.5+ CMBS Index
			8.5+ Commercial	adjusted by
			Mortgage Backed	modified

			Securities Index	duration factor
minus 120 bp)

11,356,000		2/1/08	(Beginning	The spread	182,853
			of period nominal	return of Lehman
			spread of Lehman	Brothers AAA
			Brothers AAA	8.5+ CMBS Index
			8.5+ Commercial	adjusted by
			Mortgage Backed	modified
			Securities Index	duration factor
minus 45 bp)

24,415,000		2/1/08	30 bp plus	The spread	(322,361)
			beginning	return of Lehman
			of period nominal	Brothers AAA
			spread of Lehman	8.5+ CMBS Index
			Brothers AAA	adjusted by
			8.5+ Commercial	modified
			Mortgage Backed	duration factor
Securities Index

4,502,000		2/1/08	Beginning	The spread	(68,559)
			of period nominal	return of Lehman
			spread of Lehman	Brothers AAA
			Brothers AAA	8.5+ CMBS Index
			8.5+ Commercial	adjusted by
			Mortgage Backed	modified
			Securities Index	duration factor
minus 50 bp

8,787,000		2/1/08	57.5 bp plus	The spread	(163,887)
			beginning	return of Lehman
			of period nominal	Brothers AAA
			spread of Lehman	8.5+ CMBS Index
			Brothers AAA	adjusted by
			8.5+ Commercial	modified
			Mortgage Backed	duration factor
Securities Index

12,109,000		1/1/08	(5 bp plus	The spread	616,570
			beginning	return of Lehman
			of period nominal	Brothers AAA
			spread of Lehman	8.5+ CMBS Index
			Brothers AAA	adjusted by
			8.5+ Commercial	modified
			Mortgage Backed	duration factor
Securities Index)

12,550,000		1/1/08	(Beginning	The spread	659,513
			of period nominal	return of Lehman
			spread of Lehman	Brothers AAA
			Brothers AAA	8.5+ CMBS Index
			8.5+ Commercial	adjusted by
			Mortgage Backed	modified
			Securities Index)	duration factor

12,550,000		1/1/08	(10 bp plus	The spread	652,784
			beginning	return of Lehman
			of period nominal	Brothers AAA
			spread of Lehman	8.5+ CMBS Index
			Brothers AAA	adjusted by
			8.5+ Commercial	modified
			Mortgage Backed	duration factor
Securities Index)

Merrill Lynch Capital Services
18,334,869		10/28/08	3 month USD-	Russell 2000	1,161,102
			LIBOR-BBA minus	Total Return
			105 bp	Index

Morgan Stanley Capital Services, Inc.
9,220,000	(F)	4/2/08	(Beginning	The spread	(73,981)
			of period nominal	return of Lehman
			spread of Lehman	Brothers AAA
			Brothers AAA	8.5+ CMBS Index
			8.5+ Commercial	adjusted by
			Mortgage Backed	modified
			Securities Index	duration factor
minus 235 bp)

7,515,000	(F)	5/31/08	(Banc of America	The spread	(92,908)
			Securities AAA	return of Banc
			10 yr Index	of America
			multiplied by	Securities- CMBS
			the modified	AAA 10 year Index
duration factor
minus 250 bp)

13,400,000	(F)	5/2/08	10 bp plus Banc	The spread	(6,526)
			of America	return of Banc
			Securities AAA	of America
			10 yr Index	Securities- CMBS
			multiplied by	AAA 10 year Index
the modified
duration factor

6,480,000	(F)	4/30/08	Change in spread	The spread	(31,493)
			of Banc	return of Banc
			of America	of America
			Securities AAA	Securities- CMBS
			10 yr Index	AAA 10 year Index
multiplied by
the modified
duration factor
minus 15 bp

21,341,000	(F)	1/31/08	Change in spread	The spread	(454,371)

			of Lehman	return of Lehman
			Brothers AAA	Brothers AAA
			8.5+ Commercial	8.5+ CMBS Index
			Mortgage Backed	adjusted by
			Securities Index	modified
			minus 110 bp	duration factor

3,823,000		1/31/08	Change in spread	The spread	(56,797)
			of Banc	return of Banc
			of America	of America
			Securities AAA	Securities- CMBS
			10 yr Index	AAA 10 year Index
multiplied by
the modified
duration factor
minus 80 bp

3,823,000		1/31/08	Change in spread	The spread	(102,880)
			of Lehman	return of Lehman
			Brothers AAA	Brothers AAA
			8.5+ Commercial	8.5+ CMBS Index
			Mortgage Backed	adjusted by
			Securities Index	modified
			minus 70 bp	duration factor

19,873,000	(F)	1/31/08	40 bp plus	The spread	(460,875)
			beginning	return of Lehman
			of period nominal	Brothers Aaa
			spread of Lehman	8.5+ CMBS Index
			Brothers AAA	adjusted by
			8.5+ Commercial	modified
			Mortgage Backed	duration factor
Securities Index

$16,916,650

(F) Is valued at fair value following procedures approved by the Trustees.

Putnam Asset Allocation: Balanced Portfolio

CREDIT DEFAULT CONTRACTS OUTSTANDING at 12/31/07 (Unaudited)
	Upfront				Fixed payments	Unrealized
Swap counterparty /	premium	Notional		Termination	received (paid) by	appreciation/
Referenced debt*	received (paid)**	amount		date	fund per annum	(depreciation)

Bank of America, N.A.
Abitibibowater Inc.,
6 1/2%, 6/15/13	$--	$70,000		12/20/08	550 bp	$(1,181)

DJ ABX NA CMBX BBB Index	1,846	2,685,000	(F)	10/12/52	(134 bp)	538,404

DJ CDX NA HY Series 8
Index	437,172	73,629,000		6/20/12	(275 bp)	4,096,043

DJ CDX NA HY Series 9
Index	14,600	365,000		12/20/12	375 bp	(1,095)

DJ CDX NA HY Series 9
Index	(37,792)	6,365,000		12/20/12	375 bp	(311,487)

DJ CDX NA IG Series 8
Index	(4,190)	7,225,000		6/20/17	(60 bp)	176,941

DJ CDX NA IG Series 8
Index	(42,988)	11,805,000		6/20/17	(60 bp)	252,964

Financial Security
Assurance Inc.	--	120,000		12/20/12	95 bp	291

L-3 Communications
Corp. 7 5/8%, 6/15/12	--	65,000		6/20/11	(101 bp)	(125)

Nalco, Co.
7.75%,11/15/11	--	60,000		9/20/12	350 bp	(1,437)

XL Capital Assurance
Inc.	--	60,000		12/20/12	400 bp	(4,666)

Bear Stearns International, Ltd.
DJ ABX NA CMBX BBB Index	15,603	3,221,698	(F)	10/12/52	(134 bp)	659,413

Citibank, N.A.
Abitibibowater Inc.,
6 1/2%, 6/15/13	--	70,000	(F)	12/20/08	825 bp	600

Abitibibowater Inc.,
6 1/2%, 6/15/13	--	70,000	(F)	12/20/08	725 bp	(294)

Abitibibowater Inc.,
6 1/2%, 6/15/13	--	70,000	(F)	12/20/08	800 bp	196

Arrow Electronic Inc.,
6 7/8%, 6/1/18	--	135,000		3/20/13	(43 bp)	(84)

CMS Energy Corp.,
6.875%, 12/15/15	--	550,000		6/20/12	57 bp	(17,839)

Conagra Foods Inc., 7%,
10/1/28	--	1,089,000		9/20/10	(27 bp)	(3,131)

Freescale
Semiconductor, 8 7/8%,
12/15/14	--	170,000		9/20/12	495 bp	(11,206)

Motorola, Inc., 6.5%,
9/1/25	--	215,000		3/20/13	(79 bp)	(360)

Valero Energy Corp.,
9.5%, 2/1/13	--	355,000		3/20/13	(69.5 bp)	(4)

Yum! Brands Inc.,
8 7/8%, 4/15/11	--	320,000		3/20/13	(65 bp)	(223)

Credit Suisse International
Dynegy Holdings Inc.,
6 7/8%, 4/1/11	--	105,000		6/20/17	297 bp	(11,881)

Sprint Capital Corp,
8 3/8%, 3/15/12	--	930,000		6/20/12	(59 bp)	21,170

Deutsche Bank AG
DJ CDX NA IG Series 8
Index 7-10% tranche	--	1,107,000		6/20/12	22 bp	(47,077)

DJ CDX NA IG Series 9
Index	(77,426)	17,300,000		12/20/12	(60 bp)	48,691

DJ LCDX NA Series 9.1
Index 15-100% tranche	--	1,250,000		12/20/12	61.56 bp	(32,757)

France Telecom, 7.25%,
1/28/13	--	410,000		6/20/16	70 bp	4,798

Nalco, Co. 7.75%,
11/15/11	--	60,000		12/20/12	363 bp	(1,366)

Goldman Sachs International
Any one of the
underlying securities
in the basket of BB
CMBS securities	--	1,804,000	(F) (a)		2.461%	91,434

DJ ABX HE A Index	431,546	644,000		1/25/38	369 bp	(12,484)

DJ ABX HE AAA Index	151,354	644,000		1/25/38	76 bp	(16,018)

DJ CDX NA CMBX AAA Index	20,848	570,000		3/15/49	7 bp	3,642

DJ CDX NA HY Series 9

Index 25-35% tranche	--	1,235,000		12/20/10	108.65 bp	(22,487)

DJ CDX NA IG Series 8
Index	(6)	7,220,000		6/20/17	(60 bp)	181,000

DJ CDX NA IG Series 8
Index	447,769	29,780,000		6/20/12	35 bp	(172,350)

DJ CDX NA IG Series 8
Index	(44,427)	10,555,000		6/20/17	(60 bp)	220,187

DJ CDX NA IG Series 9
Index	(166,891)	50,514,000		12/20/12	(60 bp)	(535,138)

General Motors Corp.,
7 1/8%, 7/15/13	--	180,000		9/20/08	620 bp	2,627

General Motors Corp.,
7 1/8%, 7/15/13	--	40,000		9/20/08	620 bp	584

Lehman Brothers
Holdings, 6 5/8%,
1/18/12	--	565,000		9/20/17	(67.8 bp)	11,680

Merrill Lynch & Co.,
5%, 1/15/15	--	565,000		9/20/12	48 bp	(18,370)

Merrill Lynch & Co.,
5%, 1/15/15	--	565,000		9/20/17	(59.8 bp)	16,176

JPMorgan Chase Bank, N.A.
DJ CDX NA HY Series 9
Index 25-35% tranche	--	1,266,000		12/20/10	105.5 bp	(24,178)

DJ CDX NA IG Series 9
Index	--	980,000		12/20/12	(13.55 bp)	1,974

DJ CDX NA IG Series 9
Index 30-100% tranche	--	4,220,000		12/20/12	(5.8 bp)	23,351

Lehman Brothers Special Financing, Inc.
Bear Stearns Co. Inc.,
5.3%, 10/30/15	--	565,000		9/20/17	(77 bp)	25,873

CMS Energy Corp.,
6.875%, 12/15/15	--	140,000		6/20/12	62 bp	(5,064)

Community Health
Systems, 8 7/8%, 7/15/15	--	158,000		12/20/12	360 bp	(3,285)

DJ ABX HE A Index	448,275	645,000		1/25/38	369 bp	6,115

DJ ABX HE A Index	431,546	644,000		1/25/38	369 bp	(9,896)

DJ ABX HE AAA Index	180,600	645,000		1/25/38	76 bp	17,738

DJ ABX HE AAA Index	151,354	644,000		1/25/38	76 bp	(11,193)

DJ ABX NA CMBX BBB Index	1,380	335,000	(F)	10/12/52	(134 bp)	68,325

DJ CDX NA CMBX AA Index	(15,399)	486,000	(F)	3/15/49	(15 bp)	30,128

DJ CDX NA EM Series 7
Index	(795,193)	73,629,000		6/20/12	125 bp	(1,866,254)

DJ CDX NA HY Series 8
Index 35-60% tranche	--	19,669,000		6/20/12	104 bp	(829,848)

DJ CDX NA HY Series 9
Index 25-35% tranche	--	5,000,000		12/20/10	90 bp	(117,400)

DJ CDX NA HY Series 9
Index 25-35% tranche	--	5,000,000		12/20/10	104.5 bp	(96,908)

DJ CDX NA IG Series 8
Index	77,261	4,944,000		6/20/12	35 bp	(25,690)

DJ CDX NA IG Series 8
Index 30-100% tranche	--	17,192,450		6/20/12	(3.125 bp)	103,560

DJ CDX NA IG Series 8
Index 30-100% tranche	--	14,066,550		6/20/12	(8 bp)	54,947

DJ CDX NA IG Series 9
Index	10,489	2,050,000		12/20/12	60 bp	(4,455)

DJ CDX NA IG Series 9
Index	(51,254)	22,180,000		12/20/17	(80 bp)	18,909

DJ CDX NA IG Series 9
Index	(52,119)	10,533,000		12/20/12	(60 bp)	(128,905)

DJ CDX NA IG Series 9
Index	(17,595)	2,501,000		12/20/12	60 bp	(35,827)

DJ LCDX NA Series 9.1
Index 15-100% tranche	--	1,250,000		12/20/12	59.3 bp	(23,016)

Goldman Sachs Group,
Inc., 6.6%, 1/15/12	--	565,000		9/20/17	(58 bp)	(578)

Morgan Stanley Dean
Witter, 6.6%, 4/1/12	--	565,000		9/20/12	48 bp	(11,825)

Morgan Stanley Dean
Witter, 6.6%, 4/1/12	--	565,000		9/20/17	(60.5 bp)	10,440

Sungard Data Systems,
Inc., 9 1/8%, 8/15/13	--	60,000		9/20/12	395 bp	(222)

XL Capital Assurance
Inc.	--	180,000		12/20/12	400 bp	(13,998)

Merrill Lynch Capital Services, Inc.

General Motors Corp.,
7 1/8%, 7/15/13	--	125,000		9/20/08	500 bp	717

Merrill Lynch International
Dynegy Holdings Inc.,
6 7/8%, 4/1/11	--	105,000		6/20/17	295 bp	(11,995)

Morgan Stanley Capital Services, Inc.
DJ ABX NA CMBX BBB Index	815	1,121,000	(F)	10/12/52	(134 bp)	224,830

DJ CDX NA CMBX AAA Index	320,550	5,139,000	(F)	12/13/49	8 bp	123,277

DJ CDX NA CMBX AAAA
Index	218,366	8,320,000		2/17/51	35 bp	27,274

DJ CDX NA IG Series 8
Index	216,417	18,000,000		6/20/12	35 bp	(158,403)

DJ CDX NA IG Series 8
Index	--	7,165,000		6/20/17	(60 bp)	179,627

DJ CDX NA IG Series 9
Index	(39,565)	8,840,000		12/20/12	(60 bp)	24,878

Dynegy Holdings Inc.,
6 7/8%, 4/1/11	--	105,000		6/20/12	225 bp	(6,514)

Jefferson Smurfit Corp,
7.5%, 6/1/13	--	35,000		9/20/12	445 bp	975

Nalco, Co. 7.75%,
11/15/11	--	65,000		9/20/12	330 bp	(2,062)

Total						$2,659,203

* Payments related to the reference debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

(a) Terminating on the date on which the notional amount is reduced to zero or the date on which the assets securing the reference entity are liquidated.

(F) Is valued at fair value following procedures approved by the Trustees.

Putnam Asset Allocation: Conservative Portfolio

FORWARD CURRENCY CONTRACTS TO BUY at 12/31/07 (aggregate face value $95,468,899) (Unaudited)
				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$22,395,301	$22,653,585	1/16/08	$(258,284)
Brazilian Real	1,646,914	1,613,299	1/16/08	33,615
Canadian Dollar	3,604,074	3,554,649	1/16/08	49,425
Chilean Peso	852,751	845,905	1/16/08	6,846
Czech Koruna	215,203	212,149	3/19/08	3,054
Danish Krone	920,812	921,652	3/19/08	(840)
Euro	27,860,468	28,026,405	3/19/08	(165,937)
Hong Kong Dollar	383,363	384,978	2/20/08	(1,615)
Hungarian Forint	219,304	215,796	3/19/08	3,508
Indian Rupee	572,734	571,786	2/20/08	948
Japanese Yen	7,182,904	7,164,575	2/20/08	18,329
Mexican Peso	1,678,340	1,682,691	1/16/08	(4,351)
New Zealand Dollar	702,788	709,119	1/16/08	(6,331)
Norwegian Krone	24,334,330	24,086,254	3/19/08	248,076
Polish Zloty	423,245	425,666	3/19/08	(2,421)
Singapore Dollar	455,908	456,780	2/20/08	(872)
South African Rand	1,281,564	1,282,540	1/16/08	(976)
South Korean Won	402,213	414,273	2/20/08	(12,060)
Swedish Krona	155,456	154,250	3/19/08	1,206
Swiss Franc	94,054	92,547	3/19/08	1,507

Total				$(87,173)

Putnam Asset Allocation: Conservative Portfolio
FORWARD CURRENCY CONTRACTS TO SELL at 12/31/07 (aggregate face value $156,151,955) (Unaudited)
				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$5,729,498	$5,787,327	1/16/08	$57,829
British Pound	25,807,113	26,437,414	3/19/08	630,301
Canadian Dollar	17,072,045	17,178,154	1/16/08	106,109
Czech Koruna	258,986	263,316	3/19/08	4,330
Euro	27,766,772	28,015,467	3/19/08	248,695
Hungarian Forint	2,483	2,479	3/19/08	(4)
Japanese Yen	40,975,389	40,366,255	2/20/08	(609,134)
Norwegian Krone	2,821,586	2,783,534	3/19/08	(38,052)
Polish Zloty	223,875	224,675	3/19/08	800
Singapore Dollar	2,520,460	2,505,083	2/20/08	(15,377)
South Korean Won	2,866	2,913	2/20/08	47
Swedish Krona	21,247,293	21,388,641	3/19/08	141,348
Swiss Franc	7,552,853	7,568,687	3/19/08	15,834
Taiwan Dollar	3,620,618	3,628,010	2/20/08	7,392

Total				$550,118

Putnam Asset Allocation: Conservative Portfolio

FUTURES CONTRACTS OUTSTANDING at 12/31/07 (Unaudited)
				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Amsterdam Exchange Index (Long)	19	$2,868,039	Jan-08	$62,663
Canadian Government Bond 10 yr (Long)	12	1,389,181	Mar-08	(2,895)
DAX Index (Short)	13	3,864,565	Mar-08	(103,960)
Dow Jones Euro Stoxx 50 Index (Short)	482	31,209,982	Mar-08	(589,193)
Euro-Bobl 5 yr (Long)	24	3,782,218	Mar-08	(46,495)
Euro-Bund 10 yr (Long)	113	18,660,888	Mar-08	(412,769)
Euro-Bund 10 yr (Short)	13	2,146,828	Mar-08	43,051
Euro-Dollar 90 day (Long)	465	111,326,813	Mar-08	725,298
Euro-Dollar 90 day (Short)	557	134,035,088	Jun-08	(1,370,053)
Euro-Dollar 90 day (Short)	846	204,118,650	Sep-08	(2,476,001)
Euro-Dollar 90 day (Long)	240	57,810,000	Sep-09	671,672
FTSE 100 Index (Short)	90	11,531,277	Mar-08	(249,510)
Hang Seng Index (Long)	11	1,968,619	Jan-08	44,747
Japanese Government Bond 10 yr (Long)	33	40,530,808	Mar-08	187,172
OMXS 30 Index (Short)	271	4,547,508	Jan-08	(13,386)
Russell 2000 Index Mini (Long)	189	14,594,580	Mar-08	(64,376)
Russell 2000 Index Mini (Short)	407	31,428,540	Mar-08	279,093
S&P 500 Index (Long)	68	25,112,400	Mar-08	(219,478)
S&P 500 Index E-Mini (Long)	367	27,107,538	Mar-08	(240,040)
S&P 500 Index E-Mini (Short)	428	31,613,150	Mar-08	496,695
S&P ASX 200 Index (Short)	24	3,339,556	Mar-08	(55,297)
S&P/MIB Index (Short)	9	2,557,175	Mar-08	(8,375)
S&P Mid Cap 400 Index E-Mini (Long)	63	5,448,240	Mar-08	(78,151)
S&P Mid Cap 400 Index E-Mini (Short)	16	1,383,680	Mar-08	18,448
SGX MSCI Singapore Index (Short)	26	1,536,339	Jan-08	(55,016)
Tokyo Price Index (Short)	95	12,537,032	Mar-08	895,119
U.K. Gilt 10 yr (Long)	20	4,375,911	Mar-08	4,311
U.K. Gilt 10 yr (Short)	44	9,627,003	Mar-08	(9,720)
U.S. Treasury Bond 20 yr (Long)	550	64,006,250	Mar-08	(325,770)
U.S. Treasury Note 2 yr (Short)	346	72,746,500	Mar-08	945
U.S. Treasury Note 5 yr (Long)	72	7,940,250	Mar-08	(15,885)
U.S. Treasury Note 5 yr (Short)	123	13,564,594	Mar-08	(68,794)
U.S. Treasury Note 10 yr (Long)	234	26,533,406	Mar-08	156,419
U.S. Treasury Note 10 yr (Short)	171	19,389,797	Mar-08	90,913

Total				$(2,728,618)

Putnam Asset Allocation: Conservative Portfolio

WRITTEN OPTIONS OUTSTANDING at 12/31/07 (premiums received $8,387,419) (Unaudited)
	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.51% versus the three month USD-LIBOR-BBA maturing on
May 14, 2022.	$9,715,000	May-12/5.51	$433,969
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 5.51% versus the three month USD-LIBOR-BBA maturing on
May 14, 2022.	9,715,000	May-12/5.51	541,514
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.00% versus the three month USD-LIBOR-BBA maturing on
December 19, 2018.	31,782,000	Dec-08/5.00	769,124
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 5.00% versus the three month USD-LIBOR-BBA maturing on
December 19, 2018.	31,782,000	Dec-08/5.00	1,309,418
Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to receive a fixed rate of 5.95% versus the three month
USD-LIBOR-BBA maturing June 16, 2018.	51,424,000	Jun-08/5.95	68,394
Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to pay a fixed rate of 5.95% versus the three month USD-LIBOR-BBA
maturing June 16, 2018.	51,424,000	Jun-08/5.95	5,103,320
Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to receive a fixed rate of 5.52% versus the three month
USD-LIBOR-BBA maturing on May 14, 2022.	1,943,000	May-12/5.52	86,191
Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to pay a fixed rate of 5.52% versus the three month USD-LIBOR-BBA
maturing on May 14, 2022.	1,943,000	May-12/5.52	108,963
Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to receive a fixed rate of 5.515% versus the three month
USD-LIBOR-BBA maturing on May 14, 2022.	4,857,500	May-12/5.515	216,304
Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to pay a fixed rate of 5.515% versus the three month USD-LIBOR-BBA
maturing on May 14, 2022.	4,857,500	May-12/5.515	272,069
Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to receive a fixed rate of 5.31% versus the three month
USD-LIBOR-BBA maturing on August 29, 2018.	48,472,000	Aug-08/5.31	502,655
Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to pay a fixed rate of 5.31% versus the three month USD-LIBOR-BBA
maturing on August 29, 2018.	48,472,000	Aug-08/5.31	2,670,807
Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to receive a fixed rate of 5.225% versus the three month
USD-LIBOR-BBA maturing March 5, 2018.	7,746,000	Mar-08/5.225	21,069
Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to pay a fixed rate of 5.225% versus the three month USD-LIBOR-BBA
maturing March 5, 2018.	7,746,000	Mar-08/5.225	359,414

Total			$12,463,211

Putnam Asset Allocation: Conservative Portfolio

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 12/31/07 (Unaudited)
Payments	Payments	Unrealized
Swap counterparty /	Termination	made by	received by	appreciation/
Notional amount	date	fund per annum	fund per annum	(depreciation)

Bank of America, N.A.
$13,689,000	12/22/09	3.965%	3 month USD-LIBOR-BBA	$(26,908)

1,725,000	10/3/16	5.15630%	3 month USD-LIBOR-BBA	(71,036)

770,000	6/24/15	4.39%	3 month USD-LIBOR-BBA	4,460

15,300,000	4/6/10	4.6375%	3 month USD-LIBOR-BBA	(235,358)

4,260,000	6/17/15	4.555%	3 month USD-LIBOR-BBA	(19,604)

6,300,000	10/21/15	4.943%	3 month USD-LIBOR-BBA	(175,442)

640,000	6/23/15	4.45%	3 month USD-LIBOR-BBA	1,248

1,540,000	6/23/15	4.466%	3 month USD-LIBOR-BBA	1,427

5,000,000	9/1/15	3 month USD-LIBOR-BBA	4.53%	62,025

12,300,000	1/14/10	3 month USD-LIBOR-BBA	4.106%	155,239

18,177,000	1/28/24	3 month USD-LIBOR-BBA	5.2125%	839,518

7,000,000	3/30/09	3.075%	3 month USD-LIBOR-BBA	21,913

Bear Stearns Bank plc
14,000,000	4/24/12	5.027%	3 month USD-LIBOR-BBA	(498,193)

Citibank, N.A.
690,000	11/9/17	3 month USD-LIBOR-BBA	5.07641%	22,676

5,702,000	12/24/27	4.9425%	3 month USD-LIBOR-BBA	28,477

30,302,000	12/24/09	3 month USD-LIBOR-BBA	3.8675%	3,537

18,650,000	7/27/09	5.504%	3 month USD-LIBOR-BBA	(724,016)

910,000	4/7/14	5.377%	3 month USD-LIBOR-BBA	(51,344)

5,002,000	10/26/12	4.6275%	3 month USD-LIBOR-BBA	(90,484)

27,283,000	11/9/17	5.0825%	3 month USD-LIBOR-BBA	(909,970)

26,550,000	11/9/09	4.387%	3 month USD-LIBOR-BBA	(231,208)

Credit Suisse First Boston International
19,400,000	11/17/09	3.947%	3 month USD-LIBOR-BBA	(13,698)

Credit Suisse International
887,000	3/21/16	3 month USD-LIBOR-BBA	5.20497%	51,347

2,464,000	9/28/16	5.10886%	3 month USD-LIBOR-BBA	(124,579)

1,853,000	8/29/12	5.04556%	3 month USD-LIBOR-BBA	(92,462)

3,416,000	10/16/17	3 month USD-LIBOR-BBA	5.297%	171,321

Deutsche Bank AG
5,260,000	11/7/17	3 month USD-LIBOR-BBA	5.056%	164,617

7,727,000	10/16/17	3 month USD-LIBOR-BBA	5.297%	387,528

925,147	8/2/32	5.86%	3 month USD-LIBOR-BBA	(126,493)

824,399	8/2/22	3 month USD-LIBOR-BBA	5.7756%	90,757

Goldman Sachs Capital Markets, L.P.
925,147	8/12/32	5.689%	3 month USD-LIBOR-BBA	(103,141)

5,675,208	8/15/10	3 month USD-LIBOR-BBA	5.405%	(294,728)

824,399	8/12/22	3 month USD-LIBOR-BBA	5.601%	74,855

1,851,643	8/1/32	5.919%	3 month USD-LIBOR-BBA	(269,156)

1,650,000	8/1/22	3 month USD-LIBOR-BBA	5.845%	194,143

Goldman Sachs International
62,952,000	(E)	1/16/18	5.790%	3 month USD-LIBOR-BBA	(5,636,727)

26,326,000	11/21/08	5.0925%	3 month USD-LIBOR-BBA	(196,248)

6,330,000	1/8/12	3 month USD-LIBOR-BBA	4.98%	285,533

5,193,000	12/20/16	3 month USD-LIBOR-BBA	5.074%	180,448

2,770,000	4/7/14	5.33842%	3 month USD-LIBOR-BBA	(149,980)

1,017,000	5/3/16	5.565%	3 month USD-LIBOR-BBA	(72,577)

6,031,000	9/29/16	3 month USD-LIBOR-BBA	5.1275%	315,915

1,660,000	10/19/16	5.32413%	3 month USD-LIBOR-BBA	(88,548)

19,018,000	9/29/08	5.085%	3 month USD-LIBOR-BBA	(349,971)

6,109,000	11/20/26	3 month USD-LIBOR-BBA	5.261%	223,395

27,184,000	11/20/08	5.16%	3 month USD-LIBOR-BBA	(221,635)

5,821,000	11/21/26	3 month USD-LIBOR-BBA	5.2075%	173,421

2,895,200	9/21/17	5.149%	3 month USD-LIBOR-BBA	(148,734)

10,473,000	9/21/09	3 month USD-LIBOR-BBA	4.60%	243,785

3,416,000	9/14/17	5.0625%	3 month USD-LIBOR-BBA	(150,912)

7,002,000	9/14/14	4.906%	3 month USD-LIBOR-BBA	(287,943)

11,900,000	7/25/09	5.327%	3 month USD-LIBOR-BBA	(420,796)

11,385,000	6/12/17	3 month USD-LIBOR-BBA	5.7175%	942,976

1,010,000	11/9/17	3 month USD-LIBOR-BBA	5.08%	33,481

1,510,000	11/9/17	3 month USD-LIBOR-BBA	5.071%	48,964

22,316,700	9/19/09	3 month USD-LIBOR-BBA	4.763%	590,072

JPMorgan Chase Bank, N.A.
5,702,000	12/24/27	4.9675%	3 month USD-LIBOR-BBA	10,203

15,893,000	12/11/17	3 month USD-LIBOR-BBA	4.65%	(39,612)

3,710,000	6/16/15	4.538%	3 month USD-LIBOR-BBA	(13,116)

6,092,000	11/20/26	3 month USD-LIBOR-BBA	5.266%	226,585

3,882,000	12/19/16	5.0595%	3 month USD-LIBOR-BBA	(130,677)

14,800,000	8/4/16	3 month USD-LIBOR-BBA	5.5195%	1,214,023

25,700,000	8/4/08	3 month USD-LIBOR-BBA	5.40%	497,739

14,500,000	4/23/17	5.186%	3 month USD-LIBOR-BBA	(614,212)

1,659,000	9/18/16	5.291%	3 month USD-LIBOR-BBA	(106,270)

17,583,000	3/8/17	3 month USD-LIBOR-BBA	5.28%	1,100,609

7,069,000	9/28/16	3 month USD-LIBOR-BBA	5.1223%	364,651

13,990,000	10/10/13	5.09%	3 month USD-LIBOR-BBA	(559,057)

920,000	6/24/15	4.387%	3 month USD-LIBOR-BBA	5,504

12,600,000	9/2/15	3 month USD-LIBOR-BBA	4.4505%	87,906

2,156,000	8/2/15	3 month USD-LIBOR-BBA	4.6570%	47,623

10,050,000	10/10/13	5.054%	3 month USD-LIBOR-BBA	(380,294)

12,900,000	6/29/15	3 month USD-LIBOR-BBA	4.296%	(147,122)

31,000,000	1/17/16	4.946%	3 month USD-LIBOR-BBA	(1,227,093)

2,932,000	1/31/17	3 month USD-LIBOR-BBA	5.415%	218,612

27,115,000	11/20/08	5.165%	3 month USD-LIBOR-BBA	(222,582)

22,000,000	3/7/15	3 month USD-LIBOR-BBA	4.798%	721,530

5,163,000	8/15/11	5.412%	3 month USD-LIBOR-BBA	(314,318)

5,700,000	10/21/15	4.916%	3 month USD-LIBOR-BBA	(148,292)

22,282,000	9/28/08	5.096%	3 month USD-LIBOR-BBA	(401,446)

70,200,000	8/13/12	3 month USD-LIBOR-BBA	5.2%	4,020,491

3,150,000	11/7/17	3 month USD-LIBOR-BBA	5.05771%	99,032

2,916,000	10/30/12	4.68375%	3 month USD-LIBOR-BBA	(63,145)

13,962,000	8/29/17	5.2925%	3 month USD-LIBOR-BBA	(881,500)

2,200,000	8/7/12	3 month USD-LIBOR-BBA	5.194%	125,418

4,241,000	8/29/17	5.263%	3 month USD-LIBOR-BBA	(258,386)

2,000,000	7/25/17	3 month USD-LIBOR-BBA	5.652%	186,279

15,880,000	7/5/17	3 month USD-LIBOR-BBA	4.55%	42,819

27,283,000	11/9/17	5.0895%	3 month USD-LIBOR-BBA	(925,525)

26,550,000	11/9/09	4.3975%	3 month USD-LIBOR-BBA	(236,655)

5,149,000	9/27/17	5.2335%	3 month USD-LIBOR-BBA	(299,995)

20,800,000	6/27/17	3 month USD-LIBOR-BBA	5.712%	1,718,755

2,895,200	9/21/17	5.15%	3 month USD-LIBOR-BBA	(148,973)

10,473,000	9/21/09	3 month USD-LIBOR-BBA	4.6125%	246,348

Lehman Brothers Special Financing, Inc.
30,302,000	12/24/09	3 month USD-LIBOR-BBA	3.84625%	(8,709)

11,280,000	12/11/17	3 month USD-LIBOR-BBA	4.839%	150,994

14,300,000	3/16/17	5.034%	3 month USD-LIBOR-BBA	(624,384)

410,000	8/3/36	3 month USD-LIBOR-BBA	5.67%	47,026

6,002,000	8/3/08	5.425%	3 month USD-LIBOR-BBA	(120,401)

24,138,000	8/3/11	5.445%	3 month USD-LIBOR-BBA	(1,505,542)

26,397,000	8/3/16	5.5675%	3 month USD-LIBOR-BBA	(2,271,882)

3,990,000	11/29/16	3 month USD-LIBOR-BBA	5.02%	122,821

17,700,000	11/29/08	3 month USD-LIBOR-BBA	5.045%	124,509

3,010,000	11/29/26	3 month USD-LIBOR-BBA	5.135%	62,170

26,210,000	12/28/16	5.084%	3 month USD-LIBOR-BBA	(930,078)

20,650,000	9/29/13	5.0555%	3 month USD-LIBOR-BBA	(1,068,759)

5,046,000	10/23/16	5.325%	3 month USD-LIBOR-BBA	(270,022)

41,960,000	9/8/16	5.3275%	3 month USD-LIBOR-BBA	(2,788,306)

5,046,000	10/23/16	3 month USD-LIBOR-BBA	5.3275%	270,954

12,553,000	10/23/08	3 month USD-LIBOR-BBA	5.26%	95,519

12,553,000	10/23/08	5.255%	3 month USD-LIBOR-BBA	(94,898)

38,000,000	3/16/09	4.9275%	3 month USD-LIBOR-BBA	(862,432)

29,401,000	3/15/09	4.9298%	3 month USD-LIBOR-BBA	(668,056)

7,701,000	4/12/12	3 month USD-LIBOR-BBA	5.087%	298,241

8,672,000	9/11/17	5.0525%	3 month USD-LIBOR-BBA	(374,626)

1,720,000	11/7/17	3 month USD-LIBOR-BBA	5.05521%	53,724

12,250,354	8/29/09	5.005%	3 month USD-LIBOR-BBA	(368,752)

761,781	8/29/17	3 month USD-LIBOR-BBA	5.32%	49,949

24,945,000	8/29/09	5.001%	3 month USD-LIBOR-BBA	(752,535)

3,439,000	8/29/17	5.3187%	3 month USD-LIBOR-BBA	(225,476)

3,491,000	8/29/17	5.29125%	3 month USD-LIBOR-BBA	(221,055)

4,425,010	8/29/12	5.075%	3 month USD-LIBOR-BBA	(227,616)

6,020,000	8/24/12	5.085%	3 month USD-LIBOR-BBA	(312,551)

5,002,000	10/26/12	4.61375%	3 month USD-LIBOR-BBA	(87,359)

2,895,200	9/24/17	5.285%	3 month USD-LIBOR-BBA	(180,964)

30,200,000	5/29/12	5.28%	3 month USD-LIBOR-BBA	(1,401,379)

1,750,000	11/9/17	3 month USD-LIBOR-BBA	5.068%	56,319

26,550,000	11/9/09	4.403%	3 month USD-LIBOR-BBA	(239,521)

27,283,000	11/9/17	5.067%	3 month USD-LIBOR-BBA	(875,802)

14,877,800	9/19/09	3 month USD-LIBOR-BBA	4.755%	390,961

10,473,000	9/24/09	3 month USD-LIBOR-BBA	4.695%	264,602

Merrill Lynch Capital Services, Inc.
5,002,000	10/26/12	4.6165%	3 month USD-LIBOR-BBA	(87,984)

6,200,000	11/6/17	5.00693%	3 month USD-LIBOR-BBA	(169,606)

1,603,579	8/1/12	5.204%	3 month USD-LIBOR-BBA	(92,000)

1,650,000	8/1/22	3 month USD-LIBOR-BBA	5.845%	194,143

824,399	8/12/22	3 month USD-LIBOR-BBA	5.601%	74,855

801,206	8/13/12	4.94%	3 month USD-LIBOR-BBA	(36,387)

Morgan Stanley Capital Services, Inc.
1,850,000	2/20/17	5.192%	3 month USD-LIBOR-BBA	(104,156)

1,502,000	8/29/17	5.26021%	3 month USD-LIBOR-BBA	(91,166)

Total				$(17,458,573)

(E) See Interest rate swap contracts note regarding extended effective dates.

Putnam Asset Allocation: Conservative Portfolio

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 12/31/07 (Unaudited)

			Fixed payments	Total return	Unrealized
Swap counterparty /		Termination	received (paid) by	received by	appreciation/
Notional amount		date	fund per annum	or paid by fund	(depreciation)

Bank of America, N.A.
$15,280,000	(F)	5/2/08	5 bp plus change	The spread	$(382,046)
			in spread	return of Banc
			of Banc	of America
			of America	Securities- CMBS
			Securities AAA	AAA 10 year Index
10 yr Index
multiplied by
the modified
duration factor

6,050,000	(F)	5/2/08	10 bp plus	The spread	(143,802)
			change in spread	return of Banc
			of Banc	of America
			of America	Securities- CMBS
			Securities AAA	AAA 10 year Index
10 yr Index
multiplied by
the modified
duration factor

10,260,000		3/3/08	(Banc	The spread	--
			of America	return of Banc
			Securities AAA	of America
			10 yr Index	Securities- CMBS
			multiplied by	AAA 10 year Index
the modified
duration factor
minus 250 bp)

8,430,000	(F)	7/2/08	(Banc of America	The spread	(32,312)
			Securities AAA	return of Banc
			10 yr Index	of America
			multiplied by	Securities- CMBS
			the modified	AAA 10 year Index
duration factor
minus 150 bp)

5,760,000	(F)	5/2/08	Banc of America	The spread	(21,105)
			Securities AAA	return of Banc
			10 yr Index	of America
			multiplied by	Securities- CMBS
			the modified	AAA 10 year Index
duration factor

Citibank, N.A.
60,838,177		1/12/09	(1 month USD-	A basket	(1,012,218)
			LIBOR-BBA plus	of shares defined
			25 bp)	in the term sheet

60,815,848		1/12/09	1 month USD-	A basket	1,060,350
			LIBOR-BBA minus	of shares defined
			30 bp	in the term sheet

17,701,997		4/3/08	(Russell 2000	3 month USD-	1,008,510
			Total Return	LIBOR-BBA
Index)

5,670,000	(F)	5/2/08	12.5 bp plus	The spread	(133,451)
			change in spread	return of Banc
			of Banc	of America
			of America	Securities- CMBS
			Securities AAA	AAA 10 year Index
10 yr Index
multiplied by
the modified
duration factor

7,994,965		9/11/08	3 month USD-	the units	718,721
			LIBOR-BBA minus	of Financial
			75 bp	Select Sector
SPDR Fund

7,415,086		9/11/08	(3 month USD-
LIBOR-BBA minus
			30 bp)	PowerShares QQQ	18,732

Deutsche Bank AG
3,972,000	(F)	2/1/08	30 bp plus	The spread	(48,975)
			beginning	return of Lehman
			of period nominal	Brothers AAA
			spread of Lehman	8.5+ CMBS Index
			Brothers AAA	adjusted by
			8.5+ Commercial	modified
			Mortgage Backed	duration factor
Securities Index

Goldman Sachs International

24,740,000		7/2/08	(Banc	The spread	--
			of America	return of Banc
			Securities AAA	of America
			10 yr Index	Securities- CMBS
			multiplied by	AAA 10 year Index
the modified
duration factor
minus 125 bp)

846,000		9/15/11	678 bp (1 month	Ford Credit Auto	8,253
			USD-LIBOR-BBA)	Owner Trust
Series 2005-B
Class D

7,160,000	(F)	11/2/08	20 bp plus	The spread	214,170
			change in spread	return of Banc
			of Banc	of America
			of America	Securities- CMBS
			Securities AAA	AAA 10 year Index
10 yr Index
multiplied by
the modified
duration factor

8,250,000	(F)	5/1/08	10 bp plus	The spread	219,219
			change in spread	return of Banc
			of Banc	of America
			of America	Securities- CMBS
			Securities AAA	AAA 10 year Index
10 yr Index
multiplied by
the modified
duration factor

10,240,000		1/1/08	(10 bp plus	The spread	535,150
			beginning	return of Lehman
			of period nominal	Brothers AAA
			spread of Lehman	8.5+ CMBS Index
			Brothers AAA	adjusted by
			8.5+ Commercial	modified
			Mortgage Backed	duration factor
Securities Index)

JPMorgan Chase Bank, N.A.
6,649,459		1/9/08	(1 month USD-	Standard & Poors	(326,775)
			LIBOR-BBA plus	500 Consumer
			25 bp)	Durables &
Apparel Index

12,521,972		1/9/08	(1 month USD-	Standard & Poors	46,559
			LIBOR-BBA plus	500 Capital
			25 bp)	Goods Index

5,031,375		1/9/08	(1 month USD-	Standard & Poors	(59,660)
			LIBOR-BBA plus	500 Media Index
25 bp)

4,490,509		1/9/08	(1 month USD-	Standard & Poors	(125,014)
			LIBOR-BBA plus	500 Utilities
			25 bp)	Index

8,090,482		1/9/08	(1 month USD-	Standard & Poors	(17,148)
			LIBOR-BBA plus	500 Technology
			25 bp)	Hardware &
Equipment Index

5,242,760		1/9/08	(1 month USD-	Standard & Poors	(191,251)
			LIBOR-BBA plus	500
			25 bp)	Transportation
Index

6,799,749		1/9/08	(1 month USD-	Standard & Poors	(373,646)
			LIBOR-BBA plus	500
			25 bp)	Pharmaceuticals,
Biotechnology &
Life Sciences
Index

5,835,482		1/9/08	(1 month USD-	Standard & Poors	(55,114)
			LIBOR-BBA plus	500 Insurance
			25 bp)	Index

2,530,702		1/9/08	(1 month USD-	Standard & Poors	(29,483)
			LIBOR-BBA plus	500 Commercial
			25 bp)	Services &
Supplies Index

6,798,600		1/9/08	(1 month USD-	Standard & Poors	142,005
			LIBOR-BBA plus	500 Software &
			25 bp)	Services Index

4,319,160		1/9/08	(1 month USD-	Standard & Poors	(170,238)
			LIBOR-BBA plus	500 Consumer
			25 bp)	Services Index

1,122,661		1/9/08	(1 month USD-	Standard & Poors	(48,781)
			LIBOR-BBA plus	500 Automobiles
			25 bp)	& Components

Index

1,389,632		1/9/08	(1 month USD-	Standard & Poors	6,115
			LIBOR-BBA plus	500 Materials
			25 bp)	Index

2,827,203		1/9/08	(1 month USD-	Standard & Poors	(118,646)
			LIBOR-BBA plus	500 Diversified
			25 bp)	Financials Index

1,606,178		1/9/08	(1 month USD-	Standard & Poors	20,766
			LIBOR-BBA plus	500 Health Care
			25 bp)	Equipment &
Services Index

4,159,385		1/9/08	1 month USD-	Standard and	21,727
			LIBOR-BBA minus	Poor's 500
			30 bp	Semiconductors
and
Semiconductors
Equipment
Industry Group
Index

5,557,671		1/9/08	1 month USD-	Standard & Poors	395,021
			LIBOR-BBA minus	500 Retailing
			30 bp	Index

5,431,603		1/9/08	1 month USD-	Standard & Poors	24,852
			LIBOR-BBA minus	500 Household &
			30 bp	Personal
Products Index

11,119,302		1/9/08	1 month USD-	Standard & Poors	(642,298)
			LIBOR-BBA minus	500 Energy Index
30 bp

8,526,668		1/9/08	1 month USD-	Standard & Poors	597,287
			LIBOR-BBA minus	500 Banks Index
30 bp

6,450,455		1/9/08	1 month USD-	Standard & Poors	274,702
			LIBOR-BBA minus	500 Real Estate
			30 bp	Index

15,362,016		1/9/08	1 month USD-	Standard & Poors	235,624
			LIBOR-BBA minus	500 Food
			30 bp	Beverage &
Tobacco Index

8,157,555		1/9/08	1 month USD-	Standard & Poors	(165,648)
			LIBOR-BBA minus	500
			30 bp	Telecommunication
Services Index

12,477,934		1/9/08	1 month USD-	Standard & Poors	173,601
			LIBOR-BBA minus	500 Food &
			30 bp	Staples
Retailing GICS
Industry Group
Index

1,828,000	(F)	4/30/08	110 bp plus Banc	The spread	23,398
			of America	return of Banc
			Securities AAA	of America
			10 yr Index	Securities- CMBS
			multiplied by	AAA 10 year Index
the modified
duration factor

19,012,000	(F)	3/1/08	(Beginning	The spread	214,703
			of period nominal	return of Lehman
			spread of Lehman	Brothers AAA
			Brothers AAA	8.5+ CMBS Index
			8.5+ Commercial	adjusted by
			Mortgage Backed	modified
			Securities Index	duration factor
minus 115 bp)

26,539,261		9/24/08	3 month USD-	Russell 2000	653,299
			LIBOR-BBA	Total Return
Index

5,649,000	(F)	2/1/08	25 bp plus	The spread	(76,098)
			beginning	return of Lehman
			of period nominal	Brothers AAA
			spread of Lehman	8.5+ CMBS Index
			Brothers AAA	adjusted by
			8.5+ Commercial	modified
			Mortgage Backed	duration factor
Securities Index

4,634,700	(F)	8/1/08	Change in spread	The spread	(61,076)
			of Lehman	return of Lehman
			Brothers AAA	Brothers AAA
			8.5+ Commercial	8.5+ CMBS Index
			Mortgage Backed	adjusted by
			Securities Index	modified

			minus 17.5 bp	duration factor

Lehman Brothers Special Financing, Inc.
1,449,337		5/1/08	(1 month USD-	Lehman Brothers	(77,504)
			LIBOR-BBA minus	U.S. High Yield
			0.50%)	Index

3,500,000		4/1/08	(3,500,000)	100 bp plus	(160,504)
Lehman Brothers
U.S. High Yield
Index

10,012,000		6/2/08	(Beginning	The spread	--
			of period nominal	return of Lehman
			spread of Lehman	Brothers AAA
			Brothers AAA	8.5+ CMBS Index
			8.5+ Commercial	adjusted by
			Mortgage Backed	modified
			Securities Index	duration factor
minus 175 bp)

17,080,000	(F)	7/2/08	(Beginning	The spread	(60,156)
			of period nominal	return of Lehman
			spread of Lehman	Brothers AAA
			Brothers AAA	8.5+ CMBS Index
			8.5+ Commercial	adjusted by
			Mortgage Backed	modified
			Securities Index	duration factor
minus 230 bp)

10,335,000		6/1/08	(Beginning	The spread	(53,969)
			of period nominal	return of Lehman
			spread of Lehman	Brothers AAA
			Brothers AAA	8.5+ CMBS Index
			8.5+ Commercial	adjusted by
			Mortgage Backed	modified
			Securities Index	duration factor
minus 500 bp)

6,250,000	(F)	6/2/08	(Beginning	The spread	(112,713)
			of period nominal	return of Lehman
			spread of Lehman	Brothers AAA
			Brothers AAA	8.5+ CMBS Index
			8.5+ Commercial	adjusted by
			Mortgage Backed	modified
			Securities Index	duration factor
minus 300 bp)

2,710,000		6/1/08	(20 bp plus	The spread	(53,815)
			beginning	return of Lehman
			of period nominal	Brothers AAA
			spread of Lehman	8.5+ CMBS Index
			Brothers AAA	adjusted by
			8.5+ Commercial	modified
			Mortgage Backed	duration factor
Securities Index)

5,410,000		5/1/08	(Beginning	The spread	(57,351)
			of period nominal	return of Lehman
			spread of Lehman	Brothers AAA
			Brothers AAA	8.5+ CMBS Index
			8.5+ Commercial	adjusted by
			Mortgage Backed	modified
			Securities Index	duration factor
minus 175 bp)

9,550,000		5/1/08	(Beginning	The spread	(54,693)
			of period nominal	return of Lehman
			spread of Lehman	Brothers AAA
			Brothers AAA	8.5+ CMBS Index
			8.5+ Commercial	adjusted by
			Mortgage Backed	modified
			Securities Index	duration factor
minus 218.75 bp)

13,029,000		4/1/08	Beginning	The spread	(309,749)
			of period nominal	return of Lehman
			spread of Lehman	Brothers AAA
			Brothers AAA	8.5+ CMBS Index
			8.5+ Commercial	adjusted by
			Mortgage Backed	modified
			Securities Index	duration factor
minus 10 bp

18,700,000		4/1/08	(Beginning	The spread	412,688
			of period nominal	return of Lehman
			spread of Lehman	Brothers AAA
			Brothers AAA	8.5+ CMBS Index
			8.5+ Commercial	adjusted by
			Mortgage Backed	modified
			Securities Index	duration factor
minus 175 bp)

18,700,000	(F)	9/1/08	Beginning	The spread	(262,810)
			of period nominal	return of Lehman
			spread of Lehman	Brothers AAA

		Brothers AAA	8.5+ CMBS Index
		8.5+ Commercial	adjusted by
		Mortgage Backed	modified
		Securities Index	duration factor

16,043,000	3/1/08	(2.5 bp plus	The spread	278,644
		beginning	return of Lehman
		of period nominal	Brothers AAA
		spread of Lehman	8.5+ CMBS Index
		Brothers AAA	adjusted by
		8.5+ Commercial	modified
		Mortgage Backed	duration factor
Securities Index)

2,099,990	3/1/08	(1 month USD-	100 bp plus	(106,271)
		LIBOR-BBA minus	Lehman Brothers
		20 bp)	U.S. High Yield
Index

103,980,505	2/1/08	(1 month USD-	100 bp plus	(581,161)
		LIBOR-BBA plus	Lehman Brothers
		15 bp)	US Aggregate RBI
Series 1 Index

9,964,000	3/1/08	Beginning	The spread	(122,147)
		of period nominal	return of Lehman
		spread of Lehman	Brothers AAA
		Brothers AAA	8.5+ CMBS Index
		8.5+ Commercial	adjusted by
		Mortgage Backed	modified
		Securities Index	duration factor
minus 70 bp

14,261,000	3/1/08	(Beginning	The spread	199,253
		of period nominal	return of Lehman
		spread of Lehman	Brothers AAA
		Brothers AAA	8.5+ CMBS Index
		8.5+ Commercial	adjusted by
		Mortgage Backed	modified
		Securities Index	duration factor
minus 120 bp)

5,140,000	2/1/08	(Beginning	The spread	82,764
		of period nominal	return of Lehman
		spread of Lehman	Brothers AAA
		Brothers AAA	8.5+ CMBS Index
		8.5+ Commercial	adjusted by
		Mortgage Backed	modified
		Securities Index	duration factor
minus 45 bp)

22,143,000	2/1/08	30 bp plus	The spread	(292,363)
		beginning	return of Lehman
		of period nominal	Brothers AAA
		spread of Lehman	8.5+ CMBS Index
		Brothers AAA	adjusted by
		8.5+ Commercial	modified
		Mortgage Backed	duration factor
Securities Index

3,973,000	2/1/08	Beginning	The spread	(60,503)
		of period nominal	return of Lehman
		spread of Lehman	Brothers AAA
		Brothers AAA	8.5+ CMBS Index
		8.5+ Commercial	adjusted by
		Mortgage Backed	modified
		Securities Index	duration factor
minus 50 bp

7,814,000	2/1/08	57.5 bp plus	The spread	(145,740)
		beginning	return of Lehman
		of period nominal	Brothers AAA
		spread of Lehman	8.5+ CMBS Index
		Brothers AAA	adjusted by
		8.5+ Commercial	modified
		Mortgage Backed	duration factor
Securities Index

9,326,000	1/1/08	(5 bp plus	The spread	474,864
		beginning	return of Lehman
		of period nominal	Brothers AAA
		spread of Lehman	8.5+ CMBS Index
		Brothers AAA	adjusted by
		8.5+ Commercial	modified
		Mortgage Backed	duration factor
Securities Index)

10,240,000	1/1/08	(Beginning	The spread	538,120
		of period nominal	return of Lehman
		spread of Lehman	Brothers AAA
		Brothers AAA	8.5+ CMBS Index
		8.5+ Commercial	adjusted by
		Mortgage Backed	modified
		Securities Index)	duration factor

10,240,000	1/1/08	(10 bp plus	The spread	532,631

			beginning	return of Lehman
			of period nominal	Brothers AAA
			spread of Lehman	8.5+ CMBS Index
			Brothers AAA	adjusted by
			8.5+ Commercial	modified
			Mortgage Backed	duration factor
Securities Index)

18,206,000		3/1/08	Beginning	The spread	(258,838)
			of period nominal	return of Lehman
			spread of Lehman	Brothers Aaa
			Brothers AAA	8.5+ CMBS Index
			8.5+ Commercial	adjusted by
			Mortgage Backed	modified
			Securities Index	duration factor
minus 40 bp

Morgan Stanley Capital Services, Inc.
7,000,000	(F)	4/2/08	(Beginning	The spread	(56,168)
			of period nominal	return of Lehman
			spread of Lehman	Brothers AAA
			Brothers AAA	8.5+ CMBS Index
			8.5+ Commercial	adjusted by
			Mortgage Backed	modified
			Securities Index	duration factor
minus 235 bp)

6,250,000	(F)	5/3108	(Banc of America	The spread	(77,269)
			Securities AAA	return of Banc
			10 yr Index	of America
			multiplied by	Securities- CMBS
			the modified	AAA 10 year Index
duration factor
minus 250 bp)

10,603,000	(F)	5/2/08	10 bp plus Banc	The spread	(5,164)
			of America	return of Banc
			Securities AAA	of America
			10 yr Index	Securities- CMBS
			multiplied by	AAA 10 year Index
the modified
duration factor

4,760,000	(F)	4/30/08	Change in spread	The spread	(23,134)
			of Banc	return of Banc
			of America	of America
			Securities AAA	Securities- CMBS
			10 yr Index	AAA 10 year Index
multiplied by
the modified
duration factor
minus 15 bp

3,382,000		1/31/08	Change in spread	The spread	(50,245)
			of Banc	return of Banc
			of America	of America
			Securities AAA	Securities- CMBS
			10 yr Index	AAA 10 year Index
multiplied by
the modified
duration factor
minus 80 bp

3,382,000		1/31/08	Change in spread	The spread	(91,013)
			of Lehman	return of Lehman
			Brothers AAA	Brothers AAA
			8.5+ Commercial	8.5+ CMBS Index
			Mortgage Backed	adjusted by
			Securities Index	modified
			minus 70 bp	duration factor

17,813,000	(F)	1/31/08	40 bp plus	The spread	(413,101)
			beginning	return of Lehman
			of period nominal	Brothers Aaa
			spread of Lehman	8.5+ CMBS Index
			Brothers AAA	adjusted by
			8.5+ Commercial	modified
			Mortgage Backed	duration factor
Securities Index

Total					$1,410,562

(F) Is valued at fair value following procedures approved by the Trustees.

Putnam Asset Allocation: Conservative Portfolio

CREDIT DEFAULT CONTRACTS OUTSTANDING at 12/31/07 (Unaudited)
	Upfront				Fixed payments	Unrealized
Swap counterparty /	premium	Notional		Termination	received (paid) by	appreciation/
Referenced debt*	received (paid)**	amount		date	fund per annum	(depreciation)

Bank of America, N.A.
Abitibibowater Inc.,
6 1/2%, 6/15/13	$--	$30,000		12/20/08	550 bp	$(506)

DJ ABX NA CMBX BBB Index	1,718	2,499,000	(F)	10/12/52	(134 bp)	501,107

DJ CDX NA HY Series 8
Index	198,105	33,365,000		6/20/12	(275 bp)	1,856,123

DJ CDX NA HY Series 9
Index	75,400	1,885,000		12/20/12	375 bp	(5,655)

DJ CDX NA HY Series 9
Index	(17,813)	3,000,000		12/20/12	375 bp	(146,813)

DJ CDX NA IG Series 8
Index	(4,338)	7,480,000		6/20/17	(60 bp)	183,186

DJ CDX NA IG Series 8
Index	(47,285)	12,985,000		6/20/17	(60 bp)	278,249

Financial Security
Assurance Inc.	--	105,000		12/20/12	95 bp	255

L-3 Communications
Corp. 7 5/8%, 6/15/12	--	65,000		6/20/11	(101 bp)	(125)

Nalco, Co.
7.75%,11/15/11	--	30,000		9/20/12	350 bp	(718)

XL Capital Assurance
Inc.	--	50,000		12/20/12	400 bp	(3,888)

Bear Stearns International, Ltd.
DJ ABX NA CMBX BBB Index	14,524	2,998,898	(F)	10/12/52	(134 bp)	613,810

Citibank, N.A.
Abitibibowater Inc.,
6 1/2%, 6/15/13	--	30,000	(F)	12/20/08	825 bp	257

Abitibibowater Inc.,
6 1/2%, 6/15/13	--	35,000	(F)	12/20/08	725 bp	(147)

Abitibibowater Inc.,
6 1/2%, 6/15/13	--	30,000	(F)	12/20/08	800 bp	84

Arrow Electronic Inc.,
6 7/8%, 6/1/18	--	155,000		3/20/13	(43 bp)	(97)

CMS Energy Corp.,
6.875%, 12/15/15	--	470,000		6/20/12	57 bp	(15,245)

Conagra Foods Inc., 7%,
10/1/28	--	946,000		9/20/10	(27 bp)	(2,720)

Freescale
Semiconductor, 8 7/8%,
12/15/14	--	80,000		9/20/12	495 bp	(5,274)

Motorola, Inc., 6.5%,
9/1/25	--	175,000		3/20/13	(79 bp)	(293)

Valero Energy Corp.,
9.5%, 2/1/13	--	340,000		3/20/13	(69.5 bp)	(4)

Yum! Brands Inc.,
8 7/8%, 4/15/11	--	270,000		3/20/13	(65 bp)	(188)

Credit Suisse International
Dynegy Holdings Inc.,
6 7/8%, 4/1/11	--	50,000		6/20/17	297 bp	(5,658)

Sprint Capital Corp,
8 3/8%, 3/15/12	--	790,000		6/20/12	(59 bp)	17,983

Deutsche Bank AG
DJ CDX NA IG Series 8
Index 7-10% tranche	--	953,000		6/20/12	22 bp	(40,528)

DJ CDX NA IG Series 9
Index	(69,012)	15,420,000		12/20/12	(60 bp)	43,399

DJ LCDX NA Series 9.1
Index 15-100% tranche	--	1,075,000		12/20/12	61.56 bp	(28,171)

France Telecom, 7.25%,
1/28/13	--	390,000		6/20/16	70 bp	4,564

Nalco, Co. 7.75%,
11/15/11	--	25,000		12/20/12	363 bp	(569)

Goldman Sachs International
Any one of the
underlying securities
in the basket of BB
CMBS securities	--	1,678,000	(F)	(a)	2.461%	85,047

DJ ABX HE A Index	362,525	541,000		1/25/38	369 bp	(10,487)

DJ ABX HE AAA Index	127,146	541,000		1/25/38	76 bp	(13,456)

DJ CDX NA CMBX AAA Index	17,922	490,000		3/15/49	7 bp	3,131

DJ CDX NA HY Series 9
Index 25-35% tranche	--	1,062,000		12/20/10	108.65 bp	(19,337)

DJ CDX NA IG Series 8
Index	(6)	7,475,000		6/20/17	(60 bp)	187,392

DJ CDX NA IG Series 8
Index	405,217	26,950,000		6/20/12	35 bp	(155,972)

DJ CDX NA IG Series 8
Index	(50,424)	11,980,000		6/20/17	(60 bp)	249,914

DJ CDX NA IG Series 9
Index	(156,966)	47,510,000		12/20/12	(60 bp)	(503,314)

General Motors Corp.,
7 1/8%, 7/15/13	--	90,000		9/20/08	620 bp	1,314

General Motors Corp.,
7 1/8%, 7/15/13	--	20,000		9/20/08	620 bp	292

Lehman Brothers
Holdings, 6 5/8%,
1/18/12	--	485,000		9/20/17	(67.8 bp)	10,026

Merrill Lynch & Co.,
5%, 1/15/15	--	485,000		9/20/12	48 bp	(15,769)

Merrill Lynch & Co.,
5%, 1/15/15	--	485,000		9/20/17	(59.8 bp)	13,886

JPMorgan Chase Bank, N.A.
DJ CDX NA HY Series 9
Index 25-35% tranche	--	1,089,000		12/20/10	105.5 bp	(20,798)

DJ CDX NA IG Series 8
Index	76,337	4,757,000		6/20/12	35 bp	(22,720)

DJ CDX NA IG Series 9
Index	--	840,000		12/20/12	(13.55 bp)	1,692

DJ CDX NA IG Series 9
Index 30-100% tranche	--	3,635,000		12/20/12	(5.8 bp)	20,114

Lehman Brothers Special Financing, Inc.
Bear Stearns Co. Inc.,
5.3%, 10/30/15	--	485,000		9/20/17	(77 bp)	22,210

CMS Energy Corp.,
6.875%, 12/15/15	--	120,000		6/20/12	62 bp	(4,341)

Community Health
Systems, 8 7/8%, 7/15/15	--	73,000		12/20/12	360 bp	(1,518)

DJ ABX HE A Index	376,690	542,000		1/25/38	369 bp	5,139

DJ ABX HE A Index	362,525	541,000		1/25/38	369 bp	(8,313)

DJ ABX HE AAA Index	151,760	542,000		1/25/38	76 bp	14,905

DJ ABX HE AAA Index	127,146	541,000		1/25/38	76 bp	(9,403)

DJ ABX NA CMBX BBB Index	1,360	330,000	(F)	10/12/52	(134 bp)	67,306

DJ CDX NA CMBX AA Index	(15,241)	481,000	(F)	3/15/49	(15 bp)	29,818

DJ CDX NA EM Series 7
Index	(360,342)	33,365,000		6/20/12	125 bp	(845,693)

DJ CDX NA HY Series 8
Index 35-60% tranche	--	16,869,000		6/20/12	104 bp	(711,714)

DJ CDX NA HY Series 9
Index 25-35% tranche	--	4,300,000		12/20/10	90 bp	(100,964)

DJ CDX NA HY Series 9
Index 25-35% tranche	--	4,300,000		12/20/10	104.5 bp	(83,341)

DJ CDX NA IG Series 8
Index 30-100% tranche	--	14,744,950		6/20/12	(3.125 bp)	88,817

DJ CDX NA IG Series 8
Index 30-100% tranche	--	12,064,050		6/20/12	(8 bp)	47,125

DJ CDX NA IG Series 9
Index	8,749	1,710,000		12/20/12	60 bp	(3,716)

DJ CDX NA IG Series 9
Index	(41,780)	18,080,000		12/20/17	(80 bp)	15,414

DJ CDX NA IG Series 9
Index	(7,175)	1,450,000		12/20/12	(60 bp)	(17,745)

DJ CDX NA IG Series 9
Index	(36,688)	5,215,000		12/20/12	60 bp	(74,705)

DJ LCDX NA Series 9.1
Index 15-100% tranche	--	1,075,000		12/20/12	59.3 bp	(19,793)

Goldman Sachs Group,
Inc., 6.6%, 1/15/12	--	485,000		9/20/17	(58 bp)	(496)

Morgan Stanley Dean
Witter, 6.6%, 4/1/12	--	485,000		9/20/12	48 bp	(10,151)

Morgan Stanley Dean

Witter, 6.6%, 4/1/12	--	485,000		9/20/17	(60.5 bp)	8,962

Sungard Data Systems,
Inc., 9 1/8%, 8/15/13	--	30,000		9/20/12	395 bp	(111)

XL Capital Assurance
Inc.	--	160,000		12/20/12	400 bp	(12,443)

Merrill Lynch Capital Services, Inc.
General Motors Corp.,
7 1/8%, 7/15/13	--	65,000		9/20/08	500 bp	373

Merrill Lynch International
Dynegy Holdings Inc.,
6 7/8%, 4/1/11	--	50,000		6/20/17	295 bp	(5,712)

Morgan Stanley Capital Services, Inc.
DJ ABX NA CMBX BBB Index	758	1,043,200	(F)	10/12/52	(134 bp)	209,227

DJ CDX NA CMBX AAA Index	363,090	5,821,000	(F)	12/13/49	8 bp	139,637

DJ CDX NA CMBX AAAA
Index	250,649	9,550,000		2/17/51	35 bp	31,306

DJ CDX NA IG Series 8
Index	130,417	8,470,000		6/20/12	35 bp	(45,957)

DJ CDX NA IG Series 8
Index	194,775	16,200,000		6/20/12	35 bp	(142,563)

DJ CDX NA IG Series 8
Index	--	7,450,000		6/20/17	(60 bp)	186,772

DJ CDX NA IG Series 9
Index	(35,268)	7,880,000		12/20/12	(60 bp)	22,177

Dynegy Holdings Inc.,
6 7/8%, 4/1/11	--	50,000		6/20/12	225 bp	(3,102)

Jefferson Smurfit Corp,
7.5%, 6/1/13	--	35,000		9/20/12	445 bp	975

Nalco, Co. 7.75%,
11/15/11	--	30,000		9/20/12	330 bp	(952)

Total						$1,840,803

* Payments related to the reference debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

(a) Terminating on the date on which the notional amount is reduced to zero or the date on which the assets securing the reference entity are liquidated.

(F) Is valued at fair value following procedures approved by the Trustees.

Key to holding's currency abbreviations

AED	United Arab Emirates Dirham
EUR	Euro
INR	Indian Rupee
USD / $	United States Dollar

NOTES

(a) Percentages indicated are based on net assets as follows:

Growth Portfolio	$ 2,697,197,097
Balanced Portfolio	2,288,672,619
Conservative Portfolio	1,130,258,602

(RAT) The Moody's or Standard & Poor's ratings indicated are believed to be the most recent ratings available at December 31, 2007 for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at December 31, 2007. Security ratings are defined in the Statement of Additional Information.

(b) The aggregate identified cost on a tax basis is as follows:

	Cost for federal	Unrealized	Unrealized	Net unrealized
	income tax purposes	appreciation	depreciation	appreciation

Growth Portfolio	$ 2,655,540,040	$ 426,776,830	$ (141,277,898)	$ 285,498,932
Balanced Portfolio	2,422,911,811	347,065,228	(111,313,416)	235,751,812
Conservative Portfolio	1,264,933,708	121,297,531	(41,170,442)	80,127,089

(NON) Non-income-producing security.

(STP) The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.

(RES) Restricted, excluding 144A securities, as to public resale. VFB, LLC was acquired on various dates from 6/22/99 to 1/21/00 with a cost of $230,697 (for Conservative Portfolio). The total market value of restricted securities held by the fund was less than 0.1% of the fund's net assets.

(PIK) Income may be received in cash or additional securities at the discretion of the issuer.

(SEG) These securities, in part or in entirety, were pledged and segregated with the custodian to cover margin requirements for futures contracts for one or more of the funds at December 31, 2007.

(c) Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at December 31, 2007. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.

(d) Each fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. At December 31, 2007, the value of securities loaned amounted to $206,999,428, $154,398,903 and $20,543,181 (for Growth Portfolio, Balanced Portfolio and Conservative Portfolio, respectively). The fund received cash collateral of $213,162,779, $159,065,261 and $21,177,423, (for Growth Portfolio, Balanced Portfolio and Conservative Portfolio, respectively) which is pooled with collateral of other Putnam funds into 58 issues (for Growth Portfolio) and 57 issues (for Balanced Portfolio and Conservative Portfolio) of short-term investments.

(e) Each fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the funds' manager, a wholly-owned subsidiary of Putnam, LLC. Investments in Putnam Prime Money Market Fund are valued at its closing net asset value each business day. Management fees paid by the fund are reduced by an amount equal to the management fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $2,699,128, $1,546,597 and $1,205,866 (for Growth Portfolio, Balanced Portfolio and Conservative Portfolio, respectively) for the period ended December 31, 2007. During the period ended December 31, 2007, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated as follows:

	Cost of	Proceeds of
	purchases	sales

Growth Portfolio	$ 156,757,955	$ 196,738,797
Balanced Portfolio	142,707,512	107,909,806
Conservative Portfolio	126,632,649	79,919,851

(F) Is valued at fair value following procedures approved by the Trustees. On December 31, 2007 fair value pricing was also used for certain foreign securities in the portfolio.

(R) Real Estate Investment Trust.

(SG) Securities on loan, in part or in entirety, at December 31, 2007 (Growth Portfolio).

(SB) Securities on loan, in part or in entirety, at December 31, 2007 (Balanced Portfolio).

(SC) Securities on loan, in part or in entirety, at December 31, 2007 (Conservative Portfolio).

At December 31, 2007, liquid assets totaling $327,595,974, $489,183,728 and $302,901,068 (for Growth Portfolio, Balanced Portfolio and Conservative Portfolio, respectively) have been designated as collateral for open forward commitments, swap contracts, forward contracts, options and futures contracts.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR, SDR or GDR after the name of a foreign holding stands for American Depository Receipts, Swedish Depository Receipts or Global Depository Receipts, respectively, representing ownership of foreign securities on deposit with a custodian bank.

TBA after the name of a security represents to be announced securities.

The rates shown on Floating Rate Bonds (FRB) and Floating Rate Notes (FRN) are the current interest rates at December 31, 2007.

The dates shown on debt obligations are the original maturity dates.

Inverse Floating Rate Bonds (IFB) are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The interest rates shown are the current interest rates at December 31, 2007.

DIVERSIFICATION BY COUNTRY

Distribution of investments by country of issue at December 31, 2007: (as a percentage of Portfolio Value)

Growth Portfolio

Australia	1.8%
Austria	0.5
Belgium	1.0
Brazil	0.8
China	1.0
Finland	0.7
France	1.9
Germany	1.1
Hong Kong	0.7
Italy	1.0
Japan	4.5
Luxembourg	0.7
Netherlands	1.5
Norway	0.5
Russia	0.8
South Korea	1.0
Spain	0.8
Sweden	0.8
Switzerland	1.0
Taiwan	0.5
United Kingdom	3.7
United States	69.6
Other	4.1

Total	100.0%

Balanced Portfolio

Australia	1.4%
Belgium	0.8
Finland	0.5
France	1.3
Germany	0.7
Italy	0.7
Japan	3.3
Luxembourg	0.6
Netherlands	1.2
Spain	0.5
Sweden	0.6
Switzerland	0.6
United Kingdom	2.9
United States	82.0
Other	2.9

Total	100.0%

Conservative Portfolio

Australia	0.8%
France	0.7
Japan	1.8
Netherlands	0.6
United Kingdom	1.9
United States	89.6
Other	4.6

Total	100.0%

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Market quotations are not considered to be readily available for certain debt obligations; such investments are valued at fair value on the basis of valuations furnished by an independent pricing service or dealers, approved by the Trustees. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At December 31, 2007, fair value pricing was used for certain foreign securities in the portfolios.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Certain investments, including certain restricted securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the funds could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Repurchase agreements Each fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

Stripped securities Each fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.

Forward currency contracts Each fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short-term investments), or for other investment purposes. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the statement of assets and liabilities. Forward currency contracts outstanding at period end, if any, are listed after the funds' portfolios.

Futures and options contracts Each fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to each fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the funds' portfolios.

Total return swap contracts Each fund may enter into total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount. To the extent that the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. Certain total return swap contracts may include extended effective dates. Income related to these swap contracts is accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Total return swap contracts outstanding at period end, if any, are listed after the funds' portfolios.

Interest rate swap contracts Each fund may enter into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the fund’s exposure to interest rates. Interest rate swap contracts are marked-to-market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. Certain interest rate swap contracts may include extended effective dates. Income related to these swap contracts is accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Interest rate swap contracts outstanding at period end, if any, are listed after the funds' portfolios.

Credit default contracts Each fund may enter into credit default contracts where one party, the protection buyer, makes an upfront or periodic payment to a counterparty, the protection seller, in exchange for the right to receive a contingent payment. The maximum amount of the payment may equal the notional amount, at par, of the underlying index or security as a result of a related credit event. Payments are made upon a credit default event of the disclosed primary referenced obligation or all other equally ranked obligations of the reference entity. An upfront payment received by the fund, as the protection seller, is recorded as a liability on the fund’s books. An upfront payment made by the fund, as the protection buyer, is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The credit default contracts are marked-to-market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made as a result of a credit event or termination of the contract are recognized, net of a proportional amount of the upfront payment, as realized gains or losses. In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index, the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased comparable publicly traded securities or that the counterparty may default on its obligation to perform. Risks of loss may exceed amounts recognized on the statement of assets and liabilities. Credit default contracts outstanding at period end, if any, are listed after the funds' portfolios.

TBA purchase commitments Each fund may enter into “TBA” (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above. The contract is marked-to-market daily and the change in market value is recorded by the fund as an unrealized gain or loss.

Although each fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

TBA sale commitments Each fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.

Unsettled TBA sale commitments are valued at fair value of the underlying securities, generally according to the procedures described under “Security valuation” above. The contract is marked-to-market daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into. TBA sale commitments outstanding at period end, if any, are listed after the funds' portfolio.

Dollar rolls To enhance returns, each fund may enter into dollar rolls (principally using TBAs) in which the fund sells securities for delivery in the current month and simultaneously contracts to purchase similar securities on a specified future date. During the period between the sale and subsequent purchase, the fund will not be entitled to receive income and principal payments on the securities sold. The fund will, however, retain the difference between the initial sales price and the forward price for the future purchase. The fund will also be able to earn interest on the cash proceeds that are received from the initial sale. The fund may be exposed to market or credit risk if the price of the security changes unfavorably or the counterparty fails to perform under the terms of the agreement.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Asset Allocation Funds

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: February 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: February 28, 2008

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: February 28, 2008